UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08004

                                   ASTON FUNDS
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: OCTOBER 31

                    Date of reporting period: APRIL 30, 2009



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


(ASTON ASSET MANAGEMENT LOGO)

SEMI ANNUAL REPORT 2009
APRIL 30, 2009

CLASS N, I, & R SHARES
EQUITY, GLOBAL/INTERNATIONAL,
ALTERNATIVE, SECTOR, BALANCED, &
FIXED INCOME

                                    (GRAPHIC)

                                   Aston Funds

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers. Together with the Funds' distributor, PFPC Distributors, Inc., we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

     - Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

     - Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

     - Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

     - Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

     - Companies that provide services for us to help market our products to you; and

     -    Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within both the Funds' and Distributor's organizations, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the Web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have or had a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The Aston Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

                       This page intentionally left blank.

Aston Funds

LARGE CAP FUNDS
   Montag & Caldwell Growth Fund
   Veredus Select Growth Fund
   Growth Fund
   Optimum Large Cap Opportunity Fund
   Value Fund

MULTI CAP FUND
   TAMRO All Cap Fund

EQUITY INCOME FUND
   River Road Dividend All Cap Value Fund

MID CAP FUNDS
   Optimum Mid Cap Fund
   Montag & Caldwell Mid Cap Growth Fund
   Cardinal Mid Cap Value Fund

SMALL-MID CAP FUND
   River Road Small-Mid Cap Fund

SMALL CAP FUNDS
   Veredus Aggressive Growth Fund
   TAMRO Small Cap Fund
   River Road Small Cap Value Fund

GLOBAL/INTERNATIONAL FUNDS
   Neptune International Fund
   Barings International Fund
   Fortis Global Real Estate Fund

ALTERNATIVE FUNDS
   Smart Portfolios Fund
   New Century Absolute Return ETF Fund
   MB Enhanced Equity Income Fund
   Lake Partners LASSO Alternatives Fund

SECTOR FUND
   Fortis Real Estate Fund

BALANCED FUNDS
   Montag & Caldwell Balanced Fund
   Balanced Fund

FIXED INCOME FUND
   TCH Fixed Income Fund

TABLE OF CONTENTS

Performance Summary ......................................................     2
Schedule of Investments ..................................................     4
Statement of Assets and Liabilities ......................................    46
Statement of Operations ..................................................    52
Statements of Changes in Net Assets ......................................    58
Financial Highlights .....................................................    68
Notes to Financial Statements ............................................   109
Additional Information ...................................................   125

   THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
      DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.

ASTON FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD, KING OF
                               PRUSSIA, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 - www.astonfunds.com

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2009


                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                       SIX MONTH  ----------------------------   TOTAL     NET
                                                         TOTAL                       10-YEAR    EXPENSE  EXPENSE  INCEPTION
                                               CLASS  RETURN (a)   1-YEAR  5-YEAR  OR LIFE (b)   RATIO    RATIO     DATE
                                               -----  ----------   ------  ------  -----------  -------  -------  ---------
EQUITY FUNDS
   Montag & Caldwell Growth Fund                 N       -1.02%    -26.61%  -0.25%    -1.82%      1.08%    1.08%   11/02/94
                                                 I       -0.92     -26.44    0.01     -1.54       0.83     0.83    06/28/96
                                                 R       -1.15     -26.80   -0.48      2.31       1.33     1.33    12/31/02
   Veredus Select Growth Fund (1)                N       -7.25     -38.66   -0.46     -0.73       1.36     1.32    12/31/01
                                                 I       -7.09     -38.53     N/A     -8.26       1.11     1.07    09/11/06
   Growth Fund                                   N       -0.88     -26.56   -4.09     -2.50       1.14     1.14    12/13/93
                                                 I       -0.73     -26.37   -3.81     -3.85       0.89     0.89    07/31/00
                                                 R       -0.93     -26.70   -4.28     -0.63       1.39     1.39    12/31/02
   Optimum Large Cap Opportunity Fund (1)        N       -0.74     -39.88     N/A    -15.49       1.88     1.23    12/28/06
   Value Fund (2)                                N       -7.97     -33.59   -0.44     -0.87       1.18     1.07    01/04/93
                                                 I       -7.73     -33.38     N/A     -5.05       0.93     0.82    09/20/05
   TAMRO All Cap Fund (1)                        N        0.86     -27.61   -1.24      0.91       1.88     1.20    11/30/00
   River Road Dividend All Cap Value Fund (1)    N       -9.86     -30.62     N/A     -2.49       1.41     1.36    06/28/05
                                                 I       -9.64     -30.39     N/A    -20.72       1.16     1.11    06/28/07
   Optimum Mid Cap Fund                          N        3.87     -35.39   -0.72      7.06       1.16     1.16    09/19/94
                                                 I        4.05     -35.20     N/A     -1.13       0.91     0.91    07/06/04
   Montag & Caldwell Mid Cap Growth Fund (1)     N        0.34     -37.35     N/A    -29.96       4.32     1.41    11/02/07
   Cardinal Mid Cap Value Fund (1)               N        1.51     -29.42     N/A    -26.38       7.76     1.41    11/02/07
   River Road Small-Mid Cap Fund (1)             N       -2.49     -25.49     N/A    -15.98       1.55     1.52    03/29/07
                                                 I       -2.43     -25.41     N/A    -19.96       1.30     1.27    06/28/07
   Veredus Aggressive Growth Fund (1)            N       -7.11     -38.37   -5.07      1.78       1.56     1.50    06/30/98
                                                 I       -6.92     -38.21   -4.81     -5.28       1.31     1.25    10/05/01
   TAMRO Small Cap Fund                          N       -3.30     -21.91    0.62      7.23       1.34     1.34    11/30/00
                                                 I       -3.10     -21.68     N/A     -0.68       1.09     1.09    01/04/05
   River Road Small Cap Value Fund               N       -3.14     -26.64     N/A     -1.29       1.47     1.47    06/28/05
                                                 I       -3.05     -26.48     N/A    -14.87       1.22     1.22    12/13/06
GLOBAL/INTERNATIONAL FUNDS
   Neptune International Fund (1)                N       -2.83        N/A     N/A    -48.97(c)    2.83     1.30    06/17/08
                                                 I       -2.60     -49.08     N/A    -27.05       2.58     1.05    08/06/07
   Barings International Fund (1) (2)            I        1.69     -42.86     N/A    -35.70       3.36     1.15    11/02/07
   Fortis Global Real Estate Fund (1)            N      -16.16     -54.03     N/A    -36.64       2.08     1.51    08/03/07
ALTERNATIVE FUNDS
   Smart Portfolios Fund (1)                     N        0.40     -16.56     N/A    -13.00       3.79     1.51    01/10/08
   New Century Absolute Return ETF Fund (1)      N       -9.12     -24.21     N/A    -18.83       3.28     1.76    03/04/08
   MB Enhanced Equity Income Fund (1)            N       -0.66     -23.03     N/A    -14.59       2.02     1.10    01/15/08
   Lake Partners LASSO Alternatives Fund (1)     I         N/A        N/A     N/A      1.50(c)    3.10     2.85    04/01/09
SECTOR FUND
   Fortis Real Estate Fund (1)                   N      -21.26     -50.08   -1.87      4.51       1.57     1.37    12/30/97
                                                 I      -21.23     -49.92     N/A    -13.28       1.32     1.12    09/20/05

Aston Funds

PERFORMANCE SUMMARY (UNAUDITED) - CONTINUED                 AS OF APRIL 30, 2009

                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                       SIX MONTH                                TOTAL     NET
                                                         TOTAL                      10-YEAR    EXPENSE  EXPENSE  INCEPTION
                                               CLASS  RETURN (a)  1-YEAR  5-YEAR  OR LIFE (b)   RATIO    RATIO      DATE
                                               -----  ----------  ------  ------  -----------  -------  -------  ---------
BALANCED FUNDS
   Montag & Caldwell Balanced Fund (2)           N        3.25%   -15.42%   1.29%     0.66%      1.75%    1.35%   11/02/94
                                                 I        3.39    -15.24    1.50      0.90       1.50     1.10    12/31/98
   Balanced Fund (2)                             N        1.94    -18.55   -1.33      0.16       1.50     1.50    09/21/95
FIXED INCOME FUND
   TCH Fixed Income Fund (1)                     N        8.09     -2.06    3.18      4.40       1.08     0.76    12/13/93
                                                 I        8.22     -1.82    3.45      4.86       0.83     0.51    07/31/00

----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES.

(1) CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER. THE ADVISER CONTRACTUALLY WAIVED MANAGEMENT FEES AND/OR REIMBURSED EXPENSES THROUGH FEBRUARY 28, 2010 AT THE RATES REPRESENTED BY THE NET EXPENSE RATIO COLUMN SHOWN IN THE TABLE.

(2) THE NET EXPENSE RATIO INCLUDES VOLUNTARY WAIVER OF MANAGEMENT FEES AND/OR EXPENSE LIMITATIONS BY THE ADVISER THAT MAY CHANGE OR END AT ANY TIME.

(a)  Not annualized.

(b) Return figures shown are average annual total returns for the period from inception through April 30, 2009 except for Montag & Caldwell Growth Fund Class N and Class I, Growth Fund Class N, Value Fund Class N, Optimum Mid Cap Fund Class N, Veredus Aggressive Growth Fund Class N, Fortis Real Estate Fund Class N, Montag & Caldwell Balanced Fund Class N and Class I, Balanced Fund Class N and TCH Fixed Income Fund Class N which are for the 10 years ended April 30, 2009.

(c)  Returns are cumulative since inception and are not annualized.

MID AND SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID. BOND AND BALANCED FUNDS HAVE THE SAME INTEREST RATE, HIGH YIELD, AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS IN THE PORTFOLIO, ALL OF WHICH COULD REDUCE A FUND'S VALUE. EXCHANGE-TRADED FUNDS (ETFS) ARE SECURITIES OF OTHER INVESTMENT COMPANIES. AN ETF SEEKS TO TRACK THE PERFORMANCE OF AN INDEX BY HOLDING ALL OR A SAMPLING, OF THE SECURITIES OF THAT INDEX. ETF FUNDS INVEST IN MANY DIFFERENT AREAS OF THE MARKET, EACH OF WHICH MAY INVOLVE ITS OWN ELEMENT OF RISK. BY SELLING COVERED CALL OPTIONS, A FUND LIMITS ITS OPPORTUNITY TO PROFIT FROM AN INCREASE IN THE PRICE OF THE UNDERLYING STOCK ABOVE THE EXERCISE PRICE, BUT CONTINUES TO BEAR THE RISK OF A DECLINE IN THE STOCK. SECTOR FUNDS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE OF CONCENTRATION IN A SPECIFIC INDUSTRY SECTOR. INTERNATIONAL INVESTING MAY INCLUDE THE RISK OF SOCIAL AND POLITICAL INSTABILITY, MARKET ILLIQUIDITY AND CURRENCY VOLATILITY. HEDGED MUTUAL FUNDS USE DERIVATIVE INSTRUMENTS, SHORT SELLING, LEVERAGING AND INVESTING IN COMMODITIES, COMMODITY-LINKED AND NON-U.S. COMPANIES THAT INVOLVE SIGNIFICANT RISKS AND LOSSES MAY OCCUR. REAL ESTATE FUNDS ARE NON-DIVERSIFIED AND MAY BE MORE SUSCEPTIBLE TO RISK THAN FUNDS THAT INVEST MORE BROADLY AND MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE OF CHANGES IN PROPERTY VALUES OF THE UNDERLYING PROPERTY AND DEFAULTS BY BORROWERS.

Aston Funds

MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                          3%
CASH & NET OTHER ASSETS AND LIABILITIES            2%
INFORMATION TECHNOLOGY                            30%
CONSUMER STAPLES                                  21%
HEALTH CARE                                       17%
ENERGY                                            12%
CONSUMER DISCRETIONARY                             7%
FINANCIALS                                         4%
INDUSTRIALS                                        4%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 98.23%
               CONSUMER DISCRETIONARY - 7.12%
         500   Johnson Controls ..............................................   $          9,505
   1,340,800   McDonald's ....................................................         71,451,232
   1,167,500   NIKE, Class B .................................................         61,258,725
                                                                                 ----------------
                                                                                      132,719,462
                                                                                 ----------------
               CONSUMER STAPLES - 21.34%
   1,752,800   Coca-Cola .....................................................         75,458,040
     754,220   Colgate-Palmolive .............................................         44,498,980
   1,097,700   Costco Wholesale ..............................................         53,348,220
   1,210,600   CVS Caremark ..................................................         38,472,868
   1,120,600   PepsiCo .......................................................         55,761,056
   1,000,600   Procter & Gamble ..............................................         49,469,664
   1,597,600   Wal-Mart Stores ...............................................         80,519,040
                                                                                 ----------------
                                                                                      397,527,868
                                                                                 ----------------
               ENERGY - 11.77%
   1,595,800   Cameron International * .......................................         40,820,564
     530,175   Devon Energy ..................................................         27,489,574
   1,901,400   Halliburton ...................................................         38,446,308
     815,700   Occidental Petroleum ..........................................         45,915,753
   1,359,800   Schlumberger ..................................................         66,616,602
                                                                                 ----------------
                                                                                      219,288,801
                                                                                 ----------------
               FINANCIALS - 4.58%
   4,613,200   Charles Schwab ................................................         85,251,936
                                                                                 ----------------
               HEALTH CARE - 16.59%
   1,651,100   Abbott Laboratories ...........................................         69,098,535
     989,700   Allergan ......................................................         46,179,402
   1,550,900   Gilead Sciences * .............................................         71,031,220
   3,222,200   Schering-Plough ...............................................         74,175,044
   1,257,700   Stryker .......................................................         48,685,567
                                                                                 ----------------
                                                                                      309,169,768
                                                                                 ----------------
               INDUSTRIALS - 3.73%
     996,600   Emerson Electric ..............................................         33,924,264
     938,300   Fluor .........................................................         35,533,421
                                                                                 ----------------
                                                                                       69,457,685
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INFORMATION TECHNOLOGY - 29.69%
     709,600   Apple * .......................................................   $     89,288,968
     230,200   Google, Class A * .............................................         91,152,294
   2,321,460   Hewlett-Packard ...............................................         83,526,131
   2,421,000   Juniper Networks * ............................................         52,414,650
   1,994,300   QUALCOMM ......................................................         84,398,776
   1,255,800   Research In Motion * ..........................................         87,278,100
   1,000,600   Visa, Class A .................................................         64,998,976
                                                                                 ----------------
                                                                                      553,057,895
                                                                                 ----------------
               MATERIALS - 3.41%
     747,900   Monsanto ......................................................         63,489,230
                                                                                 ----------------
               TOTAL COMMON STOCKS
               (Cost $1,907,459,441) .........................................      1,829,962,645
                                                                                 ----------------
INVESTMENT COMPANY - 1.82%
  33,870,023   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................         33,870,023
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $33,870,023) .........................................         33,870,023
                                                                                 ----------------
TOTAL INVESTMENTS - 100.05%
   (Cost $1,941,329,464)** ...................................................      1,863,832,668
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (0.05)% ...................................           (843,441)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $  1,862,989,227
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $  66,646,842
Gross unrealized depreciation .................    (144,143,638)
                                                  -------------
Net unrealized depreciation ...................   $ (77,496,796)
                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES            7%
INFORMATION TECHNOLOGY                            41%
CONSUMER DISCRETIONARY                            22%
HEALTH CARE                                       12%
FINANCIALS                                        11%
INDUSTRIALS                                        6%
MATERIALS                                          1%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 92.44%
               CONSUMER DISCRETIONARY - 21.63%
      46,600   Amazon.com * ..................................................   $      3,752,230
      54,200   Carnival ......................................................          1,456,896
      34,625   Darden Restaurants ............................................          1,280,086
     495,300   Ford Motor * ..................................................          2,961,894
      70,800   Gap ...........................................................          1,100,232
      93,100   Home Depot ....................................................          2,450,392
      21,500   Kohl's * ......................................................            975,025
      89,075   Toll Brothers * ...............................................          1,804,660
                                                                                 ----------------
                                                                                       15,781,415
                                                                                 ----------------
               FINANCIALS - 10.98%
     234,300   Bank of America ...............................................          2,092,299
       9,700   CME Group .....................................................          2,147,095
     106,450   Fidelity National Financial, Class A ..........................          1,929,939
     125,300   Invesco .......................................................          1,844,416
                                                                                 ----------------
                                                                                        8,013,749
                                                                                 ----------------
               HEALTH CARE - 11.66%
      14,700   Cephalon * ....................................................            964,467
      71,300   Illumina * ....................................................          2,663,055
      53,300   St. Jude Medical * ............................................          1,786,616
      70,400   Teva Pharmaceutical, SP ADR ...................................          3,089,856
                                                                                 ----------------
                                                                                        8,503,994
                                                                                 ----------------
               INDUSTRIALS - 6.16%
     230,100   Delta Air Lines * .............................................          1,419,717
      33,600   Jacobs Engineering Group * ....................................          1,278,144
     257,750   Southwest Airlines ............................................          1,799,095
                                                                                 ----------------
                                                                                        4,496,956
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 40.74%
     122,375   Akamai Technologies * .........................................          2,694,698
      90,925   Analog Devices ................................................          1,934,884
      64,600   Broadcom, Class A * ...........................................          1,498,074
     148,400   Corning .......................................................          2,169,608

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INFORMATION TECHNOLOGY (CONTINUED)
      79,200   Dolby Laboratories, Class A * .................................   $      3,178,296
       5,000   Google, Class A * .............................................          1,979,850
     142,700   Intel .........................................................          2,251,806
     250,000   Marvell Technology Group * ....................................          2,745,000
       7,825   MasterCard, Class A ...........................................          1,435,496
     390,500   Micron Technology * ...........................................          1,905,640
      45,800   QUALCOMM ......................................................          1,938,256
      42,700   Research In Motion * ..........................................          2,967,650
      46,500   Visa, Class A .................................................          3,020,640
                                                                                 ----------------
                                                                                       29,719,898
                                                                                 ----------------
               MATERIALS - 1.27%
      34,900   United States Steel ...........................................            926,595
                                                                                 ----------------
               TOTAL COMMON STOCKS
               (Cost $60,509,217) ............................................         67,442,607
                                                                                 ----------------
INVESTMENT COMPANY - 11.37%
   8,292,658   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................          8,292,658
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $8,292,658) ..........................................          8,292,658
                                                                                 ----------------
TOTAL INVESTMENTS - 103.81%
   (Cost $68,801,875)** ......................................................         75,735,265
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (3.81)% ...................................         (2,780,538)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     72,954,727
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 8,362,460
Gross unrealized depreciation .................    (1,429,070)
                                                  -----------
Net unrealized appreciation ...................   $ 6,933,390
                                                  ===========

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

GROWTH FUND                                                       APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                          3%
CASH & NET OTHER ASSETS AND LIABILITIES            1%
INFORMATION TECHNOLOGY                            30%
CONSUMER STAPLES                                  22%
HEALTH CARE                                       16%
ENERGY                                            12%
CONSUMER DISCRETIONARY                             7%
FINANCIALS                                         5%
INDUSTRIALS                                        4%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 99.26%
               CONSUMER DISCRETIONARY - 7.21%
     130,116   McDonald's ....................................................   $      6,933,882
     112,209   NIKE, Class B .................................................          5,887,606
                                                                                 ----------------
                                                                                       12,821,488
                                                                                 ----------------
               CONSUMER STAPLES - 21.46%
     171,821   Coca-Cola .....................................................          7,396,894
      72,306   Colgate-Palmolive .............................................          4,266,054
     110,108   Costco Wholesale ..............................................          5,351,249
     121,427   CVS Caremark ..................................................          3,858,950
      98,414   PepsiCo .......................................................          4,897,081
      93,717   Procter & Gamble ..............................................          4,633,368
     153,618   Wal-Mart Stores ...............................................          7,742,347
                                                                                 ----------------
                                                                                       38,145,943
                                                                                 ----------------
               ENERGY - 11.97%
     160,115   Cameron International * .......................................          4,095,742
      48,204   Devon Energy ..................................................          2,499,377
     181,124   Halliburton ...................................................          3,662,327
      81,808   Occidental Petroleum ..........................................          4,604,972
     131,012   Schlumberger ..................................................          6,418,278
                                                                                 ----------------
                                                                                       21,280,696
                                                                                 ----------------
               FINANCIALS - 4.76%
     457,735   Charles Schwab ................................................          8,458,943
                                                                                 ----------------
               HEALTH CARE - 16.35%
     149,419   Abbott Laboratories ...........................................          6,253,185
      94,114   Allergan ......................................................          4,391,359
     143,316   Gilead Sciences * .............................................          6,563,873
     317,140   Schering-Plough ...............................................          7,300,563
     117,514   Stryker .......................................................          4,548,967
                                                                                 ----------------
                                                                                       29,057,947
                                                                                 ================

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INDUSTRIALS - 3.85%
     100,916   Emerson Electric ..............................................   $      3,435,181
      90,200   Fluor .........................................................          3,415,874
                                                                                 ----------------
                                                                                        6,851,055
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 30.23%
      70,805   Apple * .......................................................          8,909,393
      22,100   Google, Class A * .............................................          8,750,937
     222,518   Hewlett-Packard ...............................................          8,006,198
     242,630   Juniper Networks * ............................................          5,252,939
     199,425   QUALCOMM ......................................................          8,439,666
     119,307   Research In Motion * ..........................................          8,291,837
      93,700   Visa, Class A .................................................          6,086,752
                                                                                 ----------------
                                                                                       53,737,722
                                                                                 ----------------
               MATERIALS - 3.43%
      71,800   Monsanto ......................................................          6,095,102
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $208,744,218) ........................................        176,448,896
                                                                                 ----------------
INVESTMENT COMPANY - 1.01%
   1,788,776   BlackRock Liquidity Funds TempCash Portfolio ..................          1,788,776
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,788,776) ..........................................          1,788,776
                                                                                 ----------------
TOTAL INVESTMENTS - 100.27%
   (Cost $210,532,994)** .....................................................        178,237,672
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (0.27)% ...................................           (484,340)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $    177,753,332
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $  5,038,099
Gross unrealized depreciation .................    (37,333,421)
                                                  ------------
Net unrealized depreciation ...................   $(32,295,322)
                                                  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND                                APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

TELECOMMUNICATION SERVICES                         3%
UTILITIES                                          3%
INFORMATION TECHNOLOGY                            23%
HEALTH CARE                                       14%
ENERGY                                            13%
INDUSTRIALS                                       13%
FINANCIALS                                         7%
CONSUMER DISCRETIONARY                             7%
CONSUMER STAPLES                                   7%
CASH & NET OTHER ASSETS AND LIABILITIES            7%
MATERIALS                                          3%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 93.19%
               CONSUMER DISCRETIONARY - 6.81%
       4,150   DIRECTV Group * ...............................................   $        102,630
       5,750   Staples .......................................................            118,565
                                                                                 ----------------
                                                                                          221,195
                                                                                 ----------------
               CONSUMER STAPLES - 6.46%
       2,100   Wal-Mart Stores ...............................................            105,840
       3,300   Walgreen ......................................................            103,719
                                                                                 ----------------
                                                                                          209,559
                                                                                 ----------------
               ENERGY - 12.85%
       1,350   Diamond Offshore Drilling .....................................             97,753
       3,500   National-Oilwell Varco * ......................................            105,980
       1,725   Transcocean * .................................................            116,403
       2,800   XTO Energy ....................................................             97,048
                                                                                 ----------------
                                                                                          417,184
                                                                                 ----------------
               FINANCIALS - 7.17%
       2,250   ACE ...........................................................            104,220
       1,000   Goldman Sachs Group ...........................................            128,500
                                                                                 ----------------
                                                                                          232,720
                                                                                 ----------------
               HEALTH CARE - 14.33%
       2,100   Baxter International ..........................................            101,850
       5,125   Bristol-Myers Squibb ..........................................             98,400
       1,850   DaVita * ......................................................             85,784
       1,900   Gilead Sciences * .............................................             87,020
       2,750   St. Jude Medical * ............................................             92,180
                                                                                 ----------------
                                                                                          465,234
                                                                                 ----------------
               INDUSTRIALS - 12.72%
       7,125   ABB, SP ADR ...................................................            101,318
       2,500   Deere .........................................................            103,150
       2,525   Jacobs Engineering Group * ....................................             96,051
       1,500   Precision Castparts ...........................................            112,290
                                                                                 ----------------
                                                                                          412,809
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INFORMATION TECHNOLOGY - 23.25%
       3,450   Amphenol, Class A .............................................   $        116,748
         750   Apple * .......................................................             94,372
       5,975   Cisco Systems * ...............................................            115,437
         275   Google, Class A * .............................................            108,892
       1,000   International Business Machines ...............................            103,210
       5,000   Juniper Networks * ............................................            108,250
       5,575   Oracle ........................................................            107,821
                                                                                 ----------------
                                                                                          754,730
                                                                                 ----------------
               MATERIALS - 3.28%
       2,500   Freeport-McMoRan Copper & Gold, Class B .......................            106,625
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 3.26%
       3,225   America Movil, Series L, ADR ..................................            105,941
                                                                                 ----------------
               UTILITIES - 3.06%
       2,150   Exelon ........................................................             99,180
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $3,491,471) ..........................................          3,025,177
                                                                                 ----------------
INVESTMENT COMPANY - 7.06%
     229,095   BlackRock Liquidity Funds TempCash Portfolio ..................            229,095
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $229,095) ............................................            229,095
                                                                                 ----------------
TOTAL INVESTMENTS - 100.25%
   (Cost $3,720,566)** .......................................................          3,254,272
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (0.25)% ...................................             (8,020)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $      3,246,252
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 112,448
Gross unrealized depreciation .................    (578,742)
                                                  ---------
Net unrealized depreciation ...................   $(466,294)
                                                  =========

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VALUE FUND                                                        APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                          2%
CASH & NET OTHER ASSETS AND LIABILITIES            2%
FINANCIALS                                        18%
ENERGY                                            14%
CONSUMER STAPLES                                  14%
INDUSTRIALS                                       12%
INFORMATION TECHNOLOGY                            10%
HEALTH CARE                                       10%
CONSUMER DISCRETIONARY                             7%
UTILITIES                                          6%
TELECOMMUNICATION SERVICES                         5%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 98.08%
               CONSUMER DISCRETIONARY - 7.20%
       3,200   Apollo Group, Class A * .......................................   $        201,440
     116,318   Disney, Walt ..................................................          2,547,364
      61,310   Hasbro ........................................................          1,634,525
       5,100   Home Depot ....................................................            134,232
      13,155   Johnson Controls ..............................................            250,077
      32,148   Macy's ........................................................            439,785
      45,360   NIKE, Class B .................................................          2,380,039
      98,668   Omnicom Group .................................................          3,105,082
       5,523   Royal Caribbean Cruises .......................................             81,354
      37,780   Sherwin-Williams ..............................................          2,139,859
      17,628   Staples .......................................................            363,489
      12,200   Target ........................................................            503,372
       3,906   Time Warner Cable .............................................            125,890
                                                                                 ----------------
                                                                                       13,906,508
                                                                                 ----------------
               CONSUMER STAPLES - 14.03%
     102,100   Altria Group ..................................................          1,667,293
       6,210   Clorox ........................................................            348,070
       4,070   Coca-Cola .....................................................            175,213
       3,660   Colgate-Palmolive .............................................            215,940
     112,732   CVS Caremark ..................................................          3,582,623
      51,420   Diageo, SP ADR ................................................          2,460,447
       6,453   General Mills .................................................            327,103
      24,550   Groupe Danone, SP ADR .........................................            231,752
      13,730   Heineken, SP ADR ..............................................            203,067
       5,600   Kellogg .......................................................            235,816
     118,360   Kroger ........................................................          2,558,943
       4,610   Lorillard .....................................................            291,029
       4,450   Mead Johnson Nutrition, Class A * .............................            125,712
     104,915   Nestle, SP ADR ................................................          3,404,492
      39,748   PepsiCo .......................................................          1,977,860
     183,690   Philip Morris International ...................................          6,649,578
       9,797   Procter & Gamble ..............................................            484,346
      32,432   Smucker (J.M.) ................................................          1,277,805
       5,880   Wal-Mart Stores ...............................................            296,352
      19,150   Walgreen ......................................................            601,885
                                                                                 ----------------
                                                                                       27,115,326
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               ENERGY - 14.13%
      12,310   Anadarko Petroleum ............................................   $        530,069
      48,015   Apache ........................................................          3,498,373
      67,161   Chevron .......................................................          4,439,342
      40,395   Devon Energy ..................................................          2,094,481
      89,220   Exxon Mobil ...................................................          5,948,297
       7,100   Halliburton ...................................................            143,562
      56,710   Hess ..........................................................          3,107,141
      16,715   Marathon Oil ..................................................            496,435
       5,800   Noble .........................................................            158,514
       4,200   Noble Energy ..................................................            238,350
     125,900   Total, SP ADR .................................................          6,259,748
       3,240   Ultra Petroleum * .............................................            138,672
      18,510   Williams ......................................................            260,991
                                                                                 ----------------
                                                                                       27,313,975
                                                                                 ----------------
               FINANCIALS - 17.86%
     128,800   Allstate ......................................................          3,004,904
     192,377   Bank of New York Mellon .......................................          4,901,766
      12,300   Charles Schwab ................................................            227,304
      32,622   Chubb .........................................................          1,270,627
         400   CME Group .....................................................             88,540
       3,323   Franklin Resources ............................................            200,975
      50,630   Goldman Sachs Group ...........................................          6,505,955
       8,070   Invesco .......................................................            118,790
     174,200   JPMorgan Chase ................................................          5,748,600
     177,620   MetLife .......................................................          5,284,195
     110,690   State Street ..................................................          3,777,850
      55,000   Travelers .....................................................          2,262,700
      55,710   Wells Fargo ...................................................          1,114,757
                                                                                 ----------------
                                                                                       34,506,963
                                                                                 ----------------
               HEALTH CARE - 9.54%
      12,300   Abbott Laboratories ...........................................            514,755
       4,300   DENTSPLY International ........................................            123,066
       7,160   Genzyme * .....................................................            381,843
      65,330   Johnson & Johnson .............................................          3,420,679
      39,000   Medtronic .....................................................          1,248,000
     167,520   Merck .........................................................          4,060,685
      11,310   Merck KGaA, ADR ...............................................            330,252
     151,400   Pfizer ........................................................          2,022,704
      10,113   UnitedHealth Group ............................................            237,858
       6,680   Waters * ......................................................            295,056
       9,645   WellPoint * ...................................................            412,420
     127,180   Wyeth .........................................................          5,392,432
                                                                                 ----------------
                                                                                       18,439,750
                                                                                 ----------------
               INDUSTRIALS - 12.15%
      34,750   3M ............................................................          2,001,600
       5,380   Danaher .......................................................            314,407
       5,200   Deere .........................................................            214,552
      46,615   Eaton .........................................................          2,041,737
      10,120   General Electric * ............................................            128,018
       4,708   Grainger (W.W.) ...............................................            394,907
     105,700   Lockheed Martin ...............................................          8,300,621
     127,495   Northrop Grumman * ............................................          6,164,383
       4,800   Rockwell Automation ...........................................            151,632
       6,170   United Parcel Service, Class B ................................            322,938
      70,510   United Technologies ...........................................          3,443,708
                                                                                 ----------------
                                                                                       23,478,503
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 10.06%
     127,475   Accenture, Class A ............................................          3,751,589
      13,750   Agilent Technologies * ........................................            251,075
       5,940   Automatic Data Processing .....................................            209,088

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VALUE FUND                                                        APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INFORMATION TECHNOLOGY (CONTINUED)
       9,500   Cisco Systems * ...............................................   $        183,540
         520   Google, Class A * .............................................            205,904
      73,950   Hewlett-Packard ...............................................          2,660,721
     250,620   Intel .........................................................          3,954,784
      32,390   International Business Machines ...............................          3,342,972
      20,790   Nokia, SP ADR .................................................            293,971
     205,380   Oracle ........................................................          3,972,049
       5,080   Visa, Class A .................................................            329,997
      17,280   Western Union .................................................            289,440
                                                                                 ----------------
                                                                                       19,445,130
                                                                                 ----------------
               MATERIALS - 2.41%
       6,925   Air Products and Chemicals ....................................            456,357
      95,430   PPG Industries ................................................          4,203,692
                                                                                 ----------------
                                                                                        4,660,049
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 5.09%
     253,820   AT&T ..........................................................          6,502,868
       6,507   Embarq ........................................................            237,896
       9,070   Rogers Communications, Class B ................................            222,941
     156,639   Vodafone Group, SP ADR ........................................          2,874,326
                                                                                 ----------------
                                                                                        9,838,031
                                                                                 ----------------
               UTILITIES - 5.61%
      10,380   Allegheny Energy ..............................................            269,050
      11,740   American Electric Power .......................................            309,701
      10,110   CMS Energy ....................................................            121,522
      72,027   Dominion Resources ............................................          2,172,334
      44,040   FPL Group .....................................................          2,368,912
       4,180   Northeast Utilities ...........................................             87,864
      19,080   NRG Energy * ..................................................            343,058
      47,003   PG&E ..........................................................          1,744,751
       8,800   PPL ...........................................................            263,208
       6,500   Progress Energy ...............................................            221,780
      83,720   Public Service Enterprise Group ...............................          2,498,205
       9,800   Sempra Energy .................................................            450,996
                                                                                 ----------------
                                                                                       10,851,381
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $237,859,699) ........................................        189,555,616
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
INVESTMENT COMPANY - 1.75%
               CONSUMER DISCRETIONARY - 1.75%
   3,369,897   BlackRock Liquidity Funds TempCash Portfolio ..................   $      3,369,897
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $3,369,897) ..........................................          3,369,897
                                                                                 ----------------
TOTAL INVESTMENTS - 99.83%
   (Cost $241,229,596)** .....................................................        192,925,513
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 0.17% .....................................            337,790
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $    193,263,303
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $    969,162
Gross unrealized depreciation .................    (49,273,245)
                                                  ------------
Net unrealized depreciation ...................   $(48,304,083)
                                                  ============

ADR    American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO ALL CAP FUND                                                APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

PURCHASED OPTIONS, CASH & NET OTHER ASSETS
   AND LIABILITIES                                 1%
INFORMATION TECHNOLOGY                            21%
CONSUMER DISCRETIONARY                            18%
FINANCIALS                                        16%
HEALTH CARE                                       13%
CONSUMER STAPLES                                  11%
ENERGY                                             8%
INDUSTRIALS                                        8%
TELECOMMUNICATION SERVICES                         2%
OTHER COMMON STOCKS                                2%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 99.46%
               CONSUMER DISCRETIONARY - 18.30%
       1,525   Abercrombie & Fitch, Class A ..................................   $         41,266
       1,490   Amazon.com * ..................................................            119,975
       1,718   Apollo Group, Class A * .......................................            108,148
       8,680   CarMax * ......................................................            110,757
       1,155   Chipotle Mexican Grill, Class A * .............................             93,659
       1,372   Choice Hotels International ...................................             41,064
       9,225   Corinthian Colleges * .........................................            142,065
       2,856   Dollar Tree * .................................................            120,923
      13,407   Domino's Pizza * ..............................................            126,562
       6,785   GameStop, Class A * ...........................................            204,636
       4,735   M.D.C. Holdings ...............................................            161,842
       3,177   Mohawk Industries * ...........................................            150,304
       2,601   Whirlpool .....................................................            117,461
                                                                                 ----------------
                                                                                        1,538,662
                                                                                 ----------------
               CONSUMER STAPLES - 10.72%
       1,851   Coca-Cola .....................................................             79,686
       4,720   Kraft Foods, Class A ..........................................            110,448
       7,150   NBTY * ........................................................            185,256
       3,000   Philip Morris International ...................................            108,600
       4,850   TreeHouse Foods * .............................................            128,962
       7,720   United Natural Foods * ........................................            175,862
       2,230   Wal-Mart Stores ...............................................            112,392
                                                                                 ----------------
                                                                                          901,206
                                                                                 ----------------
               ENERGY - 8.69%
       3,880   Anadarko Petroleum ............................................            167,073
       3,720   CONSOL Energy .................................................            116,362
       2,914   Exxon Mobil ...................................................            194,276
       3,197   National-Oilwell Varco * ......................................             96,805
       4,516   XTO Energy ....................................................            156,525
                                                                                 ----------------
                                                                                          731,041
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               FINANCIALS - 16.50%
          83   Berkshire Hathaway, Class B * .................................   $        254,395
       1,356   Goldman Sachs Group ...........................................            174,246
       3,787   JPMorgan Chase ................................................            124,971
       6,305   Loews .........................................................            156,931
         240   Markel * ......................................................             68,880
       4,885   Morgan Stanley ................................................            115,481
       2,825   Northern Trust ................................................            153,567
       4,457   SunTrust Banks ................................................             64,359
       4,504   T. Rowe Price Group ...........................................            173,494
       5,535   U.S. Bancorp ..................................................            100,848
                                                                                 ----------------
                                                                                        1,387,172
                                                                                 ----------------
               HEALTH CARE - 12.84%
       3,575   Allergan ......................................................            166,809
       2,735   Amgen * .......................................................            132,565
       4,444   Cerner * ......................................................            239,087
       3,060   Johnson & Johnson .............................................            160,222
       2,590   Laboratory Corp. of America Holdings * ........................            166,148
         935   Medco Health Solutions * ......................................             40,719
       4,560   Pharmaceutical Product Development ............................             89,422
       1,981   WellPoint * ...................................................             84,708
                                                                                 ----------------
                                                                                        1,079,680
                                                                                 ----------------
               INDUSTRIALS - 7.96%
       2,100   Boeing ........................................................             84,105
       2,730   Danaher .......................................................            159,541
       4,269   Raytheon ......................................................            193,087
       2,942   Ryanair Holdings, SP ADR * ....................................             80,464
       3,120   United Technologies ...........................................            152,381
                                                                                 ----------------
                                                                                          669,578
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 20.71%
       5,515   Corning .......................................................             80,629
       6,992   Electronic Arts * .............................................            142,287
      13,925   EMC * .........................................................            174,480
       3,825   F5 Networks * .................................................            104,308
         555   Google, Class A * .............................................            219,763
         725   International Business Machines ...............................             74,827
       5,383   Oracle ........................................................            104,107
       4,225   Quality Systems ...............................................            226,545
       5,455   Salesforce.com * ..............................................            233,529
       5,050   Symantec * ....................................................             87,113
       3,703   VMware, Class A * .............................................             96,574
      13,802   Yahoo! * ......................................................            197,231
                                                                                 ----------------
                                                                                        1,741,393
                                                                                 ----------------
               MATERIALS - 1.15%
       3,471   DuPont (E.I.) de Nemours ......................................             96,841
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 1.88%
       2,300   Cbeyond * .....................................................             46,874
       3,654   Verizon Communications ........................................            110,862
                                                                                 ----------------
                                                                                          157,736
                                                                                 ----------------
               UTILITIES - 0.71%
       8,475   AES * .........................................................             59,918
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $8,002,025) ..........................................          8,363,227
                                                                                 ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO ALL CAP FUND                                                APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

  NUMBER OF                                                                           MARKET
  CONTRACTS                                                                            VALUE
------------                                                                     ----------------
PURCHASED OPTIONS - 0.01%
          65   Coca-Cola - Call Strike @ $60 Exp 01/10 .......................   $            975
                                                                                 ----------------
               TOTAL PURCHASED OPTIONS
                  (Cost $16,259) .............................................                975
                                                                                 ----------------

   SHARES
------------
INVESTMENT COMPANY - 0.77%
      64,567   BlackRock Liquidity Funds TempCash Portfolio ..................             64,567
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $64,567) .............................................             64,567
                                                                                 ----------------
TOTAL INVESTMENTS - 100.24%
   (Cost $8,082,851)** .......................................................          8,428,769
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (0.24)% ...................................            (20,159)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $      8,408,610
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal Income tax purposes.

Gross unrealized appreciation .................   $1,026,053
Gross unrealized depreciation .................     (680,135)
                                                  ----------
Net unrealized appreciation ...................   $  345,918
                                                  ==========

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                          4%
HEALTH CARE                                        2%
ENERGY                                            18%
FINANCIALS                                        17%
CONSUMER STAPLES                                  16%
CONSUMER DISCRETIONARY                            11%
INDUSTRIALS                                       10%
UTILITIES                                          7%
INFORMATION TECHNOLOGY                             6%
TELECOMMUNICATIONS SERVICES                        5%
CASH & NET OTHER ASSETS AND LIABILITIES            4%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 95.64%
               CONSUMER DISCRETIONARY - 10.61%
      39,450   Barnes & Noble ................................................   $      1,030,434
      35,550   Cato, Class A .................................................            683,271
      92,725   Cracker Barrel Old Country Store ..............................          3,023,762
      42,450   Gentex ........................................................            567,556
      48,625   Genuine Parts .................................................          1,651,305
      68,150   Hillenbrand ...................................................          1,238,967
      28,150   VF ............................................................          1,668,451
      63,600   Yum! Brands ...................................................          2,121,060
                                                                                 ----------------
                                                                                       11,984,806
                                                                                 ----------------
               CONSUMER STAPLES - 16.22%
      25,075   Brown-Forman, Class B .........................................          1,165,987
      48,375   Clorox ........................................................          2,711,419
      24,200   Diageo, SP ADR ................................................          1,157,970
      41,300   General Mills .................................................          2,093,497
      19,650   Industrias Bachoco, SP ADR ....................................            292,392
      33,250   Kimberly-Clark ................................................          1,633,905
      76,350   McCormick & Co
                  (Non-Voting Shares) ........................................          2,248,507
      44,425   PepsiCo .......................................................          2,210,588
      36,500   Procter & Gamble ..............................................          1,804,560
      72,650   SUPERVALU .....................................................          1,187,828
      77,325   Sysco .........................................................          1,803,992
                                                                                 ----------------
                                                                                       18,310,645
                                                                                 ----------------
               ENERGY - 17.87%
      78,275   Alliance Resource Partners LP .................................          2,574,465
      84,800   Boardwalk Pipeline Partners LP ................................          1,738,400
      56,175   Chevron .......................................................          3,713,167
     141,650   Encore Energy Partners LP .....................................          2,365,555
      51,175   Eni, SP ADR ...................................................          2,184,661
      72,725   Magellan Midstream Partners LP ................................          2,429,015
     142,300   Spectra Energy ................................................          2,063,350
      36,275   TC Pipelines LP ...............................................          1,090,427
      73,925   TEPPCO Partners LP ............................................          2,012,978
                                                                                 ----------------
                                                                                       20,172,018
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               FINANCIALS - 16.41%
      18,200   Associated Bancorp ............................................   $        281,554
      71,725   BancorpSouth ..................................................          1,667,606
      28,350   Bank of Hawaii ................................................            996,219
      31,950   Chubb .........................................................          1,244,452
      32,250   Cincinnati Financial ..........................................            772,387
      32,275   Erie Indemnity, Class A .......................................          1,139,953
     104,490   Gallagher (Arthur J.) .........................................          2,348,935
      61,275   Medallion Financial ...........................................            451,597
      24,850   Mid-America Apartment Communities, REIT .......................            919,201
      24,100   PartnerRe .....................................................          1,643,379
     123,875   People's United Financial .....................................          1,934,928
      83,250   Realty Income, REIT ...........................................          1,858,973
      40,325   Safety Insurance Group ........................................          1,332,741
      40,525   U.S. Bancorp ..................................................            738,366
      52,650   Zenith National Insurance .....................................          1,199,894
                                                                                 ----------------
                                                                                       18,530,185
                                                                                 ----------------
               HEALTH CARE - 2.29%
      40,625   Johnson & Johnson .............................................          2,127,125
      34,425   Pfizer ........................................................            459,918
                                                                                 ----------------
                                                                                        2,587,043
                                                                                 ----------------
               INDUSTRIALS - 9.92%
      17,875   3M ............................................................          1,029,600
      49,300   Honeywell International .......................................          1,538,653
      31,825   Norfolk Southern ..............................................          1,135,516
      37,875   PACCAR ........................................................          1,342,290
      32,825   United Parcel Service, Class B ................................          1,718,061
      24,825   United Technologies ...........................................          1,212,453
     120,900   Waste Management ..............................................          3,224,403
                                                                                 ----------------
                                                                                       11,200,976
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 6.26%
      60,050   Automatic Data Processing .....................................          2,113,760
     129,950   Intel .........................................................          2,050,611
      32,884   Methode Electronics ...........................................            197,962
      53,475   Microsoft .....................................................          1,083,403
      60,050   Paychex .......................................................          1,621,950
                                                                                 ----------------
                                                                                        7,067,686
                                                                                 ----------------
               MATERIALS - 4.07%
      46,975   International Flavors & Fragrances ............................          1,465,620
      32,100   Nucor .........................................................          1,306,149
     131,975   RPM International .............................................          1,823,895
                                                                                 ----------------
                                                                                        4,595,664
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 4.76%
      23,950   Atlantic Tele-Network .........................................            528,816
      72,750   BCE ...........................................................          1,556,850
     108,550   Verizon Communications ........................................          3,293,407
                                                                                 ----------------
                                                                                        5,379,073
                                                                                 ----------------
               UTILITIES - 7.23%
      35,000   ALLETE ........................................................            911,400
     128,775   Duke Energy ...................................................          1,778,383
      50,625   Integrys Energy Group .........................................          1,337,006
      80,700   Portland General Electric .....................................          1,474,389
      92,025   Southern ......................................................          2,657,682
                                                                                 ----------------
                                                                                        8,158,860
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $111,844,074) ........................................        107,986,956
                                                                                 ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                            APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
INVESTMENT COMPANY - 3.34%
   3,768,700   BlackRock Liquidity Funds
                  TempFund Portfolio .........................................   $      3,768,700
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $3,768,700) ..........................................          3,768,700
                                                                                 ----------------
TOTAL INVESTMENTS - 98.98%
   (Cost $115,612,774)* ......................................................        111,755,656
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 1.02% .....................................          1,147,930
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $    112,903,586
                                                                                 ================

----------
* At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 3,975,087
Gross unrealized depreciation .................    (7,832,205)
                                                  -----------
Net unrealized depreciation ...................   $(3,857,118)
                                                  ===========

LP     Limited Partnership

REIT   Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM MID CAP FUND                                              APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

OTHER COMMON STOCKS
   AND CASH & NET OTHER
   ASSETS AND LIABILITIES                          2%
INFORMATION TECHNOLOGY                            28%
CONSUMER DISCRETIONARY                            21%
INDUSTRIALS                                       18%
HEALTH CARE                                       15%
ENERGY                                            10%
MATERIALS                                          3%
FINANCIALS                                         3%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 99.89%
               CONSUMER DISCRETIONARY - 20.98%
   3,716,900   Belo, Class A .................................................   $      6,318,730
     883,440   BorgWarner ....................................................         25,575,588
   2,035,800   Gannett .......................................................          7,959,978
   1,994,200   Interpublic Group * ...........................................         12,483,692
     270,600   Magna International, Class A ..................................          9,189,576
   1,222,200   Mattel ........................................................         18,284,112
   4,461,245   New York Times, Class A .......................................         24,001,498
   1,618,200   Pearson, SP ADR ...............................................         16,764,552
     725,457   Scholastic ....................................................         14,313,267
                                                                                 ----------------
                                                                                      134,890,993
                                                                                 ----------------
               CONSUMER STAPLES - 1.97%
     170,020   Bunge .........................................................          8,162,660
     117,500   Molson Coors Brewing, Class B .................................          4,494,375
                                                                                 ----------------
                                                                                       12,657,035
                                                                                 ----------------
               ENERGY - 10.04%
   1,000,085   Compagnie Generale de
                  Geophysique-Veritas, SP ADR * ..............................         14,421,227
   1,110,800   Denbury Resources * ...........................................         18,083,824
     937,246   FMC Technologies * ............................................         32,081,931
                                                                                 ----------------
                                                                                       64,586,982
                                                                                 ----------------
               FINANCIALS - 2.85%
     348,745   Cincinnati Financial ..........................................          8,352,443
     365,400   Eaton Vance ...................................................         10,000,998
                                                                                 ----------------
                                                                                       18,353,441
                                                                                 ----------------
               HEALTH CARE - 14.75%
     298,400   Beckman Coulter ...............................................         15,683,904
     853,670   Biovail .......................................................          9,381,833
     644,200   Charles River Laboratories * ..................................         17,812,130
     206,200   Edwards Lifesciences * ........................................         13,068,956
     390,100   Lincare Holdings * ............................................          9,413,113
     447,000   PerkinElmer ...................................................          6,512,790
     688,500   Varian Medical Systems * ......................................         22,975,245
                                                                                 ----------------
                                                                                       94,847,971
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INDUSTRIALS - 17.98%
   2,032,100   Chicago Bridge & Iron .........................................   $     21,743,470
     539,800   Con-way .......................................................         13,376,244
     658,200   Manpower ......................................................         28,361,838
   2,988,400   Southwest Airlines ............................................         20,859,032
     380,700   URS * .........................................................         16,773,642
     889,300   Werner Enterprises ............................................         14,540,055
                                                                                 ----------------
                                                                                      115,654,281
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 28.41%
   1,582,800   Akamai Technologies * .........................................         34,853,256
     309,600   FactSet Research Systems ......................................         16,591,464
     523,725   Harris ........................................................         16,015,511
     761,700   Intuit * ......................................................         17,618,121
   2,106,000   Jabil Circuit .................................................         17,058,600
     884,600   Lexmark International Group, Class A * ........................         17,355,852
   1,226,004   Mentor Graphics * .............................................          8,238,747
     846,970   Molex .........................................................         14,118,990
     467,960   Molex, Class A ................................................          7,155,108
   9,827,385   Unisys * ......................................................         11,989,410
   1,021,455   Zebra Technologies * ..........................................         21,705,919
                                                                                 ----------------
                                                                                      182,700,978
                                                                                 ----------------
               MATERIALS - 2.91%
     383,700   FMC ...........................................................         18,697,699
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $834,328,057) ........................................        642,389,380
                                                                                 ----------------
INVESTMENT COMPANY - 0.36%
   2,309,856   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................          2,309,856
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $2,309,856) ..........................................          2,309,856
                                                                                 ----------------
TOTAL INVESTMENTS - 100.25%
   (Cost $836,637,913)** .....................................................        644,699,236
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (0.25)% ...................................         (1,632,496)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $    643,066,740
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $  57,359,347
Gross unrealized depreciation .................    (249,298,024)
                                                  -------------
Net unrealized depreciation ...................   $(191,938,677)
                                                  =============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                             APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS
   AND LIABILITIES                                 1%
INFORMATION TECHNOLOGY                            25%
INDUSTRIALS                                       17%
CONSUMER DISCRETIONARY                            15%
HEALTH CARE                                       12%
ENERGY                                            11%
FINANCIALS                                         9%
CONSUPER STAPLES                                   5%
MATERIALS                                          5%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 98.56%
               CONSUMER DISCRETIONARY - 14.51%
       1,210   Bed Bath & Beyond * ...........................................   $         36,808
         890   Burger King Holdings ..........................................             14,543
       2,540   Dick's Sporting Goods * .......................................             48,260
       1,290   GameStop, Class A * ...........................................             38,906
         330   Kohl's * ......................................................             14,966
         650   O'Reilly Automotive * .........................................             25,253
         800   Polo Ralph Lauren .............................................             43,072
       2,020   TJX ...........................................................             56,499
         370   Tractor Supply * ..............................................             14,941
                                                                                 ----------------
                                                                                          293,248
                                                                                 ----------------
               CONSUMER STAPLES - 5.39%
       1,320   Alberto-Culver ................................................             29,423
         890   Avon Products .................................................             20,256
         720   Cadbury, SP ADR ...............................................             21,665
         690   Church & Dwight ...............................................             37,543
                                                                                 ----------------
                                                                                          108,887
                                                                                 ----------------
               ENERGY - 10.56%
       1,390   Cameron International * .......................................             35,556
         565   Core Laboratories .............................................             47,025
       1,040   Forest Oil * ..................................................             16,640
         990   Oceaneering International * ...................................             45,114
       1,005   Smith International ...........................................             25,979
       1,200   Southwestern Energy * .........................................             43,032
                                                                                 ----------------
                                                                                          213,346
                                                                                 ----------------
               FINANCIALS - 8.58%
         820   Affiliated Managers Group * ...................................             46,617
         600   Aon ...........................................................             25,320
         870   Eaton Vance ...................................................             23,812
       1,470   Lazard, Class A ...............................................             40,131
         550   PartnerRe .....................................................             37,505
                                                                                 ----------------
                                                                                          173,385
                                                                                 ----------------
               HEALTH CARE - 11.88%
         400   Bard (C.R.) ...................................................             28,652
         630   Covance * .....................................................             24,746

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               HEALTH CARE (CONTINUED)
       1,460   Dentsply International ........................................   $         41,785
       1,080   Hologic * .....................................................             16,049
         820   St. Jude Medical * ............................................             27,486
         420   Techne ........................................................             24,032
       1,180   Varian Medical Systems * ......................................             39,377
         860   Waters * ......................................................             37,986
                                                                                 ----------------
                                                                                          240,113
                                                                                 ----------------
               INDUSTRIALS - 17.36%
       1,340   Ametek ........................................................             43,162
         680   Cooper Industries .............................................             22,297
         870   Copart * ......................................................             27,309
       1,250   Expeditors International Washington ...........................             43,388
       1,200   Fastenal ......................................................             46,032
         580   Jacobs Engineering Group * ....................................             22,063
       1,090   Joy Global ....................................................             27,795
         580   L-3 Communications Holdings ...................................             44,167
       1,070   Roper Industries ..............................................             48,781
         550   Stericycle * ..................................................             25,894
                                                                                 ----------------
                                                                                          350,888
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 25.32%
       1,310   Akamai Technologies * .........................................             28,846
       1,930   Amphenol, Class A .............................................             65,311
       1,760   Citrix Systems * ..............................................             50,213
       1,780   F5 Networks * .................................................             48,541
       1,070   Factset Research Systems ......................................             57,341
       1,550   Fiserv * ......................................................             57,846
       2,900   Juniper Networks * ............................................             62,785
       1,150   Microchip Technology ..........................................             26,450
       2,710   NetApp * ......................................................             49,593
       3,170   Xilinx ........................................................             64,795
                                                                                 ----------------
                                                                                          511,721
                                                                                 ----------------
               MATERIALS - 4.96%
         690   Air Products and Chemicals ....................................             45,471
       1,420   Ecolab ........................................................             54,741
                                                                                 ----------------
                                                                                          100,212
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $2,353,500) ..........................................          1,991,800
                                                                                 ----------------
INVESTMENT COMPANY - 1.24%
      25,021   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................             25,021
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $25,021) .............................................             25,021
                                                                                 ----------------
TOTAL INVESTMENTS - 99.80%
   (Cost $2,378,521)** .......................................................          2,016,821
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 0.20% .....................................              3,983
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $      2,020,804
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $  49,572
Gross unrealized depreciation .................    (411,272)
                                                  ---------
Net unrealized depreciation ...................   $(361,700)
                                                  =========

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

CARDINAL MID CAP VALUE FUND                                       APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES            5%
TELECOMMUNICATION SERVICES                         3%
INFORMATION TECHNOLOGY                            25%
HEALTH CARE                                       14%
CONSUMER DISCRETIONARY                            14%
FINANCIALS                                        12%
INDUSTRIALS                                       11%
ENERGY                                             6%
MATERIALS                                          5%
CONSUMER STAPLES                                   5%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 95.46%
               CONSUMER DISCRETIONARY - 14.28%
       1,411   American Eagle Outfitters .....................................   $         20,911
         153   Barnes & Noble ................................................              3,996
       1,000   Interactive Data ..............................................             22,480
       1,179   Speedway Motorsports ..........................................             17,685
         625   Stanley Works .................................................             23,769
       1,824   Virgin Media ..................................................             14,081
       2,215   Wendy's/Arby's Group, Class A .................................             11,075
                                                                                 ----------------
                                                                                          113,997
                                                                                 ----------------
               CONSUMER STAPLES - 4.49%
         550   Alberto-Culver ................................................             12,259
         600   Smucker (J.M.) ................................................             23,640
                                                                                 ----------------
                                                                                           35,899
                                                                                 ----------------
               ENERGY - 5.86%
         800   Concho Resources * ............................................             21,936
         400   Oceaneering International * ...................................             18,228
         350   Plains Exploration & Production * .............................              6,605
                                                                                 ----------------
                                                                                           46,769
                                                                                 ----------------
               FINANCIALS - 11.89%
         446   Affiliated Managers Group * ...................................             25,355
         517   Cash America International ....................................             11,560
         351   Gallagher (Arthur J.) .........................................              7,890
         600   Investment Technology Group * .................................             13,668
         875   People's United Financial .....................................             13,667
         828   Willis Group Holdings .........................................             22,778
                                                                                 ----------------
                                                                                           94,918
                                                                                 ----------------
               HEALTH CARE - 14.42%
         400   Beckman Coulter ...............................................             21,024
         311   Henry Schein * ................................................             12,763
       1,378   IMS Health ....................................................             17,308

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               HEALTH CARE (CONTINUED)
         517   Laboratory Corp of America Holdings * .........................   $         33,166
         376   Quest Diagnostics .............................................             19,300
         355   West Pharmaceutical Services ..................................             11,591
                                                                                 ----------------
                                                                                          115,152
                                                                                 ----------------
               INDUSTRIALS - 11.24%
         200   Alliant Techsystems * .........................................             15,930
         341   Equifax .......................................................              9,944
         325   L-3 Communications Holdings ...................................             24,749
         946   RR Donnelley & Sons ...........................................             11,021
         300   Teledyne Technologies * .......................................              9,579
         350   Watson Wyatt Worldwide, Class A ...............................             18,568
                                                                                 ----------------
                                                                                           89,791
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 25.48%
         600   Broadridge Financial Solutions ................................             11,610
       1,299   Check Point Software Technologies * ...........................             30,098
       1,900   Convergys * ...................................................             19,209
         600   Fiserv * ......................................................             22,392
         610   Hewitt Associates * ...........................................             19,130
       1,010   Intuit * ......................................................             23,361
       3,000   Novell * ......................................................             11,280
       1,151   Progress Software * ...........................................             24,390
         496   Sybase * ......................................................             16,844
       1,500   Western Union .................................................             25,125
                                                                                 ----------------
                                                                                          203,439
                                                                                 ----------------
               MATERIALS - 4.79%
         100   Compass Minerals International ................................              4,822
         720   Silgan Holdings ...............................................             33,473
                                                                                 ----------------
                                                                                           38,295
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 3.01%
       1,566   Frontier Communications .......................................             11,134
       1,553   Windstream ....................................................             12,890
                                                                                 ----------------
                                                                                           24,024
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $906,554) ............................................            762,284
                                                                                 ----------------
INVESTMENT COMPANY - 7.52%
      60,080   BlackRock Liquidity Funds TempCash Portfolio ..................             60,080
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $60,080) .............................................             60,080
                                                                                 ----------------
TOTAL INVESTMENTS - 102.98%
   (Cost $966,634)** .........................................................            822,364
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (2.98)% ...................................            (23,831)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $        798,533
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $  44,046
Gross unrealized depreciation .................    (188,316)
                                                  ---------
Net unrealized depreciation ...................   $(144,270)
                                                  =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                     APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

ENERGY                                             3%
TELECOMMUNICATION SERVICES                         1%
CONSUMER DISCRETIONARY                            26%
CONSUMER STAPLES                                  13%
FINANCIALS                                        17%
INDUSTRIALS                                       14%
MATERIALS                                          7%
INFORMATION TECHNOLOGY                             6%
HEALTH CARE                                        5%
UTILITIES                                          4%
CASH & NET OTHER ASSETS AND LIABILITIES            4%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 96.06%
               CONSUMER DISCRETIONARY - 26.20%
      44,770   Abercrombie & Fitch, Class A ..................................   $      1,211,476
      43,580   Bank (Jos. A.) Clothiers * ....................................          1,762,375
     111,590   Barnes & Noble ................................................          2,914,731
      59,340   Big Lots * ....................................................          1,640,158
     172,790   Brink's Home Security Holdings * ..............................          4,592,758
     144,290   Callaway Golf .................................................          1,089,389
     118,620   Cracker Barrel Old Country Store ..............................          3,868,198
      73,690   Dollar Tree * .................................................          3,120,035
      30,210   DreamWorks Animation SKG, Class A * ...........................            725,342
      94,480   Dress Barn * ..................................................          1,430,427
     175,050   Fred's, Class A ...............................................          2,391,183
      63,270   Hillenbrand ...................................................          1,150,249
      22,030   International Speedway, Class A ...............................            521,670
      82,850   JAKKS Pacific * ...............................................          1,048,053
     222,010   OfficeMax .....................................................          1,653,975
      82,050   Papa John's International * ...................................          2,177,607
     198,140   PetSmart ......................................................          4,533,443
      25,210   Polo Ralph Lauren .............................................          1,357,306
     164,320   Rent-A-Center * ...............................................          3,163,160
      97,970   Sotheby's .....................................................          1,137,432
      52,570   UniFirst ......................................................          1,960,335
                                                                                 ----------------
                                                                                       43,449,302
                                                                                 ----------------
               CONSUMER STAPLES - 12.88%
      86,796   American Dairy * ..............................................          1,372,245
     207,253   Casey's General Stores ........................................          5,515,002
      34,300   Coca-Cola Bottling ............................................          1,787,716
      87,440   Industrias Bachoco, SP ADR ....................................          1,301,107
      34,406   J & J Snack Foods .............................................          1,333,577
     122,640   National Beverage * ...........................................          1,291,399
     228,150   Ruddick .......................................................          5,854,329
      93,860   Village Super Market, Class A .................................          2,907,783
                                                                                 ----------------
                                                                                       21,363,158
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               ENERGY - 3.48%
      32,580   Bristow Group * ...............................................   $        741,521
      94,790   Cal Dive International * ......................................            750,737
      57,650   Cimarex Energy ................................................          1,550,785
      59,485   Encore Acquisition * ..........................................          1,736,367
      77,690   Frontier Oil ..................................................            987,440
                                                                                 ----------------
                                                                                        5,766,850
                                                                                 ----------------
               FINANCIALS - 17.09%
      10,671   Alleghany * ...................................................          2,706,806
      60,530   Associated Bancorp ............................................            936,399
      70,600   BancorpSouth ..................................................          1,641,450
      34,650   Bank of Hawaii ................................................          1,217,601
      88,517   Commerce Bancshares ...........................................          2,929,913
      34,460   Erie Indemnity, Class A .......................................          1,217,127
      57,830   FirstService * ................................................            576,565
     170,360   Hilltop Holdings * ............................................          1,930,179
      71,265   Max Capital Group .............................................          1,179,436
      38,940   Navigators Group * ............................................          1,767,097
      50,660   Oppenheimer Holdings, Class A .................................            540,036
      49,400   PartnerRe .....................................................          3,368,586
     142,530   People's United Financial .....................................          2,226,319
      36,870   UMB Financial .................................................          1,687,540
      56,070   W. R. Berkley .................................................          1,340,634
       5,782   White Mountains Insurance Group ...............................          1,106,212
      67,960   Whitney Holding ...............................................            812,802
      50,850   Zenith National Insurance .....................................          1,158,872
                                                                                 ----------------
                                                                                       28,343,574
                                                                                 ----------------
               HEALTH CARE - 4.90%
      52,920   Martek Biosciences * ..........................................            964,202
      21,420   MEDNAX * ......................................................            768,978
      72,590   Res-Care * ....................................................          1,162,892
      41,010   STERIS ........................................................            988,341
      73,530   Universal Health Services, Class B ............................          3,705,912
      16,150   West Pharmaceutical Services ..................................            527,298
                                                                                 ----------------
                                                                                        8,117,623
                                                                                 ----------------
               INDUSTRIALS - 13.60%
      51,755   AMERCO * ......................................................          1,679,450
     180,040   Brink's .......................................................          5,104,134
      72,480   Copart * ......................................................          2,275,147
     156,540   Equifax .......................................................          4,564,706
     135,540   Geo Group * ...................................................          2,254,030
     132,760   Houston Wire & Cable ..........................................          1,279,806
      70,395   Korn/Ferry International * ....................................            745,483
     213,280   Pike Electric * ...............................................          2,213,846
     108,590   TrueBlue * ....................................................          1,054,409
      72,485   Viad ..........................................................          1,383,014
                                                                                 ----------------
                                                                                       22,554,025
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 5.73%
      23,160   Affiliated Computer Services, Class A * .......................          1,120,481
      13,330   Anixter International * .......................................            530,267
      42,040   Bel Fuse, Class B .............................................            680,207
     140,750   Brightpoint * .................................................            733,307
     388,960   Ingram Micro, Class A * .......................................          5,647,699
     101,140   Ituran Location and Control ...................................            792,938
                                                                                 ----------------
                                                                                        9,504,899
                                                                                 ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                     APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               MATERIALS - 7.35%
      77,090   Airgas ........................................................   $      3,324,121
     192,980   AptarGroup ....................................................          5,988,169
     211,290   Glatfelter ....................................................          1,876,255
      46,040   Pactiv, Class A * .............................................          1,006,434
                                                                                 ----------------
                                                                                       12,194,979
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 0.71%
      11,160   Atlantic Tele-Network .........................................            246,413
      27,120   United States Cellular * ......................................            922,080
                                                                                 ----------------
                                                                                        1,168,493
                                                                                 ----------------
               UTILITIES - 4.12%
      56,135   ALLETE ........................................................          1,461,755
      31,380   Integrys Energy Group .........................................            828,746
     111,466   Portland General Electric .....................................          2,036,484
      99,572   SJW ...........................................................          2,509,214
                                                                                 ----------------
                                                                                        6,836,199
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $166,265,868) ........................................        159,299,102
                                                                                 ----------------
INVESTMENT COMPANY - 3.62%
   6,013,598   BlackRock Liquidity Funds TempFund Portfolio ..................          6,013,598
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $6,013,598) ..........................................          6,013,598
                                                                                 ----------------
TOTAL INVESTMENTS - 99.68%
   (Cost $172,279,466)** .....................................................        165,312,700
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 0.32% .....................................            526,653
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $    165,839,353
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 10,876,939
Gross unrealized depreciation .................    (17,843,705)
                                                  ------------
Net unrealized depreciation ...................   $ (6,966,766)
                                                  ============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                          1%
OTHER COMMON STOCKS
   AND CASH & NET OTHER
   ASSETS AND LIABILITIES                          1%
INFORMATION TECHNOLOGY                            39%
CONSUMER DISCRETIONARY                            19%
FINANCIALS                                        15%
INDUSTRIALS                                       12%
HEALTH CARE                                       10%
CONSUMER STAPLES                                   3%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
   COMMON STOCKS - 99.36%
               CONSUMER DISCRETIONARY - 18.80%
      20,075   Aeropostale * .................................................   $        681,948
     108,600   American Eagle Outfitters .....................................          1,609,452
      11,200   American Public Education .....................................            403,200
      30,125   Buckle ........................................................          1,125,771
      14,250   Buffalo Wild Wings * ..........................................            556,320
      55,575   Carter's * ....................................................          1,188,194
       4,275   Chipotle Mexican Grill, Class A ...............................            346,660
      25,725   Monro Muffler Brake ...........................................            642,353
      11,825   Panera Bread, Class A * .......................................            662,318
      46,425   Ryland Group (The) ............................................            961,462
                                                                                 ----------------
                                                                                        8,177,678
                                                                                 ----------------
               CONSUMER STAPLES - 3.51%
       4,025   Green Mountain Coffee Roasters * ..............................            291,048
      46,500   TreeHouse Foods * .............................................          1,236,435
                                                                                 ----------------
                                                                                        1,527,483
                                                                                 ----------------
               FINANCIALS - 14.84%
      12,925   Community Bank System .........................................            212,616
      48,800   First Horizon National ........................................            561,688
      39,425   First Midwest Bancorp .........................................            349,306
     102,100   Janus Capital Group ...........................................          1,024,063
      63,500   Jefferies Group ...............................................          1,242,695
      63,100   Knight Capital Group, Class A * ...............................            977,419
      22,500   Lazard, Class A ...............................................            614,250
      92,475   Marshall & Ilsley .............................................            534,506
      13,000   Pacific Capital Bancorp .......................................             90,220
      30,550   Raymond James Financial .......................................            479,330
      33,857   Zions Bancorporation ..........................................            370,057
                                                                                 ----------------
                                                                                        6,456,150
                                                                                 ----------------
               HEALTH CARE - 9.68%
      19,625   AMERIGROUP * ..................................................            586,199
      37,825   Hologic .......................................................            562,080
      26,250   Masimo * ......................................................            758,625
     130,300   Mylan * .......................................................          1,726,475
      19,850   Thoratec * ....................................................            576,841
                                                                                 ----------------
                                                                                        4,210,220
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INDUSTRIALS - 12.18%
      22,025   Aecom Technology * ............................................   $        566,703
      60,500   Continental Airlines, Class B * ...............................            636,460
      20,625   EMCOR Group * .................................................            428,794
      13,575   Granite Construction ..........................................            535,534
      19,150   Marten Transport * ............................................            397,171
      86,050   Perini * ......................................................          1,488,665
      48,000   Star Bulk Carriers ............................................            147,360
      14,375   URS * .........................................................            633,363
       8,775   Watson Wyatt Worldwide,
                  Class A ....................................................            465,514
                                                                                 ----------------
                                                                                        5,299,564
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 39.17%
      75,600   Akamai Technologies * .........................................          1,664,712
     108,850   Arris Group * .................................................          1,161,430
      38,900   AsiaInfo Holdings * ...........................................            651,575
      57,400   Atheros Communications * ......................................            988,428
      31,625   Avnet * .......................................................            692,271
      44,300   Cavium Networks * .............................................            557,294
     110,450   Cypress Semiconductor * .......................................            875,869
      22,750   DG Fastchannel * ..............................................            530,758
     224,950   LSI * .........................................................            863,808
      86,275   NetScout Systems * ............................................            775,612
      50,125   NetSuite * ....................................................            701,249
     130,800   ON Semiconductor * ............................................            708,936
      21,650   Riverbed Technology * .........................................            396,628
     161,200   Seagate Technology ............................................          1,315,392
      27,125   Solera Holdings * .............................................            618,993
      29,300   Starent Networks * ............................................            578,089
      27,500   Synaptics * ...................................................            893,200
     106,200   TeleCommunication Systems,
                  Class A * ..................................................          1,041,822
      59,325   Websense * ....................................................          1,057,765
      41,075   Western Digital *                                                          966,084
                                                                                 ----------------
                                                                                       17,039,915
                                                                                 ----------------
               MATERIALS - 1.06%
      31,125   Commercial Metals .............................................            463,134
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 0.12%
       7,275   Global Crossing * .............................................             52,817
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $37,265,699) .........................................         43,226,961
                                                                                 ----------------
   INVESTMENT COMPANY - 0.20%
      86,733   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................             86,733
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $86,733) .............................................             86,733
                                                                                 ----------------
TOTAL INVESTMENTS - 99.56%
   (Cost $37,352,432)** ......................................................         43,313,694
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 0.44% .....................................            191,371
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     43,505,065
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation. ................   $ 7,427,013
Gross unrealized depreciation. ................    (1,465,751)
                                                  -----------
Net unrealized appreciation ...................   $ 5,961,262
                                                  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

TELECOMMUNICATION SERVICES                         3%
CONSUMER DISCRETIONARY                            22%
FINANCIALS                                        17%
INFORMATION TECHNOLOGY                            16%
HEALTH CARE                                       13%
CONSUMER STAPLES                                  10%
INDUSTRIALS                                        9%
ENERGY                                             6%
CASH & NET OTHER ASSETS
   AND LIABILITIES                                 4%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
   COMMON STOCKS - 95.54%
               CONSUMER DISCRETIONARY - 21.88%
     316,466   Aaron Rents ...................................................   $     10,620,599
     208,671   Abercrombie & Fitch, Class A ..................................          5,646,637
     397,148   BJ's Restaurants * ............................................          6,548,971
     115,056   Blue Nile * ...................................................          4,896,783
     365,874   Career Education * ............................................          8,063,863
     778,311   CarMax * ......................................................          9,931,248
     309,187   Carter's * ....................................................          6,610,418
      41,903   Chipotle Mexican Grill, Class A * .............................          3,397,914
     296,252   Choice Hotels International ...................................          8,866,822
     578,373   Corinthian Colleges * .........................................          8,906,944
     750,004   Domino's Pizza * ..............................................          7,080,038
     304,200   M.D.C. Holdings ...............................................         10,397,556
     144,740   Morningstar * .................................................          5,741,836
     330,057   PetMed Express * ..............................................          5,366,727
     228,893   Pool ..........................................................          4,088,029
                                                                                 ----------------
                                                                                      106,164,385
                                                                                 ----------------
               CONSUMER STAPLES - 9.62%
     212,695   Casey's General Stores ........................................          5,659,814
     369,750   Lance .........................................................          8,563,410
     463,611   NBTY * ........................................................         12,012,161
     330,204   TreeHouse Foods * .............................................          8,780,124
     511,596   United Natural Foods * ........................................         11,654,157
                                                                                 ----------------
                                                                                       46,669,666
                                                                                 ----------------
               ENERGY - 6.27%
     253,173   Alpha Natural Resources * .....................................          5,184,983
     299,637   Bill Barrett * ................................................          7,784,569
     336,092   Holly .........................................................          7,044,488
     115,400   Pioneer Natural Resources .....................................          2,668,048
     674,833   Willbros Group * ..............................................          7,733,586
                                                                                 ----------------
                                                                                       30,415,674
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               FINANCIALS - 16.82%
     415,724   Bank of the Ozarks ............................................   $     10,322,427
     220,043   First American ................................................          6,178,808
     208,720   GAMCO Investors ...............................................         10,467,308
     596,723   Glacier Bancorp ...............................................          9,141,796
     293,548   LaSalle Hotel Properties, REIT ................................          3,510,834
      31,058   Markel * ......................................................          8,913,646
     482,451   Raymond James Financial .......................................          7,569,656
     593,977   Redwood Trust, REIT ...........................................          9,664,006
     506,787   TCF Financial .................................................          7,049,407
       3,991   Teton Advisors (a) ............................................                136
     411,357   Washington, REIT ..............................................          8,774,245
                                                                                 ----------------
                                                                                       81,592,269
                                                                                 ----------------
               HEALTH CARE - 13.50%
     858,825   Align Technology * ............................................         10,658,018
     234,528   Analogic ......................................................          8,536,819
     233,869   Cerner * ......................................................         12,582,152
     285,556   Perrigo .......................................................          7,401,612
     220,349   Pharmaceutical Product
                  Development ................................................          4,321,044
     205,090   Teleflex ......................................................          8,814,768
      83,115   United Therapeutics * .........................................          5,220,453
     158,037   Universal Health Services,
                  Class B ....................................................          7,965,065
                                                                                 ----------------
                                                                                       65,499,931
                                                                                 ----------------
               INDUSTRIALS - 9.08%
     849,900   AirTran Holdings * ............................................          5,906,805
     456,055   Argon ST * ....................................................          9,298,962
     352,676   EMCOR Group * .................................................          7,332,134
     353,706   General Cable * ...............................................          9,599,581
     128,598   Schnitzer Steel Industries,
                  Class A ....................................................          6,373,317
     104,609   Watson Wyatt Worldwide,
                  Class A ....................................................          5,549,508
                                                                                 ----------------
                                                                                       44,060,307
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 15.87%
     174,572   Blackboard * ..................................................          5,940,685
     373,038   Data Domain * .................................................          6,184,970
     391,584   F5 Networks * .................................................         10,678,496
     156,467   FactSet Research Systems ......................................          8,385,067
     903,033   L-1 Identity Solutions * ......................................          6,610,202
     185,310   ManTech International, Class A * ..............................          6,706,369
     210,928   Quality Systems ...............................................         11,309,959
     784,787   RightNow Technologies * .......................................          5,925,142
     388,836   SeaChange International * .....................................          2,438,002
     687,247   ValueClick * ..................................................          7,284,818
     802,009   VASCO Data Security
                  International * ............................................          5,549,902
                                                                                 ----------------
                                                                                       77,013,612
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 2.50%
     594,466   Cbeyond * .....................................................         12,115,217
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $423,813,523) ........................................        463,531,061
                                                                                 ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
INVESTMENT COMPANY - 8.22%
  39,852,533   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................   $     39,852,533
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $39,852,533) .........................................         39,852,533
                                                                                 ----------------
TOTAL INVESTMENTS - 103.76%
   (Cost $463,666,056)** .....................................................        503,383,594
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (3.76)% ...................................        (18,236,439)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $    485,147,155
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 65,297,412
Gross unrealized depreciation .................    (25,579,874)
                                                  ------------
Net unrealized appreciation ...................   $ 39,717,538
                                                  ============

(a) This security has been determined by the Adviser to be an illiquid security. At April 30, 2009, this security amounted to $136 or 0.00% of net assets.

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

UTILITIES                                          4%
CONSUMER DISCRETIONARY                            28%
CONSUMER STAPLES                                  18%
FINANCIALS                                        14%
INDUSTRIALS                                       11%
MATERIALS                                          6%
INFORMATION TECHNOLOGY                             5%
HEALTH CARE                                        5%
OTHER COMMON STOCKS, CASH & NET OTHER ASSETS
   AND LIABILITIES                                 5%
ENERGY                                             4%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 95.05%
               CONSUMER DISCRETIONARY - 28.18%
     128,093   Bank (Jos. A.) Clothiers * ....................................   $      5,180,077
     251,553   Barnes & Noble ................................................          6,570,564
     133,570   Big Lots * ....................................................          3,691,875
     440,866   Brink's Home Security Holdings * ..............................         11,718,218
     443,530   Callaway Golf .................................................          3,348,652
     269,906   Cracker Barrel Old Country Store ..............................          8,801,635
     144,941   Dollar Tree * .................................................          6,136,802
     165,650   DreamWorks Animation SKG, Class A * ...........................          3,977,257
     225,919   Dress Barn * ..................................................          3,420,414
     467,178   Fred's, Class A ...............................................          6,381,651
     140,682   Frisch's Restaurants ..........................................          3,524,084
     181,844   Hampshire Group * (a) .........................................            527,348
     202,340   Hillenbrand ...................................................          3,678,541
     102,520   International Speedway, Class A ...............................          2,427,674
     273,876   JAKKS Pacific * ...............................................          3,464,531
      28,917   Lazare Kaplan International * .................................             38,749
      22,780   Lincoln Educational Services * ................................            377,920
     585,398   Mac-Gray * ....................................................          4,039,246
      79,794   Nathan's Famous * .............................................          1,121,106
     516,330   OfficeMax .....................................................          3,846,659
     185,328   Papa John's International * ...................................          4,918,605
     125,727   PetMed Express * ..............................................          2,044,321
     333,895   Rent-A-Center * ...............................................          6,427,479
     281,440   Sotheby's .....................................................          3,267,518
      44,540   Steiner Leisure * .............................................          1,409,246
     156,403   UniFirst ......................................................          5,832,268
                                                                                 ----------------
                                                                                      106,172,440
                                                                                 ----------------
               CONSUMER STAPLES - 17.62%
     329,636   American Dairy * ..............................................          5,211,545
     485,009   Casey's General Stores ........................................         12,906,089
     106,086   Coca-Cola Bottling ............................................          5,529,202
     280,708   HQ Sustainable Maritime Industries * ..........................          2,619,006

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               CONSUMER STAPLES (CONTINUED)
     360,270   Industrias Bachoco, SP ADR ....................................   $      5,360,818
      99,471   J & J Snack Foods .............................................          3,855,496
     385,784   National Beverage * ...........................................          4,062,306
     562,661   Ruddick .......................................................         14,437,881
     272,129   Village Super Market, Class A .................................          8,430,556
     628,747   Zapata * ......................................................          3,954,819
                                                                                 ----------------
                                                                                       66,367,718
                                                                                 ----------------
               ENERGY - 4.41%
      88,530   Bristow Group * ...............................................          2,014,943
     408,426   Cal Dive International * ......................................          3,234,734
      63,154   Eastern American Natural Gas Trust ............................          1,559,904
     210,880   Encore Acquisition * ..........................................          6,155,587
     737,299   Evolution Petroleum * .........................................          1,688,415
     152,880   Frontier Oil ..................................................          1,943,105
                                                                                 ----------------
                                                                                       16,596,688
                                                                                 ----------------
               FINANCIALS - 13.59%
     136,054   Associated Bancorp ............................................          2,104,755
     190,970   BancorpSouth ..................................................          4,440,053
     121,090   Bank of Hawaii ................................................          4,255,103
     110,230   Erie Indemnity, Class A .......................................          3,893,324
      34,275   First Citizens BancShares, Class A ............................          4,101,689
     158,970   FirstService * ................................................          1,584,931
      30,009   Gyrodyne Company of America REIT * ............................            762,979
     422,020   Hilltop Holdings * ............................................          4,781,487
     171,301   Max Capital Group .............................................          2,835,032
     647,539   Medallion Financial ...........................................          4,772,362
     127,767   Navigators Group * ............................................          5,798,066
     149,529   Oppenheimer Holdings, Class A .................................          1,593,979
     104,870   UMB Financial .................................................          4,799,900
      10,527   White Mountains Insurance Group ...............................          2,014,026
     178,267   Whitney Holding ...............................................          2,132,073
      58,730   Zenith National Insurance .....................................          1,338,457
                                                                                 ----------------
                                                                                       51,208,216
                                                                                 ----------------
               HEALTH CARE - 5.11%
      68,890   Air Methods * .................................................          1,829,030
     286,106   Chindex International * .......................................          2,343,208
     131,850   Martek Biosciences * ..........................................          2,402,307
      56,400   MEDNAX * ......................................................          2,024,760
     226,720   Res-Care * ....................................................          3,632,054
     177,930   STERIS ........................................................          4,288,113
      83,700   West Pharmaceutical Services ..................................          2,732,805
                                                                                 ----------------
                                                                                       19,252,277
                                                                                 ----------------
               INDUSTRIALS - 11.08%
     123,810   AMERCO * ......................................................          4,017,635
     313,906   Brink's .......................................................          8,899,235
     102,240   Chase .........................................................            976,392
     123,480   Copart * ......................................................          3,876,037
     348,620   Geo Group * ...................................................          5,797,551
     283,593   Houston Wire & Cable ..........................................          2,733,837
     264,003   Korn/Ferry International * ....................................          2,795,792
     477,890   Pike Electric * ...............................................          4,960,498
     309,010   TrueBlue * ....................................................          3,000,487
     189,973   Viad ..........................................................          3,624,685
     512,944   WCA Waste * ...................................................          1,051,535
                                                                                 ----------------
                                                                                       41,733,684
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 5.52%
     126,740   Bel Fuse, Class B .............................................   $      2,050,653
     547,531   Brightpoint * .................................................          2,852,637

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
     101,982   Cass Information Systems ......................................          3,439,853
      41,250   Computer Services (a) .........................................          1,067,344
     320,210   Electro Rent ..................................................          3,064,410
     395,013   Ingram Micro, Class A * .......................................          5,735,589
     331,110   Ituran Location and Control ...................................          2,595,902
                                                                                 ----------------
                                                                                       20,806,388
                                                                                 ----------------
               MATERIALS - 5.63%
     555,106   AptarGroup ....................................................         17,224,939
     446,576   Glatfelter ....................................................          3,965,595
                                                                                 ----------------
                                                                                       21,190,534
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 0.20%
      33,520   Atlantic Tele-Network .........................................            740,122
                                                                                 ----------------
               UTILITIES - 3.71%
     127,360   ALLETE ........................................................          3,316,454
     291,560   Portland General Electric .....................................          5,326,801
     212,296   SJW ...........................................................          5,349,859
                                                                                 ----------------
                                                                                       13,993,114
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $389,706,602) ........................................        358,061,181
                                                                                 ----------------
INVESTMENT COMPANY - 6.39%
  24,072,649   BlackRock Liquidity Funds TempFund Portfolio ..................         24,072,649
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $24,072,649) .........................................         24,072,649
                                                                                 ----------------
TOTAL INVESTMENTS - 101.44%
   (Cost $413,779,251)** .....................................................        382,133,830
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (1.44)% ...................................         (5,413,806)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $    376,720,024
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 21,848,366
Gross unrealized depreciation .................    (53,493,787)
                                                  ------------
Net unrealized depreciation ...................   $(31,645,421)
                                                  ============

(a) These securities have been determined by the Adviser to be illiquid securities. At April 30, 2009, these securities amounted to $1,594,692 or 0.42% of net assets.

REIT   Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND                                        APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                             3%
CONSUMER STAPLES                                  18%
ENERGY                                            15%
MATERIALS                                         13%
HEALTH CARE                                       12%
CONSUMER DISCRETIONARY                            11%
FINANCIALS                                        10%
INDUSTRIALS                                        7%
TELECOMMUNICATION SERVICES                         6%
CASH & NET OTHER ASSETS
AND LIABILITIES                                    5%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
   COMMON STOCKS - 95.37%
               CHINA - 19.98%
     100,000   China Life Insurance ..........................................   $        352,901
      35,000   China Mobile ..................................................            303,934
     175,000   China Oilfield Services .......................................            144,741
     165,000   CNOOC .........................................................            185,012
     200,000   Mandarin Oriental International ...............................            198,000
     350,000   PetroChina ....................................................            309,804
     110,000   Shangri-La Asia ...............................................            162,657
                                                                                 ----------------
                                                                                        1,657,049
                                                                                 ----------------
               GERMANY - 3.60%
       6,000   Bayer * .......................................................            298,571
                                                                                 ----------------
               JAPAN - 10.45%
      13,800   Komatsu .......................................................            170,576
         870   Nintendo ......................................................            232,100
      30,000   Toray Industries ..............................................            132,022
       8,500   Toyota Motor ..................................................            331,829
                                                                                 ----------------
                                                                                          866,527
                                                                                 ----------------
               LUXEMBOURG - 0.47%
       3,000   Evraz Group, GDR ..............................................             39,450
                                                                                 ----------------
               NETHERLANDS - 5.08%
       5,000   Akzo Nobel ....................................................            211,035
      19,000   Reed Elsevier .................................................            210,115
                                                                                 ----------------
                                                                                          421,150
                                                                                 ----------------
               NORWAY - 2.30%
       7,000   Yara International * ..........................................            190,853
                                                                                 ----------------
               RUSSIA - 21.06%
       1,000   Aeroflot - Russian International Airlines, GDR ................            111,141
      13,000   Gazprom, SP ADR ...............................................            230,100
       3,250   LUKOIL, SP ADR ................................................            143,390
      22,186   Mining and Metallurgical Company Norilsk Nickel, ADR * ........            183,034
       4,000   Mobile TeleSystems, SP ADR ....................................            132,560
      16,000   Polyus Gold, SP ADR ...........................................            361,600
      45,000   Rosneft Oil, GDR ..............................................            236,250

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               RUSSIA (CONTINUED)
       9,000   Vimpel-Communications,
               SP ADR * ......................................................   $         84,780
       3,500   Wimm-Bill-Dann Foods, ADR * ...................................            156,345
       8,000   X 5 Retail Group, GDR * .......................................            107,200
                                                                                 ----------------
                                                                                        1,746,400
                                                                                 ----------------
               SWITZERLAND - 3.05%
       2,000   Roche Holding .................................................            253,209
                                                                                 ----------------
               UNITED KINGDOM - 29.38%
       7,500   AstraZeneca ...................................................            264,620
      10,000   British American Tobacco PLC ..................................            242,466
      20,000   Diageo ........................................................            240,543
      12,500   GlaxoSmithKline ...............................................            193,981
      18,417   HSBC Holdings PLC .............................................            130,911
      38,000   ICAP ..........................................................            210,387
      10,000   Imperial Tobacco Group ........................................            229,448
      50,000   Rolls-Royce Group PLC .........................................            250,011
   4,290,000   Rolls-Royce Group PLC, C Shares * (a) .........................              6,346
      50,000   Tesco PLC .....................................................            249,419
      31,500   Tullett Prebon PLC ............................................            124,538
      15,000   Unilever ......................................................            294,244
                                                                                 ----------------
                                                                                        2,436,914
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $13,232,213)                                                    7,910,123
                                                                                 ----------------
INVESTMENT COMPANY - 3.02%
     250,773   BlackRock Liquidity Funds TempCash Portfolio ..................            250,773
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $250,773) ............................................            250,773
                                                                                 ----------------
TOTAL INVESTMENTS - 98.39%
   (Cost $13,482,986)** ......................................................          8,160,896
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 1.61% .....................................            133,226
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $      8,294,122
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $    12,537
Gross unrealized depreciation .................    (5,334,627)
                                                  -----------
Net unrealized depreciation ...................   $(5,322,090)
                                                  ===========

(a) This security has been determined by the Adviser to be an illiquid security. At April 30, 2009, this security amounted to $6,346 or 0.08% of net assets.

Forward foreign currency contracts outstanding as of April 30, 2009 were as follows:

                        PRINCIPAL
CONTRACTS                AMOUNT
TO BUY OR              COVERED BY                 UNREALIZED
 TO SELL    CURRENCY    CONTRACTS   EXPIRATION   DEPRECIATION
---------   --------   ----------   ----------   ------------
   Buy         JPY     78,240,000     07/09        $(5,578)

ADR American Depositary Receipt

GDR Global Depositary Receipt

JPY Japanese Yen

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND                                        APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

UTILITIES                                          3%
EXCHANGE TRADED FUND                               2%
FINANCIALS                                        22%
MATERIALS                                         14%
INDUSTRIALS                                       11%
ENERGY                                            11%
CASH & NET OTHER ASSETS
AND LIABILITIES                                   10%
TELECOMMUNICATION SERVICES                         8%
CONSUMER STAPLES                                   7%
HEALTH CARE                                        5%
INFORMATION TECHNOLOGY                             4%
CONSUMER DISCRETIONARY                             3%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
   COMMON STOCKS - 88.20%
               BELGIUM - 1.47%
       8,168   Anheuser-Busch InBev ..........................................   $        251,967
                                                                                 ----------------
               BRAZIL - 4.41%
      18,100   Itau Unibanco Banco Multiplo, ADR .............................            248,513
       7,821   Petroleo Brasileiro, ADR ......................................            262,551
      19,600   Redecard ......................................................            246,685
                                                                                 ----------------
                                                                                          757,749
                                                                                 ----------------
               CANADA - 1.56%
       5,312   Niko Resources ................................................            268,827
                                                                                 ----------------
               CHINA - 1.80%
     539,000   Industrial & Commercial
               Bank of China, Class H ........................................            310,184
                                                                                 ----------------
               DENMARK - 1.31%
       5,808   Genmab A/S * ..................................................            225,670
                                                                                 ----------------
               FRANCE - 10.58%
      14,860   Axa * .........................................................            250,583
       5,100   BNP Paribas ...................................................            271,600
       6,075   Cap Gemini * ..................................................            228,315
       5,269   Compagnie Generale des Etablissements Michelin, Class B .......            271,850
      15,281   Suez Environnement * ..........................................            234,735
       5,319   Total * .......................................................            269,856
       6,449   Vinci .........................................................            291,818
                                                                                 ----------------
                                                                                        1,818,757
                                                                                 ----------------
               GERMANY - 5.88%
       5,093   Bayer * .......................................................            253,437
       6,896   Hannover Rueckversicherung ....................................            224,179
       4,925   K+S * .........................................................            296,816
       1,708   Muenchener Rueckversicherungs Gesellschaft ....................            236,449
                                                                                 ----------------
                                                                                        1,010,881
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               GREECE - 1.39%
      15,541   Hellenic Telecommunications
               Organization ..................................................   $        238,523
                                                                                 ----------------
               HONG KONG - 1.70%
      28,000   Sun Hung Kai Properties .......................................            291,740
                                                                                 ----------------
               IRELAND - 1.90%
      12,531   CRH ...........................................................            326,953
                                                                                 ----------------
               ITALY - 1.40%
      11,056   Eni ...........................................................            240,634
                                                                                 ----------------
               JAPAN - 14.36%
      19,400   KOMATSU .......................................................            239,795
      10,000   Kurita Water Industries .......................................            241,330
      50,000   Mitsubishi UFJ Financial Group ................................            271,243
      22,600   Mitsui ........................................................            237,871
      22,000   Mitsui Fudosan ................................................            275,725
         800   Nintendo ......................................................            213,425
         163   NTT DoCoMo ....................................................            226,435
       9,700   Seven & I Holdings ............................................            218,845
      62,000   Tokyu .........................................................            264,044
       4,000   UniCharm ......................................................            278,645
                                                                                 ----------------
                                                                                        2,467,358
                                                                                 ----------------
               NETHERLANDS - 1.31%
      18,709   Koninklijke (Royal) ...........................................            225,483
                                                                                 ----------------
               NORWAY - 1.46%
       9,209   Yara International ............................................            251,081
                                                                                 ----------------
               PAGUA NEW GUINEA - 3.00%
     126,255   Lihir Gold * ..................................................            275,267
      64,283   Oil Search ....................................................            239,661
                                                                                 ----------------
                                                                                          514,928
                                                                                 ----------------
               RUSSIA - 1.35%
      13,063   Gazprom, SP ADR ...............................................            231,215
                                                                                 ----------------
               SPAIN - 2.78%
       5,846   Red Electrica .................................................            245,891
      12,170   Telefonica ....................................................            232,032
                                                                                 ----------------
                                                                                          477,923
                                                                                 ----------------
               SWITZERLAND - 7.24%
       4,582   Actelion * ....................................................            209,760
       9,138   Julius Baer Holding ...........................................            304,240
       2,503   Lonza Group ...................................................            230,705
       1,116   Syngenta ......................................................            239,559
       1,381   Zurich Financial Services .....................................            259,176
                                                                                 ----------------
                                                                                        1,243,440
                                                                                 ----------------
               UNITED KINGDOM - 23.30%
      18,905   Admiral Group .................................................            254,781
      41,273   BAE Systems ...................................................            218,738
      17,397   BG Group ......................................................            281,298
     188,186   BT Group ......................................................            261,691
       5,379   Dana Petroleum * ..............................................            100,264
      16,930   De La Rue .....................................................            241,439
      38,800   HSBC Holdings .................................................            274,102
       9,535   Imperial Tobacco Group ........................................            218,779
      31,173   Peter Hambro Mining ...........................................            295,142
      43,135   Prudential ....................................................            250,941
       5,646   Randgold Resources ............................................            273,041

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND                                        APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               UNITED KINGDOM (CONTINUED)
       5,765   Reckitt Benckiser Group .......................................   $        227,455
      44,855   Rolls-Royce Group .............................................            224,285
   3,848,559   Rolls-Royce Group, Class C * (a) ..............................              5,693
      78,340   Tui Travel ....................................................            293,498
     123,723   Vodafone Group ................................................            228,239
      39,362   Xstrata .......................................................            353,750
                                                                                 ----------------
                                                                                        4,003,136
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $14,760,894) .........................................         15,156,449
                                                                                 ----------------
EXCHANGE TRADED FUND - 1.73%
               UNITED STATES - 1.73%
       7,087   iShares MSCI EAFE Index Fund ..................................            297,087
                                                                                 ----------------
               TOTAL EXCHANGE TRADED FUND
                  (Cost $241,369) ............................................            297,087
                                                                                 ----------------
INVESTMENT COMPANY - 6.41%
   1,102,504   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................          1,102,504
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,102,504) ..........................................          1,102,504
                                                                                 ----------------
TOTAL INVESTMENTS - 96.34%
   (Cost $16,104,767)** ......................................................         16,556,040
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 3.66% .....................................            628,128
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     17,184,168
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purpose.

Gross unrealized appreciation .................   $1,125,147
Gross unrealized depreciation .................     (673,874)
                                                  ----------
Net unrealized appreciation ...................   $  451,273
                                                  ==========

(a) This security has been determined by the Adviser to be an illiquid security. At April 30, 2009, this security amounted to $5,693 or 0.03% of net assets.

ADR    American Depositary Receipt

EAFE   Europe, Australasia and Far East

MSCI   Morgan Stanley Capital International

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS GLOBAL REAL ESTATE FUND                                    APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CLOSED-END FUND & NET OTHER ASSETS AND
   LIABILITIES                                     1%
DIVERSIFIED                                       21%
REAL ESTATE MANAGEMENT & DEVELOPMENT              19%
RETAIL                                            19%
OFFICE PROPERTIES                                 14%
RESIDENTIAL                                        9%
HEALTH CARE                                        6%
STORAGE                                            4%
INDUSTRIAL                                         4%
HOTELS                                             3%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 99.04%
               AUSTRALIA - 10.04%
      52,240   Challenger Diversified Property Group .........................   $         15,186
     115,146   Dexus Property Group ..........................................             61,088
     118,230   Goodman Group .................................................             31,792
     125,164   GPT Group .....................................................             42,752
     418,716   Macquarie Office Trust ........................................             59,339
      61,523   Mirvac Group ..................................................             46,724
      48,362   Stockland .....................................................            110,362
      70,289   Westfield Group ...............................................            548,115
                                                                                 ----------------
                                                                                          915,358
                                                                                 ----------------
               AUSTRIA - 0.67%
       8,169   Conwert Immobilien Invest * ...................................             61,067
                                                                                 ----------------
               CANADA - 2.73%
       6,748   Boardwalk Real Estate Investment Trust ........................            154,662
       4,107   Canadian Real Estate Investment Trust .........................             67,113
       2,364   RioCan Real Estate Investment Trust ...........................             27,101
                                                                                 ----------------
                                                                                          248,876
                                                                                 ----------------
               FINLAND - 0.49%
      11,269   Citycon .......................................................             25,496
       4,876   Technopolis ...................................................             18,967
                                                                                 ----------------
                                                                                           44,463
                                                                                 ----------------
               FRANCE - 5.78%
       1,045   Icade .........................................................             81,002
       4,760   Klepierre .....................................................            106,615
         734   Societe de la Tour Eiffel .....................................             23,958
       2,105   Unibail-Rodamco ...............................................            315,917
                                                                                 ----------------
                                                                                          527,492
                                                                                 ----------------
               GERMANY - 0.29%
       3,306   DIC Asset .....................................................             26,376
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               HONG KONG - 4.92%
      58,000   Hang Lung Properties ..........................................   $        165,018
       4,000   Henderson Land Development ....................................             18,838
      43,000   Hysan Development .............................................             78,565
      95,500   Link REIT .....................................................            186,316
                                                                                 ----------------
                                                                                          448,737
                                                                                 ----------------
               JAPAN - 16.77%
           9   Global One Real Estate Investment .............................             53,295
          10   Japan Logistics Fund ..........................................             59,521
          18   Japan Real Estate Investment ..................................            127,216
      40,000   Mitsubishi Estate .............................................            520,381
      27,000   Mitsui Fudosan ................................................            338,390
          20   Nippon Building Fund ..........................................            162,036
          15   Nomura Real Estate Office Fund ................................             77,418
      16,000   Sumitomo Realty & Development .................................            190,631
                                                                                 ----------------
                                                                                        1,528,888
                                                                                 ----------------
               NETHERLANDS - 0.47%
         359   Corio .........................................................             16,045
         153   Eurocommercial Properties .....................................              4,534
       1,896   Vastned Offices/Industrial ....................................             21,898
                                                                                 ----------------
                                                                                           42,477
                                                                                 ----------------
               NORWAY - 0.36%
      26,900   Norwegian Property ............................................             32,533
                                                                                 ----------------
               SINGAPORE - 4.31%
     171,866   Ascendas Real Estate Investment Trust .........................            155,556
      98,500   Capitaland ....................................................            183,627
     103,000   Lippo-Mapletree Indonesia Retail Trust ........................             20,176
      67,000   Suntec Real Estate Investment Trust ...........................             33,262
                                                                                 ----------------
                                                                                          392,621
                                                                                 ----------------
               SWEDEN - 0.72%
       7,723   Kungsleden ....................................................             39,074
       2,135   Wihlborgs Fastigheter .........................................             27,071
                                                                                 ----------------
                                                                                           66,145
                                                                                 ----------------
               UNITED KINGDOM - 7.81%
      14,591   Big Yellow Group ..............................................             59,360
      29,169   British Land ..................................................            185,872
       4,063   Derwent London ................................................             50,399
      15,638   Great Portland Estates ........................................             71,022
      20,555   Land Securities Group .........................................            171,046
      49,847   Safestore Holdings ............................................             57,887
     254,267   Segro .........................................................             90,276
     117,219   Workspace Group ...............................................             26,445
                                                                                 ----------------
                                                                                          712,307
                                                                                 ----------------
               UNITED STATES - 43.68%
       2,895   AvalonBay Communities .........................................            164,465
       5,397   Boston Properties .............................................            266,720
       1,932   Camden Property Trust .........................................             52,415
       3,545   Cousins Properties ............................................             29,955
       1,987   Digital Realty Trust ..........................................             71,552
      16,352   Douglas Emmett ................................................            156,489
       4,834   EastGroup Properties ..........................................            162,471
       2,999   Entertainment Properties Trust ................................             69,307

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS GLOBAL REAL ESTATE FUND                                    APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               UNITED STATES (CONTINUED)
       5,308   Equity Residential ............................................   $        121,500
       2,568   Essex Property Trust ..........................................            163,042
       3,816   Federal Realty Investment Trust ...............................            210,643
       9,328   HCP ...........................................................            204,750
       6,987   Health Care REIT ..............................................            238,047
      15,524   Host Hotels & Resorts .........................................            119,379
       2,934   Kilroy Realty .................................................             63,198
       9,384   Kimco Realty ..................................................            112,796
       3,338   Mack-Cali Realty ..............................................             89,659
       9,397   National Retail Properties ....................................            166,703
       2,255   Nationwide Health Properties ..................................             55,676
      16,284   ProLogis ......................................................            148,347
       3,410   Public Storage ................................................            227,993
       3,377   Regency Centers ...............................................            126,469
       8,668   Simon Property Group ..........................................            447,269
       8,908   Starwood Hotels & Resorts Worldwide ...........................            185,821
       3,630   Taubman Centers ...............................................             86,467
       2,632   Ventas ........................................................             75,380
       3,400   Vornado Realty Trust ..........................................            166,226
                                                                                 ----------------
                                                                                        3,982,739
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $12,140,947) .........................................          9,030,079
                                                                                 ----------------
CLOSED-END FUND - 0.34%
               LUXEMBOURG - 0.34%
      12,011   ProLogis European Properties ..................................             31,466
                                                                                 ----------------
               TOTAL CLOSED-END FUND
                  (Cost $82,961) .............................................             31,466
                                                                                 ----------------
RIGHTS - 0.02%
               AUSTRALIA - 0.02%
      32,899   Dexus Property Group Rights, Expire 05/27/09 ..................              1,913
                                                                                 ----------------
               TOTAL RIGHTS
                  (Cost $0) ..................................................              1,913
                                                                                 ----------------
INVESTMENT COMPANY - 0.12%
      10,860   BlackRock Liquidity Funds TempCash Portfolio ..................             10,860
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $10,860) .............................................             10,860
                                                                                 ----------------
TOTAL INVESTMENTS - 99.52%
   (Cost $12,223,908)** ......................................................          9,074,318
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 0.48% .....................................             43,601
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $      9,117,919
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $   274,734
Gross unrealized depreciation .................    (3,424,324)
                                                  -----------
Net unrealized depreciation ...................   $(3,149,590)
                                                  ===========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

SMART PORTFOLIOS FUND                                             APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES            2%
DOMESTIC FIXED INCOME                             66%
INTERNATIONAL EQUITIES                            15%
DOMESTIC EQUITIES                                 12%
COMMODITIES                                        3%
REAL ESTATE                                        2%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
EXCHANGE TRADED FUNDS - 97.89%
               COMMODITIES - 3.50%
      17,587   PowerShares DB Oil Fund * .....................................   $        341,540
      20,070   PowerShares DB Silver Fund * ..................................            444,149
                                                                                 ----------------
                                                                                          785,689
                                                                                 ----------------
               DOMESTIC EQUITIES - 12.04%
      40,753   Direxionshares Financial Bull 3X Shares .......................            334,175
      13,646   Direxionshares Small Cap Bull 3X Shares .......................            347,837
       7,331   iShares Russell 2000 Value Index Fund .........................            333,707
      30,360   Utilities Select Sector SPDR Fund .............................            784,806
      10,527   Vanguard Health Care ..........................................            445,397
      11,239   Vanguard Industrials ..........................................            454,168
                                                                                 ----------------
                                                                                        2,700,090
                                                                                 ----------------
               DOMESTIC FIXED INCOME - 65.85%
     170,413   iShares Barclays 1-3 Year Treasury Bond Fund ..................         14,321,509
       4,588   iShares iBoxx $ Investment Grade Corporate Bond Fund ..........            441,366
                                                                                 ----------------
                                                                                       14,762,875
                                                                                 ----------------
               INTERNATIONAL EQUITIES - 14.95%
       6,241   Direxionshares Emerging Markets Bull 3X Shares ................            376,270
      20,601   iShares MSCI Brazil Index Fund ................................            929,105
      30,262   iShares MSCI Canada Index Fund ................................            567,110
      13,464   iSHares MSCI South Korea Index Fund ...........................            460,738
      34,149   iShares S&P Latin America 40 Index Fund .......................          1,018,323
                                                                                 ----------------
                                                                                        3,351,546
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               REAL ESTATE - 1.55%
       9,426   iShares Cohen & Steers Realty Majors Index Fund ...............   $        346,687
                                                                                 ----------------
               TOTAL EXCHANGE TRADED FUNDS
                  (Cost $21,428,535) .........................................         21,946,887
                                                                                 ----------------
INVESTMENT COMPANY - 1.93%
     432,614   BlackRock Liquidity Funds TempCash Portfolio ..................            432,614
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $432,614) ............................................            432,614
                                                                                 ----------------
TOTAL INVESTMENTS - 99.82%
   (Cost $21,861,149)** ......................................................         22,379,501
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 0.18% .....................................             39,970
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     22,419,471
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $542,550
Gross unrealized depreciation .................    (24,198)
                                                  --------
Net unrealized appreciation ...................   $518,352
                                                  ========

DB Deutsche Bank

MSCI Morgan Stanley Capital International

S&P Standard & Poor

SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                              APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

COMMODITIES                                        3%
DOMESTIC EQUITIES                                 54%
INTERNATIONAL EQUITIES                            20%
CASH & NET OTHER ASSETS AND LIABILITIES           14%
FIXED INCOME                                       6%
ASSET ALLOCATION                                   3%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
EXCHANGE TRADED FUNDS - 86.33%
               ASSET ALLOCATION - 3.44%
       4,780   CurrencyShares Australian Dollar Trust ........................   $        348,127
       7,310   PowerShares DB G10 Currency Harvest Fund ......................            149,709
                                                                                 ----------------
                                                                                          497,836
                                                                                 ----------------
               COMMODITIES - 3.39%
       3,780   PowerShares DB Agriculture Fund ...............................             95,596
      13,410   PowerShares DB Commodity Index Tracking Fund ..................            267,932
       6,600   PowerShares DB Oil Fund .......................................            128,172
                                                                                 ----------------
                                                                                          491,700
                                                                                 ----------------
               DOMESTIC EQUITIES - 53.50%
       6,090   Energy Select Sector SPDR Fund ................................            278,800
       2,210   Fidelity NASDAQ Composite Index Tracking Stock ................            149,926
      15,490   Financial Select Sector SPDR Fund .............................            167,602
       6,680   iShares Dow Jones U.S. Basic Materials Sector Index Fund ......            276,619
       8,880   iShares Dow Jones U.S. Healthcare Providers Index Fund ........            309,468
       8,260   iShares Dow Jones U.S. Insurance Index Fund ...................            161,235
       8,760   iShares Dow Jones U.S. Regional Banks Index Fund ..............            156,278
      16,850   iShares Dow Jones U.S. Telecommunications Sector Index Fund ...            290,157
       5,470   iShares Dow Jones U.S. Transportation Average Index Fund ......            307,414

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               DOMESTIC EQUITIES (CONTINUED)
      10,150   iShares Russell 1000 Growth Index Fund ........................   $        392,196
       8,790   iShares Russell 2000 Growth Index Fund ........................            464,024
       9,540   iShares S&P North American Natural Resources Sector
                 Index Fund ..................................................            245,178
      10,580   iShares S&P North American Technology-Semiconductors
                 Index Fund ..................................................            370,300
       8,520   iShares S&P North American Technology-Software Index Fund .....            310,554
      10,000   Market Vectors Agribusiness ETF ...............................            308,300
      21,850   Market Vectors-Coal ETF .......................................            386,963
       4,820   Materials Select Sector SPDR Trust ............................            123,729
       3,170   Midcap SPDR Trust Series 1 ....................................            322,516
       1,600   Oil Service HOLDRS Trust ......................................            144,480
      12,770   PowerShares QQQ ...............................................            437,756
      10,190   PowerShares S&P 500 BuyWrite Portfolio ........................            179,548
       4,550   Rydex Russell Top 50 ETF ......................................            304,122
       9,430   SPDR S&P Metals & Mining ETF ..................................            298,837
      18,020   SPDR S&P Oil & Gas Equipment & Services ETF ...................            374,095
      10,100   SPDR S&P Oil & Gas Exploration & Production ETF ...............            311,686
       3,890   SPDR Trust Series 1 ...........................................            340,570
       6,270   Ultra S&P500 ProShares ........................................            148,850
       6,570   Ultra Technology ProShares ....................................            184,945
                                                                                 ----------------
                                                                                        7,746,148
                                                                                 ----------------
               FIXED INCOME - 6.11%
       3,910   iShares Barclays U.S. Treasury Inflation Protected
                  Securities Fund ............................................            392,720
       5,660   UltraShort 20+ Year Treasury ProShares ........................            279,095
       3,880   UltraShort Lehman 7-10 Year Treasury ProShares ................            212,275
                                                                                 ----------------
                                                                                          884,090
                                                                                 ----------------
               INTERNATIONAL EQUITIES - 19.89%
      10,210   BLDRS Emerging Markets 50 ADR Index Fund ......................            317,123
      14,730   iShares FTSE/Xinhua China 25 Index Fund .......................            471,065
      20,520   iShares MSCI Australia Index Fund .............................            301,439
       6,590   iShares MSCI Brazil Index Fund ................................            297,209
       5,370   iShares MSCI Emerging Markets Index ...........................            153,850
      12,870   iShares MSCI Hong Kong Index Fund .............................            152,767
       8,840   iShares MSCI Sweden Index Fund ................................            152,402
      33,930   iShares MSCI Taiwan Index Fund ................................            346,765
       5,710   iShares S&P Europe 350 Index Fund .............................            164,676
       8,140   iShares S&P Global Energy Sector Index Fund ...................            230,362

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                              APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INTERNATIONAL EQUITIES (CONTINUED)
       4,790   iShares S&P Latin American 40 Index Fund ......................   $        142,838
      11,170   WisdomTree India Earnings Fund ................................            148,673
                                                                                 ----------------
                                                                                        2,879,169
                                                                                 ----------------
               TOTAL EXCHANGE TRADED FUNDS
                  (Cost $11,716,995) .........................................         12,498,943
                                                                                 ----------------
INVESTMENT COMPANY - 10.18%
   1,474,264   BlackRock Liquidity Funds TempCash Portfolio ..................          1,474,264
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,474,264) ..........................................         1,474,264
                                                                                 ----------------
TOTAL INVESTMENTS - 96.51%
   (Cost $13,191,259)* .......................................................         13,973,207
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 3.49% .....................................            504,976
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     14,478,183
                                                                                 ================

----------
* At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $824,038
Gross unrealized depreciation .................    (42,090)
                                                  --------
Net unrealized appreciation ...................   $781,948
                                                  ========

ADR American Depositary Receipt

DB Deutsche Bank

ETF Exchange Traded Fund

FTSE Financial Times Stock Exchange

MSCI Morgan Stanley Capital International

NASDAQ National Association of Securities Dealers Automated Quotations

S&P Standard & Poor

SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                    APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

OTHER COMMON STOCKS
   AND CASH & NET OTHER
   ASSETS AND LIABILITIES                          6%
INDUSTRIALS                                       28%
INFORMATION TECHNOLOGY                            23%
ENERGY                                            12%
CONSUMER DISCRETIONARY                            12%
FINANCIALS                                        11%
CONSUMER STAPLES                                   8%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
   COMMON STOCKS - 106.83%
               CONSUMER DISCRETIONARY - 12.34%
      14,000   Carnival (a) ..................................................   $        376,319
      20,000   Home Depot (a) ................................................            526,400
      12,000   Kohl's * (a) ..................................................            544,200
      25,000   Staples (a) ...................................................            515,500
                                                                                 ----------------
                                                                                        1,962,419
                                                                                 ----------------
               CONSUMER STAPLES - 8.03%
      16,000   CVS Caremark (a) ..............................................            508,480
      10,000   Sysco (a) .....................................................            233,300
      17,000   Walgreen (a) ..................................................            534,310
                                                                                 ----------------
                                                                                        1,276,090
                                                                                 ----------------
               ENERGY - 12.44%
      14,000   Noble (a) .....................................................            382,620
      11,000   Schlumberger (a) ..............................................            538,890
      20,000   Smith International (a) .......................................            517,000
       8,000   Transcocean * (a) .............................................            539,840
                                                                                 ----------------
                                                                                        1,978,350
                                                                                 ----------------
               FINANCIALS - 10.49%
      22,000   American Express (a) ..........................................            554,840
      17,004   Bank of America (a) ...........................................            151,846
      30,000   Citigroup (a) .................................................             91,500
      18,000   Comerica (a) ..................................................            377,640
      12,000   SunTrust Banks (a) ............................................            173,280
      15,902   Wells Fargo (a) ...............................................            318,199
                                                                                 ----------------
                                                                                        1,667,305
                                                                                 ----------------
               INDUSTRIALS - 27.90%
       7,000   Burlington Northern Santa Fe (a) ..............................            472,360
      16,000   Caterpillar (a) ...............................................            569,280
      12,000   Fluor (a) .....................................................            454,440
      37,000   General Electric (a) ..........................................            468,050
      11,000   Jacobs Engineering Group * (a) ................................            418,440
      13,000   Norfolk Southern (a) ..........................................            463,840

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INDUSTRIALS (CONTINUED)
      22,000   Quanta Services * (a) .........................................   $        500,060
      20,000   Shaw Group * (a) ..............................................            670,600
       8,000   United Parcel Service,
                  Class B (a) ................................................            418,720
                                                                                 ----------------
                                                                                        4,435,790
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 22.88%
      13,500   Automatic Data Processing .....................................            475,200
      27,000   Cisco Systems * (a) ...........................................            521,640
      45,000   Corning (a) ...................................................            657,900
      38,000   EMC * (a) .....................................................            476,140
      31,000   Intel (a) .....................................................            489,180
      25,000   Microsoft (a) .................................................            506,500
      25,000   Xilinx (a) ....................................................            511,000
                                                                                 ----------------
                                                                                        3,637,560
                                                                                 ----------------
               MATERIALS - 6.83%
      20,000   duPont (E. I.) de Nemours (a) .................................            558,000
      12,000   PPG Industries (a) ............................................            528,600
                                                                                 ----------------
                                                                                        1,086,600
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 5.92%
      19,000   AT&T (a) ......................................................            486,780
      15,000   Verizon Communications (a) ....................................            455,100
                                                                                 ----------------
                                                                                          941,880
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $21,345,536) .........................................         16,985,994
                                                                                 ----------------
INVESTMENT COMPANY - 1.74%
     276,839   BlackRock Liquidity Funds
                  FedFund Portfolio ..........................................            276,839
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $276,839) ............................................            276,839
                                                                                 ----------------
TOTAL INVESTMENTS - 108.57%
   (Cost $21,622,375)** ......................................................         17,262,833
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (8.57)% ...................................         (1,362,848)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     15,899,985
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation. ................   $   664,185
Gross unrealized depreciation. ................    (5,023,727)
                                                  -----------
Net unrealized depreciation ...................   $(4,359,542)
                                                  ===========

(a)  These securities are pledged as collateral for call options written.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                    APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

Transactions in written call options for the period ended April 30, 2009 were as follows:

                                 NUMBER OF
                                 CONTRACTS     PREMIUM
                                 ---------   -----------
BEGINNING OF PERIOD                 4,003    $   705,618
CALL OPTIONS WRITTEN               17,189      2,540,263
CALL OPTIONS CLOSED OR EXPIRED    (15,168)    (2,337,182)
                                  -------    -----------
OUTSTANDING, APRIL 30, 2009         6,024    $   908,699
                                  =======    ===========

Premiums received and value of written call options outstanding as of April 30, 2009.

NUMBER OF                                            PREMIUM      MARKET
CONTRACTS   DESCRIPTION                              RECEIVED     VALUE
---------   --------------------------------------   --------   ----------
            American Express
   220      Strike @ $25 Exp 10/09 ...............   $ 16,169   $  112,200
            AT&T
   190      Strike @ $28 Exp1/0 ..................     21,950       22,230
            Bank of America
   170      Strike @ $20 Exp 11/09 ...............     14,620        7,650
            Burlington Northern Santa Fe
    70      Strike @ $75 Exp 10/09 ...............     16,804       30,940
            Carnival
   140      Strike @ $24 Exp 10/09 ...............     62,300       89,600
            Caterpillar
    60      Strike @ $50 Exp 11/09 ...............      5,850        6,060
    20      Strike @ $50 Exp 01/10 ...............      2,840        2,740
            Cisco Systems
   110      Strike @ $20 Exp 10/09 ...............      9,735       19,580
    60      Strike @ $22.5 Exp 10/09 .............      5,190        5,160
            Citigroup
    80      Strike @ $11 Exp 06/09 ...............      1,280           80
            Comerica
    38      Strike @ $30 Exp 07/09 ...............      4,446        3,610
   142      Strike @ $25 Exp 10/09 ...............     35,074       43,665
   450      Corning
            Strike @ $16 Exp 11/09 ...............     55,451       75,600
            CVS Caremark
   160      Strike @ $35 Exp 11/09 ...............     19,469       32,800
            duPont (E.I.) de Nemours
    80      Strike @ $32.5 Exp 10/09 .............     10,920       10,400
            EMC
   275      Strike @ $15 Exp 10/09 ...............     16,462       18,150
   105      Strike @ $16 Exp 10/09 ...............      5,332        4,515
            Fluor
    10      Strike @ $55 Exp 10/09 ...............      2,070        1,050
   110      Strike @ $60 Exp 10/09 ...............     18,920        5,500
   370      General Electric
            Strike @ $10 Exp 09/09 ...............     27,709      125,800
            Home Depot
   200      Strike @ $30 Exp 11/09 ...............     18,770       31,200
            Intel
    60      Strike @ $20 Exp 10/09 ...............      2,610        2,280
            Jacobs Engineering Group
    40      Strike @ $65 Exp 10/09 ...............      6,495        1,900
    20      Strike @ $60 Exp 10/09 ...............      3,812        1,700
    50      Strike @ $50 Exp 01/10 ...............     18,149       18,300
            Kohl's
     5      Strike @ $50 Exp 07/09 ...............        985          745
   115      Strike @ $45 Exp 10/09 ...............     34,960       64,400

NUMBER OF                                            PREMIUM      MARKET
CONTRACTS   DESCRIPTION                              RECEIVED     VALUE
---------   --------------------------------------   --------   ----------
            Microsoft
   110      Strike @ $23 Exp 10/09 ...............   $  7,770   $   11,330
     5      Strike @ $24 Exp 10/09 ...............        407          380
   130      Strike @ $25 Exp 10/09 ...............      5,655        6,630
            Noble
    60      Strike @ $35 Exp 09/09 ...............      7,920        7,800
    30      Strike @ $37.5 Exp 09/09 .............      2,505        1,950
   130      Norfolk Southern
            Strike @ $45 Exp 12/09 ...............     33,769       24,700
            PPG Industries
    60      Strike @ $50 Exp 11/09 ...............     16,020       18,300
    60      Strike @ $55 Exp 11/09 ...............      8,820       10,500
            Quanta Services
   100      Strike @ $30 Exp 08/09 ...............      8,100       10,000
   100      Strike @ $25 Exp 11/09 ...............     42,899       33,000
    20      Strike @ $30 Exp 11/09 ...............      3,340        3,400
   110      Schlumberger
            Strike @ $60 Exp 11/09 ...............     27,170       34,100
            Shaw Group
    50      Strike @ $40 Exp 10/09 ...............     14,100       15,500
   150      Strike @ $45 Exp 10/09 ...............     21,799       27,750
   200      Smith International
            Strike @ $35 Exp 10/09 ...............     27,460       29,500
            Staples
    20      Strike @ $20 Exp 09/09 ...............      1,470        5,650
   230      Strike @ $23 Exp 12/09 ...............     61,868       48,875
   120      Suntrust Banks
            Strike @ $25 Exp 10/09 ...............     15,240       12,000
            Sysco
   100      Strike @ $27.5 Exp 11/09 .............      8,350        6,500
            Transocean
    80      Strike @ $80 Exp 11/09 ...............     46,160       36,800
            United Parcel Service, Class B
    80      Strike @ $50 Exp 10/09 ...............     27,920       48,800
            Verizon Communications
   150      Strike @ $32.5 Exp 10/09 .............     17,047       21,450
            Walgreens
    70      Strike @ $27.5 Exp 10/09 .............      9,940       37,800
   100      Strike @ $30 Exp 10/09 ...............      7,850       36,000
            Wells Fargo
   159      Strike @ $25 Exp 10/09 ...............     14,548       38,478
            Xilinx
    86      Strike @ $20 Exp 09/09 ...............     11,352       19,350
   144      Strike @ $22.5 Exp 09/09 .............     18,288       16,560
    20      Strike @ $22.5 Exp 12/09 .............      2,560        3,400
                                                     --------   ----------
            TOTAL WRITTEN CALL OPTIONS ...........   $908,699   $1,304,358
                                                     ========   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

LAKE PARTNERS LASSO ALTERNATIVES FUND                             APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

HEDGED FIXED INCOME                                5%
LONG/SHORT STRATEGIES                             45%
OPTION HEDGING                                    20%
ARBITRAGE                                         10%
HEDGED FUTURES/COMMODITIES                         8%
CASH & OTHER NET ASSETS
   AND LIABILITIES                                 7%
MARKET NEUTRAL                                     5%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
INVESTMENT COMPANIES - 99.80%
               ARBITRAGE - 10.36%
       1,870   AQR Diversified Arbitrage Fund-N * ............................   $         19,299
       2,406   Merger Fund ...................................................             35,554
                                                                                 ----------------
                                                                                           54,853
                                                                                 ----------------
               HEDGED FIXED INCOME - 4.95%
       2,281   Hussman Strategic Total Return Fund ...........................             26,236
                                                                                 ----------------
               HEDGED FUTURES/COMMODITIES - 7.93%
       1,593   Rydex Managed Futures Strategy Fund-H .........................             42,029
                                                                                 ----------------
               LONG/SHORT STRATEGIES - 45.23%
       1,789   BlackRock Global Allocation Fund ..............................             26,554
       2,482   Caldwell & Orkin Market Opportunity Fund ......................             52,712
       3,890   FPA Crescent Fund-I ...........................................             79,559
       5,914   JPMorgan U.S. Large Cap Core Plus Fund-S ......................             80,791
                                                                                 ----------------
                                                                                          239,616
                                                                                 ----------------
               MARKET NEUTRAL - 4.96%
       1,642   Highbridge Statistical Market Neutral-SEL .....................             26,282
                                                                                 ----------------
               OPTION HEDGING - 19.99%
       3,411   Gateway Fund-Y ................................................             79,620
       1,969   Hussman Strategic Growth Fund .................................             26,283
                                                                                 ----------------
                                                                                          105,903
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               CASH EQUIVALENTS - 6.38%
      33,766   BlackRock Liquidity Funds TempCash Portfolio ..................   $         33,766
                                                                                 ----------------
               TOTAL INVESTMENT COMPANIES
                  (Cost $523,478) ............................................            528,685
                                                                                 ----------------
TOTAL INVESTMENTS - 99.80%
   (Cost $523,478)** .........................................................            528,685
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - 0.20% .....................................              1,054
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $        529,739
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation. .................  $ 6,454
Gross unrealized depreciation. .................   (1,247)
                                                  -------
Net unrealized appreciation ....................  $ 5,207
                                                  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS REAL ESTATE FUND                                           APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

FOREIGN COMMON STOCK, CASH &
   OTHER NET ASSETS AND LIABILITIES                3%
RETAIL                                            28%
HEALTH CARE                                       14%
RESIDENTIAL                                       14%
OFFICE PROPERTIES                                 13%
DIVERSIFIED                                        9%
STORAGE                                            7%
HOTELS                                             7%
INDUSTRIAL                                         5%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 97.04%
               DIVERSIFIED - 9.34%
      16,400   Digital Realty Trust ..........................................   $        590,564
      16,208   Entertainment Properties Trust ................................            374,567
      20,496   Vornado Realty Trust ..........................................          1,002,049
                                                                                 ----------------
                                                                                        1,967,180
                                                                                 ----------------
               HEALTH CARE - 14.05%
      48,500   HCP ...........................................................          1,064,575
      22,601   Health Care, REIT .............................................            770,016
      23,200   Nationwide Health Properties ..................................            572,808
      19,287   Ventas ........................................................            552,380
                                                                                 ----------------
                                                                                        2,959,779
                                                                                 ----------------
               HOTELS - 6.61%
      87,466   Host Hotels & Resorts .........................................            672,614
      34,478   Starwood Hotels & Resorts Worldwide ...........................            719,211
                                                                                 ----------------
                                                                                        1,391,825
                                                                                 ----------------
               INDUSTRIAL - 4.89%
      21,280   EastGroup Properties ..........................................            715,221
      34,526   ProLogis Trust ................................................            314,532
                                                                                 ----------------
                                                                                        1,029,753
                                                                                 ----------------
               OFFICE PROPERTIES - 13.51%
      24,152   Boston Properties .............................................          1,193,592
      84,414   Douglas Emmett ................................................            807,842
      15,400   Kilroy Realty .................................................            331,716
      19,070   Mack-Cali Realty ..............................................            512,220
                                                                                 ----------------
                                                                                        2,845,370
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               RESIDENTIAL - 13.76%
      16,234   AvalonBay Communities .........................................   $        922,253
      30,000   Camden Property Trust .........................................            813,900
      30,949   Equity Residential Properties Trust ...........................            708,423
       7,135   Essex Property Trust ..........................................            453,001
                                                                                 ----------------
                                                                                        2,897,577
                                                                                 ----------------
               RETAIL - 27.79%
      12,777   Federal Realty Investment Trust ...............................            705,290
      70,467   Kimco Realty ..................................................            847,013
      45,900   National Retail Properties ....................................            814,266
      12,186   Regency Centers ...............................................            456,366
      49,909   Simon Property Group ..........................................          2,575,304
      19,100   Taubman Centers ...............................................            454,962
                                                                                 ----------------
                                                                                        5,853,201
                                                                                 ----------------
               STORAGE - 7.09%
      22,331   Public Storage ................................................          1,493,051
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $25,214,297) .........................................         20,437,736
                                                                                 ----------------
FOREIGN COMMON STOCK - 0.35%
               CANADA - 0.35%
       3,254   Boardwalk Real Estate
                  Investment Trust ...........................................             74,580
                                                                                 ----------------
               TOTAL FOREIGN COMMON STOCK
                  (Cost $68,672) .............................................             74,580
                                                                                 ----------------
INVESTMENT COMPANY - 2.70%
     567,815   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................            567,815
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $567,815) ............................................            567,815
                                                                                 ----------------
TOTAL INVESTMENTS - 100.09%
   (Cost $25,850,784)* .......................................................         21,080,131
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (0.09)% ...................................            (18,012)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     21,062,119
                                                                                 ================

----------
* At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 1,020,917
Gross unrealized depreciation .................    (5,791,570)
                                                  -----------
Net unrealized depreciation ...................   $(4,770,653)
                                                  ===========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES            5%
COMMON STOCKS                                     61%
CORPORATE NOTES AND BONDS                         21%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS            13%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 61.45%
               CONSUMER DISCRETIONARY - 4.60%
       8,300   McDonald's ....................................................   $        442,305
       7,100   NIKE, Class B .................................................            372,537
                                                                                 ----------------
                                                                                          814,842
                                                                                 ----------------
               CONSUMER STAPLES - 13.33%
      10,700   Coca-Cola .....................................................            460,635
       4,650   Colgate-Palmolive .............................................            274,350
       6,800   Costco Wholesale ..............................................            330,480
       7,700   CVS Caremark ..................................................            244,706
       6,270   PepsiCo .......................................................            311,995
       5,665   Procter & Gamble ..............................................            280,078
       9,100   Wal-Mart Stores ...............................................            458,640
                                                                                 ----------------
                                                                                        2,360,884
                                                                                 ----------------
               ENERGY - 7.41%
      10,200   Cameron International * .......................................            260,916
       2,900   Devon Energy ..................................................            150,365
      11,200   Halliburton ...................................................            226,464
       5,100   Occidental Petroleum ..........................................            287,079
       7,900   Schlumberger ..................................................            387,021
                                                                                 ----------------
                                                                                        1,311,845
                                                                                 ----------------
               FINANCIALS - 2.92%
      28,000   Charles Schwab ................................................            517,440
                                                                                 ----------------
               HEALTH CARE - 10.39%
       9,300   Abbott Laboratories ...........................................            389,205
       6,000   Allergan ......................................................            279,960
       9,200   Gilead Sciences * .............................................            421,360
      20,100   Schering-Plough ...............................................            462,702
       7,400   Stryker .......................................................            286,454
                                                                                 ----------------
                                                                                        1,839,681
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INDUSTRIALS - 2.31%
       6,000   Emerson Electric ..............................................   $        204,240
       5,400   Fluor .........................................................            204,498
                                                                                 ----------------
                                                                                          408,738
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 18.43%
       4,200   Apple * .......................................................            528,486
       1,388   Google, Class A * .............................................            549,606
      13,100   Hewlett-Packard ...............................................            471,338
      14,900   Juniper Networks * ............................................            322,585
      12,600   QUALCOMM ......................................................            533,232
       7,100   Research In Motion * ..........................................            493,450
       5,600   Visa, Class A .................................................            363,776
                                                                                 ----------------
                                                                                        3,262,473
                                                                                 ----------------
               MATERIALS - 2.06%
       4,300   Monsanto ......................................................            365,027
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $12,324,905) .........................................         10,880,930
                                                                                 ----------------
  PAR VALUE
------------
CORPORATE NOTES AND BONDS - 21.00%
               CONSUMER STAPLES - 2.76%
$    200,000   PepsiCo
                  5.000%, 06/01/18 ...........................................            206,071
     275,000   Wal-Mart Stores
                  4.125%, 07/01/10 ...........................................            282,575
                                                                                 ----------------
                                                                                          488,646
                                                                                 ----------------
               ENERGY - 1.70%
     275,000   Conoco Funding
                  6.350%, 10/15/11 ...........................................            301,304
                                                                                 ----------------
               FINANCIALS - 5.63%
     250,000   Bank of America
                  5.375%, 08/15/11 ...........................................            244,137
     275,000   General Electric Capital, MTN, Series A  5.875%, 02/15/12 .....            280,402
     275,000   Goldman Sachs Group
                  5.150%, 01/15/14 ...........................................            269,212
     200,000   Wells Fargo
                  4.200%, 01/15/10 ...........................................            202,761
                                                                                 ----------------
                                                                                          996,512
                                                                                 ----------------
               HEALTHCARE - 2.67%
     250,000   Abbott Laboratories
                  4.350%, 03/15/14 ...........................................            257,552
     200,000   Johnson & Johnson
                  5.950%, 08/15/37 ...........................................            215,075
                                                                                 ----------------
                                                                                          472,627
                                                                                 ----------------
               INDUSTRIAL - 1.48%
     250,000   3M
                  4.375%, 08/15/13 ...........................................            262,021
                                                                                 ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
               INFORMATION TECHNOLOGY - 4.17%
$    250,000   Cisco Systems
                  5.500%, 02/22/16 ...........................................   $        264,921
     200,000   Hewlett-Packard
                  4.500%, 03/01/13 ...........................................            207,422
     250,000   Oracle
                  4.950%, 04/15/13 ...........................................            265,756
                                                                                 ----------------
                                                                                          738,099
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 2.59%
     200,000   BellSouth Capital Funding
                  7.750%, 02/15/10 ...........................................            207,868
     250,000   Verizon Communications
                  5.550%, 02/15/16 ...........................................            250,690
                                                                                 ----------------
                                                                                          458,558
                                                                                 ----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $3,657,564) ..........................................          3,717,767
                                                                                 ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.89%
               FREDDIE MAC - 1.50%
     100,000   6.625%, 09/15/09 ..............................................            102,403
     150,000   4.500%, 01/15/13 ..............................................            163,278
                                                                                 ----------------
                                                                                          265,681
                                                                                 ----------------
               FANNIE MAE - 2.45%
     200,000   6.000%, 05/15/11 ..............................................            219,421
     200,000   4.375%, 09/15/12 ..............................................            215,452
                                                                                 ----------------
                                                                                          434,873
                                                                                 ----------------
               U.S. TREASURY BONDS - 4.69%
     175,000   8.125%, 08/15/19 ..............................................            245,356
     100,000   8.000%, 11/15/21 ..............................................            141,938
     175,000   6.875%, 08/15/25 ..............................................            236,824
     175,000   5.375%, 02/15/31 ..............................................            206,172
                                                                                 ----------------
                                                                                          830,290
                                                                                 ----------------
               U.S. TREASURY NOTES - 4.25%
     225,000   4.000%, 02/15/15 ..............................................            246,217
     250,000   4.500%, 02/15/16 ..............................................            280,469
     200,000   4.625%, 02/15/17 ..............................................            225,281
                                                                                 ----------------
                                                                                          751,967
                                                                                 ----------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $2,078,640) ..........................................          2,282,811
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
INVESTMENT COMPANY - 4.32%
     764,899   BlackRock Liquidity Funds TempCash Portfolio ..................   $        764,899
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $764,899) ............................................            764,899
                                                                                 ----------------
TOTAL INVESTMENTS - 99.66%
   (Cost $18,826,008)** ......................................................         17,646,407
NET OTHER ASSETS AND LIABILITIES - 0.34%                                                   59,781
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     17,706,188
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $   418,231
Gross unrealized depreciation .................    (1,597,832)
                                                  -----------
Net unrealized depreciation ...................   $(1,179,601)
                                                  ===========

MTN  Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks .................................    61%
Investment Company ............................     4%
U.S. Government Obligations ...................     9%
U.S. Government Agency Obligations ............     4%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ........................................     1%
   Aa .........................................     7%
   A ..........................................    14%
                                                  ---
                                                  100%
                                                  ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BALANCED FUND                                                     APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

COMMON STOCKS                                     65%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS            16%
CORPORATE NOTES AND BONDS                         13%
CASH & NET OTHER ASSETS AND LIABILITIES            6%

% OF TOTAL NET ASSETS

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
COMMON STOCKS - 64.57%
               CONSUMER DISCRETIONARY - 4.67%
       7,600   McDonald's ....................................................   $        405,004
       6,950   NIKE, Class B .................................................            364,667
                                                                                 ----------------
                                                                                          769,671
                                                                                 ----------------
               CONSUMER STAPLES - 13.90%
      10,050   Coca-Cola .....................................................            432,653
       4,200   Colgate-Palmolive .............................................            247,800
       6,650   Costco Wholesale ..............................................            323,190
       7,100   CVS Caremark ..................................................            225,638
       5,900   PepsiCo .......................................................            293,584
       5,700   Procter & Gamble ..............................................            281,808
       9,700   Wal-Mart Stores ...............................................            488,880
                                                                                 ----------------
                                                                                        2,293,553
                                                                                 ----------------
               ENERGY - 7.82%
       9,900   Cameron International * .......................................            253,242
       2,850   Devon Energy ..................................................            147,773
      11,000   Halliburton ...................................................            222,420
       4,950   Occidental Petroleum ..........................................            278,636
       7,900   Schlumberger ..................................................            387,021
                                                                                 ----------------
                                                                                        1,289,092
                                                                                 ----------------
               FINANCIALS - 3.06%
      27,350   Charles Schwab ................................................            505,428
                                                                                 ----------------
               HEALTH CARE - 10.45%
       9,000   Abbott Laboratories ...........................................            376,650
       5,500   Allergan ......................................................            256,630
       8,250   Gilead Sciences * .............................................            377,850
      19,000   Schering-Plough ...............................................            437,380
       7,100   Stryker .......................................................            274,841
                                                                                 ----------------
                                                                                        1,723,351
                                                                                 ----------------

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
               INDUSTRIALS - 2.57%
       6,100   Emerson Electric ..............................................   $        207,644
       5,700   Fluor .........................................................            215,859
                                                                                 ----------------
                                                                                          423,503
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 19.94%
       4,250   Apple * .......................................................            534,778
       1,512   Google, Class A * .............................................            598,707
      13,300   Hewlett-Packard ...............................................            478,534
      14,550   Juniper Networks * ............................................            315,008
      11,950   QUALCOMM ......................................................            505,724
       7,100   Research In Motion * ..........................................            493,450
       5,600   Visa, Class A .................................................            363,776
                                                                                 ----------------
                                                                                        3,289,977
                                                                                 ----------------
               MATERIALS - 2.16%
       4,200   Monsanto ......................................................            356,538
                                                                                 ----------------
               TOTAL COMMON STOCKS
                  (Cost $11,763,935) .........................................         10,651,113
                                                                                 ----------------

  PAR VALUE
------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.99%
               FREDDIE MAC - 6.34%
$    292,823   5.500%, 11/01/20,
                  Gold Pool # G18083 .........................................            304,982
      49,047   5.500%, 12/01/20,
                  Gold Pool # G11820 .........................................             51,084
     200,000   6.000%, 10/05/21, MTN .........................................            203,242
      25,000   6.000%, 07/10/23, MTN .........................................             25,185
     212,891   5.500%, 09/01/37,
                  Gold Pool # G03202 .........................................            220,457
     234,537   5.000%, 04/01/38,
                  Gold Pool # G04334 .........................................            241,362
                                                                                 ----------------
                                                                                        1,046,312
                                                                                 ----------------
               FANNIE MAE - 6.21%
      43,113   7.500%, 02/01/35,
                  Pool # 787557 ..............................................             46,586
      28,581   7.500%, 04/01/35,
                  Pool # 819231 ..............................................             30,883
     164,324   6.000%, 11/01/35,
                  Pool # 844078 ..............................................            172,274
     320,600   6.000%, 12/01/36,
                  Pool # 888029 ..............................................            335,809
     200,084   5.500%, 06/01/37,
                  Pool # 918778 ..............................................            207,544
     223,027   5.500%, 03/01/38,
                  Pool # 962344 ..............................................            231,329
                                                                                 ----------------
                                                                                        1,024,425
                                                                                 ----------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.44%
     217,085   5.000%, 08/20/37,
                  Pool # 4015 ................................................            224,893
     171,251   5.500%, 02/15/39,
                  Pool # 698060 ..............................................            178,097
                                                                                 ----------------
                                                                                          402,990
                                                                                 ----------------
               U.S. TREASURY INFLATION INDEX NOTE - 1.00%
     160,357   2.375%, 04/15/11 ..............................................            163,916
                                                                                 ----------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $2,529,679) ..........................................          2,637,643
                                                                                 ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BALANCED FUND                                                     APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
CORPORATE NOTES AND BONDS - 12.91%
               CONSUMER DISCRETIONARY - 2.96%
$     70,000   Darden Restaurants
                  Senior Unsecured Notes
                  6.800%, 10/15/37 ...........................................   $         51,919
      50,000   Home Depot
                  Senior Unsecured Notes
                  5.875%, 12/16/36 ...........................................             36,743
     250,000   Macys Retail Holdings
                  6.375%, 03/15/37 ...........................................            166,058
      50,000   Time Warner Cable
                  8.250%, 02/14/14 ...........................................             54,895
      50,000   Whirlpool, MTN
                  8.600%, 05/01/14 ...........................................             51,283
      60,000   Wyndham Worldwide
                  6.000%, 12/01/16 ...........................................             39,618
     100,000   Yum! Brands
                  Senior Notes
                  6.875%, 11/15/37 ...........................................             87,185
                                                                                 ----------------
                                                                                          487,701
                                                                                 ----------------
               CONSUMER STAPLES - 0.64%
      50,000   Kraft Foods
                  Senior Unsecured Notes
                  6.750%, 02/19/14 ...........................................             54,535
      50,000   Kroger
                  8.050%, 02/01/10 ...........................................             51,626
                                                                                 ----------------
                                                                                          106,161
                                                                                 ----------------
               ENERGY - 2.05%
               Hess
      50,000      Senior Unsecured Notes
                  8.125%, 02/15/19 ...........................................             54,871
      50,000      Senior Unsecured Notes
                  7.875%, 10/01/29 ...........................................             47,568
      50,000   Kinder Morgan Energy Partners
                  Senior Unsecured Notes
                  9.000%, 02/01/19 ...........................................             54,410
      50,000   Nabors Industries
                  9.250%, 01/15/19 (a) .......................................             47,265
      25,000   Trans-Canada Pipelines
                  Senior Unsecured Notes
                  7.625%, 01/15/39 ...........................................             27,452
      50,000   Weatherford International
                  9.625%, 03/01/19 ...........................................             54,048
      50,000   Western Oil Sands
                  Senior Secured
                  8.375%, 05/01/12 ...........................................             53,449
                                                                                 ----------------
                                                                                          339,063
                                                                                 ----------------
               FINANCIALS - 3.63%
     125,000   American Express
                  Senior Unsubordinated
                  7.000%, 03/19/18 ...........................................            118,748
     250,000   Bear Stearns, MTN
                  1.641%, 11/21/16 (b) .......................................            168,266
     150,000   Goldman Sachs Capital I
                  6.345%, 02/15/34 ...........................................            106,501

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
               FINANCIALS (CONTINUED)
$     50,000   Marsh & McLennan
                  Senior Unsecured Notes
                  9.250%, 04/15/19 ...........................................   $         52,145
      50,000   Rio Tinto Finance
                  8.950%, 05/01/14 ...........................................             51,806
     250,000   SLM, MTN
                  5.625%, 08/01/33 ...........................................            100,879
                                                                                 ----------------
                                                                                          598,345
                                                                                 ----------------
               HEALTH CARE - 0.94%
      50,000   McKesson
                  Senior Unsecured Notes
                  7.500%, 02/15/19 ...........................................             53,963
      50,000   Medtronic
                  Senior Unsecured Notes
                  6.500%, 03/15/39 ...........................................             49,185
      50,000   WellPoint
                  Senior Unsecured Notes
                  6.800%, 08/01/12 ...........................................             51,502
                                                                                 ----------------
                                                                                          154,650
                                                                                 ----------------
               INDUSTRIALS - 0.33%
      50,000   FedEx
                  Senior Notes
                  8.000%, 01/15/19 ...........................................             54,220
                                                                                 ----------------
               INFORMATION TECHNOLOGY - 0.22%
      50,000   Motorola
                  Senior Unsecured Notes
                  6.625%, 11/15/37 ...........................................             36,501
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 0.32%
      50,000   Telus
                  Senior Unsecured Notes
                  8.000%, 06/01/11 ...........................................             53,127
                                                                                 ----------------
               UTILITIES - 1.82%
     175,000   CILCORP
                  Senior Unsecured Notes
                  8.700%, 10/15/09 ...........................................            185,937
      50,000   FPL Group Capital
                  7.875%, 12/15/15 ...........................................             56,951
      50,000   Sempra Energy
                  Senior Unsecured Notes
                  9.800%, 02/15/19 ...........................................             57,114
                                                                                 ----------------
                                                                                          300,002
                                                                                 ----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $2,424,917) ..........................................          2,129,770
                                                                                 ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BALANCED FUND                                                     APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
   SHARES                                                                              VALUE
------------                                                                     ----------------
INVESTMENT COMPANY - 7.56%
   1,247,637   BlackRock Liquidity Funds TempCash Portfolio ..................   $      1,247,637
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,247,637) ..........................................          1,247,637
                                                                                 ----------------
TOTAL INVESTMENTS - 101.03%
   (Cost $17,966,168)** ......................................................         16,666,163
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (1.03)% ...................................           (170,179)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     16,495,984
                                                                                 ================

----------
*    Non-income producing security.

** At April 30, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $   617,610
Gross unrealized depreciation .................    (1,917,615)
                                                  -----------
Net unrealized depreciation ...................   $(1,300,005)
                                                  ===========

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2009, this security amounted to $47,265 or 0.29% of net assets. This security has been determined by the Sub-Adviser to be a liquid security.

(b) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2009.

MTN  Medium Term Note

PORTFOLIO COMPOSITION

Common Stocks .................................    64%
Investment Company ............................     7%
U.S. Government Obligations ...................     1%
U.S. Government Agency Obligations ............    15%
Corporate Notes and Bonds (Moody's Ratings)
   A ..........................................     4%
   Baa ........................................     9%
                                                  ---
                                                  100%
                                                  ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES            4%
CORPORATE NOTES AND BONDS                         48%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS            46%
COMMERCIAL MORTGAGE- BACKED SECURITIES             2%

% OF TOTAL NET ASSETS

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
CORPORATE NOTES AND BONDS - 48.22%
               CONSUMER DISCRETIONARY - 10.65%
$  1,000,000   Darden Restaurants
                  Senior Unsecured Notes
                  6.800%, 10/15/37 ...........................................   $        741,693
     750,000   Home Depot
                  Senior Unsecured Notes
                  5.875%, 12/16/36 ...........................................            551,152
     500,000   JC Penney
                  6.375%, 10/15/36 ...........................................            371,313
   1,000,000   Limited Brands
                  Senior Unsecured Notes
                  7.600%, 07/15/37 ...........................................            658,134
               Macys Retail Holdings
     600,000      8.875%, 07/15/15 (a) .......................................            565,171
     500,000      6.375%, 03/15/37 ...........................................            332,117
   1,000,000   Nordstrom
                  Senior Unsecured Notes
                  7.000%, 01/15/38 ...........................................            780,008
     250,000   Staples
                  Senior Unsecured Notes
                  9.750%, 01/15/14 ...........................................            274,602
     450,000   Time Warner Cable
                  8.250%, 02/14/14 ...........................................            494,053
     250,000   TJX
                  Senior Unsecured Notes
                  6.950%, 04/15/19 ...........................................            260,079
     750,000   Tyco Electronics Group
                  7.125%, 10/01/37 ...........................................            458,378
     250,000   Viacom
                  Senior Unsecured Notes
                  6.125%, 10/05/17 ...........................................            226,650
     450,000   Whirlpool, MTN
                  8.600%, 05/01/14 ...........................................            461,552
     200,000   Wyndham Worldwide
                  6.000%, 12/01/16 ...........................................            132,061
     900,000   Yum! Brands
                  Senior Notes
                  6.875%, 11/15/37 ...........................................            784,663
                                                                                 ----------------
                                                                                        7,091,626
                                                                                 ----------------

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
               CONSUMER STAPLES - 4.01%
               Altria Group
$    500,000      8.500%, 11/10/13 ...........................................   $        553,667
     200,000      10.200%, 02/06/39 ..........................................            220,737
     250,000   CVS Caremark
                  6.600%, 03/15/19 ...........................................            264,932
   1,000,000   Kraft Foods
                  Senior Unsecured Notes
                  7.000%, 08/11/37 ...........................................            985,925
               Kroger
     200,000      8.050%, 02/01/10 ...........................................            206,504
     250,000      6.900%, 04/15/38 ...........................................            257,153
     150,000   Pepsico
                  Senior Unsecured Notes
                  7.900%, 11/01/18 ...........................................            181,345
                                                                                 ----------------
                                                                                        2,670,263
                                                                                 ----------------
               ENERGY - 6.42%
     300,000   Encana
                  Senior Unsecured Notes
                  6.500%, 05/15/19 ...........................................            308,466
     250,000   Energy Transfer Partners
                  Senior Unsecured Notes
                  9.000%, 04/15/19 ...........................................            273,260
     250,000   Halliburton
                  Senior Unsecured Notes
                  7.450%, 09/15/39 ...........................................            264,867
               Hess
                  Senior Unsecured Notes
     400,000      8.125%, 02/15/19 ...........................................            438,970
     100,000      7.875%, 10/01/29 ...........................................             95,137
     400,000   Kinder Morgan Energy Partners
                  Senior Unsecured Notes
                  9.000%, 02/01/19 ...........................................            435,282
     450,000   Nabors Industries
                  9.250%, 01/15/19 (b) .......................................            425,381
     225,000   Trans-Canada Pipelines
                  Senior Unsecured Notes
                  7.625%, 01/15/39 ...........................................            247,069
     250,000   Valero Energy
                  Senior Unsecured Notes
                  9.375%, 03/15/19 ...........................................            279,677
     400,000   Weatherford International
                  9.625%, 03/01/19 ...........................................            432,385
   1,005,000   Western Oil Sands
                  Senior Secured
                  8.375%, 05/01/12 ...........................................          1,074,330
                                                                                 ----------------
                                                                                        4,274,824
                                                                                 ----------------
               FINANCIALS - 9.43%
     250,000   American Express
                  Senior Unsecured Notes
                  8.150%, 03/19/38 ...........................................            237,452
     250,000   Bank of America
                  Senior Unsecured Notes
                  1.813%, 09/11/12 (c) .......................................            207,211
   1,500,000   Bear Stearns, MTN
                  1.641%, 11/21/16 (c) .......................................          1,009,598
               CIT Group
               Senior Notes
     500,000      1.474%, 11/03/10 (c) .......................................            332,882
   1,000,000      1.481%, 02/13/12 (c) .......................................            550,381
   2,000,000   Citigroup
                  Subordinated Notes
                  1.799%, 08/25/36 (c) .......................................            547,652

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
               FINANCIALS (CONTINUED)
$    500,000   General Electric Capital,
                  MTN, Series A
                  1.614%, 05/05/26 (c) .......................................   $        250,951
     800,000   Goldman Sachs Capital I
                  6.345%, 02/15/34 ...........................................            568,006
     250,000   John Deere Capital
                  Senior Unsecured Notes, MTN
                  1.807%, 01/18/11 (c) .......................................            242,148
     350,000   Korea Development Bank
                  Senior Notes
                  8.000%, 01/23/14 ...........................................            367,857
     300,000   Marsh & McLennan
                  Senior Unsecured Notes
                  9.250%, 04/15/19 ...........................................            312,870
     750,000   Merrill Lynch, MTN
                  6.875%, 04/25/18 ...........................................            633,050
   1,000,000   NB Capital Trust II
                  7.830%, 12/15/26 ...........................................            616,018
   1,000,000   SLM, MTN
                  5.625%, 08/01/33 ...........................................            403,514
                                                                                 ----------------
                                                                                        6,279,590
                                                                                 ----------------
               HEALTHCARE - 5.57%
     500,000   Amgen
                  Senior Unsecured Notes
                  6.400%, 02/01/39 ...........................................            504,917
     500,000   Biogen Idec
                  Senior Unsecured Notes
                  6.875%, 03/01/18 ...........................................            489,613
     250,000   Humana
                  Senior Unsecured Notes
                  8.150%, 06/15/38 ...........................................            179,235
     750,000   McKesson
                  Senior Unsecured Notes
                  7.500%, 02/15/19 ...........................................            809,447
     450,000   Medtronic
                  Senior Unsecured Notes
                  6.500%, 03/15/39 ...........................................            442,669
     250,000   Pfizer
                  Senior Unsecured Notes
                  7.200%, 03/15/39 ...........................................            275,575
     500,000   Roche Holdings
                  Senior Unsecured Notes
                  7.000%, 03/01/39 (b) .......................................            544,955
     450,000   WellPoint
                  Senior Unsecured Notes
                  6.800%, 08/01/12 ...........................................            463,515
                                                                                 ----------------
                                                                                        3,709,926
                                                                                 ----------------
               INDUSTRIALS - 1.80%
     250,000   Caterpillar
                  7.000%, 12/15/13 ...........................................            269,120
     250,000   FedEx
                  Senior Notes
                  8.000%, 01/15/19 ...........................................            271,100
     450,000   Ingersoll-Rand Global Holding
                  6.875%, 08/15/18 ...........................................            407,780
     250,000   Waste Management
                  7.375%, 03/11/19 ...........................................            253,965
                                                                                 ----------------
                                                                                        1,201,965
                                                                                 ----------------

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
               INFORMATION TECHNOLOGY - 1.17%
$    250,000   KLA Instruments
                  Senior Unsecured Notes
                  6.900%, 05/01/18 ...........................................   $        196,544
     200,000   Motorola
                  Senior Unsecured Notes
                  6.625%, 11/15/37 ...........................................            146,002
     500,000   Telecom Italia Capital SA
                  7.721%, 06/04/38 ...........................................            437,724
                                                                                 ----------------
                                                                                          780,270
                                                                                 ----------------
               MATERIALS - 1.42%
     500,000   International Paper
                  8.700%, 06/15/38 ...........................................            373,359
     550,000   Rio Tinto Finance
                  8.950%, 05/01/14 ...........................................            569,867
                                                                                 ----------------
                                                                                          943,226
                                                                                 ----------------
               TELECOMMUNICATION SERVICES - 1.37%
     450,000   AT&T
                  Senior Unsecured Notes
                  6.550%, 02/15/39 ...........................................            434,154
     450,000   Telus
                  Senior Unsecured Notes
                  8.000%, 06/01/11 ...........................................            478,148
                                                                                 ----------------
                                                                                          912,302
                                                                                 ----------------
               UTILITIES - 6.38%
     995,000   CenterPoint Energy
                  Senior Notes, Series B
                  7.250%, 09/01/10 ...........................................          1,009,199
   1,500,000   CILCORP
                  Senior Unsecured Notes
                  8.700%, 10/15/09 ...........................................          1,593,750
     450,000   FPL Group Capital
                  7.875%, 12/15/15 ...........................................            512,563
     250,000   Oncor Electric Delivery
                  7.500%, 09/01/38 (b) .......................................            243,410
     150,000   Pacific Gas & Electric
                  8.250%, 10/15/18 ...........................................            179,464
     450,000   Sempra Energy
                  Senior Unsecured Notes
                  9.800%, 02/15/19 ...........................................            514,030
     150,000   Virginia Electric and Power
                  Senior Unsecured Notes
                  8.875%, 11/15/38 ...........................................            194,645
                                                                                 ----------------
                                                                                        4,247,061
                                                                                 ----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $37,032,517) .........................................         32,111,053
                                                                                 ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.52%
               FREDDIE MAC - 15.32%
   1,646,045   5.500%, 11/01/20,
                  Gold Pool # G18083 .........................................          1,714,394
     275,798   5.500%, 12/01/20,
                  Gold Pool # G11820 .........................................            287,250
   1,000,000   6.500%, 07/20/22, MTN .........................................          1,010,619
     280,841   6.000%, 10/01/35,
                  Gold Pool # A47772 .........................................            293,989
     796,853   5.500%, 05/01/37,
                  Pool # A60048 ..............................................            825,171
   1,703,131   5.500%, 09/01/37,
                  Gold Pool # G03202 .........................................          1,763,654

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
               FREDDIE MAC (CONTINUED)
$  1,837,785   5.000%, 02/01/38,
                  Gold Pool # A73409 .........................................   $      1,891,270
   2,345,365   5.000%, 04/01/38,
                  Gold Pool # G04334 .........................................          2,413,623
                                                                                 ----------------
                                                                                       10,199,970
                                                                                 ----------------
               FANNIE MAE - 18.41%
     685,816   6.000%, 11/01/17,
                  Pool # 662854 ..............................................            723,844
     394,391   6.000%, 04/01/18,
                  Pool # 725175 ..............................................            416,382
     569,960   5.500%, 11/01/18,
                  Pool # 748886 ..............................................            597,011
     317,578   4.500%, 06/01/19,
                  Pool # 747860 ..............................................            328,346
   1,532,686   6.000%, 01/01/21,
                  Pool # 850787 ..............................................          1,611,445
     500,000   6.000%, 12/02/21 ..............................................            501,743
     878,607   6.000%, 09/01/32,
                  Pool # 847899 ..............................................            928,251
     245,686   6.000%, 02/01/34,
                  Pool # 771952 ..............................................            258,954
     274,998   7.500%, 02/01/35,
                  Pool # 787557 ..............................................            297,148
     182,250   7.500%, 04/01/35,
                  Pool # 819231 ..............................................            196,930
     923,620   6.000%, 11/01/35,
                  Pool # 844078 ..............................................            968,303
     778,974   5.000%, 05/01/36,
                  Pool # 745581 ..............................................            803,027
     641,200   6.000%, 12/01/36,
                  Pool # 888029 ..............................................            671,619
     800,334   5.500%, 06/01/37,
                  Pool # 918778 ..............................................            830,174
     763,878   6.500%, 10/01/37,
                  Pool # 888890 ..............................................            810,558
   2,230,266   5.500%, 03/01/38,
                  Pool # 962344 ..............................................          2,313,295
                                                                                 ----------------
                                                                                       12,257,030
                                                                                 ----------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.90%
     847,237   5.000%, 05/01/37,
                  Pool # 782156 ..............................................            877,709
   1,736,684   5.000%, 08/20/37,
                  Pool # 4015 ................................................          1,799,147
   1,706,350   6.000%, 07/20/38,
                  Pool # 4195 ................................................          1,780,408
   1,409,171   6.000%, 01/15/39,
                  Pool # 698036 ..............................................          1,471,893
                                                                                 ----------------
                                                                                        5,929,157
                                                                                 ----------------
               U.S. TREASURY BILLS (d) - 1.50%
     500,000   0.000%, 05/07/09 ..............................................            499,985
     500,000   0.000%, 06/04/09 ..............................................            499,908
                                                                                 ----------------
                                                                                          999,893
                                                                                 ----------------
               U.S. TREASURY INFLATION INDEX NOTE - 1.39%
     908,693   2.375%, 04/15/11 ..............................................            928,855
                                                                                 ----------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $29,101,849) .........................................         30,314,905
                                                                                 ----------------

                                                                                      MARKET
  PAR VALUE                                                                            VALUE
------------                                                                     ----------------
    COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.34%
$    250,000   Bear Stearns Commercial
                  Mortgage Securities
                  Series 2007-T28, Class A4
                  5.742%, 09/11/42 (e) .......................................   $        206,734
     500,000   CS First Boston
                  Mortgage Securities
                  Series 2005-C5, Class A2
                  5.100%, 08/15/38 (e) .......................................            481,100
     940,000   JPMorgan Chase Commercial
                  Mortgage Securities
                  Series 2005-CB13, Class A2
                  5.247%, 01/12/43 (e) .......................................            872,460
                                                                                 ----------------
               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                  (Cost $1,528,125)                                                     1,560,294
                                                                                 ----------------
   SHARES
------------
INVESTMENT COMPANY - 10.45%
   6,961,779   BlackRock Liquidity Funds
                  TempCash Portfolio .........................................          6,961,779
                                                                                 ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $6,961,779) ..........................................          6,961,779
                                                                                 ----------------
TOTAL INVESTMENTS - 106.53%
   (Cost $74,624,270)* .......................................................         70,948,031
                                                                                 ----------------
NET OTHER ASSETS AND LIABILITIES - (6.53)% ...................................         (4,351,781)
                                                                                 ----------------
NET ASSETS - 100.00% .........................................................   $     66,596,250
                                                                                 ================

----------
* At April 30, 2009 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 2,365,338
Gross unrealized depreciation .................    (6,041,577)
                                                  -----------
Net unrealized depreciation ...................   $(3,676,239)
                                                  ===========

(a) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate was 8.375% until April 17, 2009 and is 8.875% thereafter.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2009, these securities amounted to $1,213,746 or 1.82% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(c) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2009

(d)  Annualized yield at the time of purchase.

(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

MTN Medium Term Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND                                             APRIL 30, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

PORTFOLIO COMPOSITION
Investment Company ............................    10%
U.S. Government Obligations ...................     3%
U.S. Government Agency Obligations ............    40%
Corporate Notes and Bonds (Moody's Ratings (e))
   Aaa ........................................     2%
   Aa .........................................     2%
   A ..........................................     8%
   Baa ........................................    27%
   Ba .........................................     8%
                                                  ---
                                                  100%
                                                  ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

Aston Funds

                                                                  APRIL 30, 2009

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)


                                                                                           MONTAG & CALDWELL   VEREDUS SELECT
                                                                                              GROWTH FUND        GROWTH FUND
                                                                                           -----------------   --------------
ASSETS:
Investments:
      Investments at cost ..............................................................     $1,941,329,464     $ 68,801,875
      Net unrealized appreciation (depreciation) .......................................        (77,496,796)       6,933,390
                                                                                             --------------     ------------
         Total investments at value ....................................................      1,863,832,668       75,735,265
Cash ...................................................................................                 --               --
Receivables:
      Dividends and interest ...........................................................          1,710,500           16,832
      Dividend reclaims ................................................................                 --               --
      Fund shares sold .................................................................          7,249,671          282,406
      Investments and foreign currency sold ............................................          8,050,324        1,000,544
      Due from Adviser, net (Note G) ...................................................                 --               --
Other assets ...........................................................................             59,766            3,895
                                                                                             --------------     ------------
         Total assets ..................................................................      1,880,902,929       77,038,942
                                                                                             --------------     ------------
LIABILITIES:
Payables:
      Due to custodian .................................................................                 59               --
      Dividend distribution ............................................................                 --               --
      Investments and foreign currency purchased .......................................         13,457,971        3,959,978
      Fund shares redeemed .............................................................          2,908,107           28,900
      Due to Adviser, net (Note G) .....................................................          1,006,244           38,496
      Administration fees (Note G) .....................................................             82,758            4,361
      Distribution fees (Note G) .......................................................             70,572            2,315
      Audit and tax fees ...............................................................             14,252            9,262
      Custodian fees ...................................................................             24,369            2,543
      Transfer agent fees ..............................................................            190,394           20,579
      Registration expenses ............................................................             11,494            8,898
      Trustees fees and related expenses (Note G) ......................................             12,264              773
      Accrued expenses and other payables ..............................................            135,218            8,110
                                                                                             --------------     ------------
         Total liabilities .............................................................         17,913,702        4,084,215
                                                                                             --------------     ------------
NET ASSETS .............................................................................     $1,862,989,227     $ 72,954,727
                                                                                             ==============     ============
NET ASSETS CONSIST OF:
   Paid in capital .....................................................................     $2,024,029,296     $117,040,340
   Accumulated undistributed (distribution in excess of) net investment income (loss) ..          2,887,892           13,250
   Accumulated net realized loss on investments ........................................        (86,431,165)     (51,032,253)
   Net unrealized appreciation (depreciation) on investments ...........................        (77,496,796)       6,933,390
                                                                                             --------------     ------------
TOTAL NET ASSETS .......................................................................     $1,862,989,227     $ 72,954,727
                                                                                             ==============     ============
CLASS N:
   Net Assets ..........................................................................     $  960,247,784     $ 31,308,446
   Shares of beneficial interest outstanding (unlimited authorization) .................         53,495,955        3,886,335
                                                                                             --------------     ------------
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...............................................     $        17.95     $       8.06
                                                                                             ==============     ============
CLASS I:
   Net Assets ..........................................................................     $  902,344,963     $ 41,646,281
   Shares of beneficial interest outstanding (unlimited authorization) .................         50,098,621        5,130,127
                                                                                             --------------     ------------
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...............................................     $        18.01     $       8.12
                                                                                             ==============     ============
CLASS R:
   Net Assets ..........................................................................     $      396,480     $         --
   Shares of beneficial interest outstanding (unlimited authorization) .................             22,215               --
                                                                                             --------------     ------------
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...............................................     $        17.85     $         --
                                                                                             ==============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                     OPTIMUM                         TAMRO        RIVER ROAD        OPTIMUM      MONTAG & CALDWELL
                    LARGE CAP         VALUE         ALL CAP      DIVIDEND ALL       MID CAP           MID CAP
 GROWTH FUND    OPPORTUNITY FUND       FUND           FUND      CAP VALUE FUND       FUND           GROWTH FUND
-------------   ----------------   ------------   -----------   --------------   -------------   -----------------


$210,532,994      $  3,720,566     $241,229,596   $ 8,082,851    $115,612,774    $ 836,637,913       $2,378,521
 (32,295,322)         (466,294)     (48,304,083)      345,918      (3,857,118)    (191,938,677)        (361,700)
------------      ------------     ------------   -----------    ------------    -------------       ----------
 178,237,672         3,254,272      192,925,513     8,428,769     111,755,656      644,699,236        2,016,821
           6                --               --            --              --               --               --

     163,480             6,285          353,898         3,670         385,040          661,838            1,196
          --                --              820            --          10,729               --               --
       6,191             6,502            1,749         2,648       1,255,271        1,429,604               --
     887,983           122,187        1,296,095            --       1,675,109        4,877,142           33,269
          --             5,632               --           520              --               --            5,563
       8,369                80            8,889         1,542           5,349           25,916              113
------------      ------------     ------------   -----------    ------------    -------------       ----------
 179,303,701         3,394,958      194,586,964     8,437,149     115,087,154      651,693,736        2,056,962
------------      ------------     ------------   -----------    ------------    -------------       ----------


          --                --               --            --              --               --               --
          --                --               --            --          49,096               --               --
   1,206,467           102,873        1,088,560            --       1,901,917        6,874,497           14,989
      98,917             1,477            7,003           816         131,660          996,865               --
      99,039                --          101,625            --          58,798          362,839               --
       7,657             1,655           11,385         1,924           5,321           27,355            1,259
       4,032               238            1,427            --           5,765           38,124              150
      13,197             8,997           12,159         9,219           9,871           11,470           10,783
       9,779             7,866            8,904         1,596             928           12,014            1,279
      54,661             8,127            7,085         8,080           5,283          196,868            1,365
       4,640            13,616            7,667         5,726           9,258           26,841            5,873
       4,009               206            4,687           174             573            2,754               93
      47,971             3,651           73,159         1,004           5,098           77,369              367
------------      ------------     ------------   -----------    ------------    -------------       ----------
   1,550,369           148,706        1,323,661        28,539       2,183,568        8,626,996           36,158
------------      ------------     ------------   -----------    ------------    -------------       ----------
$177,753,332      $  3,246,252     $193,263,303   $ 8,408,610    $112,903,586    $ 643,066,740       $2,020,804
============      ============     ============   ===========    ============    =============       ==========

$256,691,832      $ 10,053,546     $269,122,867   $ 9,908,658    $129,867,828    $ 839,321,837       $3,100,753
     312,035             4,677          267,015          (550)        447,572           (1,259)          15,102
 (46,955,213)       (6,345,677)     (27,822,496)   (1,845,416)    (13,554,696)      (4,315,161)        (733,351)
 (32,295,322)         (466,294)     (48,304,083)      345,918      (3,857,118)    (191,938,677)        (361,700)
------------      ------------     ------------   -----------    ------------    -------------       ----------
$177,753,332      $  3,246,252     $193,263,303   $ 8,408,610    $112,903,586    $ 643,066,740       $2,020,804
============      ============     ============   ===========    ============    =============       ==========

$ 53,164,798      $  3,246,252     $ 19,307,873   $ 8,408,610    $ 78,425,429    $ 527,720,309       $2,020,804
   4,907,076           481,794        2,719,185     1,004,532      10,452,962       30,301,347          344,134
------------      ------------     ------------   -----------    ------------    -------------       ----------

$      10.83      $       6.74     $       7.10   $      8.37    $       7.50    $       17.42       $     5.87
============      ============     ============   ===========    ============    =============       ==========

$124,034,768      $         --     $173,955,430   $        --    $ 34,478,157    $ 115,346,431       $       --
  11,252,059                --       24,510,790            --       4,598,127        6,554,081               --
------------      ------------     ------------   -----------    ------------    -------------       ----------

$      11.02      $         --     $       7.10   $        --    $       7.50    $       17.60       $       --
============      ============     ============   ===========    ============    =============       ==========

$    553,766      $         --     $         --   $        --    $         --    $          --       $       --
      51,893                --               --            --              --               --               --
------------      ------------     ------------   -----------    ------------    -------------       ----------

$      10.67      $         --     $         --   $        --    $         --    $          --       $       --
============      ============     ============   ===========    ============    =============       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                  APRIL 30, 2009

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                                        CARDINAL      RIVER ROAD
                                                                                         MID CAP    SMALL-MID CAP
                                                                                       VALUE FUND        FUND
                                                                                       ----------   -------------
ASSETS:
Investments:
         Investments at cost .......................................................   $  966,634   $172,279,466
         Net unrealized appreciation (depreciation) ................................     (144,270)    (6,966,766)
                                                                                       ----------   ------------
            Total investments at value .............................................      822,364    165,312,700
Receivables:
         Dividends and interest ....................................................          482        147,271
         Dividend reclaims .........................................................           --             --
         Fund shares sold ..........................................................           --      1,070,937
         Investments and foreign currency sold .....................................        6,273      2,636,185
         Due from Adviser, net (Note G) ............................................        6,297             --
Other assets .......................................................................           64         12,632
                                                                                       ----------   ------------
            Total assets ...........................................................      835,480    169,179,725
                                                                                       ----------   ------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts .................           --             --
Payables:
         Due to custodian ..........................................................           --             --
         Due to custodian in foreign currency (Cost $7,588) ........................           --             --
         Investments and foreign currency purchased ................................       15,889      2,939,310
         Fund shares redeemed ......................................................           --        205,001
         Due to Adviser, net (Note G) ..............................................           --        160,258
         Administration fees (Note G) ..............................................        1,251          7,461
         Distribution fees (Note G) ................................................           59          2,975
         Audit and tax fees ........................................................       10,181          6,977
         Custodian fees ............................................................          833          6,492
         Transfer agent fees .......................................................        1,431          3,107
         Registration expenses .....................................................        5,874             --
         Trustees fees and related expenses (Note G) ...............................           98             37
         Accrued expenses and other payables .......................................        1,331          8,754
                                                                                       ----------   ------------
            Total liabilities ......................................................       36,947      3,340,372
                                                                                       ----------   ------------
NET ASSETS                                                                             $  798,533   $165,839,353
                                                                                       ==========   ============
NET ASSETS CONSIST OF:
   Paid in capital .................................................................   $1,213,401   $191,573,545
   Accumulated undistributed (distribution in excess of) net investment income .....       31,238        134,627
   Accumulated net realized loss on investments and foreign currency transactions ..     (301,836)   (18,902,053)
   Net unrealized appreciation (depreciation) on investments and translation of
      assets and liabilities denominated in foreign currency .......................     (144,270)    (6,966,766)
                                                                                       ----------   ------------
TOTAL NET ASSETS                                                                       $  798,533   $165,839,353
                                                                                       ==========   ============
CLASS N:
   Net Assets ......................................................................   $  798,533   $ 40,336,528
   Shares of beneficial interest outstanding (unlimited authorization) .............      127,755      5,815,456
         NET ASSET VALUE Offering and redemption price per share
            (Net Assets/Shares Outstanding) ........................................   $     6.25   $       6.94
                                                                                       ==========   ============
CLASS I:
   Net Assets ......................................................................   $       --   $125,502,825
   Shares of beneficial interest outstanding (unlimited authorization) .............           --     18,057,322
         NET ASSET VALUE Offering and redemption price per share
            (Net Assets/Shares Outstanding) ........................................   $       --   $       6.95
                                                                                       ==========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

   VEREDUS         TAMRO        RIVER ROAD       NEPTUNE         BARINGS         FORTIS
 AGGRESSIVE      SMALL CAP       SMALL CAP    INTERNATIONAL   INTERNATIONAL   GLOBAL REAL
 GROWTH FUND        FUND        VALUE FUND         FUND            FUND       ESTATE FUND
------------   -------------   ------------   -------------   -------------   -----------


$ 37,352,432   $ 463,666,056   $413,779,251    $13,482,986     $16,104,767    $12,223,908
   5,961,262      39,717,538    (31,645,421)    (5,322,090)        451,273     (3,149,590)
------------   -------------   ------------    -----------     -----------    -----------
  43,313,694     503,383,594    382,133,830      8,160,896      16,556,040      9,074,318

       1,779          96,891        262,422         50,168          68,646         62,800
          --              --             --          1,692          13,697          2,261
       5,609      15,871,807      1,030,471             --         200,000             --
   1,609,927      16,962,502      3,826,733        117,358         810,032             --
          --              --             --          2,033              --          3,102
       1,414          18,005         12,948          3,554             309          2,285
------------   -------------   ------------    -----------     -----------    -----------
  44,932,423     536,332,799    387,266,404      8,335,701      17,648,724      9,144,766
------------   -------------   ------------    -----------     -----------    -----------

          --              --             --          5,578              --             --

          --              --             --             --           6,154             --
          --              --             --             --          10,967             --
   1,260,055      49,203,740      9,755,624             --         401,695          6,911
      70,742       1,552,356        286,877             --              --             --
      16,991         302,679        262,616             --           1,831             --
       3,234          19,187         17,522          2,517           3,893          1,874
       2,340          10,798         12,023             13              --             --
      11,200          11,176         11,117         10,086          10,086          4,840
       7,137           5,004         16,370         14,877          20,565          5,058
      27,266          53,045        146,564          7,842           1,836          1,393
       7,940           9,025             --             --           6,811          6,084
         852           1,822          1,202             81              42             79
      19,601          16,812         36,465            585             676            608
------------   -------------   ------------    -----------     -----------    -----------
   1,427,358      51,185,644     10,546,380         41,579         464,556         26,847
------------   -------------   ------------    -----------     -----------    -----------
$ 43,505,065   $ 485,147,155   $376,720,024    $ 8,294,122     $17,184,168    $ 9,117,919
============   =============   ============    ===========     ===========    ===========

$ 85,860,924   $ 582,188,136   $480,913,559    $14,961,978     $21,312,228    $20,999,183
    (212,332)        406,853        229,952         84,329         121,166         41,237
 (48,104,789)   (137,165,372)   (72,778,066)    (1,425,004)     (4,697,675)    (8,773,647)

   5,961,262      39,717,538    (31,645,421)    (5,327,181)        448,449     (3,148,854)
------------   -------------   ------------    -----------     -----------    -----------
$ 43,505,065   $ 485,147,155   $376,720,024    $ 8,294,122     $17,184,168    $ 9,117,919
============   =============   ============    ===========     ===========    ===========

$ 31,637,815   $ 150,359,998   $163,506,097    $   182,733     $        --    $ 9,117,919
   4,094,349      11,408,694     18,177,830         32,337              --      2,099,641

$       7.73   $       13.18   $       8.99    $      5.65     $        --    $      4.34
============   =============   ============    ===========     ===========    ===========

$ 11,867,250   $ 334,787,157   $213,213,927    $ 8,111,389     $17,184,168    $        --
   1,491,296      25,125,749     23,698,785      1,435,914       3,328,740             --

$       7.96   $       13.32   $       9.00    $      5.65     $      5.16    $        --
============   =============   ============    ===========     ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                  APRIL 30, 2009

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                                                          NEW CENTURY
                                                                                     SMART PORTFOLIOS   ABSOLUTE RETURN
                                                                                           FUND             ETF FUND
                                                                                     ----------------   ---------------
ASSETS:
Investments:
         Investments at cost .....................................................     $21,861,149        $13,191,259
         Net unrealized appreciation (depreciation) ..............................         518,352            781,948
                                                                                       -----------        -----------
            Total investments at value ...........................................      22,379,501         13,973,207
Cash .............................................................................              --                 --
Receivables:
         Dividends and interest ..................................................             608              2,155
         Fund shares sold ........................................................          70,218             15,000
         Investments and foreign currency sold ...................................              --            509,357
         Due from Adviser, net (Note G) ..........................................              --                 --
Deferred offering costs (Note B-11) ..............................................              --                 --
Other assets .....................................................................           9,530              5,572
                                                                                       -----------        -----------
            Total assets .........................................................      22,459,857         14,505,291
                                                                                       -----------        -----------
LIABILITIES:
Payables:
         Due to custodian ........................................................              --                 --
         Dividend distribution ...................................................              --                 --
         Investments and foreign currency purchased ..............................              --                 --
         Fund shares redeemed ....................................................          12,851              7,569
         Due to Adviser, net (Note G) ............................................          10,645              4,702
         Administration fees (Note G) ............................................           1,659              2,073
         Distribution fees (Note G) ..............................................           1,667              1,068
         Audit and tax fees ......................................................          10,085              8,841
         Custodian fees ..........................................................           1,194              2,113
         Transfer agent fees .....................................................              --                472
         Registration expenses ...................................................              --                 --
         Trustees fees and related expenses (Note G) .............................              84                 73
         Deferred organization cost ..............................................              --                 --
         Accrued expenses and other payables .....................................           2,201                197
Outstanding options written, at value (premiums received $908,699) ...............              --                 --
                                                                                       -----------        -----------
            Total liabilities ....................................................          40,386             27,108
                                                                                       -----------        -----------
NET ASSETS .......................................................................     $22,419,471        $14,478,183
                                                                                       ===========        ===========
NET ASSETS CONSIST OF:
   Paid in capital ...............................................................     $22,845,750        $17,898,216
   Accumulated undistributed (distribution in excess of) net investment income ...          51,695             (4,684)
   Accumulated net realized loss on investments, written options and foreign
      currency transactions ......................................................        (996,326)        (4,197,297)
   Net unrealized appreciation (depreciation) on investments, written options and
      translation of assets and liabilities denominated in foreign currency ......         518,352            781,948
                                                                                       ===========        ===========
TOTAL NET ASSETS .................................................................     $22,419,471        $14,478,183
                                                                                       ===========        ===========
CLASS N:
   Net Assets ....................................................................     $22,419,471        $14,478,183
   Shares of beneficial interest outstanding (unlimited authorization) ...........       2,744,017          1,862,560
         NET ASSET VALUE Offering and redemption price per share
            (Net Assets/Shares Outstanding) ......................................     $      8.17        $      7.77
                                                                                       ===========        ===========
CLASS I:
   Net Assets ....................................................................     $        --        $        --
   Shares of beneficial interest outstanding (unlimited authorization) ...........              --                 --
         NET ASSET VALUE Offering and redemption price per share
            (Net Assets/Shares Outstanding) ......................................     $        --        $        --
                                                                                       ===========        ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

 MB ENHANCED       LAKE PARTNERS        FORTIS                                             TCH
EQUITY INCOME   LASSO ALTERNATIVES    REAL ESTATE   MONTAG & CALDWELL    BALANCED     FIXED INCOME
     FUND              FUND              FUND         BALANCED FUND        FUND           FUND
-------------   ------------------   ------------   -----------------   -----------   ------------


 $21,622,375         $523,478        $ 25,850,784      $18,826,008      $17,966,168    $74,624,270
  (4,359,542)           5,207          (4,770,653)      (1,179,601)      (1,300,005)    (3,676,239)
 -----------         --------        ------------      -----------      -----------    -----------
  17,262,833          528,685          21,080,131       17,646,407       16,666,163     70,948,031
          --               --                  --               --               --        200,000

      31,040               20              18,051           75,156           57,757        722,274
      10,000               --                 397           38,175              648          3,772
     160,711               --                  --           50,646          654,076        184,591
       2,022           12,168                  --               --               --             --
          --           67,842                  --               --               --             --
       8,977               --               1,896              796              635          3,305
 -----------         --------        ------------      -----------      -----------    -----------
  17,475,583          608,715          21,100,475       17,811,180       17,379,279     72,061,973
 -----------         --------        ------------      -----------      -----------    -----------


          --               --                  --               --          387,339             --
       5,417               --                  --               --               --         14,796
      99,334               --                  --           72,658          456,741      4,517,822
     136,275               --               1,467              209               --        875,280
          --               --               4,884            3,657            9,668         10,018
       2,074            1,378               4,512            1,768            3,772          4,549
       1,191               --                 258            1,244               --          3,238
       6,743            2,199              10,693           11,340           11,395         11,432
      14,475              446               1,326            1,331            1,979          1,870
       2,775            1,568               8,012            6,861            5,465         17,971
          --            1,480               5,889            4,989            4,600          3,485
         111                2                 130              108              291            664
          --           71,625                  --               --               --             --
       2,845              278               1,185              827            2,045          4,598
   1,304,358               --                  --               --               --             --
 -----------         --------        ------------      -----------      -----------    -----------
   1,575,598           78,976              38,356          104,992          883,295      5,465,723
 -----------         --------        ------------      -----------      -----------    -----------
 $15,899,985         $529,739        $ 21,062,119      $17,706,188      $16,495,984    $66,596,250
 ===========         ========        ============      ===========      ===========    ===========

 $20,800,632         $525,010        $ 52,997,632      $26,866,038      $20,020,088    $79,117,043
       6,134             (321)            (50,688)        (354,281)         173,188        130,686

    (151,580)            (157)        (27,114,193)      (7,625,968)      (2,397,287)    (8,975,240)

  (4,755,201)           5,207          (4,770,632)      (1,179,601)      (1,300,005)    (3,676,239)
 ===========         ========        ============      ===========      ===========    ===========
 $15,899,985         $529,739        $ 21,062,119      $17,706,188      $16,495,984    $66,596,250
 ===========         ========        ============      ===========      ===========    ===========

 $15,899,985         $     --        $  3,567,437      $16,690,412      $16,495,984    $42,008,471
   2,158,611               --             773,495        1,044,257        3,376,235      4,639,770

 $      7.37         $     --        $       4.61      $     15.98      $      4.89    $      9.05
 ===========         ========        ============      ===========      ===========    ===========

 $        --         $529,739        $ 17,494,682      $ 1,015,776      $        --    $24,587,779
          --           52,169           3,818,773           63,702               --      2,716,157

 $        --         $  10.15        $       4.58      $     15.95      $        --    $      9.05
 ===========         ========        ============      ===========      ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2009

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                   MONTAG & CALDWELL   VEREDUS SELECT
                                                                      GROWTH FUND        GROWTH FUND
                                                                   -----------------   --------------
INVESTMENT INCOME:
   Dividends ...................................................     $ 12,371,892       $    367,104
   Less: foreign taxes withheld ................................               --             (1,971)
   Interest ....................................................               --             35,870
                                                                     ------------       ------------
      Total investment income ..................................       12,371,892            401,003
                                                                     ------------       ------------
EXPENSES:
   Investment advisory fees (Note G) ...........................        4,948,993            267,605
   Distribution expenses (Note G)(a) ...........................          811,554             36,521
   Transfer agent fees (Note G) ................................          534,558             59,560
   Administration fees (Note G) ................................          379,354             25,155
   Registration expenses .......................................           86,781             15,092
   Custodian fees ..............................................           37,684              4,103
   Audit and tax fees ..........................................           11,825              8,315
   Legal fees ..................................................           48,036              2,722
   Reports to shareholder expense ..............................           98,129              7,115
   Trustees fees and related expenses (Note G) .................           38,633              3,286
   Interest expense (Note H) ...................................               --                 --
   Other expenses ..............................................           99,551              5,799
                                                                     ------------       ------------
      Total expenses before waivers/reimbursements .............        7,095,098            435,273
                                                                     ------------       ------------
      Less: Investment advisory fees waived (Note G) ...........               --            (47,520)
      Less: Expenses reimbursed (Note G) .......................               --                 --
                                                                     ------------       ------------
      Net expenses .............................................        7,095,098            387,753
                                                                     ------------       ------------
NET INVESTMENT INCOME (LOSS) ...................................        5,276,794             13,250
                                                                     ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ............................      (73,070,413)       (28,400,665)
   Net change in unrealized appreciation of investments ........      110,549,415         21,840,032
                                                                     ------------       ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......       37,479,002         (6,560,633)
                                                                     ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......     $ 42,755,796       $ (6,547,383)
                                                                     ============       ============

----------
(a) Distribution expense is incurred at the Class N level for all funds except Montag & Caldwell Growth Fund and Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $810,808 and $746, respectively. The distribution expense for Class N and R of the Growth Fund is $65,803 and $1,281, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                    OPTIMUM                         TAMRO        RIVER ROAD       OPTIMUM     MONTAG & CALDWELL
                   LARGE CAP          VALUE        ALL CAP      DIVIDEND ALL      MID CAP          MID CAP
 GROWTH FUND   OPPORTUNITY FUND       FUND           FUND      CAP VALUE FUND       FUND         GROWTH FUND
------------   ----------------   ------------   -----------   --------------   -----------   -----------------

$  1,530,673     $    20,935      $  3,143,376   $    51,876    $ 1,792,885     $ 6,880,714       $   8,697
          --              --           (69,888)           --         (3,901)       (125,370)            (12)
          --              --                --         1,073             --              --              --
------------     -----------      ------------   -----------    -----------     -----------       ---------
   1,530,673          20,935         3,073,488        52,949      1,788,984       6,755,344           8,685
------------     -----------      ------------   -----------    -----------     -----------       ---------

     586,779          11,420           738,986        30,515        236,111       2,038,691           7,260
      67,084           3,569            22,596         2,509         71,359         567,275           2,135
      93,384          13,450            27,054        18,038         38,410         455,807           9,164
      52,523           7,702            59,497        10,175         25,599         155,760           7,919
      21,554          16,869            15,034         8,902         13,652          45,569          13,640
       7,670           1,410            13,687         2,244          3,539          20,278           2,031
      12,102           8,998            11,081         8,306          9,242           9,830           9,982
       5,687             125             6,560           291          1,870          20,008              63
      13,086           1,099            10,511           652          3,394          63,053              98
       5,102             315             5,556           452          2,589          22,451             153
          --              --                --            --             --           2,901              --
      36,219           2,232            17,684         2,203          5,460          44,059           1,627
------------     -----------      ------------   -----------    -----------     -----------       ---------
     901,190          67,189           928,246        84,287        411,225       3,445,682          54,072
------------     -----------      ------------   -----------    -----------     -----------       ---------
          --         (11,420)         (148,189)      (30,515)            --              --          (7,260)
          --         (39,511)               --        (7,999)            --              --         (34,855)
------------     -----------      ------------   -----------    -----------     -----------       ---------
     901,190          16,258           780,057        45,773        411,225       3,445,682          11,957
------------     -----------      ------------   -----------    -----------     -----------       ---------
     629,483           4,677         2,293,431         7,176      1,377,759       3,309,662          (3,272)
------------     -----------      ------------   -----------    -----------     -----------       ---------

 (17,642,308)     (1,285,316)      (24,117,542)   (1,434,998)    (8,870,281)     (4,057,413)       (339,236)
  14,653,342       1,174,980         5,424,238     1,467,886      6,653,617      22,322,246         380,265
------------     -----------      ------------   -----------    -----------     -----------       ---------
  (2,988,966)       (110,336)      (18,693,304)       32,888     (2,216,664)     18,264,833          41,029
------------     -----------      ------------   -----------    -----------     -----------       ---------
$ (2,359,483)    $  (105,659)     $(16,399,873)  $    40,064    $  (838,905)    $21,574,495       $  37,757
============     ===========      ============   ===========    ===========     ===========       =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2009

STATEMENT OF OPERATIONS (UNAUDITED) - CONTINUED

                                                                                        CARDINAL      RIVER ROAD
                                                                                         MID CAP    SMALL-MID CAP
                                                                                       VALUE FUND        FUND
                                                                                       ----------   -------------
INVESTMENT INCOME:
   Dividends .......................................................................... $   6,814   $  1,101,556
   Less: foreign taxes withheld .......................................................        --         (5,407)
                                                                                        ---------   ------------
      Total investment income .........................................................     6,814      1,096,149
                                                                                        ---------   ------------
EXPENSES:
   Investment advisory fees (Note G) ..................................................     3,246        651,330
   Distribution expenses (Note G) .....................................................       902         46,696
   Transfer agent fees (Note G) .......................................................     8,558         24,044
   Administration fees (Note G) .......................................................     7,561         42,216
   Registration expenses ..............................................................    13,640         16,643
   Custodian fees .....................................................................     1,410         15,466
   Audit and tax fees .................................................................    10,082          9,063
   Legal fees .........................................................................        22          3,761
   Reports to shareholder expense .....................................................        47          8,039
   Trustees fees and related expenses (Note G) ........................................        24          4,438
   Other expenses .....................................................................     1,476          7,674
                                                                                        ---------   ------------
      Total expenses before waivers/reimbursements ....................................    46,968        829,370
                                                                                        ---------   ------------
      Less: Investment advisory fees waived (Note G) ..................................    (3,246)            --
      Less: Expenses reimbursed (Note G) ..............................................   (38,671)            --
      Plus net expenses recouped (Note G) .............................................        --         31,488
                                                                                        ---------   ------------
      Net expenses ....................................................................     5,051        860,858
                                                                                        ---------   ------------
NET INVESTMENT INCOME (LOSS) ...........................................................    1,763        235,291
                                                                                        ---------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ...................................................  (219,836)   (13,595,907)
   Net realized loss on foreign currency transactions .................................        --             --
   Net change in unrealized appreciation of investments ...............................   231,545     13,007,204
   Net change in unrealized appreciation (depreciation) on translation of assets and
      liabilities denominated in foreign currency .....................................        --             --
                                                                                        ---------   ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............................    11,709       (588,703)
                                                                                        ---------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............................. $  13,472   $   (353,412)
                                                                                        =========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

   VEREDUS         TAMRO        RIVER ROAD       NEPTUNE         BARINGS        FORTIS
 AGGRESSIVE      SMALL CAP       SMALL CAP    INTERNATIONAL   INTERNATIONAL   GLOBAL REAL
 GROWTH FUND        FUND        VALUE FUND        FUND             FUND       ESTATE FUND
------------   -------------   ------------   -------------   -------------   -----------

$     98,871   $   2,231,974   $  2,329,745     $ 106,097      $   187,068    $   226,128
          --              --        (15,382)       (3,585)         (12,938)       (16,002)
------------   -------------   ------------     ---------      -----------    -----------
      98,871       2,231,974      2,314,363       102,512          174,130        210,126
------------   -------------   ------------     ---------      -----------    -----------

     219,175       1,621,110      1,221,214        38,132           41,869         43,357
      39,426         165,552        177,812           218               --          3,079
      68,578         137,797        186,000        16,788            8,436          8,449
      19,530         103,421         80,406        12,899           16,824         18,020
      15,371          22,778         21,687         8,927           14,087          9,403
       6,632           9,785         21,222         8,199           25,592         27,022
      10,289          10,143         10,038        10,085           10,085         10,087
       1,870          12,715          9,333           291              208            353
       9,872          30,164         28,619           407              295            496
       2,527          14,679          8,993           355              177            402
      23,199          23,869         16,944         2,127            1,606          2,267
------------   -------------   ------------     ---------      -----------    -----------
     416,469       2,152,013      1,782,268        98,428          119,179        122,935
------------   -------------   ------------     ---------      -----------    -----------
    (105,266)        (63,074)            --       (38,132)         (41,869)       (43,357)
          --              --             --       (21,184)         (29,161)       (14,542)
          --              --             --            --               --             --
------------   -------------   ------------     ---------      -----------    -----------
     311,203       2,088,939      1,782,268        39,112           48,149         65,036
------------   -------------   ------------     ---------      -----------    -----------
    (212,332)        143,035        532,095        63,400          125,981        145,090
------------   -------------   ------------     ---------      -----------    -----------

 (23,788,669)   (106,249,748)   (35,786,137)     (661,791)      (2,188,788)    (5,168,214)
          --              --             --       (23,626)        (100,273)       (29,159)
  18,743,391      97,525,106     35,306,499       389,735        2,788,540      3,220,066

          --              --             --          (876)            (304)         2,748
------------   -------------   ------------     ---------      -----------    -----------
  (5,045,278)     (8,724,642)      (479,638)     (296,558)         499,175     (1,974,559)
------------   -------------   ------------     ---------      -----------    -----------
$ (5,257,610)  $  (8,581,607)  $     52,457     $(233,158)     $   625,156    $(1,829,469)
============   =============   ============     =========      ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2009

STATEMENT OF OPERATIONS (UNAUDITED) - CONTINUED

                                                                                             NEW CENTURY
                                                                        SMART PORTFOLIOS   ABSOLUTE RETURN
                                                                              FUND             ETF FUND
                                                                        ----------------   ---------------
INVESTMENT INCOME:
   Dividends ........................................................      $  188,663        $   146,402
   Less: foreign taxes withheld .....................................              --                (24)
   Interest .........................................................              --                 --
                                                                           ----------        -----------
      Total investment income .......................................         188,663            146,378
                                                                           ----------        -----------
EXPENSES:
   Investment advisory fees (Note G) ................................          52,873             27,877
   Distribution expenses (Note G) ...................................          16,522             15,542
   Transfer agent fees (Note G) .....................................          11,792             14,688
   Administration fees (Note G) .....................................          10,132             10,592
   Registration expenses ............................................           9,526              8,927
   Custodian fees ...................................................           1,948              2,691
   Audit and tax fees ...............................................          10,085             10,089
   Legal fees .......................................................             311                500
   Amortization of offering costs (Note B-11) .......................          15,434             30,970
   Reports to shareholder expense ...................................             593                972
   Trustees fees and related expenses (Note G) ......................             262                431
   Other expenses ...................................................           1,852              2,065
                                                                           ----------        -----------
      Total expenses before waivers/reimbursements ..................         131,330            125,344
                                                                           ----------        -----------
      Less: Investment advisory fees waived (Note G) ................         (45,412)           (27,877)
      Less: Expenses reimbursed (Note G) ............................              --             (4,212)
                                                                           ----------        -----------
      Net expenses ..................................................          85,918             93,255
                                                                           ----------        -----------
NET INVESTMENT INCOME (LOSS) ........................................         102,745             53,123
                                                                           ----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments .................................        (710,449)        (3,732,346)
   Net realized gain on written option transactions .................              --                 --
   Net realized loss on foreign currency transactions ...............              --                 --
   Net change in unrealized appreciation of investments .............       1,124,964          2,380,558
   Net change in unrealized depreciation on written options .........              --                 --
   Net change in unrealized appreciation on translation of assets and
      liabilities denominated in foreign currency ...................              --                 --
                                                                           ----------        -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........         414,515         (1,351,788)
                                                                           ----------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............      $  517,260        $(1,298,665)
                                                                           ==========        ===========

----------
(a) Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

 MB ENHANCED       LAKE PARTNERS         FORTIS                                           TCH
EQUITY INCOME   LASSO ALTERNATIVES    REAL ESTATE   MONTAG & CALDWELL     BALANCED    FIXED INCOME
    FUND             FUND (a)             FUND        BALANCED FUND         FUND          FUND
-------------   ------------------   ------------   -----------------   -----------   ------------

 $   249,531         $     20        $    430,510       $  95,088       $    99,855   $    32,854
          --               --              (1,330)             --                --            --
          --               --                  13         138,757           154,716     2,002,543
 -----------         --------        ------------       ---------       -----------   -----------
     249,531               20             429,193         233,845           254,571     2,035,397
 -----------         --------        ------------       ---------       -----------   -----------

      50,315              252             100,699          62,562            56,159       187,591
      17,970               --               4,892          19,725             5,447        53,720
      18,034            1,568              26,325          26,643            15,838        31,778
      12,988            1,378              16,598          12,885            19,737        29,414
       8,927            1,480              13,028          13,376             8,245        12,397
      19,708              446               3,352           2,205             2,896         3,292
      10,091            2,199              10,012          10,622            10,663        10,645
       1,044                3                 872             644               664         2,742
      13,509            5,158                  --              --                --            --
         822               22               1,881           1,205             1,209         4,212
         447                2                 905             711               518         3,149
       2,130              253               4,268           3,856             3,969         6,547
 -----------         --------        ------------       ---------       -----------   -----------
     155,985           12,761             182,832         154,434           125,345       345,487
 -----------         --------        ------------       ---------       -----------   -----------
     (50,315)            (252)            (65,158)        (42,953)              (65)     (124,640)
     (26,603)         (12,168)                 --              --                --            --
 -----------         --------        ------------       ---------       -----------   -----------
      79,067              341             117,674         111,481           125,280       220,847
 -----------         --------        ------------       ---------       -----------   -----------
     170,464             (321)            311,519         122,364           129,291     1,814,550
 -----------         --------        ------------       ---------       -----------   -----------

  (1,040,197)            (157)        (12,911,749)       (461,838)       (1,425,090)     (890,908)
     979,633               --                  --              --                --            --
          --               --             (23,836)             --                --            --
     189,086            5,207           6,160,333         854,520         1,556,105     4,490,892
    (284,716)              --                  --              --                --            --

          --               --                 629              --                --            --
 -----------         --------        ------------       ---------       -----------   -----------
    (156,194)           5,050          (6,774,623)        392,682           131,015     3,599,984
 -----------         --------        ------------       ---------       -----------   -----------
 $    14,270         $  4,729        $ (6,463,104)      $ 515,046       $   260,306   $ 5,414,534
 ===========         ========        ============       =========       ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MONTAG & CALDWELL                  VEREDUS SELECT
                                                                        GROWTH FUND                       GROWTH FUND
                                                             --------------------------------   -------------------------------
                                                             SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                              APRIL 30, 2009      OCTOBER 31,     APRIL 30, 2009     OCTOBER 31,
                                                               (UNAUDITED)           2008           (UNAUDITED)         2008
                                                             ----------------   --------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD ........................    $1,357,841,579    $2,018,011,931     $ 83,181,659     $ 53,999,458
                                                              --------------    --------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ..........................         5,276,794         7,359,892           13,250         (366,716)
   Net realized gain (loss) on investments ...............       (73,070,413)       32,523,865      (28,400,665)     (22,610,581)
   Net change in unrealized appreciation (depreciation)
      on investments .....................................       110,549,415      (664,627,304)      21,840,032      (20,130,969)
                                                              --------------    --------------     ------------     ------------
      Net increase (decrease) in net assets from
         operations ......................................        42,755,796      (624,743,547)      (6,547,383)     (43,108,266)
                                                              --------------    --------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ............................................        (1,824,308)       (1,193,382)              --               --
      Class I ............................................        (4,451,761)       (2,957,565)              --               --
      Class R ............................................                --            (3,674)              --               --
   Net realized gain on investments:
      Class N ............................................       (19,144,013)      (98,653,826)              --       (7,627,866)
      Class I ............................................       (23,968,862)     (164,914,941)              --         (486,367)
      Class R ............................................            (9,145)         (522,637)              --               --
                                                              --------------    --------------     ------------     ------------
         Total distributions .............................       (49,398,089)     (268,246,025)              --       (8,114,233)
                                                              --------------    --------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ............................................       485,471,179       359,177,323        5,184,262       21,160,777
      Class I ............................................       263,186,653       320,234,151        6,463,664       66,159,989
      Class R ............................................           259,047         3,226,527               --               --
   Proceeds from reinvestment of distributions:
      Class N ............................................        20,185,047        94,326,188               --        7,520,953
      Class I ............................................        25,893,503       152,386,318               --          486,367
      Class R ............................................             9,071           524,046               --               --
   Cost of shares redeemed:
      Class N ............................................      (160,922,005)     (244,529,342)      (8,106,788)     (10,945,698)
      Class I ............................................      (122,148,102)     (446,205,259)      (7,220,687)      (3,977,688)
      Class R ............................................          (144,452)       (6,320,732)              --               --
                                                              --------------    --------------     ------------     ------------
         Net increase (decrease) from capital share
            transactions .................................       511,789,941       232,819,220       (3,679,549)      80,404,700
                                                              --------------    --------------     ------------     ------------
         Total increase (decrease) in net assets .........       505,147,648      (660,170,352)     (10,226,932)      29,182,201
                                                              --------------    --------------     ------------     ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...........    $1,862,989,227    $1,357,841,579     $ 72,954,727     $ 83,181,659
                                                              ==============    ==============     ============     ============
      (A) Undistributed net investment income ............    $    2,887,892    $    3,887,167     $     13,250     $         --
                                                              ==============    ==============     ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                          OPTIMUM LARGE CAP
           GROWTH FUND                     OPPORTUNITY FUND                     VALUE FUND
--------------------------------   -------------------------------   --------------------------------
SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
 APRIL 30, 2009      OCTOBER 31,    APRIL 30, 2009     OCTOBER 31,    APRIL 30, 2009     OCTOBER 31,
   (UNAUDITED)          2008          (UNAUDITED)         2008          (UNAUDITED)         2008
----------------   -------------   ----------------   ------------   ----------------   -------------
  $188,961,200     $ 420,377,974     $ 3,690,736      $ 40,563,288     $208,391,708     $ 419,500,562
  ------------     -------------     -----------      ------------     ------------     -------------

       629,483           734,558           4,677           (13,504)       2,293,431         5,014,180
   (17,642,308)       (8,478,353)     (1,285,316)       (4,158,617)     (24,117,542)       24,041,461

    14,653,342      (103,383,285)      1,174,980        (4,452,110)       5,424,238      (150,192,000)
  ------------     -------------     -----------      ------------     ------------     -------------

    (2,359,483)     (111,127,080)       (105,659)       (8,624,231)     (16,399,873)     (121,136,359)
  ------------     -------------     -----------      ------------     ------------     -------------


      (123,518)          (19,419)             --           (26,900)        (195,148)         (913,797)
      (722,501)         (478,591)             --                --       (2,030,219)       (4,054,890)
          (469)               --              --                --               --                --

            --       (40,457,129)             --                --       (2,607,605)      (11,662,570)
            --       (59,169,640)             --                --      (24,382,406)      (26,129,365)
            --          (173,029)             --                --               --                --
  ------------     -------------     -----------      ------------     ------------     -------------
      (846,488)     (100,297,808)             --           (26,900)     (29,215,378)      (42,760,622)
  ------------     -------------     -----------      ------------     ------------     -------------


     2,285,309        11,902,983         513,681         4,077,900        3,489,477        27,856,409
       172,758           261,560              --                --               --            10,002
        18,773           363,288              --                --               --                --

       118,511        35,329,298              --            25,914        2,749,067        12,541,877
       722,100        58,833,489              --                --       26,412,625        30,184,255
           216           103,773              --                --               --                --

   (10,442,295)      (75,324,977)       (852,506)      (32,325,235)      (2,164,323)     (117,804,416)
      (858,071)      (51,257,529)             --                --               --                --
       (19,198)         (203,771)             --                --               --                --
  ------------     -------------     -----------      ------------     ------------     -------------

    (8,001,897)      (19,991,886)       (338,825)      (28,221,421)      30,486,846       (47,211,873)
  ------------     -------------     -----------      ------------     ------------     -------------
   (11,207,868)     (231,416,774)       (444,484)      (36,872,552)     (15,128,405)     (211,108,854)
  ------------     -------------     -----------      ------------     ------------     -------------
  $177,753,332     $ 188,961,200     $ 3,246,252      $  3,690,736     $193,263,303     $ 208,391,708
  ============     =============     ===========      ============     ============     =============
  $    312,035     $     529,040     $     4,677      $         --     $    267,015     $     198,951
  ============     =============     ===========      ============     ============     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds


                                                                                                      RIVER ROAD DIVIDEND
                                                                      TAMRO ALL CAP FUND              ALL CAP VALUE FUND
                                                                ------------------------------  ------------------------------
                                                                SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                                 APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009    OCTOBER 31,
                                                                   (UNAUDITED)        2008         (UNAUDITED)        2008
                                                                ----------------  ------------  ----------------  ------------
NET ASSETS AT BEGINNING OF PERIOD ............................    $ 8,562,093     $15,358,608     $ 51,648,751    $ 32,510,238
                                                                  -----------     -----------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ..............................          7,176          38,314        1,377,759       1,708,975
   Net realized gain (loss) on investments ...................     (1,434,998)       (360,343)      (8,870,281)     (4,811,635)
   Net change in unrealized appreciation (depreciation)
      on investments .........................................      1,467,886      (4,928,345)       6,653,617     (11,651,941)
                                                                  -----------     -----------     ------------    ------------
      Net increase (decrease) in net assets from operations ..         40,064      (5,250,374)        (838,905)    (14,754,601)
                                                                  -----------     -----------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................................        (38,534)         (8,963)        (764,793)     (1,335,727)
      Class I ................................................             --              --         (161,433)         (5,757)
   Return of Capital:
      Class N ................................................             --              --               --         (24,094)
      Class I ................................................             --              --               --            (104)
   Net realized gain on investments:
      Class N ................................................             --      (1,219,876)              --      (1,677,293)
      Class I ................................................             --              --               --         (10,432)
                                                                  -----------     -----------     ------------    ------------
         Total distributions .................................        (38,534)     (1,228,839)        (926,226)     (3,053,407)
                                                                  -----------     -----------     ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................................        751,088       1,073,875       42,153,610      56,532,683
      Class I ................................................             --              --       31,163,398           1,511
   Proceeds from reinvestment of distributions:
      Class N ................................................         38,230       1,188,304          735,924       2,762,921
      Class I ................................................             --              --           81,193          16,293
   Cost of shares redeemed:
      Class N ................................................       (944,331)     (2,579,481)     (10,901,792)    (22,366,887)
      Class I ................................................             --              --         (212,367)             --
                                                                  -----------     -----------     ------------    ------------
         Net increase (decrease) from capital share
            transactions .....................................       (155,013)       (317,302)      63,019,966      36,946,521
                                                                  -----------     -----------     ------------    ------------
         Total increase (decrease) in net assets .............       (153,483)     (6,796,515)      61,254,835      19,138,513
                                                                  -----------     -----------     ------------    ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...............    $ 8,408,610     $ 8,562,093     $112,903,586    $ 51,648,751
                                                                  ===========     ===========     ============    ============
   (A) Undistributed (distributions in excess of)
         net investment income (loss) ........................    $      (550)    $    30,808     $    447,572    $     (3,961)
                                                                  ===========     ===========     ============    ============

----------
(a) Montag & Caldwell Mid Cap Growth Fund commenced investment operations on November 2, 2007.

(b) Cardinal Mid Cap Value Fund commenced investment operations on November 2, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                        MONTAG & CALDWELL
                                             MID CAP                    CARDINAL MID CAP
      OPTIMUM MID CAP FUND                 GROWTH FUND                     VALUE FUND
-------------------------------  ------------------------------  ------------------------------
SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED  PERIOD ENDED  SIX MONTHS ENDED  PERIOD ENDED
 APRIL 30, 2009    OCTOBER 31,    APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009    OCTOBER 31,
   (UNAUDITED)         2008         (UNAUDITED)      2008 (a)       (UNAUDITED)      2008 (b)
----------------  -------------  ----------------  ------------  ----------------  ------------
  $602,061,413    $ 949,727,581     $1,814,569     $        --      $ 782,776       $       --
  ------------    -------------     ----------     -----------      ---------       ----------

     3,309,662        1,964,622         (3,272)        (15,118)         1,763            1,726
    (4,057,413)      10,654,411       (339,236)       (394,115)      (219,836)         (82,000)

    22,322,246     (454,980,690)       380,265        (741,965)       231,545         (375,815)
  ------------    -------------     ----------     -----------      ---------       ----------
    21,574,495     (442,361,657)        37,757      (1,151,198)        13,472         (456,089)
  ------------    -------------     ----------     -----------      ---------       ----------


    (4,132,092)              --             --              --         (8,532)              --
    (1,143,451)              --             --              --             --               --

            --               --             --              --             --               --
            --               --             --              --             --               --

    (8,736,848)     (56,429,414)            --              --             --               --
    (1,689,593)      (8,542,028)            --              --             --               --
  ------------    -------------     ----------     -----------      ---------       ----------
   (15,701,984)     (64,971,442)            --              --         (8,532)              --
  ------------    -------------     ----------     -----------      ---------       ----------


    99,066,849      382,563,505        210,325       3,025,312         10,500        1,238,874
    36,513,261       68,718,434             --              --             --               --

    12,136,985       53,046,328             --              --          1,742               --
     2,654,628        7,190,803             --              --             --               --

   (95,340,653)    (317,844,577)       (41,847)        (59,545)        (1,425)              (9)
   (19,898,254)     (34,007,562)            --              --             --               --
  ------------    -------------     ----------     -----------      ---------       ----------

    35,132,816      159,666,931        168,478       2,965,767         10,817        1,238,865
  ------------    -------------     ----------     -----------      ---------       ----------
    41,005,327     (347,666,168)       206,235       1,814,569         15,757          782,776
  ------------    -------------     ----------     -----------      ---------       ----------
  $643,066,740    $ 602,061,413     $2,020,804     $ 1,814,569      $ 798,533       $  782,776
  ============    =============     ==========     ===========      =========       ==========

  $     (1,259)   $   1,964,622     $   15,102     $    18,374      $  31,238       $   38,007
  ============    =============     ==========     ===========      =========       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                            RIVER ROAD                  VEREDUS AGGRESSIVE
                                                                        SMALL-MID CAP FUND                 GROWTH FUND
                                                                  ------------------------------  -------------------------------
                                                                  SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                                                   APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009    OCTOBER 31,
                                                                     (UNAUDITED)        2008         (UNAUDITED)         2008
                                                                  ----------------  ------------  ----------------  -------------
NET ASSETS AT BEGINNING OF PERIOD ..............................    $110,715,839    $ 17,774,666    $ 59,868,093    $ 230,745,446
                                                                    ------------    ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ................................         235,291         156,056        (212,332)      (1,408,310)
   Net realized loss on investments and foreign
      currency transactions ....................................     (13,595,907)     (5,039,800)    (23,788,669)     (23,155,591)
   Net change in unrealized appreciation (depreciation)
      on investments and translation of assets and
      liabilities denominated in foreign currency ..............      13,007,204     (20,074,564)     18,743,391      (58,256,376)
                                                                    ------------    ------------    ------------    -------------
      Net increase (decrease) in net assets from operations ....        (353,412)    (24,958,308)     (5,257,610)     (82,820,277)
                                                                    ------------    ------------    ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..................................................         (80,194)             --              --               --
      Class I ..................................................        (188,448)        (58,969)             --               --
   Net realized gain on investments:
      Class N ..................................................              --              --        (241,471)     (27,985,957)
      Class I ..................................................              --              --         (88,235)     (26,198,976)
                                                                    ------------    ------------    ------------    -------------
         Total distributions ...................................        (268,642)        (58,969)       (329,706)     (54,184,933)
                                                                    ------------    ------------    ------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..................................................      35,337,377      25,523,544       1,580,562       10,616,263
      Class I ..................................................      59,504,394     118,090,164         298,409       23,833,681
   Proceeds from reinvestment of distributions:
      Class N ..................................................          79,361              --         233,208       26,256,385
      Class I ..................................................         141,129          54,508          87,460       24,448,984
   Cost of shares redeemed:
      Class N ..................................................     (21,211,075)     (7,792,472)     (9,365,796)     (32,951,858)
      Class I ..................................................     (18,105,618)    (17,917,294)     (3,609,555)     (86,075,598)
                                                                    ------------    ------------    ------------    -------------
         Net increase (decrease) from capital share
            transactions .......................................      55,745,568     117,958,450     (10,775,712)     (33,872,143)
                                                                    ------------    ------------    ------------    -------------
         Total increase (decrease) in net assets ...............      55,123,514      92,941,173     (16,363,028)    (170,877,353)
                                                                    ------------    ------------    ------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .................    $165,839,353    $110,715,839    $ 43,505,065    $  59,868,093
                                                                    ============    ============    ============    =============
   (A) Undistributed (distributions in excess of) net
      investment income (loss) .................................    $    134,627    $    167,978    $   (212,332)   $          --
                                                                    ============    ============    ============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

             TAMRO                             RIVER ROAD                 NEPTUNE INTERNATIONAL
         SMALL CAP FUND                   SMALL CAP VALUE FUND                     FUND
--------------------------------   --------------------------------   ------------------------------
SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2009     OCTOBER 31,     APRIL 30, 2009     OCTOBER 31,     APRIL 30, 2009    OCTOBER 31,
   (UNAUDITED)         2008           (UNAUDITED)         2008          (UNAUDITED)         2008
----------------   -------------   ----------------   -------------   ----------------   -----------
 $ 398,363,783     $ 372,301,855     $274,911,304     $ 302,220,867      $8,602,575      $ 2,369,665
 -------------     -------------     ------------     -------------      ----------      -----------

       143,035         1,588,393          532,095           452,511          63,400          157,948

  (106,249,748)      (31,736,542)     (35,786,137)      (36,422,487)       (685,417)        (847,310)


    97,525,106      (127,226,809)      35,306,499       (83,796,022)        388,859       (6,126,595)
 -------------     -------------     ------------     -------------      ----------      -----------
    (8,581,607)     (157,374,958)          52,457      (119,765,998)       (233,158)      (6,815,957)
 -------------     -------------     ------------     -------------      ----------      -----------


            --                --         (130,237)          (37,949)         (1,002)              --
      (343,822)               --         (454,107)          (44,332)        (64,620)         (28,222)

            --       (10,737,284)              --        (8,476,846)             --               --
            --        (6,479,414)              --        (2,898,349)             --               --
 -------------     -------------     ------------     -------------      ----------      -----------
      (343,822)      (17,216,698)        (584,344)      (11,457,476)        (65,622)         (28,222)
 -------------     -------------     ------------     -------------      ----------      -----------


    31,968,521       109,183,845       47,644,902       102,025,124          21,020          432,275
   141,810,804       245,253,420      115,625,146       106,971,828          20,200       13,051,300

            --         9,961,962          127,352         7,800,405           1,002               --
       192,771         3,216,594          353,414         2,357,643           6,235           22,153

   (35,243,378)     (109,019,877)     (38,598,985)     (101,232,051)        (55,146)          (1,731)
   (43,019,917)      (57,942,360)     (22,811,222)      (14,009,038)         (2,984)        (426,908)
 -------------     -------------     ------------     -------------      ----------      -----------

    95,708,801       200,653,584      102,340,607       103,913,911          (9,673)      13,077,089
 -------------     -------------     ------------     -------------      ----------      -----------
    86,783,372        26,061,928      101,808,720       (27,309,563)       (308,453)       6,232,910
 -------------     -------------     ------------     -------------      ----------      -----------
 $ 485,147,155     $ 398,363,783     $376,720,024     $ 274,911,304      $8,294,122      $ 8,602,575
 =============     =============     ============     =============      ==========      ===========

 $     406,853     $     607,640     $    229,952     $     282,201      $   84,329      $    86,551
 =============     =============     ============     =============      ==========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                              BARINGS
                                                                           INTERNATIONAL                  FORTIS GLOBAL
                                                                                FUND                    REAL ESTATE FUND
                                                                 ------------------------------  ------------------------------
                                                                 SIX MONTHS ENDED  PERIOD ENDED  SIX MONTHS ENDED   YEAR ENDED
                                                                  APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009    OCTOBER 31,
                                                                    (UNAUDITED)      2008 (a)       (UNAUDITED)        2008
                                                                 ----------------  ------------  ----------------  ------------
NET ASSETS AT BEGINNING OF PERIOD .............................     $ 5,517,433    $        --     $11,187,149     $ 21,634,605
                                                                    -----------    -----------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ......................................         125,981        104,279         145,090          286,050
   Net realized gain (loss) on investments, written options
      and foreign currency transactions .......................      (2,289,061)    (2,571,858)     (5,197,373)      (3,597,918)
   Net change in unrealized appreciation (depreciation)
      on investments, written options and translation of assets
      and liabilities denominated in foreign currency .........       2,788,236     (2,339,787)      3,222,814       (8,335,563)
                                                                    -----------    -----------     -----------     ------------
      Net increase (decrease) in net assets from operations ...         625,156     (4,807,366)     (1,829,469)     (11,647,431)
                                                                    -----------    -----------     -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .................................................              --             --        (175,027)        (284,084)
      Class I .................................................          (4,815)            --              --               --
   Net realized gain on investments:
      Class N .................................................              --             --              --          (95,347)
      Class I .................................................              --             --              --               --
                                                                    -----------    -----------     -----------     ------------
         Total distributions ..................................          (4,815)            --        (175,027)        (379,431)
                                                                    -----------    -----------     -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .................................................              --             --             625        1,640,792
      Class I .................................................      12,795,540     13,102,841              --               --
   Proceeds from reinvestment of distributions:
      Class N .................................................              --             --          13,989            1,139
      Class I .................................................           2,024             --              --               --
   Cost of shares redeemed:
      Class N .................................................              --             --         (79,348)         (62,525)
      Class I .................................................      (1,751,170)    (2,778,042)             --               --
                                                                    -----------    -----------     -----------     ------------
         Net increase (decrease) from capital share
            transactions ......................................      11,046,394     10,324,799         (64,734)       1,579,406
                                                                    -----------    -----------     -----------     ------------
         Total increase (decrease) in net assets ..............      11,666,735      5,517,433      (2,069,230)     (10,447,456)
                                                                    -----------    -----------     -----------     ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ................     $17,184,168    $ 5,517,433     $ 9,117,919     $ 11,187,149
                                                                    ===========    ===========     ===========     ============
   (A) Undistributed (distributions in excess of)
      net investment income ...................................     $   121,166    $        --     $    41,237     $     71,174
                                                                    ===========    ===========     ===========     ============

----------
(a) Barings International Fund commenced investment operations on November 2, 2007.

(b)  Smart Portfolios Fund commenced investment operations on January 10, 2008.

(c) New Century Absolute Return Fund commenced investment operations on March 4, 2008.

(d) MB Enhanced Equity Income Fund commenced investment operations on January 15, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

              SMART                       NEW CENTURY                         MB
           PORTFOLIOS                   ABSOLUTE RETURN                 ENHANCED EQUITY
              FUND                          ETF FUND                      INCOME FUND
------------------------------  ------------------------------  ------------------------------
SIX MONTHS ENDED  PERIOD ENDED  SIX MONTHS ENDED  PERIOD ENDED  SIX MONTHS ENDED  PERIOD ENDED
 APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009    OCTOBER 31,
  (UNAUDITED)       2008 (b)       (UNAUDITED)      2008 (c)      (UNAUDITED)       2008 (d)
----------------  ------------  ----------------  ------------  ----------------  ------------
  $ 6,070,423     $        --      $13,747,979    $        --      $14,388,959    $        --
  -----------     -----------      -----------    -----------      -----------    -----------

      102,745          36,586           53,123         10,826          170,464        213,651

     (710,449)       (285,877)      (3,732,346)      (464,951)         (60,564)       938,753


    1,124,964        (606,612)       2,380,558     (1,598,610)         (95,630)    (4,659,571)
  -----------     -----------      -----------    -----------      -----------    -----------
      517,260        (855,903)      (1,298,665)    (2,052,735)          14,270     (3,507,167)
  -----------     -----------      -----------    -----------      -----------    -----------


     (104,762)        (37,610)        (121,220)            --         (214,230)      (210,633)
           --              --               --             --               --             --

           --              --               --             --       (1,029,769)            --
           --              --               --             --               --             --
  -----------     -----------      -----------    -----------      -----------    -----------
     (104,762)        (37,610)        (121,220)            --       (1,243,999)      (210,633)
  -----------     -----------      -----------    -----------      -----------    -----------


   19,591,116      10,231,848        8,351,437     18,396,559        3,893,062     18,939,337
           --              --               --             --               --             --

      104,762          37,578           91,693             --          849,838         80,537
           --              --               --             --               --             --

   (3,759,328)     (3,305,490)      (6,293,041)    (2,595,845)      (2,002,145)      (913,115)
           --              --               --             --               --             --
  -----------     -----------      -----------    -----------      -----------    -----------

   15,936,550       6,963,936        2,150,089     15,800,714        2,740,755     18,106,759
  -----------     -----------      -----------    -----------      -----------    -----------
   16,349,048       6,070,423          730,204     13,747,979        1,511,026     14,388,959
  -----------     -----------      -----------    -----------      -----------    -----------
  $22,419,471     $ 6,070,423      $14,478,183    $13,747,979      $15,899,985    $14,388,959
  ===========     ===========      ===========    ===========      ===========    ===========

  $    51,695     $    53,712      $    (4,684)   $    63,413      $     6,134    $    49,900
  ===========     ===========      ===========    ===========      ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                          LAKE PARTNERS
                                                                       LASSO ALTERNATIVES               FORTIS
                                                                              FUND                 REAL ESTATE FUND
                                                                       ------------------   -------------------------------
                                                                          PERIOD ENDED      SIX MONTHS ENDED    YEAR ENDED
                                                                       APRIL 30, 2009 (a)    APRIL 30, 2009     OCTOBER 31,
                                                                           (UNAUDITED)         (UNAUDITED)         2008
                                                                       ------------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD ..................................         $     --         $ 29,440,875     $ 90,668,373
                                                                             --------         ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ....................................             (321)             311,519          470,371
   Net realized gain (loss) on investments and
      foreign currency transactions ................................             (157)         (12,935,585)     (13,985,524)
   Net change in unrealized appreciation (depreciation)
      on investments and translation of assets and
      liabilities denominated in foreign currency ..................            5,207            6,160,962      (14,563,027)
                                                                             --------         ------------     ------------
      Net increase (decrease) in net assets from operations ........            4,729           (6,463,104)     (28,078,180)
                                                                             --------         ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ......................................................               --             (169,448)        (262,056)
      Class I ......................................................               --             (807,904)        (337,509)
   Net realized gain on investments:
      Class N ......................................................               --                   --      (12,004,865)
      Class I ......................................................               --                   --      (10,600,029)
                                                                             --------         ------------     ------------
         Total distributions .......................................               --             (977,352)     (23,204,459)
                                                                             --------         ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ......................................................               --              226,065        4,653,383
      Class I ......................................................          525,010                   --               --
   Proceeds from reinvestment of distributions:
      Class N ......................................................               --              163,314       12,082,216
      Class I ......................................................               --              807,903       10,937,524
   Cost of shares redeemed:
      Class N ......................................................               --           (1,168,526)     (37,617,982)
      Class I ......................................................               --             (967,056)              --
                                                                             --------         ------------     ------------
         Net increase (decrease) from capital share transactions ...          525,010             (938,300)      (9,944,859)
                                                                             --------         ------------     ------------
         Total increase (decrease) in net assets ...................          529,739           (8,378,756)     (61,227,498)
                                                                             --------         ------------     ------------
      NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...............         $529,739         $ 21,062,119     $ 29,440,875
                                                                             ========         ============     ============
      (A) Undistributed (distributions in excess of) net investment
         income (loss) .............................................         $   (321)        $    (50,688)    $    615,145
                                                                             ========         ============     ============

----------
(a) Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

       MONTAG & CALDWELL
         BALANCED FUND                     BALANCED FUND                TCH FIXED INCOME FUND
------------------------------   -------------------------------   -------------------------------
SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2009    OCTOBER 31,    APRIL 30, 2009     OCTOBER 31,    APRIL 30, 2009     OCTOBER 31,
   (UNAUDITED)        2008          (UNAUDITED)         2008          (UNAUDITED)         2008
----------------   -----------   ----------------   ------------   ----------------   ------------
   $17,504,601     $17,860,943      $17,673,382     $ 35,923,985      $68,655,177     $ 91,979,543
   -----------     -----------      -----------     ------------      -----------     ------------

       122,364         210,680          129,291          349,764        1,814,550        4,280,277

      (461,838)        120,418       (1,425,090)        (559,417)        (890,908)      (1,680,037)


       854,520      (5,028,369)       1,556,105       (6,647,417)       4,490,892       (7,551,902)
   -----------     -----------      -----------     ------------      -----------     ------------
       515,046      (4,697,271)         260,306       (6,857,070)       5,414,534       (4,951,662)
   -----------     -----------      -----------     ------------      -----------     ------------


      (133,888)       (226,864)        (142,426)        (396,405)      (1,156,579)      (2,622,635)
        (8,788)        (16,943)              --               --         (707,214)      (1,780,523)

            --              --               --       (5,993,129)              --               --
            --              --               --               --               --               --
   -----------     -----------      -----------     ------------      -----------     ------------
      (142,676)       (243,807)        (142,426)      (6,389,534)      (1,863,793)      (4,403,158)
   -----------     -----------      -----------     ------------      -----------     ------------


     1,635,493      10,014,274          443,366        1,669,881        3,802,796       12,409,629
        59,935         103,774               --               --          868,678        4,645,377

        95,913         205,276          141,495        6,366,439        1,117,460        2,489,637
         8,587          16,798               --               --          657,362        1,264,040

    (1,935,191)     (5,661,808)      (1,880,139)     (13,040,319)      (7,899,549)     (19,017,029)
       (35,520)        (93,578)              --               --       (4,156,415)     (15,761,200)
   -----------     -----------      -----------     ------------      -----------     ------------
      (170,783)      4,584,736       (1,295,278)      (5,003,999)      (5,609,668)     (13,969,546)
   -----------     -----------      -----------     ------------      -----------     ------------
       201,587        (356,342)      (1,177,398)     (18,250,603)      (2,058,927)     (23,324,366)
   -----------     -----------      -----------     ------------      -----------     ------------
   $17,706,188     $17,504,601      $16,495,984     $ 17,673,382      $66,596,250     $ 68,655,177
   ===========     ===========      ===========     ============      ===========     ============

   $  (354,281)    $  (333,969)     $   173,188     $    186,323      $   130,686     $    179,929
   ===========     ===========      ===========     ============      ===========     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS N                           APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED          YEAR         YEAR         YEAR         YEAR         YEAR
                                                     04/30/09        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   (UNAUDITED)     10/31/08     10/31/07     10/31/06     10/31/05     10/31/04
                                                   -----------     --------     --------     --------     --------    ----------
Net Asset Value, Beginning of period ............  $  18.84        $  31.51     $  25.15     $  23.35     $  21.53    $    20.74
                                                   --------        --------     --------     --------     --------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .....................      0.05(a)         0.07(a)      0.06(a)      0.07(a)      0.05(a)       0.04(a)
      Net realized and unrealized gain (loss)
         on investments .........................     (0.28)          (8.66)        6.54         1.80         1.83          0.77
                                                   --------        --------     --------     --------     --------    ----------
         Total from investment operations .......     (0.23)          (8.59)        6.60         1.87         1.88          0.81
                                                   --------        --------     --------     --------     --------    ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ......................     (0.06)          (0.05)       (0.06)       (0.07)       (0.06)        (0.02)
      Distributions from net realized gain
         on investments .........................     (0.60)          (4.03)       (0.18)          --           --            --
                                                   --------        --------     --------     --------     --------    ----------
         Total distributions ....................     (0.66)          (4.08)       (0.24)       (0.07)       (0.06)        (0.02)
                                                   --------        --------     --------     --------     --------    ----------
Net increase (decrease) in net asset value ......     (0.89)         (12.67)        6.36         1.80         1.82          0.79
                                                   --------        --------     --------     --------     --------    ----------
Net Asset Value, End of period ..................  $  17.95        $  18.84     $  31.51     $  25.15     $  23.35    $    21.53
                                                   ========        ========     ========     ========     ========    ==========
TOTAL RETURN ....................................     (1.02)%(b)     (31.13)%      26.41%        8.02%        8.72%         3.89%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........  $960,248        $602,905     $759,567     $846,100     $992,229    $1,018,935
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................      1.16%(c)        1.08%(d)     1.07%(d)     1.06%(d)     1.03%         1.02%
      After reimbursement and/or waiver of
         expenses by Adviser ....................      1.16%(c)        1.08%(d)     1.07%(d)     1.06%(d)     1.03%         1.02%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................      0.63%(c)        0.26%        0.23%        0.28%        0.20%         0.20%
      After reimbursement and/or waiver of
         expenses by Adviser ....................      0.63%(c)        0.26%        0.23%        0.28%        0.20%         0.20%
   Portfolio Turnover ...........................     16.33%(b)(e)    52.32%       69.02%       68.74%       52.16%        52.86%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS I                           APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                 ENDED          YEAR          YEAR           YEAR           YEAR          YEAR
                                                04/30/09        ENDED         ENDED          ENDED          ENDED         ENDED
                                              (UNAUDITED)     10/31/08      10/31/07       10/31/06       10/31/05      10/31/04
                                              -----------     --------     ----------     ----------     ----------    ----------
Net Asset Value, Beginning of period .......  $  18.94        $  31.61     $    25.24     $    23.44     $    21.61    $    20.84
                                              --------        --------     ----------     ----------     ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................      0.07(a)         0.13(a)        0.14(a)        0.13(a)        0.11(a)       0.10(a)
      Net realized and unrealized
         gain (loss) on investments ........     (0.29)          (8.70)          6.55           1.82           1.83          0.77
                                              --------        --------     ----------     ----------     ----------    ----------
         Total from investment operations ..     (0.22)          (8.57)          6.69           1.95           1.94          0.87
                                              --------        --------     ----------     ----------     ----------    ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income ..........     (0.11)          (0.07)         (0.14)         (0.15)         (0.11)        (0.10)
      Distributions from net realized
         gain on investments ...............     (0.60)          (4.03)         (0.18)            --             --            --
                                              --------        --------     ----------     ----------     ----------    ----------
         Total distributions ...............     (0.71)          (4.10)         (0.32)         (0.15)         (0.11)        (0.10)
                                              --------        --------     ----------     ----------     ----------    ----------
Net increase (decrease) in net
   asset value .............................     (0.93)         (12.67)          6.37           1.80           1.83          0.77
                                              --------        --------     ----------     ----------     ----------    ----------
Net Asset Value, End of period .............  $  18.01        $  18.94      $   31.61     $    25.24     $    23.44    $    21.61
                                              ========        ========     ==========     ==========     ==========    ==========
TOTAL RETURN ...............................     (0.92)%(b)     (30.96)%        26.72%          8.36%          8.99%         4.19%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ....  $902,345        $754,671     $1,254,382     $1,246,683     $1,727,848    $2,184,511
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...............      0.91%(c)        0.83%(d)       0.79%(d)       0.78%(d)       0.75%         0.74%
      After reimbursement and/or waiver of
         expenses by Adviser ...............      0.91%(c)        0.83%(d)       0.79%(d)       0.78%(d)       0.75%         0.74%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...............      0.88%(c)        0.51%          0.51%          0.56%          0.48%         0.48%
      After reimbursement and/or waiver of
         expenses by Adviser ...............      0.88%(c)        0.51%          0.51%          0.56%          0.48%         0.48%
   Portfolio Turnover ......................     16.33%(b)(e)    52.32%         69.02%         68.74%         52.16%        52.86%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL GROWTH FUND - CLASS R                           APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED         YEAR           YEAR         YEAR      YEAR       YEAR
                                                     04/30/09       ENDED          ENDED       ENDED      ENDED      ENDED
                                                   (UNAUDITED)    10/31/08       10/31/07    10/31/06   10/31/05   10/31/04
                                                   -----------    --------      ---------    --------   --------   --------
Net Asset Value, Beginning of period ............  $ 18.69        $ 31.33       $25.04       $23.23     $21.43     $20.69
                                                   -------        -------       ------       ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..............     0.03(a)          --(a)(b)     --(a)(b)   0.01(a)   (0.01)(a)  (0.01)(a)
      Net realized and unrealized gain (loss)
         on investments .........................    (0.27)         (8.58)        6.49         1.80       1.83       0.77
                                                   -------        -------       ------       ------     ------     ------
         Total from investment operations .......    (0.24)         (8.58)        6.49         1.81       1.82       0.76
                                                   -------        -------       ------       ------     ------     ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ......................       --          (0.03)       (0.02)          --      (0.02)     (0.02)
      Distributions from net realized gain
         on investments .........................    (0.60)         (4.03)       (0.18)          --         --         --
                                                   -------        -------       ------       ------     ------     ------
         Total distributions ....................    (0.60)         (4.06)       (0.20)          --      (0.02)     (0.02)
                                                   -------        -------       ------       ------     ------     ------
Net increase (decrease) in net asset value ......    (0.84)        (12.64)        6.29         1.81       1.80       0.74
                                                   -------        -------       ------       ------     ------     ------
Net Asset Value, End of period ..................  $ 17.85        $ 18.69       $31.33       $25.04     $23.23     $21.43
                                                   =======        =======       ======       ======     ======     ======
TOTAL RETURN ....................................    (1.15)%(c)    (31.28)%      26.06%        7.79%      8.50%      3.65%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........  $   396          $ 266       $4,062       $  693     $  703     $  459
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................     1.41%(d)       1.33%(e)     1.29%(e)     1.28%(e)   1.25%      1.24%
      After reimbursement and/or waiver of
         expenses by Adviser ....................     1.41%(d)       1.33%(e)     1.29%(e)     1.28%(e)   1.25%      1.24%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................     0.38%(d)       0.01%        0.01%        0.06%     (0.02)%    (0.02)%
      After reimbursement and/or waiver of
         expenses by Adviser ....................     0.38%(d)       0.01%        0.01%        0.06%     (0.02)%    (0.02)%
   Portfolio Turnover ...........................    16.33%(c)(f)   52.32%       69.02%       68.74%     52.16%     52.86%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS SELECT GROWTH FUND - CLASS N                              APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED         YEAR       YEAR       YEAR         YEAR       YEAR
                                                     04/30/09       ENDED      ENDED      ENDED        ENDED      ENDED
                                                   (UNAUDITED)    10/31/08   10/31/07   10/31/06     10/31/05   10/31/04
                                                   -----------    --------   --------   --------     --------   --------
Net Asset Value, Beginning of period ...........   $  8.69        $ 16.77    $ 13.08    $ 11.88      $ 10.31    $  9.33
                                                   -------        -------    -------    -------      -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ......................        --(a)(b)    (0.06)     (0.08)     (0.03)(a)    (0.02)     (0.06)
      Net realized and unrealized gain (loss)
         on investments ........................     (0.63)         (5.60)      3.77       1.24         1.59       1.04
                                                   -------        -------    -------    -------      -------    -------
         Total from investment operations ......     (0.63)         (5.66)      3.69       1.21         1.57       0.98
                                                   -------        -------    -------    -------      -------    -------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain
         on investments ........................        --          (2.42)        --      (0.01)          --         --
                                                   -------        -------    -------    -------      -------    -------
         Total distributions ...................        --          (2.42)        --      (0.01)          --         --
                                                   -------        -------    -------    -------      -------    -------
Net increase (decrease) in net asset value .....     (0.63)         (8.08)      3.69       1.20         1.57       0.98
                                                   -------        -------    -------    -------      -------    -------
Net Asset Value, End of period .................   $  8.06        $  8.69    $ 16.77    $ 13.08      $ 11.88    $ 10.31
                                                   =======        =======    =======    =======      =======    =======
TOTAL RETURN ...................................     (7.25)%(c)    (39.09)%    28.14%     10.22%       15.23%     10.50%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........   $31,308        $37,142    $50,783    $34,687      $13,270    $ 2,684
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................      1.44%(d)       1.34%      1.52%      1.75%        2.57%      3.82%
      After reimbursement and/or waiver of
         expenses by Adviser ...................      1.30%(d)       1.30%      1.30%      1.30%        1.30%      1.30%
   Ratios of net investment loss
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................     (0.24)%(d)     (0.55)%    (0.81)%    (0.72)%      (1.76)%    (3.17)%
      After reimbursement and/or waiver of
         expenses by Adviser ...................     (0.10)%(d)     (0.51)%    (0.59)%    (0.27)%      (0.49)%    (0.65)%
   Portfolio Turnover ..........................    200.95%(c)     387.57%    283.38%    269.88%      202.37%    308.13%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $(0.005) per share.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS SELECT GROWTH FUND - CLASS I                              APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                      SIX MONTHS
                                                                        ENDED        YEAR       YEAR        PERIOD
                                                                       04/30/09      ENDED      ENDED       ENDED
                                                                     (UNAUDITED)   10/31/08   10/31/07   10/31/06(a)
                                                                     -----------   --------   --------   -----------
Net Asset Value, Beginning of period .............................   $  8.74       $ 16.83    $ 13.08    $ 11.97
                                                                     -------       -------    -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment gain (loss) .................................      0.01(b)      (0.02)     (0.02)        --(b)(c)
      Net realized and unrealized gain (loss) on investments .....     (0.63)        (5.65)      3.77       1.11
                                                                     -------       -------    -------    -------
         Total from investment operations ........................     (0.62)        (5.67)      3.75       1.11
                                                                     -------       -------    -------    -------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on investments ........        --         (2.42)        --         --
                                                                     -------       -------    -------    -------
         Total distributions .....................................        --         (2.42)        --         --
                                                                     -------       -------    -------    -------
Net increase (decrease) in net asset value .......................     (0.62)        (8.09)      3.75       1.11
                                                                     -------       -------    -------    -------
Net Asset Value, End of period ...................................   $  8.12       $  8.74    $ 16.83    $ 13.08
                                                                     =======       =======    =======    =======
TOTAL RETURN .....................................................     (7.09)%(d)   (38.96)%    28.52%      9.27%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........................   $41,646       $46,040    $ 3,216    $ 1,015
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      1.19%(e)      1.09%      1.19%      1.43%(e)
      After reimbursement and/or waiver of expenses by Adviser ...      1.05%(e)      1.05%      0.97%      0.98%(e)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      0.01%(e)     (0.30)%    (0.48)%    (0.55)%(e)
      After reimbursement and/or waiver of expenses by Adviser ...      0.15%(e)     (0.26)%    (0.26)%    (0.10)%(e)
   Portfolio Turnover ............................................    200.95%(d)    387.57%    283.38%    269.88%

----------
(a) Veredus Select Growth Fund, Class I, commenced investment operations on September 11, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

GROWTH FUND - CLASS N                                             APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED        YEAR         YEAR          YEAR          YEAR          YEAR
                                                     04/30/09      ENDED        ENDED         ENDED         ENDED         ENDED
                                                   (UNAUDITED)   10/31/08     10/31/07      10/31/06      10/31/05      10/31/04
                                                   -----------   --------     --------      --------      --------      --------
Net Asset Value, Beginning of period ...........   $ 10.95       $ 22.49      $  22.82      $  22.66      $  21.76      $  21.14
                                                   -------       -------      --------      --------      --------      --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .............      0.03          0.02          0.05(a)         --(b)       0.05(a)      (0.05)(a)
      Net realized and unrealized gain (loss)
         on investments ........................     (0.13)        (5.93)         2.39          1.25          0.90          0.67
                                                   -------       -------      --------      --------      --------      --------
         Total from investment operations ......     (0.10)        (5.91)         2.44          1.25          0.95          0.62
                                                   -------       -------      --------      --------      --------      --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income .................     (0.02)           --         (0.03)           --         (0.05)           --
      Distributions from net realized gain on
         investments ...........................        --         (5.63)        (2.74)        (1.09)           --            --
                                                   -------       -------      --------      --------      --------      --------
         Total distributions ...................     (0.02)        (5.63)        (2.77)        (1.09)        (0.05)           --
                                                   -------       -------      --------      --------      --------      --------
Net increase (decrease) in net asset value .....     (0.12)       (11.54)        (0.33)         0.16          0.90          0.62
                                                   -------       -------      --------      --------      --------      --------
Net Asset Value, End of period .................   $ 10.83       $ 10.95      $  22.49      $  22.82      $  22.66      $  21.76
                                                   =======       =======      ========      ========      ========      ========
TOTAL RETURN ...................................     (0.88)%(c)   (33.76)%       11.85%         5.55%         4.38%         2.93%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........   $53,165       $62,674      $172,436      $446,884      $888,248      $962,036
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................      1.25%(d)      1.15%(e)      1.11%(e)      1.10%(e)      1.10%         1.09%
      After reimbursement and/or waiver of
         expenses by Adviser ...................      1.25%(d)      1.15%(e)      1.11%(e)      1.10%(e)      1.10%         1.09%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................      0.58%(d)      0.09%         0.23%         0.01%         0.21%        (0.22)%
      After reimbursement and/or waiver of
         expenses by Adviser ...................      0.58%(d)      0.09%         0.23%         0.01%         0.21%        (0.22)%
   Portfolio Turnover ..........................     18.72%(c)    122.68%        47.46%        29.07%        31.30%(f)     18.59%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of 0.01% for the year ended October 31, 2008 and less than 0.005% for the years ended October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

GROWTH FUND - CLASS I                                             APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                   ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                                                 04/30/09        ENDED        ENDED        ENDED        ENDED       ENDED
                                                (UNAUDITED)    10/31/08     10/31/07     10/31/06     10/31/05     10/31/04
                                                -----------    --------     --------     --------     --------     --------
Net Asset Value, Beginning of period .........   $  11.17      $  22.83     $  23.14     $  22.97     $  22.02     $  21.33
                                                 --------      --------     --------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................       0.04          0.06         0.11(a)      0.07         0.11(a)      0.01(a)
      Net realized and unrealized gain (loss)
         on investments ......................      (0.13)        (6.04)        2.43         1.27         0.92         0.68
                                                 --------      --------     --------     --------     --------     --------
         Total from investment operations ....      (0.09)        (5.98)        2.54         1.34         1.03         0.69
                                                 --------      --------     --------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ...................      (0.06)        (0.05)       (0.11)       (0.08)       (0.08)          --
      Distributions from net realized gain
         on investments ......................         --         (5.63)       (2.74)       (1.09)          --           --
                                                 --------      --------     --------     --------     --------     --------
         Total distributions .................      (0.06)        (5.68)       (2.85)       (1.17)       (0.08)          --
                                                 --------      --------     --------     --------     --------     --------
Net increase (decrease) in net asset value ...      (0.15)       (11.66)       (0.31)        0.17         0.95         0.69
                                                 --------      --------     --------     --------     --------     --------
Net Asset Value, End of period ...............   $  11.02      $  11.17     $  22.83     $  23.14     $  22.97     $  22.02
                                                 ========      ========     ========     ========     ========     ========
TOTAL RETURN .................................      (0.73)%(b)   (33.61)%      12.19%        5.87%        4.69%        3.23%
RATIOS/SUPPLEMENTAL DATA:
      Net Assets, End of period (in 000's) ...   $124,035      $125,727     $247,258     $459,965     $449,492     $358,377
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................       1.00%(c)      0.90%(d)     0.83%(d)     0.81%(d)     0.82%        0.82%
      After reimbursement and/or waiver of
         expenses by Adviser .................       1.00%(c)      0.90%(d)     0.83%(d)     0.81%(d)     0.82%        0.82%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................       0.83%(c)      0.34%        0.51%        0.30%        0.49%        0.05%
      After reimbursement and/or waiver of
         expenses by Adviser .................       0.83%(c)      0.34%        0.51%        0.30%        0.49%        0.05%
   Portfolio Turnover ........................      18.72%(b)    122.68%       47.46%       29.07%       31.30%(e)    18.59%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of 0.01% for the year ended October 31, 2008 and of less than 0.005% for the years ended October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

GROWTH FUND - CLASS R                                             APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED         YEAR        YEAR          YEAR        YEAR          YEAR
                                                    04/30/09       ENDED       ENDED          ENDED       ENDED         ENDED
                                                   (UNAUDITED)    10/31/08    10/31/07      10/31/06    10/31/05      10/31/04
                                                   -----------    --------    --------      --------    --------      --------
Net Asset Value, Beginning of period ............     $10.78      $ 22.28      $22.64        $22.53      $21.66        $21.09
                                                      ------      -------      ------        ------      ------        ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..............       0.02         0.04          --(a)(b)   (0.04)         --(a)(b)   (0.10)(a)
      Net realized and unrealized gain (loss)
         on investments .........................      (0.12)       (5.91)       2.38          1.24        0.90          0.67
                                                      ------      -------      ------        ------      ------        ------
         Total from investment operations .......      (0.10)       (5.87)       2.38          1.20        0.90          0.57
                                                      ------      -------      ------        ------      ------        ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income ...............      (0.01)          --          --            --       (0.03)           --
      Distributions from net realized gain
         on investments .........................         --        (5.63)      (2.74)        (1.09)         --            --
                                                      ------      -------      ------        ------      ------        ------
         Total distributions ....................      (0.01)       (5.63)      (2.74)        (1.09)      (0.03)           --
                                                      ------      -------      ------        ------      ------        ------
Net increase (decrease) in net asset value ......      (0.11)      (11.50)      (0.36)         0.11        0.87          0.57
                                                      ------      -------      ------        ------      ------        ------
Net Asset Value, End of period ..................     $10.67      $ 10.78      $22.28        $22.64      $22.53        $21.66
                                                      ======      =======      ======        ======      ======        ======
TOTAL RETURN ....................................      (0.93)%(c)  (33.93)%     11.61%         5.35%       4.16%         2.70%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........     $  554      $   560      $  684        $1,679      $1,122        $  573
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................       1.49%(d)     1.40%(e)    1.32%(e)      1.31%(e)    1.31%         1.31%
      After reimbursement and/or waiver of
         expenses by Adviser ....................       1.49%(d)     1.40%(e)    1.32%(e)      1.31%(e)    1.31%         1.31%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................       0.33%(d)    (0.16)%      0.01%        (0.20)%      0.00%        (0.44)%
      After reimbursement and/or waiver of
         expenses by Adviser ....................       0.33%(d)    (0.16)%      0.01%        (0.20)%      0.00%        (0.44)%
   Portfolio Turnover ...........................      18.72%(c)   122.68%      47.46%        29.07%      31.30%(f)     18.59%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of 0.01% for the year ended October 31, 2008 and less than 0.005% for the years ended October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND - CLASS N                      APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                         SIX MONTHS
                                                                            ENDED        YEAR        PERIOD
                                                                          04/30/09       ENDED        ENDED
                                                                        (UNAUDITED)    10/31/08    10/31/07(a)
                                                                        -----------    --------    -----------
Net Asset Value, Beginning of period ................................     $ 6.79       $ 12.56       $ 10.00
                                                                          ------       -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..................................       0.01         (0.02)        (0.01)
      Net realized and unrealized gain (loss) on investments ........      (0.06)        (5.74)         2.57
                                                                          ------       -------       -------
         Total from investment operations ...........................      (0.05)        (5.76)         2.56
                                                                          ------       -------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ......................................         --         (0.01)           --
                                                                          ------       -------       -------
         Total distributions ........................................         --         (0.01)           --
                                                                          ------       -------       -------
Net increase (decrease) in net asset value ..........................      (0.05)        (5.77)         2.56
                                                                          ------       -------       -------
Net Asset Value, End of period ......................................     $ 6.74       $  6.79       $ 12.56
                                                                          ======       =======       =======
TOTAL RETURN ........................................................      (0.74)%(b)   (45.90)%       25.60%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .............................      3,246       $ 3,691       $40,563
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .....       4.71%(c)      1.89%(d)      2.30%(c)(d)
      After reimbursement and/or waiver of expenses by Adviser ......       1.14%(c)      1.12%(d)      1.13%(c)(d)(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .....      (3.24)%(c)    (0.86)%       (1.31)%(c)
      After reimbursement and/or waiver of expenses by Adviser ......       0.33%(c)     (0.09)%       (0.14)%(c)
   Portfolio Turnover ...............................................      55.85%(b)     48.87%        76.40%(b)

----------
(a) Optimum Large Cap Opportunity Fund, Class N, commenced investment operations on December 28, 2006.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense 0.02% for the year ended October 31, 2008 and the period ended October 31, 2007, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, was implemented on May 1, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VALUE FUND - CLASS N                                              APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED           YEAR         YEAR       YEAR       YEAR        YEAR
                                                   04/30/09         ENDED        ENDED      ENDED      ENDED       ENDED
                                                 (UNAUDITED)      10/31/08     10/31/07   10/31/06    10/31/05   10/31/04
                                                 -----------      --------     --------   --------   ---------   --------
Net Asset Value, Beginning of period .........    $  9.07         $ 15.57      $  14.06   $  12.15   $ 11.05     $   9.66
                                                  -------         -------      --------   --------   -------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................       0.08            0.15          0.19       0.21      0.17(a)      0.14
      Net realized and unrealized gain (loss)
         on investments ......................      (0.80)          (5.08)         2.09       2.09      1.10         1.39
                                                  -------         -------      --------   --------   -------     --------
         Total from investment operations ....      (0.72)          (4.93)         2.28       2.30      1.27         1.53
                                                  -------         -------      --------   --------   -------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income ............      (0.08)          (0.16)        (0.20)     (0.20)    (0.17)       (0.14)
      Distributions from net realized
         gain on investments .................      (1.17)          (1.41)        (0.57)     (0.19)       --           --
                                                  -------         -------      --------   --------   -------     --------
         Total distributions .................      (1.25)          (1.57)        (0.77)     (0.39)    (0.17)       (0.14)
                                                  -------         -------      --------   --------   -------     --------
Net increase (decrease) in net asset value ...      (1.97)          (6.50)         1.51       1.91      1.10         1.39
                                                  -------         -------      --------   --------   -------     --------
Net Asset Value, End of period ...............    $  7.10         $  9.07      $  15.57   $  14.06   $ 12.15     $  11.05
                                                  =======         =======      ========   ========   =======     ========
TOTAL RETURN .................................      (7.97)%(b)     (34.85)%       16.77%     19.35%    11.48%       15.88%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ......    $19,308         $19,704      $130,476   $103,819   $95,624     $229,979
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................       1.23%(c)        1.18%(e)      1.16%      1.16%     1.16%        1.16%
      After reimbursement and/or waiver of
         expenses by Adviser .................       1.07%(c)(d)     1.02%(e)      0.94%      0.94%     0.94%        0.94%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................       2.10%(c)        1.22%         1.06%      1.37%     1.19%        1.10%
      After reimbursement and/or waiver of
         expenses by Adviser .................       2.26%(c)        1.38%         1.28%      1.59%     1.41%        1.32%
   Portfolio Turnover ........................      18.80%(b)       67.57%        28.05%     26.86%    21.84%       38.29%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) The Adviser removed the contractual expense limitation, not including interest expense or acquired fund fees and expenses, and implemented a voluntary expense limitation of 1.07% effective March 1, 2009.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VALUE FUND - CLASS I                                              APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED           YEAR          YEAR       YEAR        PERIOD
                                                   04/30/09         ENDED         ENDED      ENDED       ENDED
                                                 (UNAUDITED)      10/31/08      10/31/07   10/31/06   10/31/05(a)
                                                 -----------      --------      --------   --------   -----------
Net Asset Value, Beginning of period .........   $   9.06         $  15.57      $  14.07   $  12.16   $  12.36
                                                 --------         --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................       0.09             0.20          0.23       0.24       0.01(b)
      Net realized and unrealized gain (loss)
         on investments ......................      (0.79)           (5.10)         2.07       2.09      (0.21)
                                                 --------         --------      --------   --------   --------
         Total from investment operations ....      (0.70)           (4.90)         2.30       2.33      (0.20)
                                                 --------         --------      --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income ............      (0.09)           (0.20)        (0.23)     (0.23)        --
      Distributions from net realized
         gain on investments .................      (1.17)           (1.41)        (0.57)     (0.19)        --
                                                 --------         --------      --------   --------   --------
         Total distributions .................      (1.26)           (1.61)        (0.80)     (0.42)        --
                                                 --------         --------      --------   --------   --------
Net increase (decrease) in net asset value ...      (1.96)           (6.51)         1.50       1.91      (0.20)
                                                 --------         --------      --------   --------   --------
Net Asset Value, End of period ...............   $   7.10         $   9.06      $  15.57   $  14.07   $  12.16
                                                 ========         ========      ========   ========   ========
TOTAL RETURN .................................      (7.73)%(c)      (34.73)%       16.98%     19.64%     (1.62)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ......   $173,955         $188,688      $289,024   $247,667   $192,662
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................       0.98%(d)         0.93%(f)      0.91%      0.91%      0.91%(d)
      After reimbursement and/or waiver of
         expenses by Adviser .................       0.82%(d)(e)      0.77%(f)      0.69%      0.69%      0.69%(d)
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
        expenses by Adviser ..................       2.35%(d)         1.47%         1.31%      1.62%      0.40%(d)
      After reimbursement and/or waiver of
         expenses by Adviser .................       2.51%(d)         1.63%         1.53%      1.84%      0.62%(d)
   Portfolio Turnover ........................      18.80%(c)        67.57%        28.05%     26.86%     21.84%

----------
(a)  Value Fund, Class I, commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) The Adviser removed the contractual expense limitation, not including interest expense or acquired fund fees and expenses, and implemented a voluntary expense limitation of 0.82% effective March 1, 2009.

(f) Ratios of expense to average net assets included interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expenses is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO ALL CAP FUND - CLASS N                                      APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED         YEAR       YEAR         YEAR         YEAR       YEAR
                                                   04/30/09       ENDED      ENDED        ENDED        ENDED      ENDED
                                                 (UNAUDITED)    10/31/08   10/31/07     10/31/06     10/31/05   10/31/04
                                                 -----------    --------   --------     --------     --------   --------
Net Asset Value, Beginning of period .........     $ 8.34       $ 14.41    $ 13.91      $ 12.40       $ 11.35    $ 10.27
                                                   ------       -------    -------      -------       -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................       0.01          0.04       0.03         0.09          0.08       0.07
      Net realized and unrealized gain (loss)
         on investments ......................       0.06         (4.94)      2.13         1.53          1.05       1.08
                                                   ------       -------    -------      -------       -------    -------
         Total from investment operations ....       0.07         (4.90)      2.16         1.62          1.13       1.15
                                                   ------       -------    -------      -------       -------    -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ...................      (0.04)        (0.01)     (0.03)       (0.11)        (0.08)     (0.07)
      Distributions from net realized gain on
         investments .........................         --         (1.16)     (1.63)          --            --         --
                                                   ------       -------    -------      -------       -------    -------
         Total distributions .................      (0.04)        (1.17)     (1.66)       (0.11)        (0.08)     (0.07)
                                                   ------       -------    -------      -------       -------    -------
Net increase (decrease) in net asset value ...       0.03         (6.07)      0.50         1.51          1.05       1.08
                                                   ------       -------    -------      -------       -------    -------
Net Asset Value, End of period ...............     $ 8.37       $  8.34    $ 14.41      $ 13.91       $ 12.40    $ 11.35
                                                   ======       =======    =======      =======       =======    =======
TOTAL RETURN .................................       0.86%(a)    (36.75)%    16.98%       13.10%         9.98%     11.17%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ......     $8,409       $ 8,562    $15,359      $15,864       $21,590    $17,574
   Ratios of expenses to average net assets:
      Before reimbursement and/or
         waiver of expenses by Adviser .......       2.21%(b)      1.88%      1.74%(c)     1.54%(c)      1.54%      1.76%
      After reimbursement and/or
         waiver of expenses by Adviser .......       1.20%(b)      1.20%      1.20%(c)     1.22%(c)      1.20%      1.20%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or
         waiver of expenses by Adviser .......      (0.82)%(b)    (0.37)%    (0.30)%       0.36%         0.35%      0.00%
      After reimbursement and/or
         waiver of expenses by Adviser .......       0.19%(b)      0.31%      0.24%        0.68%         0.69%      0.56%
   Portfolio Turnover ........................      49.61%(a)     93.82%     37.87%       43.88%        36.84%     38.34%

----------
(a)  Not Annualized.

(b)  Annualized.

(c) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and 0.02% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND - CLASS N                  APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED         YEAR         YEAR       YEAR       PERIOD
                                                                      04/30/09       ENDED         ENDED      ENDED       ENDED
                                                                     (UNAUDITED)    10/31/08     10/31/07   10/31/06   10/31/05(a)
                                                                     -----------    --------     --------   --------   -----------
Net Asset Value, Beginning of period ..............................    $  8.43       $ 12.58     $ 11.81    $  9.91      $10.00
                                                                       -------       -------     -------    -------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................       0.15(b)       0.38        0.46(b)    0.42        0.13
      Short-term capital gains distributions received .............         --            --          --         --(c)       --
      Net realized and unrealized gain (loss) on investments ......      (0.98)        (3.54)       0.81       1.89       (0.10)
                                                                       -------       -------     -------    -------      ------
         Total from investment operations .........................      (0.83)        (3.16)       1.27       2.31        0.03
                                                                       -------       -------     -------    -------      ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ...      (0.10)        (0.32)      (0.37)     (0.41)      (0.12)
      Return of Capital ...........................................         --         (0.01)         --         --          --
      Distributions from net realized gain on investments .........         --         (0.66)      (0.13)        --          --
                                                                       -------       -------     -------    -------      ------
         Total distributions ......................................      (0.10)        (0.99)      (0.50)     (0.41)      (0.12)
                                                                       -------       -------     -------    -------      ------
Net increase (decrease) in net asset value ........................      (0.93)        (4.15)       0.77       1.90       (0.09)
                                                                       -------       -------     -------    -------      ------
Net Asset Value, End of period ....................................    $  7.50       $  8.43     $ 12.58    $ 11.81      $ 9.91
                                                                       =======       =======     =======    =======      ======
TOTAL RETURN ......................................................      (9.86)%(d)   (26.82)%     10.89%     23.71%       0.30%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................    $78,425       $51,504     $32,313    $15,899      $5,326
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       1.26%(e)      1.35%(f)    1.53%      2.48%       2.71%(e)
      After reimbursement and/or waiver of expenses by Adviser ....       1.26%(e)      1.30%(f)    1.30%      1.30%       1.30%(e)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       4.05%(e)      3.81%       3.48%      2.77%       2.65%(e)
      After reimbursement and/or waiver of expenses by Adviser ....       4.05%(e)      3.86%       3.71%      3.95%       4.06%(e)
   Portfolio Turnover .............................................      17.73%(d)     48.95%     114.56%     45.50%      14.37%(d)

----------
(a) River Road Dividend All Cap Value Fund, Class N, commenced investment operations on June 28, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $0.005 per share.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND - CLASS I                  APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                       ENDED          YEAR         PERIOD
                                                                      04/30/09       ENDED         ENDED
                                                                     (UNAUDITED)    10/31/08    10/31/07(a)
                                                                     -----------    --------    -----------
Net Asset Value, Beginning of period ..............................    $  8.42      $ 12.57       $ 12.94
                                                                       -------      -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................       0.15(b)      0.41          0.16(b)
      Net realized and unrealized loss on investments .............      (0.97)       (3.55)        (0.37)
                                                                       -------      -------       -------
         Total from investment operations .........................      (0.82)       (3.14)        (0.21)
                                                                       -------      -------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ....................................      (0.10)       (0.34)        (0.16)
      Return of Capital ...........................................         --        (0.01)           --
      Distributions from net realized gain on investments .........         --        (0.66)           --
                                                                       -------      -------       -------
         Total distributions ......................................      (0.10)       (1.01)        (0.16)
                                                                       -------      -------       -------
Net decrease in net asset value ...................................      (0.92)       (4.15)        (0.37)
                                                                       -------      -------       -------
Net Asset Value, End of period ....................................    $  7.50      $  8.42       $ 12.57
                                                                       =======      =======       =======
TOTAL RETURN ......................................................      (9.64)%(c)  (26.66)%       (1.58)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................    $34,478      $   144       $   197
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       1.01%(d)     1.10%(e)      1.42%(d)
      After reimbursement and/or waiver of expenses by Adviser ....       1.01%(d)     1.05%(e)      0.96%(d)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       4.30%(d)     4.06%         2.86%(d)
      After reimbursement and/or waiver of expenses by Adviser ....       4.30%(d)     4.11%         3.33%(d)
   Portfolio Turnover .............................................      17.73%(c)    48.95%       114.56%

----------
(a) River Road Dividend All Cap Value Fund, Class I, commenced investment operations on June 28, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM MID CAP FUND - CLASS N                                    APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED             YEAR         YEAR         YEAR       YEAR       YEAR
                                                   04/30/09           ENDED        ENDED        ENDED      ENDED      ENDED
                                                  (UNAUDITED)       10/31/08     10/31/07     10/31/06   10/31/05   10/31/04
                                                  -----------       --------     --------     --------   --------   --------
Net Asset Value, Beginning of period ...........    $  17.25        $  32.32     $  27.16     $  23.21   $  22.93   $  20.18
                                                    --------        --------     --------     --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .............        0.09            0.05        (0.02)       (0.02)     (0.02)     (0.08)(a)
      Net realized and unrealized gain (loss)
         on investments ........................        0.51          (12.93)        7.01         4.88       1.04       2.90
                                                    --------        --------     --------     --------   --------   --------
         Total from investment operations ......        0.60          (12.88)        6.99         4.86       1.02       2.82
                                                    --------        --------     --------     --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income .....................       (0.14)             --           --           --         --         --
      Distributions from net realized
         gain on investments ...................       (0.29)          (2.19)       (1.83)       (0.91)     (0.74)     (0.07)
                                                    --------        --------     --------     --------   --------   --------
         Total distributions ...................       (0.43)          (2.19)       (1.83)       (0.91)     (0.74)     (0.07)
                                                    --------        --------     --------     --------   --------   --------
Net increase (decrease) in net asset value .....        0.17          (15.07)        5.16         3.95       0.28       2.75
                                                    --------        --------     --------     --------   --------   --------
Net Asset Value, End of period .................    $  17.42        $  17.25     $  32.32     $  27.16   $  23.21   $  22.93
                                                    ========        ========     ========     ========   ========   ========
TOTAL RETURN ...................................        3.87%(b)      (42.50)%      27.08%       21.39%      4.43%     14.08%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........    $527,720        $508,886     $823,036     $577,891   $548,595   $385,325
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................        1.30%(c)(d)     1.16%(d)     1.15%(d)     1.16%      1.23%      1.29%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ...................        1.30%(c)(d)     1.16%(d)     1.15%(d)     1.16%      1.23%      1.29%(e)
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................        1.17%(c)        0.18%       (0.09)%      (0.09)%    (0.08)%    (0.38)%
      After reimbursement and/or waiver of
         expenses by Adviser ...................        1.17%(c)        0.18%       (0.09)%      (0.09)%    (0.08)%    (0.38)%
   Portfolio Turnover ..........................        9.79%(b)       22.58%       26.15%       30.65%     27.42%     26.64%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2009, the year ended October 31, 2008 and the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's Fee, which affects the expense ratios, changed on December 22, 2003 from a flat fee of 0.80% of average net assets to a scaled fee arrangement of 0.80% of the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the average daily net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

OPTIMUM MID CAP FUND - CLASS I                                    APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS
                                                         ENDED           YEAR         YEAR          YEAR      YEAR       PERIOD
                                                        04/30/09         ENDED        ENDED         ENDED     ENDED      ENDED
                                                      (UNAUDITED)      10/31/08     10/31/07      10/31/06  10/31/05  10/31/04(a)
                                                      -----------      --------     --------      --------  --------  -----------
Net Asset Value, Beginning of period ..............   $  17.47         $ 32.64      $  27.34      $ 23.30   $ 22.96   $ 23.61
                                                      --------         -------      --------      -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................       0.11            0.11          0.05         0.05      0.04        --(b)(c)
      Net realized and unrealized gain (loss) on
         investments ..............................       0.51          (13.09)         7.08         4.90      1.04     (0.65)
                                                      --------         -------      --------      -------   -------   -------
         Total from investment operations .........       0.62          (12.98)         7.13         4.95      1.08     (0.65)
                                                      --------         -------      --------      -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ........................      (0.20)             --            --           --        --        --
      Distributions from net realized gain on
         investment ...............................      (0.29)          (2.19)        (1.83)       (0.91)    (0.74)       --
                                                      --------         -------      --------      -------   -------   -------
         Total distributions ......................      (0.49)          (2.19)        (1.83)       (0.91)    (0.74)       --
                                                      --------         -------      --------      -------   -------   -------
Net increase (decrease) in net asset value ........       0.13          (15.17)         5.30         4.04      0.34     (0.65)
                                                      --------         -------      --------      -------   -------   -------
Net Asset Value, End of period ....................   $  17.60         $ 17.47      $  32.64      $ 27.34   $ 23.30   $ 22.96
                                                      ========         =======      ========      =======   =======   =======
TOTAL RETURN ......................................       4.05%(d)      (42.39)%       27.43%       21.76%     4.69%    (2.80)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........   $115,346         $93,176      $126,691      $81,670   $73,293   $26,202
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................       1.05%(e)(f)     0.91%(f)      0.87%(f)     0.89%     0.94%     0.98%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ......................       1.05%(e)(f)     0.91%(f)      0.87%(f)     0.89%     0.94%     0.98%(e)
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................       1.42%(e)        0.43%         0.19%        0.18%     0.21%    (0.04)%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ......................       1.42%(e)        0.43%         0.19%        0.18%     0.21%    (0.04)%(e)
   Portfolio Turnover .............................       9.79%(d)       22.58%        26.15%       30.65%    27.42%    26.64%

----------
(a) Optimum Mid Cap Fund, Class I, commenced investment operations on July 6, 2004.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2009, the year ended October 31, 2008 and the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND - CLASS N                   APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                      SIX MONTHS
                                                                        ENDED         PERIOD
                                                                       04/30/09       ENDED
                                                                     (UNAUDITED)   10/31/08(a)
                                                                     -----------   -----------
Net Asset Value, Beginning of period .............................   $ 5.85        $ 10.00
                                                                     ------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ........................................    (0.02)         (0.05)
      Net realized and unrealized gain (loss) on investments .....     0.04          (4.10)
                                                                     ------        -------
         Total from investment operations ........................     0.02          (4.15)
                                                                     ------        -------
Net increase (decrease) in net asset value .......................     0.02          (4.15)
                                                                     ------        -------
Net Asset Value, End of period ...................................   $ 5.87        $  5.85
                                                                     ======        =======
TOTAL RETURN .....................................................     0.34%(b)     (41.50)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........................   $2,021        $ 1,815
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..     6.33%(c)       5.80%(c)
      After reimbursement and/or waiver of expenses by Adviser ...     1.40%(c)       1.40%(c)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..    (5.31)%(c)     (5.07)%(c)
      After reimbursement and/or waiver of expenses by Adviser ...    (0.38)%(c)     (0.67)%(c)
   Portfolio Turnover ............................................    27.84%(b)      63.66%(b)

----------
(a) Montag & Caldwell Mid Cap Growth Fund, Class N, commenced investment operations on November 2, 2007.

(b)  Not Annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

CARDINAL MID CAP VALUE FUND - CLASS N                             APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                       SIX MONTHS
                                                                         ENDED
                                                                        04/30/09    PERIOD ENDED
                                                                      (UNAUDITED)    10/31/08(a)
                                                                      -----------   ------------
Net Asset Value, Beginning of period ..............................   $  6.23       $ 10.00
                                                                      -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................      0.01          0.01
      Net realized and unrealized gain (loss) on investments ......      0.08         (3.78)
                                                                      -------       -------
         Total from investment operations .........................      0.09         (3.77)
                                                                      -------       -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income ....................     (0.07)           --
                                                                      -------       -------
         Total distributions ......................................     (0.07)           --
                                                                      -------       -------
Net increase (decrease) in net asset value ........................      0.02         (3.77)
                                                                      -------       -------
Net Asset Value, End of period ....................................   $  6.25       $  6.23
                                                                      =======       =======
TOTAL RETURN ......................................................      1.51%(b)    (37.70)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $   799       $   783
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...     13.02%(c)     11.20%(c)
      After reimbursement and/or waiver of expenses by Adviser ....      1.40%(c)      1.40%(c)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...    (11.13)%(c)    (9.64)%(c)
      After reimbursement and/or waiver of expenses by Adviser ....      0.49%(c)      0.16%(c)
   Portfolio Turnover .............................................     38.54%(b)     50.79%(b)

----------
(a) Cardinal Mid Cap Value Fund, Class N, commenced investment operations on November 2, 2007.

(b)  Not Annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND - CLASS N                           APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                       SIX MONTHS
                                                                         ENDED        YEAR            PERIOD
                                                                        04/30/09      ENDED           ENDED
                                                                      (UNAUDITED)   10/31/08       10/31/07(a)
                                                                      -----------   --------       -----------
Net Asset Value, Beginning of period ..............................   $  7.13       $ 10.13        $ 10.00
                                                                      -------       -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................................      0.01(b)         --(b)(c)     0.01
      Net realized and unrealized gain (loss) on investments ......     (0.19)        (3.00)          0.12
                                                                      -------       -------        -------
         Total from investment operations .........................     (0.18)        (3.00)          0.13
                                                                      -------       -------        -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income ....................     (0.01)           --             --
                                                                      -------       -------        -------
         Total distribution .......................................     (0.01)           --             --
                                                                      -------       -------        -------
Net increase (decrease) in net asset value ........................     (0.19)        (3.00)          0.13
                                                                      -------       -------        -------
Net Asset Value, End of period ....................................   $  6.94       $  7.13        $ 10.13
                                                                      =======       =======        =======
TOTAL RETURN ......................................................     (2.49)%(d)   (29.62)%         1.30%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $40,337       $26,714        $10,292
   Ratios of expenses to average net assets:
      Before recoupment and/or waiver of expenses by Adviser ......      1.45%(e)      1.56%          3.18%(e)
      After recoupment and/or waiver of expenses by Adviser .......      1.50%(e)      1.50%          1.50%(e)
   Ratios of net investment income (loss) to average net assets:
      Before recoupment and/or waiver of expenses by Adviser ......      0.23%(e)     (0.08)%        (1.43)%(e)
      After recoupment and/or waiver of expenses by Adviser .......      0.18%(e)     (0.02)%         0.25%(e)
   Portfolio Turnover .............................................     19.95%(d)     54.93%         41.51%(d)

----------
(a) River Road Small-Mid Cap Fund, Class N, commenced investment operations on March 29, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND - CLASS I                           APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                       SIX MONTHS
                                                                         ENDED         YEAR         PERIOD
                                                                        04/30/09       ENDED        ENDED
                                                                      (UNAUDITED)    10/31/08    10/31/07(a)
                                                                      -----------    --------    -----------
Net Asset Value, Beginning of period ..............................   $   7.14       $ 10.13     $10.51
                                                                      --------       -------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................       0.02(b)       0.02(b)    0.01
      Net realized and unrealized loss on investments .............      (0.19)        (3.00)     (0.39)
                                                                      --------       -------     ------
         Total from investment operations .........................      (0.17)        (2.98)     (0.38)
                                                                      --------       -------     ------
   LESS DISTRIBUTIONS:
      Distributions from net investment income ....................      (0.02)        (0.01)        --
                                                                      --------       -------     ------
         Total distributions ......................................      (0.02)        (0.01)        --
                                                                      --------       -------     ------
Net decrease in net asset value ...................................      (0.19)        (2.99)     (0.38)
                                                                      --------       -------     ------
Net Asset Value, End of period ....................................   $   6.95       $  7.14     $10.13
                                                                      ========       =======     ======
TOTAL RETURN ......................................................      (2.43)%(c)   (29.49)%    (3.52)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $125,503       $84,002     $7,482
   Ratios of expenses to average net assets:
      Before recoupment and/or waiver of expenses by Adviser ......       1.20%(d)      1.31%      2.57%(d)
      After recoupment and/or waiver of expenses by Adviser .......       1.25%(d)      1.25%      1.24%(d)
   Ratios of net investment income (loss) to average net assets:
      Before recoupment and/or waiver of expenses by Adviser ......       0.48%(d)      0.17%     (0.91)%(d)
      After recoupment and/or waiver of expenses by Adviser .......       0.43%(d)      0.23%      0.42%(d)
   Portfolio Turnover .............................................      19.95%(c)     54.93%     41.51%(c)

----------
(a) River Road Small-Mid Cap Fund, Class I, commenced investment operations on June 28, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                          APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED       YEAR        YEAR         YEAR         YEAR       YEAR
                                                    04/30/09      ENDED       ENDED        ENDED        ENDED      ENDED
                                                   (UNAUDITED)  10/31/08    10/31/07     10/31/06     10/31/05   10/31/04
                                                   -----------  --------    --------     --------     --------   --------
Net Asset Value, Beginning of period ............  $  8.38      $ 22.42     $  18.44     $  18.35     $  16.26   $  15.24
                                                   -------      -------     --------     --------     --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .......................    (0.04)       (0.17)       (0.24)(a)    (0.22)(a)    (0.20)     (0.18)
      Net realized and unrealized gain (loss)
         on investments .........................    (0.56)       (8.31)        5.45         0.31         2.29       1.20
                                                   -------      -------     --------     --------     --------   --------
         Total from investment operations .......    (0.60)       (8.48)        5.21         0.09         2.09       1.02
                                                   -------      -------     --------     --------     --------   --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on
         investments ............................    (0.05)       (5.56)       (1.23)          --           --         --
                                                   -------      -------     --------     --------     --------   --------
         Total distributions ....................    (0.05)       (5.56)       (1.23)          --           --         --
                                                   -------      -------     --------     --------     --------   --------
Net increase (decrease) in net asset value ......    (0.65)      (14.04)        3.98         0.09         2.09       1.02
                                                   -------      -------     --------     --------     --------   --------
Net Asset Value, End of period ..................  $  7.73      $  8.38     $  22.42     $  18.44     $  18.35   $  16.26
                                                   =======      =======     ========     ========     ========   ========
TOTAL RETURN ....................................    (7.11)%(b)  (47.87)%      30.01%        0.49%       12.85%      6.69%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........  $31,638      $43,149     $114,803     $367,113     $549,452   $524,737
   Ratios of expenses to average net assets:
         Before reimbursement and/or waiver of
            expenses by Adviser .................     1.97%(c)     1.55%(d)     1.48%(d)     1.41%(d)     1.42%      1.43%
         After reimbursement and/or waiver of
            expenses by Adviser .................     1.49%(c)     1.49%(d)     1.48%(d)     1.41%(d)     1.42%      1.43%
   Ratios of net investment loss
      to average net assets:
         Before reimbursement and/or waiver of
            expenses by Adviser .................    (1.52)%(c)   (1.21)%      (1.27)%      (1.15)%      (1.06)%    (1.18)%
         After reimbursement and/or waiver of
            expenses by Adviser .................    (1.04)%(c)   (1.15)%      (1.27)%      (1.15)%      (1.06)%    (1.18)%
   Portfolio Turnover ...........................   128.93%(b)   166.19%      126.54%      133.21%      140.04%    118.89%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, 0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                          APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED       YEAR        YEAR         YEAR         YEAR       YEAR
                                                     04/30/09     ENDED       ENDED        ENDED        ENDED      ENDED
                                                   (UNAUDITED)  10/31/08    10/31/07     10/31/06     10/31/05   10/31/04
                                                   -----------  --------    --------     --------     --------   --------
Net Asset Value, Beginning of period ............  $  8.61      $ 22.83     $  18.71     $  18.57     $  16.40   $  15.33
                                                   -------      -------     --------     --------     --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .......................    (0.03)       (0.21)       (0.19)(a)    (0.17)(a)    (0.12)     (0.15)
      Net realized and unrealized gain (loss)
         on investments .........................    (0.57)       (8.45)        5.54         0.31         2.29       1.22
                                                   -------      -------     --------     --------     --------   --------
         Total from investment operations .......    (0.60)       (8.66)        5.35         0.14         2.17       1.07
                                                   -------      -------     --------     --------     --------   --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on
         investments ............................    (0.05)       (5.56)       (1.23)          --           --         --
                                                   -------      -------     --------     --------     --------   --------
         Total distributions ....................    (0.05)       (5.56)       (1.23)          --           --         --
                                                   -------      -------     --------     --------     --------   --------
Net increase (decrease) in net asset value ......    (0.65)      (14.22)        4.12         0.14         2.17       1.07
                                                   -------      -------     --------     --------     --------   --------
Net Asset Value, End of period ..................  $  7.96      $  8.61     $  22.83     $  18.71     $  18.57   $  16.40
                                                   =======      =======     ========     ========     ========   ========
TOTAL RETURN ....................................    (6.92)%(b)  (47.77)%      30.34%        0.75%       13.23%      6.98%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........  $11,867      $16,719     $115,942     $150,697     $156,286   $114,607
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................     1.72%(c)     1.30%(d)     1.19%(d)     1.13%(d)     1.14%      1.15%
      After reimbursement and/or waiver of
         expenses by Adviser ....................     1.24%(c)     1.24%(d)     1.19%(d)     1.13%(d)     1.14%      1.15%
   Ratios of net investment loss
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................    (1.27)%(c)   (0.96)%      (0.98)%      (0.87)%      (0.78)%    (0.90)%
      After reimbursement and/or waiver of
         expenses by Adviser ....................    (0.79)%(c)   (0.90)%      (0.98)%      (0.87)%      (0.78)%    (0.90)%
   Portfolio Turnover ...........................   128.93%(b)   166.19%      126.54%      133.21%      140.04%    118.89%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, 0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO SMALL CAP FUND - CLASS N                                    APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED          YEAR         YEAR         YEAR         YEAR         YEAR
                                                     04/30/09        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   (UNAUDITED)     10/31/08     10/31/07     10/31/06     10/31/05     10/31/04
                                                   -----------     --------     --------     --------     --------     --------
Net Asset Value, Beginning of period ............  $  13.64        $  20.99     $  19.73     $  15.63     $  15.25     $  15.75
                                                   --------        --------     --------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..............     (0.01)           0.05        (0.08)(a)    (0.07)(a)    (0.07)(a)    (0.09)
      Net realized and unrealized gain (loss)
         on investments .........................     (0.45)          (6.43)        2.48         4.17         1.45         1.62
                                                   --------        --------     --------     --------     --------     --------
         Total from investment operations .......     (0.46)          (6.38)        2.40         4.10         1.38         1.53
                                                   --------        --------     --------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized
         gain on investments ....................        --           (0.97)       (1.14)          --        (1.00)       (2.03)
                                                   --------        --------     --------     --------     --------     --------
         Total distributions ....................        --           (0.97)       (1.14)          --        (1.00)       (2.03)
                                                   --------        --------     --------     --------     --------     --------
Net increase (decrease) in net asset value ......     (0.46)          (7.35)        1.26         4.10         0.38        (0.50)
                                                   --------        --------     --------     --------     --------     --------
Net Asset Value, End of period ..................  $  13.18        $  13.64     $  20.99     $  19.73     $  15.63     $  15.25
                                                   ========        ========     ========     ========     ========     ========
TOTAL RETURN ....................................     (3.30)%(b)     (31.58)%      12.56%       26.23%        9.16%       10.17%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........  $150,360        $159,965     $235,242     $182,462     $148,950     $112,809
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser .................      1.35%(c)        1.32%        1.33%(e)     1.42%        1.41%        1.42%
      After reimbursement and/or waiver
         of expenses by Adviser .................      1.32%(c)(d)     1.30%        1.30%(e)     1.30%        1.30%        1.30%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser .................     (0.11)%(c)       0.29%       (0.42)%      (0.51)%      (0.58)%      (0.89)%
      After reimbursement and/or waiver
         of expenses by Adviser .................     (0.08)%(c)       0.31%       (0.39)%      (0.39)%      (0.47)%      (0.77)%
   Portfolio Turnover ...........................     49.85%(b)       66.65%       58.88%       58.28%       56.28%      102.56%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) The Adviser removed the contractual expense limitation of 1.30%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

(e) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TAMRO SMALL CAP FUND - CLASS I                                    APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                       ENDED         YEAR         YEAR         YEAR         PERIOD
                                                     04/30/09        ENDED        ENDED        ENDED        ENDED
                                                   (UNAUDITED)     10/31/08     10/31/07     10/31/06    10/31/05(a)
                                                   -----------     --------     --------     --------    -----------
Net Asset Value, Beginning of period ............  $  13.79        $  21.16     $  19.83     $ 15.67     $ 15.32
                                                   --------        --------     --------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..............        --            0.02        (0.02)(b)   (0.02)(b)   (0.04)(b)
      Net realized and unrealized gain (loss)
         on investments .........................     (0.45)          (6.42)        2.49        4.18        0.39
                                                   --------        --------     --------     -------     -------
         Total from investment operations .......     (0.45)          (6.40)        2.47        4.16        0.35
                                                   --------        --------     --------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain
         on investments .........................     (0.02)          (0.97)       (1.14)         --          --
                                                   --------        --------     --------     -------     -------
         Total distributions ....................     (0.02)          (0.97)       (1.14)         --          --
                                                   --------        --------     --------     -------     -------
Net increase (decrease) in net asset value ......     (0.47)          (7.37)        1.33        4.16        0.35
                                                   --------        --------     --------     -------     -------
Net Asset Value, End of period ..................  $  13.32        $  13.79     $  21.16     $ 19.83     $ 15.67
                                                   ========        ========     ========     =======     =======
TOTAL RETURN ....................................     (3.10)%(c)     (31.42)%      12.86%      26.55%       2.28%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........  $334,787        $238,399     $137,059     $63,982     $11,432
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................      1.10%(d)        1.07%        1.05%(f)    1.11%       1.16%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ....................      1.07%(d)(e)     1.05%        1.02%(f)    0.99%       1.05%(d)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................      0.14%(d)        0.54%       (0.14)%     (0.20)%     (0.39)%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ....................      0.17%(d)        0.56%       (0.11)%     (0.08)%     (0.28)%(d)
   Portfolio Turnover ...........................     49.85%(c)       66.65%       58.88%      58.28%      56.28%

----------
(a) TAMRO Small Cap Fund, Class I, commenced investment operations on January 4, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) The Adviser removed the contractual expense limitation of 1.05%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

(f) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS N                         APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED            YEAR          YEAR          YEAR        PERIOD
                                                   04/30/09          ENDED         ENDED         ENDED       ENDED
                                                 (UNAUDITED)       10/31/08      10/31/07      10/31/06   10/31/05(a)
                                                 -----------       --------      --------      --------   -----------
Net Asset Value, Beginning of period .........    $   9.30         $  14.37      $  13.46      $  10.28     $10.00
                                                  --------         --------      --------      --------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ...........        0.01             0.01(b)       0.05(b)       0.02         --(c)
      Net realized and unrealized gain (loss)
         on investments ......................       (0.31)           (4.54)         1.04          3.16       0.28
                                                  --------         --------      --------      --------     ------
         Total from investment operations ....       (0.30)           (4.53)         1.09          3.18       0.28
                                                  --------         --------      --------      --------     ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ...............       (0.01)              --         (0.05)           --         --
      Distributions from net realized gain
         on investments ......................          --            (0.54)        (0.13)           --         --
                                                  --------         --------      --------      --------     ------
         Total distributions .................       (0.01)           (0.54)        (0.18)           --         --
                                                  --------         --------      --------      --------     ------
Net increase (decrease) in net asset value ...       (0.31)           (5.07)         0.91          3.18       0.28
                                                  --------         --------      --------      --------     ------
Net Asset Value, End of period ...............    $   8.99         $   9.30      $  14.37      $  13.46     $10.28
                                                  ========         ========      ========      ========     ======
TOTAL RETURN .................................       (3.14)%(d)      (32.51)%        8.12%        30.93%      2.80%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ......    $163,506         $160,245      $237,695      $167,438     $6,299
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................        1.43%(e)         1.45%(g)      1.44%(g)      1.78%      2.86%(e)
      After reimbursement and/or waiver of
         expenses by Adviser .................        1.43%(e)(f)      1.45%(g)      1.44%(g)      1.43%      1.50%(e)
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................        0.27%(e)         0.08%         0.38%         0.25%     (1.41)%(e)
      After reimbursement and/or waiver of
         expenses by Adviser .................        0.27%(e)         0.08%         0.38%         0.60%     (0.05)%(e)
   Portfolio Turnover ........................       15.15%(d)        57.32%        74.18%        51.63%     20.82%(d)(h)

----------
(a) River Road Small Cap Value Fund Class N commenced investment operations on June 28, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d)  Not Annualized.

(e)  Annualized.

(f) The Adviser removed the contractual expense limitation of 1.50%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

(g) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2008 and the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(h) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS I                         APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED           YEAR           PERIOD
                                                   04/30/09         ENDED          ENDED
                                                 (UNAUDITED)      10/31/08      10/31/07(a)
                                                 -----------      --------      -----------
Net Asset Value, Beginning of period .........    $   9.32        $  14.37       $ 14.04
                                                  --------        --------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................        0.02            0.04(b)       0.09(b)
      Net realized and unrealized gain (loss)
         on investments ......................       (0.31)          (4.54)         0.46
                                                  --------        --------       -------
         Total from investment operations ....       (0.29)          (4.50)         0.55
                                                  --------        --------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ...............       (0.03)          (0.01)        (0.09)
      Distributions from net realized gain
         on investments ......................          --           (0.54)        (0.13)
                                                  --------        --------       -------
         Total distributions .................       (0.03)          (0.55)        (0.22)
                                                  --------        --------       -------
Net increase (decrease) in net asset value ...       (0.32)          (5.05)         0.33
                                                  --------        --------       -------
Net Asset Value, End of period ...............    $   9.00        $   9.32       $ 14.37
                                                  ========        ========       =======
TOTAL RETURN .................................       (3.05)%(c)     (32.34)%        3.91%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ......    $213,214        $114,666       $64,525
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................        1.18%(d)        1.20%(f)      1.16%(d)(f)
      After reimbursement and/or waiver of
         expenses by Adviser .................        1.18%(d)(e)     1.20%(f)      1.16%(d)(f)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................        0.52%(d)        0.33%         0.31%(d)
      After reimbursement and/or waiver of
         expenses by Adviser .................        0.52%(d)        0.33%         0.31%(d)
   Portfolio Turnover ........................       15.15%(c)       57.32%        74.18%

----------
(a) River Road Small Cap Value Fund Class I commenced investment operations on December 13, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) The Adviser removed the contractual expense limitation of 1.25%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

(f) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2008 and the period ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND - CLASS N                              APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED           PERIOD
                                                   04/30/09         ENDED
                                                 (UNAUDITED)     10/31/08(a)
                                                 -----------     -----------
Net Asset Value, Beginning of period .........      $ 5.85        $ 11.14
                                                    ------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................        0.05           0.02(b)
      Net realized and unrealized loss
         on investments ......................       (0.22)         (5.31)
                                                    ------        -------
         Total from investment operations ....       (0.17)         (5.29)
                                                    ------        -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ...............       (0.03)            --
                                                    ------        -------
         Total distributions .................       (0.03)            --
                                                    ------        -------
Net decrease in net asset value ..............       (0.20)         (5.29)
                                                    ------        -------
Net Asset Value, End of period ...............      $ 5.65        $  5.85
                                                    ======        =======
TOTAL RETURN .................................       (2.83)%(c)    (47.49)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ......      $  183        $   225
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................        2.83%(d)       3.15%(d)
      After reimbursement and/or waiver of
         expenses by Adviser .................        1.27%(d)       1.27%(d)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................       (0.14)%(d)     (1.24)%(d)
      After reimbursement and/or waiver of
         expenses by Adviser .................        1.42%(d)       0.64%(d)
   Portfolio Turnover ........................        6.73%(c)       7.39%

----------
(a) Neptune International Fund, Class N, commenced investment operations on June 18, 2008.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND - CLASS I                              APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                       SIX MONTHS
                                                                         ENDED        YEAR          PERIOD
                                                                        04/30/09      ENDED         ENDED
                                                                      (UNAUDITED)   10/31/08     10/31/07(a)
                                                                      -----------   --------     -----------
Net Asset Value, Beginning of period ..............................   $ 5.85        $ 12.24      $10.00
                                                                      ------        -------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................     0.04           0.17(b)     0.03
      Net realized and unrealized gain (loss) on investments ......    (0.19)         (6.42)       2.21
                                                                      ------        -------      ------
         Total from investment operations .........................    (0.15)         (6.25)       2.24
                                                                      ------        -------      ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ...    (0.05)         (0.14)         --
                                                                      ------        -------      ------
         Total distributions ......................................    (0.05)         (0.14)         --
                                                                      ------        -------      ------
Net increase (decrease) in net asset value ........................    (0.20)         (6.39)       2.24
                                                                      ------        -------      ------
Net Asset Value, End of period ....................................   $ 5.65        $  5.85      $12.24
                                                                      ======        =======      ======
TOTAL RETURN ......................................................    (2.60)%(c)    (51.55)%     22.30%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $8,111        $ 8,378      $2,370
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...     2.58%(d)       3.02%      11.72%(d)
      After reimbursement and/or waiver of expenses by Adviser ....     1.02%(d)       1.04%(e)    1.25%(d)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...     0.11%(d)      (0.24)%     (9.21)%(d)
      After reimbursement and/or waiver of expenses by Adviser ....     1.67%(d)       1.74%       1.26%(d)
   Portfolio Turnover .............................................     6.73%(c)       7.39%       5.14%(c)

----------
(a) Neptune International Fund, Class I, commenced investment operations on August 6, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) Effective February 11, 2008, the contractual expense limitation of 1.40% was removed and Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Fund so that the net expense ratio is no more than 1.02% for Class I Shares. This voluntary waiver became the contractual expense limitation on February 29, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND - CLASS I                              APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                       SIX MONTHS
                                                                         ENDED         PERIOD
                                                                        04/30/09       ENDED
                                                                      (UNAUDITED)   10/31/08(a)
                                                                      -----------   -----------
Net Asset Value, Beginning of period ..............................   $  5.08       $ 10.00
                                                                      -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................      0.07(b)       0.10
      Net realized and unrealized gain (loss) on investments ......      0.02         (5.02)
                                                                      -------       -------
         Total from investment operations .........................      0.09         (4.92)
                                                                      -------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ....................................     (0.01)           --
      Distributions from net realized gain on investments .........        --            --
                                                                      -------       -------
         Total distributions ......................................     (0.01)           --
                                                                      -------       -------
Net increase (decrease) in net asset value ........................      0.08         (4.92)
                                                                      -------       -------
Net Asset Value, End of period ....................................   $  5.16       $  5.08
                                                                      =======       =======
TOTAL RETURN ......................................................      1.69%(c)    (49.20)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $17,184       $ 5,517
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...      2.85%(d)      3.95%(d)(e)
      After reimbursement and/or waiver of expenses by Adviser ....      1.15%(d)      1.18%(d)(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...      1.31%(d)     (1.11)%(d)
      After reimbursement and/or waiver of expenses by Adviser ....      3.01%(d)      1.66%(d)
   Portfolio Turnover .............................................     67.83%(c)    121.99%(c)

----------
(a) Barings International Fund, Class I, commenced investment operations on November 2, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.01% for the period ended October 31, 2008, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS GLOBAL REAL ESTATE FUND - CLASS N                          APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED        YEAR        PERIOD
                                                                      04/30/09       ENDED       ENDED
                                                                     (UNAUDITED)   10/31/08   10/31/07(a)
                                                                     -----------   --------   -----------
Net Asset Value, Beginning of period .............................   $  5.27       $ 11.08    $ 10.00
                                                                     -------       -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................      0.07          0.14       0.05
      Net realized and unrealized gain (loss) on investments .....     (0.92)        (5.75)      1.03
                                                                     -------       -------    -------
         Total from investment operations ........................     (0.85)        (5.61)      1.08
                                                                     -------       -------    -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..     (0.08)        (0.15)        --
      Distributions from net realized gain on investments ........        --         (0.05)        --
                                                                     -------       -------    -------
         Total distributions .....................................     (0.08)        (0.20)        --
                                                                     -------       -------    -------
Net increase (decrease) in net asset value .......................     (0.93)        (5.81)      1.08
                                                                     -------       -------    -------
Net Asset Value, End of period ...................................   $  4.34       $  5.27    $ 11.08
                                                                     =======       =======    =======
TOTAL RETURN .....................................................    (16.16)%(b)   (51.45)%    10.80%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..........................   $ 9,118       $11,187    $21,635
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      2.84%(c)      2.26%      2.35%(c)
      After reimbursement and/or waiver of expenses by Adviser ...      1.50%(c)      1.50%      1.50%(c)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      2.01%(c)      0.87%      1.30%(c)
      After reimbursement and/or waiver of expenses by Adviser ...      3.35%(c)      1.63%      2.15%(c)
   Portfolio Turnover ............................................     59.44%(b)     88.36%     22.83%(b)

----------
(a) Fortis Global Real Estate Fund, Class N, commenced investment operations on August 3, 2007.

(b)  Not Annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

SMART PORTFOLIOS FUND - CLASS N                                   APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                         SIX MONTHS
                                                                            ENDED         PERIOD
                                                                          04/30/09        ENDED
                                                                         (UNAUDITED)   10/31/08(a)
                                                                         -----------   -----------
Net Asset Value, Beginning of period .................................     $  8.24       $ 10.00
                                                                           -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..........................................        0.05          0.07
      Net realized and unrealized loss on investments ................       (0.02)        (1.76)
                                                                           -------       -------
         Total from investment operations ............................        0.03         (1.69)
                                                                           -------       -------
   LESS DISTRIBUTIONS:
      Net investment income ..........................................       (0.10)        (0.07)
                                                                           -------       -------
         Total distributions .........................................       (0.10)        (0.07)
                                                                           -------       -------
Net decrease in net asset value ......................................       (0.07)        (1.76)
                                                                           -------       -------
Net Asset Value, End of period .......................................     $  8.17       $  8.24
                                                                           =======       =======
TOTAL RETURN .........................................................        0.40%(b)    (16.98)%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..............................     $22,419       $ 6,070
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (c) ..        1.99%(d)      5.11%(d)(e)
      After reimbursement and/or waiver of expenses by Adviser (c) ...        1.30%(d)      1.31%(d)(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ......        0.87%(d)     (2.48)%(d)(e)
      After reimbursement and/or waiver of expenses by Adviser .......        1.56%(d)      1.32%(d)(e)
   Portfolio Turnover ................................................      158.31%(b)    498.68%(b)

----------
(a) Smart Portfolios Fund, Class N, commenced investment operations on January 10, 2008.

(b)  Not Annualized.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of 0.01% for the period ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND - CLASS N                    APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                          SIX MONTHS
                                                                             ENDED          PERIOD
                                                                           04/30/09         ENDED
                                                                          (UNAUDITED)    10/31/08(a)
                                                                          -----------    -----------
Net Asset Value, Beginning of period ..................................     $  8.64        $ 10.00
                                                                            -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...........................................        0.03           0.01
      Net realized and unrealized loss on investments .................       (0.83)         (1.37)
                                                                            -------        -------
         Total from investment operations .............................       (0.80)         (1.36)
                                                                            -------        -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income .......       (0.07)            --
                                                                            -------        -------
         Total distributions ..........................................       (0.07)            --
                                                                            -------        -------
Net decrease in net asset value .......................................       (0.87)         (1.36)
                                                                            -------        -------
Net Asset Value, End of period ........................................     $  7.77        $  8.64
                                                                            =======        =======
TOTAL RETURN ..........................................................       (9.12)%(b)    (13.60)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...............................     $14,478        $13,748
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (c) ...        2.02%(d)       3.77%(d)
      After reimbursement and/or waiver of expenses by Adviser (c) ....        1.50%(d)       1.50%(d)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......        0.34%(d)      (2.02)%(d)
      After reimbursement and/or waiver of expenses by Adviser ........        0.86%(d)       0.25%(d)
   Portfolio Turnover .................................................      208.68%(b)     172.11%(b)

----------
(a) New Century Absolute Return ETF Fund, Class N, commenced investment operations on March 4, 2008.

(b)  Not Annualized.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MB ENHANCED EQUITY INCOME FUND - CLASS N                          APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                          SIX MONTHS
                                                                             ENDED         PERIOD
                                                                           04/30/09         ENDED
                                                                          (UNAUDITED)    10/31/08(a)
                                                                          -----------    -----------
Net Asset Value, Beginning of period ..................................     $  8.09        $ 10.00
                                                                            -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...........................................        0.07           0.14
      Net realized and unrealized loss on investments .................       (0.17)         (1.91)
                                                                            -------        -------
         Total from investment operations .............................       (0.10)         (1.77)
                                                                            -------        -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ........................................       (0.10)         (0.14)
      Distributions from net realized gain on investments .............       (0.52)            --
                                                                            -------        -------
         Total distributions ..........................................       (0.62)         (0.14)
                                                                            -------        -------
Net decrease in net asset value .......................................       (0.72)         (1.91)
                                                                            -------        -------
Net Asset Value, End of period ........................................     $  7.37        $  8.09
                                                                            =======        =======
TOTAL RETURN ..........................................................       (0.66)%(b)    (17.91)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...............................     $15,900        $14,389
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......        2.17%(c)       2.38%(c)
      After reimbursement and/or waiver of expenses by Adviser ........        1.10%(c)       1.10%(c)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......        1.30%(c)       0.86%(c)
      After reimbursement and/or waiver of expenses by Adviser ........        2.37%(c)       2.14%(c)
   Portfolio Turnover .................................................       22.35%(b)      23.68%(b)

----------
(a) MB Enhanced Equity Income Fund, Class N, commenced investment operations on January 15, 2008.

(b)  Not Annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

LAKE PARTNERS LASSO ALTERNATIVES FUND -- CLASS I                  APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                                                PERIOD
                                                                                ENDED
                                                                             04/30/09(a)
                                                                             (UNAUDITED)
                                                                             -----------
Net Asset Value, Beginning of period .....................................     $ 10.00
                                                                               -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ................................................       (0.01)
      Net realized and unrealized gain on investments ....................        0.16
                                                                               -------
         Total from investment operations ................................        0.15
                                                                               -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ...........................................          --
                                                                               -------
         Total distributions .............................................          --
                                                                               -------
Net increase in net asset value ..........................................        0.15
                                                                               -------
Net Asset Value, End of period ...........................................     $ 10.15
                                                                               =======
TOTAL RETURN .............................................................        1.50%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..................................     $   530
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (c) ......       50.67%(d)
      After reimbursement and/or waiver of expenses by Adviser (c) .......        1.35%(d)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..........      (50.59)%(d)
      After reimbursement and/or waiver of expenses by Adviser ...........       (1.27)%(d)
   Portfolio Turnover ....................................................        3.52%(b)

----------
(a) Lake Partners LASSO Alternatives Fund, Class I commenced investment operations on April 1, 2009.

(b)  Not Annualized.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS REAL ESTATE FUND - CLASS N                                 APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED         YEAR         YEAR        YEAR         YEAR      YEAR
                                                    04/30/09       ENDED        ENDED       ENDED        ENDED      ENDED
                                                   (UNAUDITED)    10/31/08     10/31/07    10/31/06    10/31/05   10/31/04
                                                   -----------    --------     --------    --------    --------   --------
Net Asset Value, Beginning of period ............    $  6.08       $ 15.59     $ 19.99     $ 16.23     $ 14.56    $ 11.52
                                                     -------       -------     -------     -------     -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .....................       0.06(a)       0.07(a)     0.30(a)     0.32(a)     0.46(a)    0.44
      Net realized and unrealized gain (loss)
         on investments .........................      (1.35)        (5.50)      (0.40)       5.42        2.10       3.02
                                                     -------       -------     -------     -------     -------    -------
         Total from investment operations .......      (1.29)        (5.43)      (0.10)       5.74        2.56       3.46
                                                     -------       -------     -------     -------     -------    -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income ...............      (0.18)        (0.09)      (0.05)      (0.13)      (0.26)     (0.30)
      Distributions from net realized
         gain on investments ....................         --         (3.99)      (4.25)      (1.85)      (0.63)     (0.12)
                                                     -------       -------     -------     -------     -------    -------
         Total distributions ....................      (0.18)        (4.08)      (4.30)      (1.98)      (0.89)     (0.42)
                                                     -------       -------     -------     -------     -------    -------
Net increase (decrease) in net asset value ......      (1.47)        (9.51)      (4.40)       3.76        1.67       3.04
                                                     -------       -------     -------     -------     -------    -------
Net Asset Value, End of period ..................    $  4.61       $  6.08     $ 15.59     $ 19.99     $ 16.23    $ 14.56
                                                     =======       =======     =======     =======     =======    =======
TOTAL RETURN ....................................     (21.26)%(b)   (43.76)%     (1.41)%     39.19%      18.06%     30.73%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........    $ 3,567       $ 6,030     $49,123     $72,506     $54,851    $72,451
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................       2.02%(c)      1.57%(d)    1.46%(d)    1.46%(d)    1.45%      1.46%
      After reimbursement and/or waiver of
         expenses by Adviser ....................       1.37%(c)      1.37%(d)    1.37%(d)    1.37%(d)    1.37%      1.37%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ....................       2.24%(c)      0.49%       1.73%       1.77%       2.91%      3.50%
      After reimbursement and/or waiver of
         expenses by Adviser ....................       2.89%(c)      0.69%       1.82%       1.86%       2.99%      3.59%
   Portfolio Turnover ...........................      72.43%(b)     85.08%      88.75%      83.15%      43.14%     24.28%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

FORTIS REAL ESTATE FUND - CLASS I                                 APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                           SIX MONTHS
                                                              ENDED         YEAR        YEAR         YEAR        PERIOD
                                                            04/30/09        ENDED       ENDED        ENDED        ENDED
                                                           (UNAUDITED)    10/31/08    10/31/07     10/31/06    10/31/05(a)
                                                           -----------    --------    --------     --------    -----------
Net Asset Value, Beginning of period ....................    $  6.08      $ 15.62      $ 20.00     $ 16.23       $ 16.64
                                                             -------      -------      -------     -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .............................       0.07(b)      0.09(b)      0.34(b)     0.36(b)       0.10(b)
      Net realized and unrealized gain (loss)
         on investments .................................      (1.35)       (5.51)       (0.40)       5.42         (0.51)
                                                             -------      -------      -------     -------       -------
         Total from investment operations ...............      (1.28)       (5.42)       (0.06)       5.78         (0.41)
                                                             -------      -------      -------     -------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..............................      (0.22)       (0.13)       (0.07)      (0.16)           --
      Distributions from net realized gain on
         investments ....................................         --        (3.99)       (4.25)      (1.85)           --
                                                             -------      -------      -------     -------       -------
         Total distributions ............................      (0.22)       (4.12)       (4.32)      (2.01)           --
                                                             -------      -------      -------     -------       -------
Net increase (decrease) in net asset value ..............      (1.50)       (9.54)       (4.38)       3.77         (0.41)
                                                             -------      -------      -------     -------       -------
Net Asset Value, End of period ..........................    $  4.58         6.08      $ 15.62     $ 20.00       $ 16.23
                                                             =======      =======      =======     =======       =======
TOTAL RETURN ............................................     (21.23)%(c)  (43.58)%      (1.18)%     39.54%        (2.46)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .................    $17,495      $23,411      $41,545     $46,025       $32,711
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ............................       1.77%(d)     1.32%(e)     1.20%(e)    1.21%(e)      1.32%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ............................       1.12%(d)     1.12%(e)     1.11%(e)    1.12%(e)      1.11%(d)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ............................       2.49%(d)     0.74%        1.99%       2.02%         5.11%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ............................       3.14%(d)     0.94%        2.08%       2.11%         5.32%(d)
   Portfolio Turnover ...................................      72.43%(c)    85.08%       88.75%      83.15%        43.14%

----------
(a) Fortis Real Estate Fund, Class I, commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND - CLASS N                         APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                        ENDED        YEAR       YEAR        YEAR         YEAR        YEAR
                                                      04/30/09       ENDED      ENDED       ENDED        ENDED       ENDED
                                                     (UNAUDITED)   10/31/08   10/31/07    10/31/06     10/31/05    10/31/04
                                                     -----------   --------   --------    --------     --------    --------
Net Asset Value, Beginning of period ..............    $ 15.61      $ 19.98   $ 17.21      $ 16.41      $ 15.81     $ 15.57
                                                       -------      -------   -------      -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................       0.11(a)      0.29      0.19(a)      0.18(a)      0.17(a)     0.19(a)
      Net realized and unrealized gain (loss)
         on investments ...........................       0.39        (4.42)     2.82         0.87         0.67        0.30
                                                       -------      -------   -------      -------      -------     -------
         Total from investment operations .........       0.50        (4.13)     3.01         1.05         0.84        0.49
                                                       -------      -------   -------      -------      -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income .................      (0.13)       (0.24)    (0.24)       (0.25)       (0.24)      (0.25)
                                                       -------      -------   -------      -------      -------     -------
         Total distributions ......................      (0.13)       (0.24)    (0.24)       (0.25)       (0.24)      (0.25)
                                                       -------      -------   -------      -------      -------     -------
Net increase (decrease) in net asset value ........       0.37        (4.37)     2.77         0.80         0.60        0.24
                                                       -------      -------   -------      -------      -------     -------
Net Asset Value, End of period ....................    $ 15.98      $ 15.61   $ 19.98      $ 17.21      $ 16.41     $ 15.81
                                                       =======      =======   =======      =======      =======     =======
TOTAL RETURN ......................................       3.25%(b)   (20.87)%   17.63%        6.56%        5.27%       3.15%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........    $16,690      $16,586   $16,703      $23,355      $48,759     $93,935
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...................       1.86%(c)     1.74%     1.72%(d)     1.33%(d)     1.16%       1.13%
      After reimbursement and/or waiver
         of expenses by Adviser ...................       1.35%(c)     1.35%     1.36%(d)     1.33%(d)     1.16%       1.13%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...................       0.94%(c)     0.74%     0.71%        1.07%        1.04%       1.18%
      After reimbursement and/or waiver
         of expenses by Adviser ...................       1.45%(c)     1.13%     1.07%        1.07%        1.04%       1.18%
   Portfolio Turnover .............................      16.47%(b)    43.65%    36.25%       33.70%       33.43%      35.90%

----------
(a) The selected per share data was calculated using the weighed average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND - CLASS I                         APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED        YEAR       YEAR        YEAR        YEAR        YEAR
                                                     04/30/09      ENDED      ENDED       ENDED       ENDED       ENDED
                                                   (UNAUDITED)   10/31/08   10/31/07    10/31/06    10/31/05    10/31/04
                                                   -----------   --------   --------    --------    --------    --------
Net Asset Value, Beginning of period ...........    $15.57       $ 19.94    $17.19      $16.39      $ 15.81     $ 15.57
                                                    ------       -------    ------      ------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................      0.13(a)       0.27      0.24(a)     0.22(a)      0.21(a)     0.23(a)
      Net realized and unrealized gain (loss)
         on investments ........................      0.40         (4.35)     2.80        0.88         0.66        0.30
                                                    ------       -------    ------      ------      -------     -------
         Total from investment operations ......      0.53         (4.08)     3.04        1.10         0.87        0.53
                                                    ------       -------    ------      ------      -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income .................     (0.15)        (0.29)    (0.29)      (0.30)       (0.29)      (0.29)
                                                    ------       -------    ------      ------      -------     -------
         Total distributions ...................     (0.15)        (0.29)    (0.29)      (0.30)       (0.29)      (0.29)
                                                    ------       -------    ------      ------      -------     -------
Net increase (decrease) in net asset value .....      0.38         (4.37)     2.75        0.80         0.58        0.24
                                                    ------       -------    ------      ------      -------     -------
Net Asset Value, End of period .................    $15.95       $ 15.57    $19.94      $17.19      $ 16.39     $ 15.81
                                                    ======       =======    ======      ======      =======     =======
TOTAL RETURN ...................................      3.39%(b)    (20.71)%   17.87%       6.80%        5.50%       3.41%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........    $1,016       $   919    $1,158      $7,640      $19,609     $79,936
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................      1.61%(c)      1.49%     1.44%(d)    1.07%(d)     0.91%       0.87%
      After reimbursement and/or waiver of
         expenses by Adviser ...................      1.10%(c)      1.10%     1.08%(d)    1.07%(d)     0.91%       0.87%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................      1.19%(c)      0.99%     0.99%       1.33%        1.29%       1.44%
      After reimbursement and/or waiver of
         expenses by Adviser ...................      1.70%(c)      1.38%     1.35%       1.33%        1.29%       1.44%
   Portfolio Turnover ..........................     16.47%(b)     43.65%    36.25%      33.70%       33.43%      35.90%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.01% for the six months ended April 30, 2009, the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

BALANCED FUND - CLASS N                                           APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED        YEAR         YEAR         YEAR         YEAR       YEAR
                                                     04/30/09      ENDED        ENDED        ENDED        ENDED      ENDED
                                                   (UNAUDITED)   10/31/08     10/31/07     10/31/06     10/31/05   10/31/04
                                                   -----------   --------     --------     --------     --------   --------
Net Asset Value, Beginning of period ...........   $  4.83       $  7.97      $ 10.65      $ 10.84      $  11.32   $  11.07
                                                   -------       -------      -------      -------      --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................      0.04          0.08         0.12         0.12          0.16       0.14
      Net realized and unrealized gain (loss)
         on investments ........................      0.06         (1.73)        0.69         0.45          0.20       0.27
                                                   -------       -------      -------      -------      --------   --------
         Total from investment operations ......      0.10         (1.65)        0.81         0.57          0.36       0.41
                                                   -------       -------      -------      -------      --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income .................        --         (0.09)       (0.14)       (0.17)        (0.19)     (0.16)
      Distributions from net realized
         gain on investments ...................     (0.04)        (1.40)       (3.35)       (0.59)        (0.65)        --
                                                   -------       -------      -------      -------      --------   --------
         Total distributions ...................     (0.04)        (1.49)       (3.49)       (0.76)        (0.84)     (0.16)
                                                   -------       -------      -------      -------      --------   --------
Net increase (decrease) in net asset value .....      0.06         (3.14)       (2.68)       (0.19)        (0.48)      0.25
                                                   -------       -------      -------      -------      --------   --------
Net Asset Value, End of period .................   $  4.89       $  4.83      $  7.97      $ 10.65      $  10.84   $  11.32
                                                   =======       =======      =======      =======      ========   ========
TOTAL RETURN ...................................      1.94%(a)    (24.76)%      10.47%        5.33%         3.20%      3.73%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........   $16,496       $17,673      $35,924      $60,831      $173,051   $230,244
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ................      1.56%(b)      1.50%(c)     1.31%(c)     1.14%(c)      1.09%      1.07%
      After reimbursement and/or waiver
         of expenses by Adviser ................      1.56%(b)      1.50%(c)     1.31%(c)     1.14%(c)      1.09%      1.07%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ................      1.61%(b)      1.33%        1.48%        1.38%         1.53%      1.20%
      After reimbursement and/or waiver
         of expenses by Adviser ................      1.61%(b)      1.33%        1.48%        1.38%         1.53%      1.20%
   Portfolio Turnover ..........................     21.63%(a)    106.18%       60.93%       36.66%        28.76%     28.32%

----------
(a)  Not Annualized.

(b)  Annualized.

(c) Ratios of expenses to average net assets include interest expense of 0.01% for the year ended October 31, 2008, less than 0.005% for the years ended October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND - CLASS N                                   APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED        YEAR       YEAR            YEAR         YEAR         YEAR
                                                     04/30/09      ENDED      ENDED           ENDED        ENDED        ENDED
                                                   (UNAUDITED)   10/31/08   10/31/07        10/31/06     10/31/05     10/31/04
                                                   -----------   --------   --------        --------     --------     --------
Net Asset Value, Beginning of period ...........   $  8.60       $  9.73    $  9.62         $  9.69      $  10.13     $  10.07
                                                   -------       -------    -------         -------      --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................      0.24          0.47       0.48(a)         0.45(a)       0.42(a)      0.43
      Net realized and unrealized gain (loss)
         on investments ........................      0.45         (1.10)      0.14           (0.04)        (0.38)        0.13
                                                   -------       -------    -------         -------      --------     --------
         Total from investment operations ......      0.69         (0.63)      0.62            0.41          0.04         0.56
                                                   -------       -------    -------         -------      --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
         of net investment income ..............     (0.24)        (0.50)     (0.51)          (0.48)        (0.48)       (0.50)
                                                   -------       -------    -------         -------      --------     --------
         Total distributions ...................     (0.24)        (0.50)     (0.51)          (0.48)        (0.48)       (0.50)
                                                   -------       -------    -------         -------      --------     --------
Net increase (decrease) in net asset value .....      0.45         (1.13)      0.11           (0.07)        (0.44)        0.06
                                                   -------       -------    -------         -------      --------     --------
Net Asset Value, End of period .................   $  9.05       $  8.60    $  9.73         $  9.62      $   9.69     $  10.13
                                                   =======       =======    =======         =======      ========     ========
TOTAL RETURN ...................................      8.09%(b)     (6.89)%     6.56%           4.42%         0.40%        5.66%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........   $42,008       $42,765    $52,662         $77,096      $138,807     $154,079
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................      1.11%(c)      1.06%      1.04%(d)        0.96%(d)      0.95%        0.92%
      After reimbursement and/or waiver of
         expenses by Adviser ...................      0.74%(c)      0.65%      0.73%(d)(e)     0.75%(d)      0.74%        0.74%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...................      4.86%(c)      4.59%      4.63%           4.45%         3.98%        4.08%
      After reimbursement and/or waiver of
         expenses by Adviser ...................      5.23%(c)      5.00%      4.94%           4.66%         4.19%        4.26%
   Portfolio Turnover ..........................     27.61%(b)     78.39%     71.61%          71.19%        41.33%       46.80%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio was changed from 0.74% to 0.64% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser's expense reimbursement level changed from 0.64% to 0.74%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

TCH FIXED INCOME FUND - CLASS I                                   APRIL 30, 2009

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED        YEAR       YEAR            YEAR         YEAR        YEAR
                                                     04/30/09      ENDED      ENDED           ENDED        ENDED       ENDED
                                                   (UNAUDITED)   10/31/08   10/31/07        10/31/06     10/31/05    10/31/04
                                                   -----------   --------   --------        --------     --------    --------
Net Asset Value, Beginning of period ...........   $  8.60       $  9.73    $  9.62         $  9.69      $ 10.13     $  10.07
                                                   -------       -------    -------         -------      -------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................      0.25          0.48       0.51(a)         0.47(a)      0.44(a)      0.45
      Net realized and unrealized gain (loss)
         on investments ........................      0.45         (1.09)      0.13           (0.03)       (0.37)        0.13
                                                   -------       -------    -------         -------      -------     --------
         Total from investment operations ......      0.70         (0.61)      0.64            0.44         0.07         0.58
                                                   -------       -------    -------         -------      -------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income .....................     (0.25)        (0.52)     (0.53)          (0.51)       (0.51)       (0.52)
                                                   -------       -------    -------         -------      -------     --------
         Total distributions ...................     (0.25)        (0.52)     (0.53)          (0.51)       (0.51)       (0.52)
                                                   -------       -------    -------         -------      -------     --------
Net increase (decrease) in net asset value .....      0.45         (1.13)      0.11           (0.07)       (0.44)        0.06
                                                   -------       -------    -------         -------      -------     --------
Net Asset Value, End of period .................   $  9.05       $  8.60    $  9.73         $  9.62      $  9.69     $  10.13
                                                   =======       =======    =======         =======      =======     ========
TOTAL RETURN ...................................      8.22%(b)     (6.65)%     6.84%           4.68%        0.65%        5.93%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........   $24,588       $25,891    $39,318         $43,148      $72,876     $278,712
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ................      0.86%(c)      0.81%      0.78%(d)        0.71%(d)     0.70%        0.67%
      After reimbursement and/or waiver
         of expenses by Adviser ................      0.49%(c)      0.40%      0.47%(d)(e)     0.50%(d)     0.49%        0.49%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ................      5.11%(c)      4.84%      4.89%           4.70%        4.23%        4.34%
      After reimbursement and/or waiver
         of expenses by Adviser ................      5.48%(c)      5.25%      5.20%           4.91%        4.44%        4.52%
   Portfolio Turnover ..........................     27.61%(b)     78.39%     71.61%          71.19%       41.33%       46.80%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser's expense reimbursement level changed from 0.39% to 0.49%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE (A) FUND ORGANIZATION: The Aston Funds (the "Trust") (formerly known as ABN AMRO Funds) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company with 30 separate portfolios established by the Board of Trustees as of April 30, 2009.

Aston Asset Management LLC ("Aston"), the investment adviser to each Fund included in these financial statements and the administrator to all of the Funds, manages each Fund by retaining one or more Sub-Advisers to manage each Fund. The following 25 portfolios of the Trust are included in these financial statements:

Aston/Montag & Caldwell Growth Fund (the "M&C Growth Fund")
Aston/Veredus Select Growth Fund (the "Veredus Select Growth Fund")
Aston Growth Fund, formerly known as Aston/ABN AMRO Growth Fund
(the "Growth Fund")
Aston/Optimum Large Cap Opportunity Fund
(the "Optimum Large Cap Opportunity Fund")
Aston Value Fund (the "Value Fund")
Aston/TAMRO All Cap Fund, formerly known as Aston/TAMRO Large
Cap Value Fund (the "TAMRO All Cap Fund")
Aston/River Road Dividend All Cap Value Fund, formerly known as
Aston/River Road Dynamic Equity Income Fund
(the "River Road Dividend All Cap Value Fund")
Aston/Optimum Mid Cap Fund (the "Optimum Mid Cap Fund")
Aston/Montag & Caldwell Mid Cap Growth Fund
(the "M&C Mid Cap Growth Fund")
Aston/Cardinal Mid Cap Value Fund (the "Cardinal Mid Cap Value Fund") Aston/River Road Small-Mid Cap Fund
(the "River Road Small-Mid Cap Fund")
Aston/Veredus Aggressive Growth Fund
(the "Veredus Aggressive Growth Fund")
Aston/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund")
Aston/River Road Small Cap Value Fund
(the "River Road Small Cap Value Fund")
Aston/Neptune International Fund
(the "Neptune International Fund")
Aston/Barings International Fund (the "Barings International Fund") Aston/Fortis Global Real Estate Fund, formerly known as Aston/ABN
AMRO Global Real Estate Fund (the "Fortis Global Real Estate Fund") Aston/Smart Portfolios Fund, formerly known as Aston/Smart Allocation
ETF Fund, (the "Smart Portfolios Fund")
Aston/New Century Absolute Return ETF Fund (the "New Century
Absolute Return ETF Fund")
Aston/MB Enhanced Equity Income Fund (the "MB Enhanced Equity Income Fund") Aston/Lake Partners LASSO Alternatives Fund (the "Lake Partners
LASSO Alternatives Fund")
Aston/Fortis Real Estate Fund, formerly known as Aston/ABN AMRO
Real Estate Fund (the "Fortis Real Estate Fund")
Aston/ Montag & Caldwell Balanced Fund (the "M&C Balanced Fund")
Aston Balanced Fund (the "Balanced Fund")
Aston/TCH Fixed Income Fund (the "TCH Fixed Income Fund")

Aston/ClariVest Mid Cap Growth Fund and Aston/SGA International Small-Mid Cap Fund were terminated and liquidated on January 29, 2009.

M&C Growth Fund and Growth Fund are authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). Veredus Select Growth Fund, Value Fund, River Road Dividend All Cap Value Fund, Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, Fortis Real Estate Fund, M&C Balanced Fund, Balanced Fund and TCH Fixed Income Fund are each authorized to issue two classes of shares (Class N Shares and Class I Shares). Optimum Large Cap Opportunity Fund, TAMRO All Cap Fund, M&C Mid Cap Growth Fund, Cardinal Mid Cap Value Fund, Fortis Global Real Estate Fund, Smart Portfolios Fund, New Century Absolute Return ETF Fund, MB Enhanced Equity Income Fund and Lake Partners LASSO Alternatives Fund are each authorized to issue one class of shares (Class I Shares for Lake Partners LASSO Alternatives Fund, Class N Shares for all others). Currently Barings International Fund offers only Class I Shares and Balanced Fund offers only Class N Shares. Each class of shares is substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees. River Road Small Cap Value Fund is closed to new investors until further notice.

The investment objectives of the Funds are as follows:

M&C GROWTH FUND         Long-term capital appreciation and, secondarily,
                        current income, by investing primarily in common
                        stocks and convertible securities.

VEREDUS SELECT          Capital appreciation.
   GROWTH FUND

GROWTH FUND             Long-term total return through a combination of
                        capital appreciation and current income by
                        investing primarily in a combination of stocks
                        and bonds.

OPTIMUM LARGE CAP       Long-term capital appreciation.
   OPPORTUNITY FUND

VALUE FUND              Total return through long-term capital
                        appreciation and current income.

TAMRO ALL CAP FUND      Long-term capital appreciation.

RIVER ROAD DIVIDEND     High current income and, secondarily, long-term
   ALL CAP VALUE FUND   capital appreciation.

OPTIMUM MID CAP         Long-term total return through capital
   FUND                 appreciation by investing primarily in common and
                        preferred stocks and convertible securities.

M&C MID CAP             Long-term capital appreciation and secondarily,
   GROWTH FUND          current income, by investing primarily in common
                        stocks and convertible securities.

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

CARDINAL MID CAP        High level of total return.
   VALUE FUND

RIVER ROAD SMALL-MID    Long-term capital appreciation.
   CAP FUND

VEREDUS AGGRESSIVE      Capital appreciation.
   GROWTH FUND

TAMRO SMALL CAP         Long-term capital appreciation.
   FUND

RIVER ROAD SMALL        Long-term capital appreciation.
   CAP VALUE FUND

NEPTUNE                 Long-term capital appreciation.
   INTERNATIONAL FUND

BARINGS                 Total return.
   INTERNATIONAL FUND

FORTIS GLOBAL           Total return through a combination of growth and
   REAL ESTATE FUND     income.

SMART PORTFOLIOS        Long-term capital appreciation.
   FUND

NEW CENTURY             Positive total return.
   ABSOLUTE RETURN
   ETF FUND

MB ENHANCED EQUITY      Total return through a combination of a high level
   INCOME FUND          of current income and capital appreciation.

LAKE PARTNERS LASSO     Long term total return with reduced correlation
   ALTERNATIVES FUND    to the conventional stock and bond markets.

FORTIS REAL ESTATE      Total return through a combination of growth and
   FUND                 income.

M&C BALANCED FUND       Long-term total return.

BALANCED FUND           Growth of capital with current income by investing
                        in a combination of equity and fixed income
                        securities.

TCH FIXED INCOME        High current income consistent with prudent risk
   FUND                 of capital.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with US generally accepted accounting principles.

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur.

Certain Funds invest in exchange traded funds ("ETFs"), which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee licensing and marketing, as well as their share of the Fund's fees and expenses.

Certain Funds invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund's fees and expenses.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Trust has adopted SFAS 157 as of November 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of April 30, 2009 is as follows:

                                                                             Level 2        Level 3
                                              Total           Level 1      Significant   Significant
                                            Value at          Quoted       Observable    Unobservable
FUNDS                                       04/30/09           Price          Input         Input
-----                                    --------------   --------------   -----------   ------------
M&C GROWTH FUND
   Investments in Securities .........   $1,863,832,668   $1,863,832,668       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $1,863,832,668   $1,863,832,668       $ --          $--
                                         ==============   ==============       ====          ===
VEREDUS SELECT GROWTH FUND
   Investments in Securities .........   $   75,735,265   $   75,735,265       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $   75,735,265   $   75,735,265       $ --          $--
                                         ==============   ==============       ====          ===
GROWTH FUND
   Investments in Securities .........   $  178,237,672   $  178,237,672       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $  178,237,672   $  178,237,672       $ --          $--
                                         ==============   ==============       ====          ===
OPTIMUM LARGE CAP OPPORTUNITY FUND
   Investments in Securities .........   $    3,254,272   $    3,254,272       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $    3,254,272   $    3,254,272       $ --          $--
                                         ==============   ==============       ====          ===
VALUE FUND
   Investments in Securities .........   $  192,925,513   $  192,925,513       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $  192,925,513   $  192,925,513       $ --          $--
                                         ==============   ==============       ====          ===
TAMRO ALL CAP FUND
   Investments in Securities .........   $    8,428,769   $    8,427,794       $975          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $    8,428,769   $    8,427,794       $975          $--
                                         ==============   ==============       ====          ===
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   Investments in Securities .........   $  111,755,656   $  111,755,656       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $  111,755,656   $  111,755,656       $ --          $--
                                         ==============   ==============       ====          ===
OPTIMUM MID CAP FUND
   Investments in Securities .........   $  644,699,236   $  644,699,236       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $  644,699,236   $  644,699,236       $ --          $--
                                         ==============   ==============       ====          ===
M&C MID CAP GROWTH FUND
   Investments in Securities .........   $    2,016,821   $    2,016,821       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $    2,016,821   $    2,016,821       $ --          $--
                                         ==============   ==============       ====          ===
CARDINAL MID CAP VALUE FUND
   Investments in Securities .........   $      822,364   $      822,364       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $      822,364   $      822,364       $ --          $--
                                         ==============   ==============       ====          ===
RIVER ROAD SMALL-MID CAP FUND
   Investments in Securities .........   $  165,312,700   $  165,312,700       $ --          $--
   Other Financial
   Instruments .......................               --               --         --           --
                                         --------------   --------------       ----          ---
   Total .............................   $  165,312,700   $  165,312,700       $ --          $--
                                         ==============   ==============       ====          ===

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                                           Level 2        Level 3
                                               Total         Level 1     Significant    Significant
                                             Value at        Quoted       Observable   Unobservable
FUNDS                                        04/30/09         Price         Input          Input
-----                                      ------------   ------------   -----------   ------------
VEREDUS AGGRESSIVE GROWTH FUND
   Investments in Securities ...........   $ 43,313,694   $ 43,313,694    $       --      $   --
   Other Financial Instruments .........                                                      --
                                           ------------   ------------    ----------      ------
   Total ...............................   $ 43,313,694   $ 43,313,694    $       --      $   --
                                           ============   ============    ==========      ======
TAMRO SMALL CAP FUND
   Investments in Securities ...........   $503,383,594   $503,383,458    $       --      $  136
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
   Total ...............................   $503,383,594   $503,383,458    $       --      $  136
                                           ============   ============    ==========      ======
RIVER ROAD SMALL CAP VALUE FUND
   Investments in Securities ...........   $382,133,830   $382,133,830    $       --      $   --
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
   Total ...............................   $382,133,830   $382,133,830    $       --      $   --
                                           ============   ============    ==========      ======
NEPTUNE INTERNATIONAL FUND
   Investments in Securities ...........   $  8,160,896   $  8,154,550    $       --      $6,346
   Other Financial Instruments* ........         (5,578)            --        (5,578)         --
                                           ------------   ------------    ----------      ------
   Total ...............................   $  8,155,318   $  8,154,550    $   (5,578)     $6,346
                                           ============   ============    ==========      ======
BARINGS INTERNATIONAL FUND
   Investments in Securities ...........   $ 16,556,040   $ 16,550,347    $       --      $5,693
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
   Total ...............................   $ 16,556,040   $ 16,550,347    $       --      $5,693
                                           ============   ============    ==========      ======
FORTIS GLOBAL REAL ESTATE FUND
   Investments in Securities ...........   $  9,074,318   $  9,072,405    $    1,913      $   --
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
   Total ...............................   $  9,074,318   $  9,072,405    $    1,913      $   --
                                           ============   ============    ==========      ======
SMART PORTFOLIOS FUND
   Investments in Securities ...........   $ 22,379,501   $ 22,379,501    $       --      $   --
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
Total ..................................   $ 22,379,501   $ 22,379,501    $       --      $   --
                                           ============   ============    ==========      ======
NEW CENTURY ABSOLUTE RETURN ETF FUND
   Investments in Securities ...........   $ 13,973,207   $ 13,973,207    $       --      $   --
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
   Total ...............................   $ 13,973,207   $ 13,973,207    $       --      $   --
                                           ============   ============    ==========      ======
MB ENHANCED EQUITY INCOME FUND
   Investments in Securities ...........   $ 17,262,833   $ 17,262,833    $       --      $   --
   Other Financial Instruments* ........      1,304,358             --     1,304,358          --
                                           ------------   ------------    ----------      ------
   Total ...............................   $ 18,567,191   $ 17,262,833    $1,304,358      $   --
                                           ============   ============    ==========      ======
LAKE PARTNERS LASSO ALTERNATIVES FUND
   Investments in Securities ...........   $    528,685   $    528,685    $       --      $   --
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
Total ..................................   $    528,685   $    528,685    $       --      $   --
                                           ============   ============    ==========      ======
FORTIS REAL ESTATE FUND
   Investments in Securities ...........   $ 21,080,131   $ 21,080,131    $       --      $   --
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
Total ..................................   $ 21,080,131   $ 21,080,131    $       --      $   --
                                           ============   ============    ==========      ======
M&C BALANCED FUND
   Investments in Securities ...........   $ 17,646,407   $ 11,645,829    $6,000,578      $   --
   Other Financial Instruments .........             --             --            --          --
                                           ------------   ------------    ----------      ------
   Total ...............................   $ 17,646,407   $ 11,645,829    $6,000,578      $   --
                                           ============   ============    ==========      ======

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                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                                           Level 2        Level 3
                                               Total         Level 1     Significant    Significant
                                             Value at        Quoted       Observable   Unobservable
FUNDS                                        04/30/09         Price         Input          Input
-----                                      ------------   ------------   -----------   ------------
BALANCED FUND
   Investments in Securities ...........    $16,666,163    $11,898,750   $ 4,767,413        $--
   Other Financial Instruments .........             --             --            --         --
                                            -----------    -----------   -----------        ---
   Total ...............................    $16,666,163    $11,898,750   $ 4,767,413        $--
                                            ===========    ===========   ===========        ===
TCH FIXED INCOME FUND
   Investments in Securities ...........    $70,948,031    $ 6,961,779   $63,986,252        $--
   Other Financial Instruments .........             --             --            --         --
                                            -----------    -----------   -----------        ---
   Total ...............................    $70,948,031    $ 6,961,779   $63,986,252        $--
                                            ===========    ===========   ===========        ===

* Other financial instruments include forward foreign currency contracts for the Neptune International Fund and written options for the MB Enhanced Equity Income Fund.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of April 30, 2009:

                                                                              Other
                                                 Total      Investments     Financial
                                              Fair Value   in Securities   Instruments
                                              ----------   -------------   -----------
TAMRO SMALL CAP FUND
   Fair Value, beginning of period ........       $--          $   --          $--
   Net purchases (sales) ..................        --              --           --
   Accrued discounts (premiums) ...........        --              --           --
   Total net realized gains (losses) ......        --              --           --
   Total change in unrealized appreciation
      (depreciation) ......................        --              --           --
   Transfers in and/or out of Level 3 .....        --             136           --
                                                  ---          ------          ---
   Fair Value, end of period ..............       $--          $  136          $--
                                                  ===          ======          ===
   Change in net unrealized appreciation
      (depreciation) on Level 3 holdings
      held at end of period, if
      applicable ..........................       $--          $   --          $--
                                                  ===          ======          ===
NEPTUNE INTERNATIONAL FUND
   Fair Value, beginning of period ........       $--          $   --          $--
   Net purchases (sales) ..................        --              --           --
   Accrued discounts (premiums) ...........        --              --           --
   Total net realized gains (losses) ......        --              --           --
   Total change in unrealized appreciation
      (depreciation) ......................        --              --           --
   Transfers in and/or out of Level 3 .....        --           6,346           --
                                                  ---          ------          ---
   Fair Value, end of period ..............       $--          $6,346          $--
                                                  ===          ======          ===
   Change in net unrealized appreciation
      (depreciation) on Level 3 holdings
      held at end of period, if
      applicable ..........................       $--          $   --          $--
                                                  ===          ======          ===
BARINGS INTERNATIONAL FUND
   Fair Value, beginning of period ........       $--          $   --          $--
   Net purchases (sales) ..................        --              --           --
   Accrued discounts (premiums) ...........        --              --           --
   Total net realized gains (losses) ......        --              --           --
   Total change in unrealized appreciation
      (depreciation) ......................        --              --           --
   Transfers in and/or out of Level 3 .....        --           5,693           --
                                                  ---          ------          ---
   Fair Value, end of period ..............       $--          $5,693          $--
                                                  ===          ======          ===
   Change in net unrealized appreciation
      (depreciation) on Level 3 holdings
      held at end of period, if
      applicable ..........................       $--          $   --          $--
                                                  ===          ======          ===

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser or Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) WHEN ISSUED/DELAYED DELIVERY SECURITIES: Each Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations dur-

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

ing this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2009, the Funds did not own any when issued or delayed delivery securities.

(4) MORTGAGE-BACKED SECURITIES: M&C Balanced Fund, Balanced Fund and TCH Fixed Income Fund may invest in mortgage-backed securities ("MBS"), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. The Funds previously listed may also invest in collateralized mortgage obligations ("CMO") and real estate mortgage investment conduits ("REMIC"). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) OPTIONS CONTRACTS: Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund's Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.

(6) FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts ("forward contracts") for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund's investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

(7) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily and is captured in dividends and interest receivable. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date plus one basis. The cost of securities sold is determined using the identified cost method for the Optimum Mid Cap Fund and First In First Out ("FIFO") method for all other Funds.

(8) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

(9) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED


made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2008, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                              2009       2010       2011      2012   2013    2014      2015       2016       TOTAL
                          ----------- ---------- ---------- -------- ---- ---------- -------- ----------- -----------
Veredus Select
   Growth Fund .......... $        -- $       -- $       -- $     -- $ -- $       -- $     -- $20,645,901 $20,645,901
Growth Fund .............  15,120,067         --         --       --   --         --       --  11,375,824  26,495,891
Optimum Large Cap
   Opportunity Fund .....          --         --         --       --   --         --  900,934   4,340,402   5,241,336
TAMRO All Cap Fund ......          --         --         --       --   --         --       --     323,950     323,950
River Road Dividend
   All Cap Value Fund ...          --         --         --       --   --         --       --   3,889,205   3,889,205
M&C Mid Cap
   Growth Fund ..........          --         --         --       --   --         --       --     343,633     343,633
Cardinal Mid Cap
   Value Fund ...........          --         --         --       --   --         --       --      81,755      81,755
River Road
   Small-Mid Cap Fund ...          --         --         --       --   --         --  171,820   4,200,696   4,372,516
Veredus Aggressive
   Growth Fund ..........          --         --         --       --   --         --       --  22,597,198  22,597,198
TAMRO Small
   Cap Fund .............          --         --         --       --   --         --       --  24,563,509  24,563,509
River Road Small Cap
   Value Fund ...........          --         --         --       --   --         --       --  35,316,476  35,316,476
Neptune International
   Fund .................          --         --         --       --   --         --    7,221     732,366     739,587
Barings International
   Fund .................          --         --         --       --   --         --       --   1,923,797   1,923,797
Fortis Global
   Real Estate Fund .....          --         --         --       --   --         --       --   2,915,600   2,915,600
Smart Portfolios Fund ...          --         --         --       --   --         --       --     220,013     220,013
New Century Absolute
   Return ETF Fund ......          --         --         --       --   --         --       --     454,248     454,248
Fortis Real Estate Fund..          --         --         --       --   --         --       --  12,378,561  12,378,561
M&C Balanced Fund .......          --  4,092,594  2,978,228       --   --         --       --          --   7,070,822
Balanced Fund ...........          --         --         --       --   --         --       --     455,967     455,967
TCH Fixed Income Fund ...          --     15,376         --  139,950   --  5,274,089       --   2,654,917   8,084,332

For the year ended October 31, 2008 the Growth Fund utilized $306,354 and $306,353 of capital losses expiring in 2008 and 2009, respectively, and the M&C Balanced Fund utilized $176,865 of capital losses expiring in 2010.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculation as late as the fund's last NAV calculation in the first semi-annual financial statement reporting period. The tax periods open to examination by the Internal Revenue Service include the fiscal years ended October 31, 2009, 2008, 2007, 2006 and 2005. As a result, the Aston Funds have evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

(10) MULTI-CLASS OPERATIONS: With respect to M&C Growth Fund, Veredus Select Growth Fund, Growth Fund, Value Fund, River Road Dividend All Cap Value Fund, Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, Neptune International Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed Income Fund, each class offered by these Funds has equal rights as to net assets. Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class and include distribution fees.

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

(11) OFFERING COSTS: Certain costs were incurred in connection with the offering of the following Funds disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

                                                             ORIGINAL
FUND                                   COMMENCEMENT DATE  OFFERING COSTS
----                                   -----------------  --------------
Smart Portfolios Fund                   January 10, 2008      $70,170
MB Enhanced Equity Income Fund          January 15, 2008       60,391
New Century Absolute Return ETF Fund       March 4, 2008       83,557
Lake Partners LASSO Alternatives Fund      April 1, 2009       50,000

(12) USE OF ESTIMATES: The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(13) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(14) ADDITIONAL ACCOUNTING STANDARDS: In March 2008, Financial Accounting Standards Board released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures, if any.

In April 2009, FASB Staff Position No. 157-4 - DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 - FAIR VALUE MEASUREMENTS FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Funds' financial statements.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund, MB Enhanced Equity Income Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Value Fund, Smart Portfolios Fund, New Century Absolute Return ETF Fund, M&C Balanced Fund and Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

M&C Growth Fund, Veredus Select Growth Fund, Growth Fund, Optimum Large Cap Opportunity Fund, TAMRO All Cap Fund, Optimum Mid Cap Fund, M&C Mid Cap Growth Fund, Cardinal Mid Cap Value Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, Fortis Global Real Estate Fund, Fortis Real Estate Fund and Lake Partners LASSO Alternatives Fund, distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date for that day's ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of M&C Growth Fund, Veredus Select Growth Fund, Growth Fund, Value Fund, River Road Dividend All Cap Value Fund, Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, Neptune International Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed Income Fund are due to different class expenses. Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as net operating losses, nondeductible expenses, premium amortization, mark to market on Passive Foreign Investment Companies and adjustment for Real Estate Investment Trusts, are reclassified among capital accounts in the financial statements to reflect their character.

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

Temporary differences, such as deferrals on losses relating to wash sales transactions and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Permanent differences between book and tax basis reporting for the 2008 fiscal year have been identified and appropriately reclassified as indicated below. These reclassifications have no impact on net assets.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal years ended 2008 and 2007 was as follows:

                                                   DISTRIBUTIONS PAID            DISTRIBUTIONS PAID
                                                         IN 2008                      IN 2007
                                         ----------------------------------- ------------------------
                                           ORDINARY   LONG-TERM    RETURN OF  ORDINARY   LONG-TERM
                                            INCOME   CAPITAL GAINS  CAPITAL    INCOME   CAPITAL GAINS
                                         ----------- ------------- --------- ---------- -------------
M&C Growth Fund......................... $40,646,846 $ 227,599,180 $      -- $7,569,069 $  14,011,650
Veredus Select Growth Fund..............   6,651,877     1,462,356        --         --            --
Growth Fund.............................   9,845,290    90,452,517        --  9,357,290    96,058,568
Optimum Large Cap Opportunity Fund......      26,900            --        --         --            --
Value Fund..............................   7,735,979    35,024,643        --  6,321,187    13,737,654
TAMRO All Cap Fund......................     252,035       976,804        --     36,680     1,853,376
River Road Dividend All Cap Value Fund..   2,532,551       495,595    24,198  1,114,818        90,549
Optimum Mid Cap Fund....................   8,375,773    56,595,670        --         --    45,551,373
River Road Small-Mid Cap Fund...........      58,969            --        --         --            --
Veredus Aggressive Growth Fund..........  22,230,291    31,954,642        --         --    29,880,690
TAMRO Small Cap Fund....................       2,106    17,214,592        --         --    15,385,918
River Road Small Cap Value Fund.........  10,151,344     1,306,132        --  3,357,659        46,483
Neptune International Fund..............      28,222            --        --         --            --
Fortis Global Real Estate Fund..........     369,384        10,047        --         --            --
Smart Portfolios Fund...................      37,610            --        --         --            --
MB Enhanced Equity Income Fund..........     210,633            --        --         --            --
Fortis Real Estate Fund.................   3,500,548    19,703,911        --  3,871,960    22,029,717
M&C Balanced Fund.......................     243,807            --        --    315,093            --
Balanced Fund...........................     798,522     5,591,012        --    705,675    16,036,482
TCH Fixed Income Fund...................   4,498,684            --        --  5,289,306            --

As of October 31, 2008, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                          CAPITAL LOSS  UNDISTRIBUTED   UNDISTRIBUTED    UNREALIZED
                                          CARRYFORWARD ORDINARY INCOME  LONG-TERM GAIN  DEPRECIATION     TOTAL
                                         ------------- --------------- --------------- -------------- --------------
M&C Growth Fund......................... $          --   $3,887,167      $43,115,588   $(201,400,531) $(154,397,776)
Veredus Select Growth Fund..............  (20,645,901)           --               --     (16,892,329)   (37,538,230)
Growth Fund.............................  (26,495,891)      529,040               --     (49,765,678)   (75,732,529)
Optimum Large Cap Opportunity Fund......   (5,241,336)           --               --      (1,645,545)    (6,886,881)
Value Fund..............................            --      198,951       26,989,113     (57,432,377)   (30,244,313)
TAMRO All Cap Fund......................     (323,950)       30,808               --      (1,208,436)    (1,501,578)
River Road Dividend All Cap Value Fund..   (3,889,205)           --               --     (11,306,149)   (15,195,354)
Optimum Mid Cap Fund....................            --    1,964,622       10,425,693    (214,517,923)  (202,127,608)
M&C Mid Cap Growth Fund.................     (343,633)       18,374               --        (792,447)    (1,117,706)
Cardinal Mid Cap Value Fund.............      (81,755)       38,007               --        (376,060)      (419,808)
River Road Small-Mid Cap Fund...........   (4,372,516)      167,978               --     (20,907,600)   (25,112,138)
Veredus Aggressive Growth Fund..........  (22,597,198)           --               --     (14,171,345)   (36,768,543)
TAMRO Small Cap Fund....................  (24,563,509)      342,747               --     (63,894,790)   (88,115,552)
River Road Small Cap Value Fund.........  (35,316,476)      282,201               --     (68,627,373)  (103,661,648)
Neptune International Fund..............     (739,587)       86,551               --      (5,716,040)    (6,369,076)
Barings International Fund..............   (1,923,797)           --               --      (2,824,604)    (4,748,401)
Fortis Global Real Estate Fund..........   (2,915,600)       71,174               --      (6,853,662)    (9,698,088)
Smart Portfolios Fund...................     (220,013)       53,712               --        (672,476)      (838,777)
New Century Absolute Return ETF Fund....     (454,248)       63,413               --      (1,609,313)    (2,000,148)
MB Enhanced Equity Income Fund..........            --    1,079,603               --      (4,750,521)    (3,670,918)
Fortis Real Estate Fund.................  (12,378,561)      615,145               --     (12,731,641)   (24,495,057)
M&C Balanced Fund.......................   (7,070,822)       23,284               --      (2,484,682)    (9,532,220)
Balanced Fund...........................     (455,967)       28,564               --      (3,214,581)    (3,641,984)
TCH Fixed Income Fund...................  (8,084,332)        26,189               --      (7,997,617)   (16,055,760)

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

SIX MONTHS ENDED APRIL 30, 2009

                                                            PROCEEDS FROM                    NET INCREASE
                                                            REINVESTMENT                     (DECREASE) IN
CLASS N                                         SOLD      OF DISTRIBUTIONS    REDEEMED    SHARES OUTSTANDING
-------                                      ----------   ----------------   ----------   ------------------
M&C Growth Fund ..........................   30,031,214       1,199,349      (9,739,223)      21,491,340
Veredus Select Growth Fund ...............      700,467              --      (1,089,102)        (388,635)
Growth Fund ..............................      226,853          11,664      (1,056,014)        (817,497)
Optimum Large Cap Opportunity Fund .......       79,199              --        (141,079)         (61,880)
Value Fund ...............................      471,545         383,652        (309,003)         546,194
TAMRO All Cap Fund .......................       98,103           5,050        (125,798)         (22,645)
River Road Dividend All Cap Value Fund ...    5,755,505         100,959      (1,513,732)       4,342,732
Optimum Mid Cap Fund .....................    6,459,249         815,658      (6,480,986)         793,921
M&C Mid Cap Growth Fund ..................       41,111              --          (7,335)          33,776
Cardinal Mid Cap Value Fund ..............        2,041             304            (248)           2,097
River Road Small-Mid Cap Fund ............    5,465,468          12,419      (3,409,198)       2,068,689
Veredus Aggressive Growth Fund ...........      217,775          32,390      (1,307,153)      (1,056,988)
TAMRO Small Cap Fund .....................    2,719,022              --      (3,040,466)        (321,444)
River Road Small Cap Value Fund ..........    5,746,943          15,233      (4,815,544)         946,632
Neptune International Fund ...............        4,227             188         (10,510)          (6,095)
Fortis Global Real Estate Fund ...........          125           3,055         (25,354)         (22,174)
Smart Portfolios Fund ....................    2,470,134          13,431        (476,548)       2,007,017
New Century Absolute Return ETF Fund .....    1,094,846          11,710        (835,657)         270,899
MB Enhanced Equity Income Fund ...........      545,368         123,751        (288,430)         380,689
Fortis Real Estate Fund ..................       48,750          34,747        (301,653)        (218,156)
M&C Balanced Fund ........................      104,008           6,322        (128,847)         (18,517)
Balanced Fund ............................       95,621          30,976        (406,978)        (280,381)
TCH Fixed Income Fund ....................      425,191         124,402        (880,666)        (331,073)

                                                            PROCEEDS FROM                    NET INCREASE
                                                            REINVESTMENT                     (DECREASE) IN
CLASS I                                         SOLD      OF DISTRIBUTIONS    REDEEMED    SHARES OUTSTANDING
-------                                      ----------   ----------------   ----------   ------------------
M&C Growth Fund ..........................   16,112,106       1,533,975      (7,402,034)      10,244,047
Veredus Select Growth Fund ...............      846,175              --        (981,544)        (135,369)
Growth Fund ..............................       16,558          69,971         (91,250)          (4,721)
Value Fund ...............................           --       3,692,479              --        3,692,479
River Road Dividend All Cap Value Fund ...    4,598,664          11,255         (28,936)       4,580,983
Optimum Mid Cap Fund .....................    2,392,690         176,622      (1,348,266)       1,221,046
River Road Small-Mid Cap Fund ............    9,204,405          22,086      (2,933,949)       6,292,542
Veredus Aggressive Growth Fund ...........       40,822          11,803        (502,918)        (450,293)
TAMRO Small Cap Fund .....................   11,379,459          16,172      (3,558,447)       7,837,184

                                                            PROCEEDS FROM                    NET INCREASE
                                                            REINVESTMENT                     (DECREASE) IN
CLASS I                                         SOLD      OF DISTRIBUTIONS    REDEEMED    SHARES OUTSTANDING
-------                                      ----------   ----------------   ----------   ------------------
River Road Small Cap Value Fund ..........   14,096,606          42,274      (2,745,023)      11,393,857
Neptune International Fund ...............        4,377           1,179            (566)           4,990
Barings International Fund ...............    2,615,201             392        (372,497)       2,243,096
Lake Partners LASSO Alternatives
   Fund (a) ..............................       52,169              --              --           52,169
Fortis Real Estate Fund ..................           --         172,999        (202,737)         (29,738)
M&C Balanced Fund ........................        6,615             594          (2,504)           4,705
TCH Fixed Income Fund ....................       97,061          73,186        (463,915)        (293,668)

(a) Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.

                                                            PROCEEDS FROM                    NET INCREASE
                                                            REINVESTMENT                     (DECREASE) IN
CLASS R                                         SOLD      OF DISTRIBUTIONS    REDEEMED    SHARES OUTSTANDING
-------                                      ----------   ----------------   ----------   ------------------
M&C Growth Fund ..........................     16,306            541           (8,857)           7,990
Growth Fund ..............................      1,887             21           (1,986)             (78)

YEAR ENDED OCTOBER 31, 2008


                                                            PROCEEDS FROM                     NET INCREASE
                                                            REINVESTMENT                      (DECREASE) IN
CLASS N                                         SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                      ----------   ----------------   -----------   ------------------
M&C Growth Fund ..........................   14,677,614       3,514,388      (10,293,943)      7,898,059
Veredus Select Growth Fund ...............    1,689,953         541,855         (984,250)      1,247,558
Growth Fund ..............................      771,373       2,263,248       (4,977,106)     (1,942,485)

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                            PROCEEDS FROM                      NET INCREASE
                                                             REINVESTMENT                      (DECREASE) IN
CLASS N                                          SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                       ----------   ----------------   -----------   ------------------
Optimum Large Cap Opportunity Fund ........      361,985           2,154       (3,051,046)      (2,686,907)
Value Fund ................................    2,253,400         932,494       (9,395,263)      (6,209,369)
TAMRO All Cap Fund ........................       93,932          94,685         (227,227)         (38,610)
River Road Dividend All Cap Value Fund ....    5,407,124         255,565       (2,121,746)       3,540,943
Optimum Mid Cap Fund ......................   14,676,572       1,873,766      (12,507,157)       4,043,181
M&C Mid Cap Growth Fund (a) ...............      318,097              --           (7,739)         310,358
Cardinal Mid Cap Value Fund (a) ...........      125,659              --               (1)         125,658
River Road Small-Mid Cap Fund .............    3,629,344              --         (898,784)       2,730,560
Veredus Aggressive Growth Fund ............      842,978       1,862,155       (2,674,801)          30,332
TAMRO Small Cap Fund ......................    6,485,985         544,667       (6,508,367)         522,285
River Road Small Cap Value Fund ...........    8,591,132         619,572       (8,516,839)         693,865
Neptune International Fund (b) ............       38,708              --             (276)          38,432
Fortis Global Real Estate Fund ............      176,973             122           (8,250)         168,845
Smart Portfolios Fund (c) .................    1,095,755           4,045         (362,800)         737,000
New Century Absolute Return ETF Fund (d) ..    1,861,086              --         (269,425)       1,591,661
MB Enhanced Equity Income Fund (e) ........    1,861,954           8,004          (92,036)       1,777,922
Fortis Real Estate Fund ...................      509,510       1,311,859       (3,980,634)      (2,159,265)
M&C Balanced Fund .........................      529,844          10,773         (313,911)         226,706
Balanced Fund .............................      276,024       1,022,624       (2,150,008)        (851,360)
TCH Fixed Income Fund .....................    1,303,287         262,051       (2,004,073)        (438,735)

(a) M&C Mid Cap Growth and Cardinal Mid Cap Value Funds commenced investment operations on November 2, 2007.

(b)  Neptune International Fund began issuing Class N Shares on June 17, 2008.

(c)  Smart Portfolios Fund commenced investment operations on January 10, 2008.

(d) New Century Absolute Return ETF Fund commenced investment operations on March 4, 2008.

(e) MB Enhanced Equity Income Fund commenced investment operations on January 15, 2008.

                                                             PROCEEDS FROM                     NET INCREASE
                                                             REINVESTMENT                      (DECREASE) IN
CLASS I                                          SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                       ----------   ----------------   -----------   ------------------
M&C Growth Fund ...........................   12,682,376       5,660,710      (18,176,954)         166,132
Veredus Select Growth Fund ................    5,395,864          34,915         (356,408)       5,074,371
Growth Fund ...............................       18,283       3,702,548       (3,296,057)         424,774
Value Fund ................................        1,193       2,259,330               --        2,260,523
River Road Dividend All Cap Value Fund ....           --           1,485               --            1,485
Optimum Mid Cap Fund ......................    2,546,507         251,251       (1,346,538)       1,451,220
River Road Small-Mid Cap Fund .............   13,088,539           5,867       (2,068,013)      11,026,393
Veredus Aggressive Growth Fund ............    1,796,178       1,690,801       (6,624,489)      (3,137,510)
TAMRO Small Cap Fund ......................   14,161,308         174,341       (3,523,490)      10,812,159
River Road Small Cap Value Fund ...........    8,821,014         187,412       (1,193,431)       7,814,995
Neptune International Fund ................    1,273,516           1,973          (38,224)       1,237,265
Barings International Fund (a) ............    1,515,800              --         (430,156)       1,085,644
Fortis Real Estate Fund ...................           --       1,188,863               --        1,188,863
M&C Balanced Fund .........................        5,554             884           (5,535)             903
TCH Fixed Income Fund .....................      482,402         133,683       (1,645,645)      (1,029,560)

(a) Barings International Fund commenced investment operations on November 2, 2007.

                                                            PROCEEDS FROM                      NET INCREASE
                                                             REINVESTMENT                     (DECREASE) IN
CLASS R                                          SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                       ----------   ----------------   -----------   ------------------
M&C Growth Fund ...........................     124,297         19,649         (259,374)         (115,428)
Growth Fund ...............................      28,718          6,734          (14,167)           21,285

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 2009 were as follows:

                                                 AGGREGATE PURCHASES              PROCEEDS FROM SALES
                                           ------------------------------   ------------------------------
                                           U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT       OTHER
                                           ---------------   ------------   ---------------   ------------
M&C Growth Fund (1) ....................         $--         $685,725,424       $--           $227,562,221
Veredus Select Growth Fund .............          --          131,176,773        --            139,436,475
Growth Fund ............................          --           31,822,344        --             37,399,517
Optimum Large Cap Opportunity Fund .....          --            1,641,539        --              2,043,335
Value Fund .............................          --           37,898,190        --             35,072,294
TAMRO All Cap Value Fund ...............          --            3,845,762        --              3,835,661
River Road Dividend All Cap value ......          --           72,618,931        --             11,800,853
Optimum Mid Cap Fund ...................          --          108,962,414        --             54,533,319
M&C Mid Cap Growth Fund ................          --              661,965        --                476,841

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                 AGGREGATE PURCHASES              PROCEEDS FROM SALES
                                           ------------------------------   ------------------------------
                                           U.S. GOVERNMENT       OTHER      U.S. GOVERNMENT       OTHER
                                           ---------------   ------------   ---------------   ------------
Cardinal Mid Cap Value Fund ............      $       --     $    282,409      $       --     $    275,011
River Road Small-Mid Cap Fund ..........              --       78,986,587              --       25,660,574
Veredus Aggressive Growth Fund .........              --       57,123,290              --       65,662,161
TAMRO Small Cap Fund ...................              --      267,387,416              --      183,355,155
River Road Small Cap Value Fund ........              --      138,261,721              --       41,057,623
Neptune International Fund .............              --        1,426,783              --          443,506
Barings International Fund .............              --       14,994,223              --        5,523,491
Fortis Global Real Estate Fund .........              --        5,609,581              --        5,293,116
Smart Portfolios Fund ..................              --       37,224,240              --       19,916,820
New Century Absolute Return Fund .......              --       22,911,858              --       19,632,564
Lake Partners LASSO Alternatives Fund ..              --          507,279              --           17,410
MB Enhanced Equity Income Fund .........              --        6,575,765              --        3,319,424
Fortis Real Estate Fund ................              --       15,166,053              --       15,842,454
M&C Balanced Fund ......................              --        2,717,265         680,176        2,576,600
Balanced Fund ..........................         164,041        3,233,921         865,000        3,967,083
TCH Fixed Income Fund ..................       6,000,190       12,297,912       9,981,355        7,349,436

(1) The M&C Growth Fund had a subscription-in-kind on April 1, 2009 which resulted in a purchase into the Fund of $1,154,244 and is excluded from the aggregate purchases above. The purchase is comprised of securities, cash and dividends accrued in the amounts of $1,148,094, $5,186 and $964, respectively.

NOTE (F) REDEMPTION FEES: In accordance with the prospectuses, certain Funds assessed a 2% redemption fee on fund share redemptions and exchanges within specified time periods, as indicated in the following table for the six months ended April 30, 2009 and included in the Cost of Shares redeemed on the Statements of Changes in Net Assets:

FUND NAME                           TIME PERIOD      AMOUNT
---------                        -----------------   ------
Neptune International Fund       2% Within 90 Days   $   50
Barings International Fund       2% Within 90 Days       --
Fortis Global Real Estate Fund   2% Within 90 Days        3
Fortis Real Estate Fund          2% Within 90 Days    2,888

NOTE (G) ADVISORY, ADMINISTRATION, DISTRIBUTION SERVICES AND TRUSTEE AGREEMENTS:

ADVISORY. Aston serves as Investment Adviser and Administrator to the Funds. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on specific annual rate of average daily net assets. The factors considered by the Board of Trustees in approving the current investment advisory agreement for each Fund are included in the Funds' annual or semi-annual report to shareholders following such approval.

Certain Funds have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets (the "Expense Limitation Agreements"). There are no contractual expense limitations for Class R shareholders.

The Expense Limitation Agreements are effective through February 28, 2010, except as noted below. The advisory rates and contractual expense limitations for the six months ended April 30, 2009 were as follows:

                                                                              CONTRACTUAL
                                                                          EXPENSE LIMITATIONS
                                                                          -------------------
FUND NAME                                          ADVISORY FEES           CLASS N   CLASS I
---------                                   ---------------------------    -------   -------
M&C Growth Fund .........................   0.80% on first $800,000,000
                                              0.60% over $800,000,000       N/A       N/A
Veredus Select Growth Fund ..............              0.80%               1.30%     1.05%
Growth Fund .............................              0.70%                N/A       N/A
Optimum Large Cap Opportunity Fund (a) ..              0.80%               1.22%(b)   N/A
Value Fund (c) ..........................              0.80%                N/A       N/A
TAMRO All Cap Fund ......................              0.80%               1.20%      N/A
River Road Dividend All Cap Value Fund ..              0.70%               1.30%     1.05%
Optimum Mid Cap Fund (d) ................   0.80% on first $100,000,000
                                              0.75% next $300,000,000
                                              0.70% over $400,000,000       N/A       N/A
M&C Mid Cap Growth Fund .................              0.85%               1.40%(b)   N/A
Cardinal Mid Cap Value Fund .............              0.90%               1.40%(b)   N/A
River Road Small-Mid Cap Fund ...........              1.00%               1.50%(b)  1.25%(b)
Veredus Aggressive Growth Fund ..........              1.00%               1.49%     1.24%
TAMRO Small Cap Fund (e) ................              0.90%                N/A       N/A

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                                  CONTRACTUAL
                                                              EXPENSE LIMITATIONS
                                                   ADVISORY   -------------------
FUND NAME                                            FEES      CLASS N   CLASS I
---------                                          --------   --------   -------
River Road Small Cap Value Fund (f) ............     0.90%     N/A        N/A
Neptune International Fund (g) .................     1.00%    1.27%(b)   1.02%(b)
Barings International Fund (h) .................     1.00%     N/A       1.25%(b)
Fortis Global Real Estate Fund .................     1.00%    1.50%(b)    N/A
Smart Portfolios Fund ..........................     0.80%    1.30%(b)    N/A
New Century Absolute Return ETF Fund (i) .......     1.00%    1.50%(b)    N/A
MB Enhanced Equity Income Fund .................     0.70%    1.10%(b)    N/A
Lake Partners LASSO Alternatives Fund ..........     1.00%     N/A       1.35%(b)*
Fortis Real Estate Fund ........................     1.00%    1.37%      1.12%
M&C Balanced Fund (j) ..........................     0.75%     N/A        N/A
Balanced Fund (k) ..............................     0.70%     N/A        N/A
TCH Fixed Income Fund ..........................     0.55%    0.74%      0.49%

(a) The contractual expense limitation prior to March 1, 2009 was 1.40% for the Optimum Large Cap Opportunity Fund, however, effective March 1, 2009, Aston agreed to contractually waive management fees and/or reimburse expenses so that the net expense ratio is no more than 1.22% for Class N.

(b) Aston and the Fund have entered into a contractual expense reimbursement agreement which states for a period of three years subsequent to the commencement of operations of the Fund the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio (not including acquired fund fees and expenses) remains below the operating expense cap after such reimbursement.

(c) Effective March 1, 2009, Aston has agreed to voluntarily waive management fees and/or reimburse expenses for the Value Fund so that the net expense ratio is no more than 1.07% for class N and 0.82% for Class I. Prior to March 1, 2009, the contractual expense limitation was 1.07% for Class N and 0.82% for Class I.

(d) Effective March 1, 2009, the contractual expense limitation for the Optimum Mid Cap Fund of 1.40% for Class N and 1.15% for Class I was removed.

(e) Effective March 1, 2009, the contractual expense limitation for the TAMRO Small Cap Fund of 1.30% for Class N and 1.05% for Class I was removed.

(f) Effective March 1, 2009, the contractual expense limitation for the River Road Small Cap Value Fund of 1.50% for Class N and 1.25% for Class I was removed.

(g) Effective February 11, 2008, the contractual expense limitation of 1.40% was removed and Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Neptune International Fund so that the net expense ratio is no more than 1.02% for Class I. This voluntary waiver became the contractual expense limitation on February 29, 2008.

(h) Effective March 31, 2008, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Barings International Fund so that the net expense ratio is no more than 1.15% for Class I.

(i) The Sub-Adviser has agreed that for any full calendar year of operations, if any such period the Fund had a total return (before taxes) of less than zero then the Sub-Adviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, Aston has agreed to reduce its advisory fee to 0.15%. For the period ended December 31, 2008, the Fund's total return was less than zero, therefore Aston will reduce its advisory fee to 0.15% for the 2009 calendar year.

(j) Effective November 1, 2006, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the M&C Balanced Fund so that the net expense ratio is no more than 1.35% for Class N and 1.10% for Class I. Aston may revise or discontinue the voluntary waiver at any time.

(k) Effective December 19, 2008, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Balanced Fund so that the net expense ratio is no more than 1.50% for Class N. Aston may revise or discontinue the voluntary waiver at any time.

* The Expense Limitation Agreement for Lake Partners LASSO Alternatives Fund is in effect through April 1, 2010.

Pursuant to a contractual expense reimbursement arrangement between Aston and the following Funds, during any of the first three years subsequent to the Fund's commencement of operations for a period of up to three years from the date such amount was waived or reduced of each of the Optimum Large Cap Opportunity Fund -Class N, M&C Mid Cap Growth Fund-Class N, Cardinal Mid Cap Value Fund-Class N, River Road Small-Mid Cap Fund-Classes N and I, Neptune International Fund-Classes N and I, Barings International Fund-Class I, Fortis Global Real Estate Fund-Class N, Smart Portfolios Fund-Class N, New Century Absolute Return ETF Fund-Class N, MB Enhanced Equity Income Fund-Class N, and Lake Partners LASSO Alternatives Fund-Class I, Aston is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Funds' expense ratio (not including interest expense and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of April 30, 2009 that are entitled to be reimbursed for each Fund are as follows:

                                                       EXPIRATION
                                            --------------------------------
FUNDS                                         2010        2011         2012
-----                                       --------   ----------   --------
Optimum Large Cap Opportunity Fund          $139,592   $  119,883   $ 50,931
Montag & Caldwell Mid Cap Growth Fund            N/A       98,808     42,115
Cardinal Mid Cap Value Fund                      N/A      103,064     41,917
River Road Small-Mid Cap Fund                 67,038       44,979        N/A
Neptune International Fund                    48,302      181,699     59,316
Barings International Fund                       N/A      174,288     71,030
Fortis Global Real Estate Fund                42,416      133,031     57,899
Smart Portfolios Fund                            N/A      105,329     45,412
New Century Absolute Return ETF Fund             N/A       97,083     32,089
MB Enhanced Equity Income Fund                   N/A      127,941     76,918
Lake Partners LASSO Alternatives Fund (1)        N/A          N/A     12,420
                                            --------   ----------   --------
TOTALS                                      $297,348   $1,186,105   $490,047
                                            ========   ==========   ========

(1)  The Fund commenced operations in the current fiscal year.

For the six months ended April 30, 2009, the Adviser was reimbursed $31,488 by the River Road Small-Mid Cap Fund. No other Fund in the above table reimbursed the Adviser for the period.

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

Aston manages each Fund by retaining one or more sub-advisers to manage each Fund as follows:

FUND                                 SUB-ADVISER
----                                 -----------
M&C Growth Fund                      Montag & Caldwell, Inc.
Veredus Select Growth Fund           Todd-Veredus Asset Management LLC(1)
Growth Fund                          Montag & Caldwell, Inc.(2)
Optimum Large Cap Opportunity Fund   Optimum Investment Advisers, LLC
Value Fund                           MFS Institutional Advisors Inc.
TAMRO All Cap Fund                   TAMRO Capital Partners LLC
River Road Dividend
   All Cap Value Fund                River Road Asset Management, LLC
Optimum Mid Cap Fund                 Optimum Investment Advisors, LLC
M&C Mid Cap Growth Fund              Montag & Caldwell, Inc.
Cardinal Mid Cap Value Fund          Cardinal Capital Management, L.L.C.
River Road Small-Mid Cap Fund        River Road Asset Management, LLC
Veredus Aggressive Growth Fund       Todd-Veredus Asset Management LLC(1)
TAMRO Small Cap Fund                 TAMRO Capital Partners, LLC
River Road Small Cap Value Fund      River Road Asset Management, LLC
Neptune International Fund           Neptune Investment Management Limited
Barings International Fund           Barings International Investment Limited
Fortis Global Real Estate Fund       Fortis Investment Management USA, Inc.(3)
Smart Portfolios Fund                Smart Portfolios, LLC
New Century Absolute                 New Century Capital Management, LLC
   Return ETF Fund
MB Enhanced Equity Income Fund       MB Investment Partners, Inc.
Lake Partners LASSO                  Lake Partners, Inc.
   Alternatives Fund
Fortis Real Estate Fund              Fortis Investment Management USA, Inc.(3)
M&C Balanced Fund                    Montag & Caldwell, Inc.
Balanced Fund                        Montag & Caldwell, Inc. (Equity Portion)
                                     Taplin, Canida & Habacht LLC (Fixed Income Portion)
TCH Fixed Income Fund                Taplin, Canida & Habacht, LLC


(1) Effective April 30, 2009, Veredus Asset Management LLC merged with Todd Investment Advisors, Inc. and became Todd-Veredus Asset Management, LLC.

(2) Effective January 1, 2008, Montag & Caldwell, Inc. became the subadviser to the Fund. Prior to January 1, 2008, ABN AMRO Asset Management, Inc. was the subadviser.

(3) Effective August 1, 2008, Fortis Asset Management USA, Inc. became the subadviser to the Fund. Prior to August 1, 2008, ABN AMRO Asset Management, Inc. was the subadviser.

Sub-advisory fees are paid monthly by Aston. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreements are included in the Funds' annual or semi-annual report to shareholders following such approval.

RECENT EVENTS. In October 2008, Fortis SA/NV and Fortis NV ("Fortis"), the ultimate parent companies of Fortis Bank SA/NV ("Fortis Bank"), announced that the Belgian government had acquired substantially all of the outstanding capital and voting rights of Fortis Bank in a series of transactions (the "Nationalization"). Fortis and BNP Paribas SA ("BNP") then announced that BNP would acquire approximately 75% of the outstanding capital and voting rights of Fortis Bank in a series of transactions (the "BNP Transaction"). BNP also announced that, in connection with the BNP Transaction, the Belgian government was expected to retain a 25% plus one share capital and voting interest in Fortis Bank and to acquire approximately 12% of the common stock of BNP.

At a meeting held on October 10, 2008, the Board of Trustees (the "Board") considered that the Nationalization may have constituted a change of control of Fortis Investment Management USA, Inc. ("FIM"), Montag & Caldwell, Inc. ("Montag & Caldwell"), River Road Asset Management, LLC ("River Road") and Veredus Asset Management LLC ("Veredus") (each a "Fortis Adviser" and collectively the "Fortis Advisers") under the Investment Company Act of 1940, as amended, and thereby may be deemed to result in the assignment of the current sub-investment advisory agreements between Aston and each Fortis Adviser on behalf of each Fund subadvised by a Fortis Adviser (the "Subadvised Funds") (each a "Sub-Investment Advisory Agreement") causing those agreements to automatically terminate. At that meeting, the Board approved the continuance of each Sub-Investment Advisory Agreement on the same terms as the existing Sub-Investment Advisory Agreement. The factors considered by the Board in approving the continuance of the Sub-Investment Advisory Agreement for each Subadvised Fund in connection with the Nationalization at the October 10, 2008 meeting were included in the Trust's Annual Report to Shareholders dated October 31, 2008.

The Board also considered that the BNP Transaction may be deemed to result in the assignment of the Sub-Investment Advisory Agreement between Aston and each Fortis Adviser (except River Road and Veredus - see "River Road Transaction" and "Veredus Repurchase Transaction" below), causing the Sub-Investment Advisory Agreements to automatically terminate. In anticipation of the BNP Transaction, the Board met in-person on November 25, 2008 to approve the continuance of the Sub-Investment Advisory Agreements on the same terms as the existing Sub-Investment Advisory Agreements. The factors considered by the Board in approving the continuance of the Sub-Investment Advisory Agreement for each Subadvised Fund in connection with the BNP Transaction at the November 25, 2008 meeting are included herein.

Following the November meeting, the BNP Transaction was delayed. In May 2009, BNP announced that its board of directors had approved the transfer of approximately 55% of the outstanding shares and voting rights of Fortis Bank to BNP and that an additional transfer of approximately 20% of the remaining shares of Fortis Bank was approved by shareholders of BNP on May 13, 2009.

RIVER ROAD REPURCHASE TRANSACTION. On November 5, 2008, River Road Partners LLC ("RRP") completed the acquisition of all of the ownership interests in River Road held by Fortis Bank. The transaction is referred to herein as the "River Road Repurchase Transaction." The River Road Repurchase Transaction may be deemed to result in the termination of each existing sub-investment advisory agreement for Aston/River Road Dividend All Cap Value Fund, Aston/River Road Small Cap Value Fund and Aston/River Road Small Mid-Cap Fund (each a "River Road Fund" and collectively, the "River Road Funds") between Aston and River Road (the "River Road Sub-Investment Advisory Agreements"). In anticipation of the River Road Repurchase Transaction, the Board of Trustees met in

Aston Funds

                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

person on March 20, 2008 and approved the continuance of the River Road Sub-Investment Advisory Agreements on the same terms following the automatic termination of the agreements in connection with the River Road Repurchase Transaction. The factors considered by the Board of Trustees in approving the continuance of the River Road Sub-Investment Advisory Agreement for each River Road Fund were included in the Trust's Annual Report to Shareholders dated October 31, 2008.

VEREDUS REPURCHASE TRANSACTION. On December 3, 2008, Veredus completed the repurchase of all of the ownership interests in Veredus held by Fortis Bank. The transaction is referred to herein as the "Veredus Repurchase Transaction." The Veredus Repurchase Transaction may be deemed to result in the termination of the existing sub-investment advisory agreement for Aston/Veredus Aggressive Growth Fund and Aston/Veredus Select Growth Fund (each a "Veredus Fund" and collectively, the "Veredus Funds") between Aston and Veredus (the "Veredus Sub-Investment Advisory Agreements"). In anticipation of the Veredus Repurchase Transaction, the Board of Trustees met in person on November 25, 2008 and approved the continuance of the Veredus Sub-Investment Advisory Agreements on the same terms following the automatic termination of the agreements in connection with the Veredus Repurchase Transaction. The factors considered by the Board of Trustees in approving the continuance of the Veredus Sub-Investment Advisory Agreement for each Veredus Fund are included herein.

VEREDUS TRANSACTION. Effective as of April 30, 2009, Todd Investment Advisors, Inc. ("Todd") combined with Veredus through a series of transactions in which Veredus acquired substantially all of the assets and identified liabilities of Todd in exchange for newly issued shares of Veredus. The transaction is referred to herein as the "Veredus Transaction". The Veredus Transaction may be deemed to result in the termination of the existing Veredus Sub-Investment Advisory Agreements. In anticipation of the Veredus Transaction, the Board of Trustees met in person on March 19, 2009 and approved the continuance of the Veredus Sub-Investment Advisory Agreements on the same terms following the automatic termination of the agreements in connection with the Veredus Transaction. The factors considered by the Board of Trustees in approving the continuance of the Veredus Sub-Investment Advisory Agreements are included herein.

TCH TRANSACTION. On December 3, 2008, Taplin, Canida & Habacht, Inc. ("TCH") completed the sale of substantially all of the assets and liabilities of TCH to a newly formed entity controlled by Marshall & Ilsley Corporation ("New TCH") (the "TCH Transaction"). The TCH Transaction resulted in the termination of the then current sub-investment advisory agreement for Aston/TCH Fixed Income Fund and Aston Balanced Fund (Fixed Income Portion) (each a "TCH Fund" and collectively, the "TCH Funds") between Aston and TCH. In anticipation of the termination of the agreements in connection with the TCH Transaction, the Board of Trustees met in person on November 25, 2008 and approved a new sub-investment advisory agreement for each TCH Fund between Aston and New TCH, on substantially the same terms as the prior agreement. The factors considered by the Board of Trustees in approving the new sub-investment advisory agreement for each TCH Fund are included herein.

ADMINISTRATION. Under the terms of the administration agreement between the Funds and Aston, the Funds' administrator, ("Administration Agreement"), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES
AT TRUST LEVEL       ANNUAL RATE
-------------        -----------
First $7.4 billion      0.0490%
Over $7.4 billion       0.0465%


PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly named PFPC Inc. provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston and PNC (the "Sub-Administration Agreement"). Under the terms of the Sub-Administration Agreement, sub-administration fees, which are paid by Aston, are accrued daily and paid monthly, at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

DISTRIBUTION SERVICES. PFPC Distributors, Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets and 0.50% of each participating Fund's Class R average daily net assets. The Class I shares do not have distribution plans. From December 18, 2008 to April 30, 2009, the Aston Balanced Fund, TAMRO All Cap Fund and Fortis Global Real Estate Fund did not charge 12b-1 fees under the Class N Shares Plan.

TRUSTEES. The Trustees of the Trust who are not affiliated with the investment advisers or sub-advisers receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the investment advisers or sub-advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment advisers, sub-advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to

Aston Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED             APRIL 30, 2009

serve as the Funds' Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2009 was $196,250.

NOTE (H) CREDIT AGREEMENT: Effective April 28, 2009, the Trust entered into a Credit Agreement with PNC Bank, National Association which provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust except for the Lake Partners LASSO Alternatives Fund, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.25% of the commitment amount of the facility. Legal expenses in connection with the preparation of any amendments are limited to no more than $2,500. Prior to April 28, 2009, the Credit Agreement with The Bank of Nova Scotia had an annual facility fee of 0.125% of the commitment amount of the facility in addition to an annual administration fee of $75,000. At April 30, 2009, there were no borrowings outstanding on the line of credit.

The Optimum Mid Cap Fund utilized the line of credit during the six months ended April 30, 2009. The average daily loan balance outstanding on the days where borrowings existed was $2,160,413, the weighted average interest rate was 3.25% and the interest expense, which is included on the Statement of Operations was $2,901. No other Fund utilized the line of credit during the six months ended April 30, 2009.

NOTE (I) REFLOW FUND LLC: The Veredus Aggressive Growth Fund may participate in the ReFlow Fund LLC program ("ReFlow"), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the Veredus Aggressive Growth Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

The costs to the Veredus Aggressive Growth Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

As of April 30, 2009, the Veredus Aggressive Growth Fund had not utilized
ReFlow.

NOTE (J) SUBSEQUENT EVENTS:

CHANGE IN SUB-ADVISOR FOR ASTON/MB ENHANCED EQUITY INCOME FUND: On June 1, 2009, the Board of Trustees of Aston Funds considered and approved (i) the termination of the sub-investment advisory agreement between Aston and MB Investment Partners, Inc. on behalf of Aston/MB Enhanced Equity Income Fund (the "Fund") and (ii) a new sub-investment advisory agreement with M.D. Sass Investors Services, Inc. ("M.D. Sass") on behalf of the Fund ("New Sub-Investment Advisory Agreement"). After consideration of several factors, the Board determined that the New Sub-Investment Advisory Agreement was in the best interests of the Fund. The former agreement with MB Investment Partners, Inc. was terminated as of June 1, 2009 and the New Sub-Investment Advisory Agreement became effective as of that date. All of the assets of the Fund were allocated to M.D. Sass for management and there is no change in the Fund's investment objective or principal investment strategies. Effective as of June 1, 2009, the Fund changed its name to Aston/M.D. Sass Enhanced Equity Fund and the Fund's contractual expense limitation changed to 1.40%. In accordance with the terms of a managers-of-managers exemptive order applicable to the Fund, shareholders of the Fund will receive an information statement describing the new sub-adviser, the New Sub-Investment Advisory Agreement and the amended fee waiver for the Fund.

Effective as of June 30, 2009, the name of the Aston/TAMRO All Cap Fund (the "Fund") will change to the Aston/TAMRO Diversified Equity Fund. In addition, the Fund's primary benchmark will change to Russell 1000 Index. Under normal conditions, the Fund will invest at least 80% of its assets in equity securities. There is no change in the Fund's investment objective or portfolio manager.

Effective as of June 30, 2009, the name of the Aston/Smart Portfolios Fund will change to the Aston Dynamic Allocation Fund. There is no change to the Fund's investment objective, principal investment strategies or portfolio manager.

On June 18, 2009, the Board determined that the termination and liquidation of Aston/Fortis Global Real Estate Fund (the "Fund") is in the best interests of the Fund. The estimated liquidation date of the Fund is on or about July 30, 2009.

Aston Funds

ADDITIONAL INFORMATION (UNAUDITED)                                APRIL 30, 2009

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH ASTON ASSET MANAGEMENT LLC IN CONNECTION WITH THE ANNUAL CONSIDERATION OF THE INVESTMENT ADVISORY AGREEMENTS

At an in-person meeting on December 18, 2008, the Board of the Trust, including the Independent Trustees, determined that the terms of the Investment Advisory Agreements (each an "Investment Advisory Agreement" and collectively, the "Investment Advisory Agreements") between the Trust and Aston with respect to Aston Balanced Fund, Aston Value Fund, Aston Growth Fund, Aston/Barings International Fund, Aston/Cardinal Mid Cap Value Fund, Aston/ClariVest Mid Cap Growth Fund, Aston/Fortis Global Real Estate Fund, Aston/Fortis Real Estate Fund, Aston/Montag & Caldwell Balanced Fund, Aston/Montag & Caldwell Growth Fund, Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Neptune International Fund, Aston/Optimum Mid Cap Fund, Aston/Optimum Large Cap Opportunity Fund, Aston/River Road Dividend All Cap Value Fund, Aston/River Road Small Cap Value Fund, Aston/River Road Small-Mid Cap Fund, Aston/SGA International Small-Mid Cap Fund, Aston/TAMRO All Cap Fund, Aston/TAMRO Small Cap Fund, Aston/TCH Fixed Income Fund, Aston/Veredus Aggressive Growth Fund, and Aston/Veredus Select Growth Fund (each a "Fund" and collectively, the "Funds") continued to be fair and reasonable and approved the continuation of the Investment Advisory Agreement for each Fund as being in the best interest of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of each Investment Advisory Agreement at meetings in September and December. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider the continuation of each Investment Advisory Agreement with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In evaluating each Investment Advisory Agreement on behalf of each Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Funds, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees charged and total expense ratios of the Funds compared to a peer group of funds compiled by Lipper, Inc. ("Lipper"); (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser and the duration of terms of such waivers; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the Funds. In considering the Investment Advisory Agreement on behalf of each Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the Investment Advisory Agreements. The Board considered that Aston manages each Fund by delegating the day-to-day investment responsibility for managing each Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high quality personnel and the organizational depth and stability of Aston. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper and an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objectives and policies. On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by Aston historically have been and continue to be satisfactory. With respect to all Funds, the Board concluded that the performance of each Fund over time was satisfactory.

FEES AND EXPENSES. The Board considered each Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper. As a part of this analysis, the Board considered the investment advisory fee paid by each Fund and the fees waived or expenses reimbursed by Aston and/or a subadviser and compared the gross and net advisory fees to those of a peer group. The Board considered the expense limitation and expense reimbursement agreements currently in effect with the changes discussed at the meeting and the effect those agreements would have on expense ratios of the Funds, if any. The Board also considered the advisory fees charged by Aston to other mutual fund and separate account clients, but noted that in many cases the services provided were not comparable. With respect to Aston/ClariVest Mid Cap Growth Fund and Aston/SGA International Small-Mid Cap Fund, the Board considered that the Funds had limited potential to grow to a viable size and

Aston Funds

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED                    APRIL 30, 2009

took into account the pending liquidation of those Funds. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by Aston.

COSTS AND PROFITABILITY. The Board considered certain financial information and statistics related to the costs and profitability of Aston's advisory agreements with the Funds in light of Aston's business model, as well as fee waivers or expenses to be reimbursed, as applicable. The Board noted that for certain funds, Aston and the subadviser generally will each bear 50% of any fee waivers or expense reimbursements. This information was provided by Aston, contained a number of estimates and allocations and had not been audited or independently verified. Because the Board recognized the inherently subjective nature of profitability analysis, this information was utilized as an approximate rather than a definitive measure of profitability. The Board considered that Aston must be able to compensate its employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Funds. Based on the information provided, the Board concluded that the profits realized by Aston in connection with the management of the Funds were not unreasonable.

ECONOMIES OF SCALE. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that economies of scale were limited at this time for certain Funds due to their size and that for certain Funds with breakpoints the management fee schedule reflects an appropriate level of sharing of economies of scale.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the character and amount of other incidental benefits received by Aston as a result of its relationship with the Funds. The Board also considered the nature and amount of fees to be paid by the Funds for services provided by Aston for administration services. The Board also considered payments under the Rule 12b-1 distribution plan and noted that Aston does not manage any of the Aston Funds directly and therefore will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that any incidental benefits to be received by Aston from its relationship with the Funds are expected to be reasonable and that the advisory fees were reasonable taking into account any other benefits to be received by the Adviser.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for each Fund including the advisory fees were fair and reasonable, and that the Investment Advisory Agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENTS IN CONNECTION WITH THE ANNUAL CONSIDERATION OF THE SUB-ADVISORY AGREEMENTS

At an in-person meeting on December 18, 2008, the Board of the Trust determined that the terms of the Sub-Investment Advisory Agreements (each a "Sub-Investment Advisory Agreement" and collectively, the "Sub-Investment Advisory Agreements") between Aston and each of the following sub-advisers (each a "Subadviser," and collectively, the "Subadvisers"): (i) Fortis Investment Management USA, Inc., with respect to Aston/Fortis Real Estate Fund and Aston/Fortis Global Real Estate Fund, (ii) Montag & Caldwell, Inc. with respect to Aston/Montag & Caldwell Growth Fund, Aston Growth Fund, the equity portion of Aston Balanced Fund, Aston/Montag & Caldwell Balanced Fund and Aston/Montag & Caldwell Mid-Cap Growth Fund, (iii) Veredus Asset Management LLC, with respect to Aston/Veredus Aggressive Growth Fund and Aston/Veredus Select Growth Fund, (iv) MFS Institutional Advisors Inc. with respect to Aston Value Fund, (v) Barings Asset Management, Inc., with respect to Aston/Barings International Fund, (vi) Cardinal Capital Management, L.L.C., with respect to Aston/Cardinal Mid Cap Value Fund, (vii) ClariVest Asset Management LLC, with respect to Aston/ClariVest Mid Cap Growth Fund, (viii) Neptune Investment Management Limited, with respect to Aston/Neptune International Fund, (ix) Optimum Investment Advisors, LLC, with respect to Aston/Optimum Mid Cap Fund and Aston/Optimum Large Cap Opportunity Fund, (x) River Road Asset Management, LLC, with respect to Aston/River Road Dividend All Cap Value Fund, Aston/River Road Small Cap Value Fund and Aston/River Road Small-Mid Cap Fund, (xi) Strategic Global Advisors, LLC, with respect to Aston/SGA International Small-Mid Cap Fund, (xii) TAMRO Capital Partners, Inc., with respect to Aston/TAMRO All Cap Fund and Aston/TAMRO Small Cap Fund, and (xiii) Taplin, Canida & Habacht, LLC ("TCH"), with respect to Aston/TCH Fixed Income Fund and the fixed income portion of Aston Balanced Fund; (the foregoing funds each being referred to as a "Fund," and collectively as the "Funds") continued to be fair and reasonable and approved the continuation of the Sub-Investment Advisory Agreement for each Fund as being in the best interest of the Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of each Sub-Investment Advisory Agreement at meetings in September and December. The Board also noted that it had recently considered the impact of one or more changes of control with respect to the subadvisers controlled by Fortis Bank NV/SA and with respect to TCH. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider the continuation of each Sub-Investment Advisory Agreement with respect to each Fund and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connec-


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tion with its approval of the Sub-Investment Advisory Agreements were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the Sub-Investment Advisory Agreements. The Board considered the experience and skills of senior management and investment personnel of each Subadviser, the resources made available to such personnel, the ability of each Subadviser to attract and retain high-quality personnel, and the organizational depth and stability of each Subadviser. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds compiled by Lipper Inc. and to an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objectives and policies.

On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by each Subadviser historically have been and continue to be satisfactory, and that the performance of each Fund over time was satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreements as well as the overall management fee structure of the Funds. The Board considered that the sub-advisory fee rates were negotiated at arm's length between Aston and each Subadviser, each an unaffiliated third party, and that Aston will compensate each Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of each Fund and whether a Fund will benefit from any economies of scale. With respect to Aston/ClariVest Mid Cap Growth Fund and Aston/SGA International Small-Mid Cap Fund, the Board considered that the Funds had limited potential for growing to a viable size and took into account the pending liquidation of those Funds. The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services provided and that the economies of scale were limited at this time.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board considered potential benefits to certain Subadvisers from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadvisers from their relationship with the Funds.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of each Sub-Investment Advisory Agreement are fair and reasonable, and that the continuance of each Sub-Investment Advisory Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE CONTINUATION OF CERTAIN SUB-INVESTMENT ADVISORY AGREEMENTS IN CONNECTION WITH THE BNP TRANSACTION

At an in person meeting held on November 25, 2008, the Board the Trust, including all of the Independent Trustees present at the Meeting, considered whether to approve the continuation of the sub-investment advisory agreements between Aston and the following subadvisers (each a "Subadviser," and collectively, the "Subadvisers") with respect to the following funds (each a "Fund" and collectively, the "Funds"):

FUND                            SUBADVISER
-----------------------------   ----------------------------
Aston/Fortis                    Fortis Investment
   Global Real Estate Fund      Management USA, Inc. ("FIM")
Aston/Fortis Real Estate Fund
Aston Balanced Fund*            Montag & Caldwell, Inc.
Aston Growth Fund               ("Montag & Caldwell")
Aston/Montag
   & Caldwell Balanced Fund
Aston/Montag & Caldwell
   Growth Fund
Aston/Montag & Caldwell
   Mid Cap Growth Fund

* The Fund is managed under a multi manager approach and Montag & Caldwell serves as manager to the equity portion of the portfolio.

The Board noted that, at its October 10, 2008 meeting, it had approved the continuation of the sub-investment advisory agreements on the same terms, including the fees payable to each Subadviser, in connection with the acquisition of substantially all of the outstanding capital and voting rights of Fortis Bank SA/NV ("Fortis Bank"), the parent company of each Subadviser, by the Belgian government. The Board considered information provided by FIM regarding the agreement by BNP Paribas SA ("BNP") to acquire approximately 75% of the capital and voting rights of Fortis Bank from the Belgian government in a series of transactions that are anticipated to be completed by the end of first quarter of 2009 (the "BNP Transaction") and the expectation that the Belgian government would retain a 25% plus one share capital and voting interest in Fortis Bank and acquire 11.6% of BNP. The Board considered that upon completion of the BNP Transaction, BNP will be presumed to have an indirect controlling interest in each Subadviser under the Investment Company Act of 1940, as amended (the "1940 Act"). The Board considered that the BNP Transaction may be deemed an "assignment" of the sub-investment advisory agreements under the 1940 Act, causing the agreements to automatically terminate.

In anticipation of the termination of the sub-investment advisory agreements, the Board, including the Independent Trustees, determined that the continuation of each sub-investment advisory agreement, including the continuation of the Agreement in connection with any additional assignment that


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may be deemed to occur as a result of subsequent stages of the BNP Transaction, is in the best interests of each Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the continuation of the sub-investment advisory agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the continuation of the sub-investment advisory agreements with respect to each Fund, the Board considered information provided by FIM regarding the BNP Transaction and representations from FIM on behalf of the Subadvisers that the BNP Transaction is not expected to result in any changes to investment personnel or otherwise affect the nature, extent and quality of services to be provided by the Subadvisers. The Board also considered that the terms of the sub-investment advisory agreements, including the fees payable to the Subadvisers, would not change. The Board also considered that Fortis Bank or an affiliate will bear all costs of the Funds relating to the BNP Transaction. The Board considered that it had recently approved or renewed each sub-investment advisory agreement pursuant to an extensive annual renewal process that concluded at its December 2007 meeting or pursuant to an extensive initial contract approval process in the last year, and that it was in the process of completing this year's contract renewal process. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of portfolio management expected following the BNP Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the initial approval or last renewal of each sub-investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including of the Independent Trustees present at the meeting, concluded that the continuation of the sub-investment advisory agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE CONTINUANCE OF THE SUB-INVESTMENT ADVISORY AGREEMENT IN CONNECTION WITH THE VEREDUS REPURCHASE TRANSACTION

At an in person meeting held on November 25, 2008, the Board of Trustees (the "Board") of Aston Funds (the "Trust"), including all of the Independent Trustees present at the Meeting, considered whether to approve the continuation of the sub-investment advisory agreements between Aston Asset Management LLC ("Aston") and Veredus Asset Management LLC (the "Subadviser") with respect to Aston/Veredus Aggressive Growth Fund and Aston/Veredus Select Growth Fund (each a "Fund" and collectively, the "Funds").

The Board noted that, at its October 10, 2008 meeting, it had determined to approve the continuation of sub-investment advisory agreements on the same terms, including the fees payable to the Subadviser, in connection with the acquisition of substantially all of the outstanding capital and voting rights of Fortis Bank SA/NV ("Fortis Bank"), the parent company of the Subadviser, by the Belgian government.

At its November 25, 2008 meeting, the Board received and considered information provided by the Subadviser with respect to its repurchase of all of the ownership interests in the Subadviser held by Fortis Bank (the "Veredus Repurchase Transaction"). The Board considered that upon completion of the Veredus Repurchase Transaction, Fortis Bank will no longer hold any ownership interests in the Subadviser. The Board considered that the Veredus Repurchase Transaction may be deemed a change of control of the Subadviser under the Investment Company Act of 1940, as amended (the "1940 Act") and may result, upon its completion, in the automatic termination of the sub-investment advisory agreements. The Board considered that the Veredus Repurchase Transaction is expected to close prior to the BNP Paribas Transaction and that any indirect ownership of BNP Paribas would be temporary.

In anticipation of the termination of the sub-investment advisory agreements, the Board, including the Independent Trustees, determined that the continuation of each sub-investment advisory agreement is in the best interests of each Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the continuation of the sub-investment advisory agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the continuation of the sub-investment advisory agreements, the Board considered information provided by the Subadviser regarding the Transaction and representations from the Subadviser that the Veredus Repurchase Transaction is not expected to result in any changes to investment personnel or otherwise affect the nature, extent and quality of services to be provided by the Subadviser. The Board considered information regarding the financial strength and resources of Veredus following the completion of the Veredus Repurchase Transaction. The Board also considered the pros and cons of being a smaller, more entrepreneurial company wholly-owned by management versus being partially owned by a larger international company. The Board also considered that the terms of the sub-investment advisory agreements, including the fees payable to the Subadviser, would not change. The Board also considered that the Funds will not bear the costs relating to the Veredus Repurchase Transaction.

The Board considered that it had recently renewed the sub-investment advisory agreements pursuant to an extensive annual renewal process that concluded at its December 2007 meeting, and that it was in the process of completing this year's contract renewal process. The Board also determined


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that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of portfolio management expected following the Veredus Repurchase Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the last renewal of each sub-investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including of the Independent Trustees present at the Meeting, concluded that the continuation of the sub-investment advisory agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE CONTINUANCE OF THE SUB-INVESTMENT ADVISORY AGREEMENT IN CONNECTION WITH THE VEREDUS TRANSACTION

At an in person meeting held on March 19, 2009, the Board of the Trust, including all of the Independent Trustees present at the Meeting, considered whether to approve the continuation of the sub-investment advisory agreements between Aston and Veredus Asset Management LLC (the "Subadviser") with respect to Aston/Veredus Aggressive Growth Fund and Aston/Veredus Select Growth Fund (each a "Fund" and collectively, the "Funds").

The Board noted that, at its November 25, 2008 meeting, it had determined to approve the continuation of the sub-investment advisory agreements on the same terms, including the fees payable to the Subadviser, in connection with the Subadviser's repurchase of all of the ownership interests in the Subadviser held by Fortis Bank SA/NV.

At its March 19, 2009 meeting, the Board received and considered information provided by the Subadviser with respect to the combination of Veredus with Todd Investment Advisors, Inc. through a series of transactions in which Veredus would acquire substantially all of the assets and identified liabilities of Todd Investment Advisors, Inc. in exchange for newly issued shares of Veredus (the "Veredus Transaction"). The Board considered that the transaction may be deemed a change of control of the Subadviser under the Investment Company Act of 1940, as amended (the "1940 Act") and may result, upon its completion, in the automatic termination of the sub-investment advisory agreements.

In anticipation of the termination of the sub-investment advisory agreements, the Board, including the Independent Trustees, determined that the continuation of each sub-investment advisory agreement is in the best interests of each Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the continuation of the sub-investment advisory agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the continuation of the sub-investment advisory agreements, the Board considered information provided by the Subadviser regarding the Veredus Transaction and representations from the Subadviser that the Veredus Transaction is not expected to result in any changes to investment personnel or otherwise negatively affect the nature, extent and quality of services to be provided by the Subadviser. The Board considered information regarding the financial strength and resources of Veredus following the completion of the Veredus Transaction, as well as changes in the management structure of the firm. The Board also considered the benefits of being a combined entity with a larger asset base and more diverse product line. The Board also considered that the terms of the sub-investment advisory agreements, including the fees payable to the Subadviser, would not change. The Board also considered that the Funds will not bear the costs relating to the Veredus Transaction.

The Board considered that it had recently renewed the sub-investment advisory agreements pursuant to an extensive annual renewal process that concluded at its December 2008 meeting. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of portfolio management expected following the Veredus Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the last renewal of each sub-investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including of the Independent Trustees present at the Meeting, concluded that the continuation of the sub-investment advisory agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENTS IN CONNECTION WITH THE TCH TRANSACTION

At an in person meeting held on November 25, 2008, the Board of the Trust, including all of the Independent Trustees, considered whether to approve the new sub-investment advisory agreements between Aston and Taplin, Canida & Habacht, LLC on behalf of Aston/TCH Fixed Income Fund and the fixed income portion of the Aston Balanced Fund (each a "Fund" and collectively, the "Funds"). The Board considered that the current agreements would terminate as a result of their assignment in connection with the sale of substantially all of the assets of Taplin, Canida & Habacht, Inc. (the "Subadviser").


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The Board considered information provided by the Subadviser regarding the acquisition by Taplin, Canida & Habacht, LLC ("TCH"), a newly formed entity controlled by Marshall & Ilsley Corporation ("M&I"), of substantially all of the assets and certain liabilities of the Subadviser (the "TCH Transaction"). The Board considered that upon completion of the TCH Transaction, M&I will hold a controlling interest in the successor to the Subadviser. The Board considered that the TCH Transaction would result in the assignment of the sub-investment advisory agreements, causing the agreements to automatically terminate.

In anticipation of the termination of the sub-investment advisory agreements in connection with the TCH Transaction, the Board, including the Independent Trustees, determined that the continuation of each sub-investment advisory agreement is in the best interests of each Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the sub-investment advisory agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve new sub-investment advisory agreements, the Board received information and made inquiries into all matters deemed relevant and considered information provided by the Subadviser regarding the TCH Transaction and representations from the Subadviser that the TCH Transaction is not expected to result in any changes to investment personnel or otherwise affect the nature, extent and quality of services to be provided by the Subadviser. The Board considered the pro and cons of being associated with a larger, publicly-traded financial services parent, versus being a smaller, entrepreneurial company wholly-owned by management. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of portfolio management expected following the TCH Transaction. The Board considered that the terms of the sub-investment advisory agreements, including the fees payable to the Subadviser, would not change. The Board also considered that the Funds will not bear any costs relating to the TCH Transaction.

The Board considered that it had renewed the sub-investment advisory agreements pursuant to an extensive annual renewal process that concluded at its December 2007 meeting, and that the Board was in the process of completing this year's annual contract renewal process. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the last renewal of the sub-investment advisory agreements, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees present at the Meeting, concluded that the continuation of the sub-investment advisory agreement on behalf of each Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT WITH ASTON ASSET MANAGEMENT LLC WITH RESPECT TO THE ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND

At an in-person meeting on March 19, 2009, the Board of the Trust, including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston with respect to the Aston/Lake Partners LASSO Alternatives Fund (the "New Fund") are fair and reasonable and approved the Investment Advisory Agreement for the New Fund as being in the best interests of the New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the March meeting and prior meetings. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to the New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the New Fund, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the New Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by affiliates of the investment adviser from its relationship with the New Fund. In considering the Investment Advisory Agreement on behalf of the New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered that Aston intends to manage the New Fund by delegating the day-to-day investment responsibility for managing the New Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administration services currently provided by Aston to the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

EXPENSES. The Board considered the New Fund's proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this


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analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the New Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board considered the resources involved in managing the New Fund in light of Aston's business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the New Fund, the adviser and subadviser each generally will bear 50% of any fee waivers or expense reimbursements. Because the New Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board of Trustees concluded that profitability was not expected to be unreasonable.

ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the New Fund grows. The Board considered the potential asset size of the New Fund, as well as the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the nature and amount of fees to be paid by the New Fund for services to be provided by Aston for administration services. The Board noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that the advisory fees were reasonable taking into account any other benefits to be received by the Adviser from its relationship with the New Fund.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the New Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the New Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO THE ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND

The Board of the Trust approved a Sub-Investment Advisory Agreement (the "Sub-Investment Advisory Agreement") between Aston and Lake Partners, Inc. ("Subadviser" or "Lake Partners") with respect to the Aston/Lake Partners LASSO Alternatives Fund (the "New Fund") at an in-person meeting on March 19, 2009. The Board considered information provided, and discussions held, at the March meeting and at prior meetings. The Independent Trustees met separately from the "interested" Trustee of the Trust and any officers of Aston, the Subadviser or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreements were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, extent and quality of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed Subadviser. The Board also considered the investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day investment management of the New Fund and the resources made available to such personnel. The Board also considered the Subadviser's experience with institutional and separately managed accounts. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Subadviser are expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund. The Board considered that the sub-advisory fee rates were negotiated at arm's length between Aston and the Subadviser, an unaffiliated third party, and that Aston will compensate the Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits received by the Subadviser. The Board considered potential benefits to the Subadviser from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadviser from its relationship with the New Fund.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board's analysis.


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DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                 EXPENSES
                                           VALUE       VALUE      EXPENSE   PAID DURING
                                          11/01/08    04/30/09   RATIO(1)    PERIOD(2)
                                         ---------   ---------   --------   -----------
M&C GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  989.80     1.16%      $ 5.72
   Class I ...........................      1,000       990.80     0.91%        4.49
   Class R ...........................      1,000       988.50     1.41%        6.95
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.04     1.16%      $ 5.81
   Class I ...........................      1,000     1,020.28     0.91%        4.56
   Class R ...........................      1,000     1,017.80     1.41%        7.05
VEREDUS SELECT GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  927.50     1.30%      $ 6.21
   Class I ...........................      1,000       929.10     1.05%        5.02
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35     1.30%      $ 6.51
   Class I ...........................      1,000     1,019.59     1.05%        5.26
GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  991.20     1.25%      $ 6.17
   Class I ...........................      1,000       992.70     1.00%        4.94
   Class R ...........................      1,000       990.70     1.50%        7.40
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.60     1.25%      $ 6.26
   Class I ...........................      1,000     1,019.84     1.00%        5.01
   Class R ...........................      1,000     1,017.36     1.50%        7.50
OPTIMUM LARGE CAP OPPORTUNITY FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  992.60     1.14%      $ 5.63
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.14     1.14%      $ 5.71
VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  920.30     1.07%      $ 5.09
   Class I ...........................      1,000       922.70     0.82%        3.91
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.49     1.07%      $ 5.36
   Class I ...........................      1,000     1,020.73     0.82%        4.11
TAMRO ALL CAP FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,008.60     1.20%      $ 5.98
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.84     1.20%      $ 6.01
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  901.40     1.26%      $ 5.94
   Class I ...........................      1,000       903.60     1.01%        4.77
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.55     1.26%      $ 6.31
   Class I ...........................      1,000     1,019.79     1.01%        5.06
OPTIMUM MID CAP FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,038.70     1.30%      $ 6.57
   Class I ...........................      1,000     1,040.50     1.05%        5.31
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35     1.30%      $ 6.51
   Class I ...........................      1,000     1,019.59     1.05%        5.26

Aston Funds

                                                                  APRIL 30, 2009

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                 EXPENSES
                                           VALUE       VALUE      EXPENSE   PAID DURING
                                          11/01/08    04/30/09   RATIO(1)    PERIOD(2)
                                         ---------   ---------   --------   -----------
M&C MID CAP GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,003.40      1.40%       $6.95
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85      1.40%       $7.00
CARDINAL MID CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,015.10      1.40%       $6.99
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85      1.40%       $7.00
RIVER ROAD SMALL-MID CAP FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  975.10      1.50%       $7.35
   Class I ...........................      1,000       975.70      1.25%        6.12
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.36      1.50%       $7.50
   Class I ...........................      1,000     1,018.60      1.25%        6.26
VEREDUS AGGRESSIVE GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  928.90      1.49%       $7.13
   Class I ...........................      1,000       930.80      1.24%        5.94
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.41      1.49%       $7.45
   Class I ...........................      1,000     1,018.65      1.24%        6.21
TAMRO SMALL CAP FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  967.00      1.32%       $6.44
   Class I ...........................      1,000       969.00      1.07%        5.22
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.25      1.32%       $6.61
   Class I ...........................      1,000     1,019.49      1.07%        5.36
RIVER ROAD SMALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  968.60      1.43%       $6.98
   Class I ...........................      1,000       969.50      1.18%        5.76
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.70      1.43%       $7.15
   Class I ...........................      1,000     1,018.94      1.18%        5.91
NEPTUNE INTERNATIONAL FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  971.70      1.27%       $4.67
   Class I ...........................      1,000       974.00      1.02%        4.99
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.50      1.27%       $4.78
   Class I ...........................      1,000     1,019.74      1.02%        5.11
BARINGS INTERNATIONAL FUND
   ACTUAL FUND RETURN
   Class I ...........................     $1,000    $1,016.90      1.15%       $5.75
   HYPOTHETICAL 5% RETURN
   Class I ...........................     $1,000    $1,019.09      1.15%       $5.76
FORTIS GLOBAL REAL ESTATE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  838.40      1.50%       $6.84
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.36      1.50%       $7.50

                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                 EXPENSES
                                           VALUE       VALUE      EXPENSE   PAID DURING
                                          11/01/08    04/30/09   RATIO(1)    PERIOD(2)
                                         ---------   ---------   --------   -----------
SMART PORTFOLIOS FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,004.00     1.30%       $6.46
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35     1.30%       $6.51
NEW CENTURY ABSOLUTE RETURN ETF FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  908.80     1.50%       $7.10
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.36     1.50%       $7.50
MB ENHANCED EQUITY INCOME FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  993.40     1.10%       $5.44
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.34     1.10%       $5.51
LAKE PARTNERS LASSO ALTERNATIVES
   FUND (3)
   ACTUAL FUND RETURN
   Class I ...........................     $1,000    $1,015.00     1.35%       $6.74
   HYPOTHETICAL 5% RETURN
   Class I ...........................     $1,000    $1,018.10     1.35%       $6.76
FORTIS REAL ESTATE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $  787.40     1.37%       $6.07
   Class I ...........................      1,000       787.70     1.12%        4.96
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.00     1.37%       $6.85
   Class I ...........................      1,000     1,019.24     1.12%        5.61
M&C BALANCED FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,032.50     1.35%       $6.80
   Class I ...........................      1,000     1,033.90     1.10%        5.55
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.10     1.35%       $6.76
   Class I ...........................      1,000     1,019.34     1.10%        5.51
BALANCED FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,019.40     1.56%       $7.81
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.06     1.56%       $7.80
TCH FIXED INCOME FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,080.90     0.74%       $3.82
   Class I ...........................      1,000     1,082.20     0.49%        2.53
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,021.12     0.74%       $3.71
   Class I ...........................      1,000     1,022.36     0.49%        2.46

(1)  Annualized, based on the Funds' most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.

(3) Lake Partners LASSO Alternatives Fund commenced investment operations on April 1, 2009.

Aston Funds

ADVISERS

Aston Asset Management LLC
120 N. LaSalle Street, 25th Floor
Chicago, IL 60602

Fortis Investment Management USA, Inc.
75 State Street
Boston, MA 02109

SUBADVISERS

Fortis Investment Management USA, Inc.
75 State Street
Boston, MA 02109

Barings International Investment Limited
155 Bishopsgate
London, EC2M 3XY UK

Cardinal Capital Management, L.L.C.
One Greenwich Office Park
Greenwich, CT 06831

Lake Partners, Inc.
24 Field Point Road
Greenwich, CT 06830

M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, NY 10036

MFS Institutional Advisors Inc.
500 Boylston Street
Boston, MA 02116

Montag & Caldwell, Inc.
3455 Peachtree Road NE, Suite 1200
Atlanta, GA 30326

SUBADVISERS - CONTINUED

Neptune Investment Management Limited
1 Hammersmith Grove
London, W6 0NB

New Century Capital Management, LLC
36 South Washington Street
Hinsdale, IL 60521

Optimum Investment Advisors, LLC
100 South Wacker Drive, Suite 2100
Chicago, IL 60606

River Road Asset Management, LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

Smart Portfolios, LLC
17865 Ballinger Way NE
Seattle, WA 98155

TAMRO Capital Partners LLC
1660 Duke St.
Alexandria, VA 22314

Taplin, Canida & Habacht, Inc.
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131

Todd-Veredus Asset Management LLC
6060 Dutchmans Lane
One Paragon Centre, Suite 320
Louisville, KY 40205

SHAREHOLDER SERVICES

Aston Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Kenneth C. Anderson, President and
   Chief Executive Officer
Gerald F. Dillenburg, Senior Vice President,
   Secretary and Treasurer, Chief Operating
      Officer, Chief Financial Officer
      and Chief Compliance Officer
Juli A. Braun, Assistant Treasurer
Laura M. Curylo, Assistant Treasurer
James A. Dimmick, Assistant Secretary
Marc J. Peirce, Assistant Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Sears Tower
233 S. Wacker Drive
Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992-8151.

Guide to Shareholder Benefits

We're delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

                                                              www.astonfunds.com

Our Shareholder Services Line Is at Your Service 24 Hours a Day

800 992-8151

Investor Services

Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

(ASTON ASSET MANAGEMENT LOGO)

Aston Funds
P.O. Box 9765
Providence, RI 02940

(ASTON FUNDS LOGO)

                                                SEMI ANNUAL REPORT 2009
                                                APRIL 30, 2009

                                                CLASS Y, YS, & I SHARES
                                                INSTITUTIONAL MONEY MARKET FUNDS

                                                CLASS S & N SHARES
                                                MONEY MARKET FUNDS

                                   (GRAPHIC)

                                                Aston Funds

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers. Together with the Funds' distributor, PFPC Distributors, Inc., we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

     - Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

     - Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

     - Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

     - Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

     - Companies that provide services for us to help market our products to you; and

     -    Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within both the Funds' and Distributor's organizations, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the Web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have or had a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The Aston Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

                      This page left blank intentionally.

Aston Funds

MONEY MARKET FUNDS

   Fortis Institutional Prime Money Market Fund
   Fortis Government Money Market Fund
   Fortis Tax-Exempt Money Market Fund
   Fortis Treasury Money Market Fund
   Aston/Fortis Investor Money Market Fund

TABLE OF CONTENTS

Performance Summary ......................................................     2
Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................    11
Statement of Operations ..................................................    13
Statements of Changes in Net Assets ......................................    14
Financial Highlights .....................................................    16
Notes to Financial Statements ............................................    21
Additional Information ...................................................    26

     THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
     IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS
        WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES,
                        EXPENSES AND OTHER INFORMATION.

     ASTON FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD,
                           KING OF PRUSSIA, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 - www.astonfunds.com

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Aston Funds
PERFORMANCE SUMMARY (UNAUDITED)                                   APRIL 30, 2009

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                -------------------------------------------------------
                                                 7-DAY    SIX MONTH
                                                AVERAGE     TOTAL      ONE   FIVE   LIFE OF   INCEPTION
                                                 YIELD     RETURN*    YEAR   YEAR     FUND       DATE
                                                -------   ---------   ----   ----   -------   ---------
FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND+
   Class Y                                       0.06%      0.47%     1.81%  3.46%   3.29%     12/28/99
   Class YS                                      0.00       0.36      1.57   3.20    2.89      06/29/00
iMoneyNet First Tier Institutional Average                  0.49      1.68   3.27    3.09      12/31/99
                                                                                     2.94

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                -------------------------------------------------------
                                                 7-DAY    SIX MONTH
                                                AVERAGE     TOTAL      ONE   FIVE     TEN     INCEPTION
                                                 YIELD      RETURN    YEAR   YEAR     YEAR       DATE
                                                -------   ---------   ----   ----   -------   ---------
FORTIS GOVERNMENT MONEY MARKET FUND** +
   Class I                                       0.00%      0.01%     0.85%  3.04%   3.11%     01/04/93
   Class S                                       0.00       0.00      0.68   2.74    2.80      04/22/93
iMoneyNet Government & Agency Retail Average                0.18      0.94   2.71    2.75
FORTIS TAX-EXEMPT MONEY MARKET FUND** +
   Class I                                       0.04       0.13      1.03   2.13    2.09      01/04/93
   Class S                                       0.00       0.08      0.84   1.89    1.84      03/24/93
iMoneyNet National Retail Average                           0.23      1.14   1.97    1.90
FORTIS TREASURY MONEY MARKET FUND** +
   Class I                                       0.00       0.00      0.66   2.81    2.90      01/04/93
   Class S                                       0.00       0.00      0.55   2.59    2.66      03/25/93
iMoneyNet Treasury & Repo Retail Average                    0.02      0.51   2.46    2.57
ASTON/FORTIS INVESTOR MONEY MARKET FUND+
   Class N                                       0.00       0.01      0.80   2.80    2.90      12/14/93
iMoneyNet First Tier Retail Average                         0.33      1.27   2.81    2.81

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ASTONFUNDS.COM.

INDEXES ARE UNMANAGED AND DO NOT TAKE INTO ACCOUNT FEES, EXPENSES OR OTHER
COSTS.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

*    NOT ANNUALIZED.

** THE FUNDS' INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES THROUGH FEBRUARY 28, 2010. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES WERE NOT IN EFFECT.

+ FOR PORTIONS OF THE PERIOD NOVEMBER 1, 2008 THROUGH APRIL 30, 2009, THE FUNDS VOLUNTARILY WAIVED ALL OR A PORTION OF THE INVESTMENT ADVISORY AND/OR DISTRIBUTION EXPENSES TO AVOID A NEGATIVE YIELD TO THE FUND.

AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. THE 7-DAY AVERAGE YIELD MORE CLOSELY REFLECTS THE FUNDS' CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

Aston Funds
FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND                      APRIL 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

COMMERCIAL PAPER            68%
CERTIFICATES OF DEPOSIT      4%
CORPORATE NOTES AND BONDS    2%
TIME DEPOSITS                4%
REPURCHASE AGREEMENT         4%
CASH AND OTHER NET ASSETS   18%

% OF TOTAL NET ASSETS

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                      --------------
COMMERCIAL PAPER (a) - 68.19%
               ASSET-BACKED - 38.46%
               Atlantic Asset Securitization
$ 15,000,000      0.300%, 05/07/09 (b) ........................   $   14,999,250
  20,000,000      0.300%, 05/13/09 (b) ........................       19,998,000
  15,000,000      0.280%, 05/21/09 (b) ........................       14,997,667
               Barton Capital LLC
  30,000,000      0.160%, 05/01/09 (b) ........................       30,000,000
  15,000,000      0.300%, 05/13/09 (b) ........................       14,998,500
  25,000,000   Calyon (NY)
                  0.430%, 05/18/09 ............................       24,994,924
  55,000,000   Charta LILC
                  0.500%, 05/12/09 (b) ........................       54,991,597
               CRC Funding LLC
  20,000,000      0.550%, 05/07/09 (b) ........................       19,998,167
  20,000,000      0.550%, 05/22/09 (b) ........................       19,993,583
  10,000,000      0.450%, 05/26/09 (b) ........................        9,996,875
  15,000,000   Gemini Securitization LLC
                  0.330%, 05/20/09 (b) ........................       14,997,388
  20,000,000   Jupiter Securitization LLC
                  0.200%, 05/01/09 (b) ........................       20,000,000
               Mont Blanc Capital
  20,000,000      0.420%, 05/18/09 (b) ........................       19,996,033
  25,000,000      0.430%, 05/20/09 (b) ........................       24,994,327
  15,000,000   Sheffield Receivables Capital
                  0.330%, 05/14/09 (b) ........................       14,998,212
               Svenska Handlesbank
  15,000,000      0.350%, 05/11/09 ............................       14,998,542
  10,000,000      0.330%, 05/20/09 ............................        9,998,258
  18,753,000   Thames Asset Global Securitization
                  0.450%, 05/11/09 (b) ........................       18,750,656
               Variable Funding Capital
  14,121,000      0.230%, 05/01/09 (b) ........................       14,121,000
  15,049,000      0.310%, 05/20/09 (b) ........................       15,046,538
   1,000,000      0.330%, 05/20/09 (b) ........................          999,826
                                                                  --------------
                                                                     393,869,343
                                                                  --------------
               BANKS - 18.55%
  30,000,000   Bank of America
                  0.160%, 05/01/09 ............................       30,000,000

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                      --------------
               BANKS (CONTINUED)
$ 15,000,000   Lloyds TSB Bank PLC
                  0.380%, 05/15/09 ............................   $   14,997,783
  15,000,000   Nordea Bank Finland (NY)
                  0.870%, 05/12/09 ............................       14,996,012
  45,000,000   Rabobank Nederland (NY)
                  0.150%, 05/01/09 ............................       45,000,000
               Societe Generale NY
  20,000,000      0.300%, 05/04/09 ............................       19,999,500
  20,000,000      0.330%, 05/29/09 ............................       19,994,867
  45,000,000   Wells Fargo
                  0.150%, 05/01/09 ............................       45,000,000
                                                                  --------------
                                                                     189,988,162
                                                                  --------------
               FINANCE - 4.72%
               American Honda Finance
  18,350,000      0.300%, 05/06/09 ............................       18,349,235
  10,000,000      0.350%, 05/13/09 ............................        9,998,833
  20,000,000   Toyota Motor Credit
                  0.280%, 05/27/09 ............................       19,995,956
                                                                  --------------
                                                                      48,344,024
                                                                  --------------
               INSURANCE - 6.46%
               New York Life Capital
  16,000,000      0.500%, 05/07/09 (b) ........................       15,998,667
  10,004,000      0.500%, 05/08/09 (b) ........................       10,003,027
  10,000,000      0.450%, 05/20/09 (b) ........................        9,997,625
  10,222,000      0.400%, 05/21/09 (b) ........................       10,219,728
  20,000,000   Pacific Life
                  0.230%, 05/14/09 (b) ........................       19,998,339
                                                                  --------------
                                                                      66,217,386
                                                                  --------------
               TOTAL COMMERCIAL PAPER
               (Cost $698,418,915) ............................      698,418,915
                                                                  --------------
CERTIFICATES OF DEPOSIT - 4.20%
  10,000,000   Bank of Nova Scotia (Houston)
                  1.584%, 05/05/09 (c) ........................       10,000,073
               Calyon (NY)
  13,000,000      0.520%, 05/06/09 ............................       13,000,000
  20,000,000      0.480%, 05/15/09 ............................       20,000,000
                                                                  --------------
               TOTAL CERTIFICATES OF DEPOSIT
               (Cost $43,000,073) .............................       43,000,073
                                                                  --------------
CORPORATE NOTES AND BONDS - 1.46%
               BANKS - 1.46%
  15,000,000   Bank of America
                  0.350%, 05/11/09 ............................       14,998,542
                                                                  --------------
               TOTAL CORPORATE NOTES AND BONDS
               (Cost $14,998,542) .............................       14,998,542
                                                                  --------------
TIME DEPOSITS - 4.39%
  45,000,000   BB&T Branch Banking & Trust
                  0.150%, 05/01/09 ............................       45,000,000
                                                                  --------------
               TOTAL TIME DEPOSITS
               (Cost $45,000,000) .............................       45,000,000
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND                      APRIL 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  PAR VALUE                                                            VALUE
------------                                                      --------------
REPURCHASE AGREEMENT - 3.61%
$ 37,000,000   Deutsche Bank, 0.160% dated 04/30/09, matures
                  05/01/09, repurchase price $37,000,164
                  (collateralized by U.S. Government Agency
                  Instruments, with interest rates from 5.150%
                  to 7.000% and maturities from 2023 to 2039,
                  total market value $37,740,000) .............   $   37,000,000
                                                                  --------------
               TOTAL REPURCHASE AGREEMENT
               (Cost $37,000,000) .............................       37,000,000
                                                                  --------------

   SHARES

INVESTMENT COMPANIES - 18.14%
  42,225,096   AIM STIT Government & Agency Portfolio .........       42,225,096
  49,317,841   AIM STIT Treasury Portfolio ....................       49,317,841
  49,220,229   BlackRock Liquidity Funds
                  TempCash Portfolio ..........................       49,220,229
  44,985,861   BlackRock Liquidity Funds
                  TempFund Portfolio ..........................       44,985,861
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $185,749,027) ............................      185,749,027
                                                                  --------------
TOTAL INVESTMENTS - 99.99%
   (Cost $1,024,166,557)* .....................................    1,024,166,557
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.01% ......................           55,666
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $1,024,222,223
                                                                  ==============

----------
* At April 30, 2009, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2009, these securities amounted to $410,095,005 or 40.04% of net assets. These securities have been determined by the Adviser to be liquid securities.

(c) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2009.

(NY) New York

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS GOVERNMENT MONEY MARKET FUND                               APRIL 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

REPURCHASE AGREEMENTS       90%
CASH AND OTHER NET ASSETS   10%

% OF TOTAL NET ASSETS

                                                                      MARKET
  PAR VALUE                                                            VALUE
------------                                                      --------------
REPURCHASE AGREEMENTS - 89.63%
$134,000,000   Bank of America, 0.170%, dated 04/30/09, matures
                  05/01/09, repurchase price $134,000,633
                  (collateralized by U.S. Government Agency
                  instrument, with interest rate of 5.500% and
                  maturity of 2037, total market value
                  $136,680,000) ...............................   $  134,000,000
 100,000,000   Barclays Capital, 0.180%, dated 04/30/09,
                  matures 05/01/09, repurchase price
                  $100,000,500 (collateralized by U.S.
                  Government Agency instruments, with interest
                  rates from 5.000% to 6.000% and maturities
                  from 2018 to 2038, total market value
                  $102,000,000) ...............................      100,000,000
  15,000,000   Deutsche Bank, 0.140%, dated 04/30/09, matures
                  05/01/09, repurchase price $15,000,058
                  (collateralized by U.S. Treasury instrument,
                  with interest rate of 0.000% and maturity of
                  2016, total market value $15,300,000) .......       15,000,000
                                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $249,000,000) ............................      249,000,000
                                                                  --------------

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
INVESTMENT COMPANIES - 10.36%
  13,192,469   AIM STIT Government & Agency Portfolio .........   $   13,192,469
  15,584,184   BlackRock Liquidity Funds FedFund Portfolio ....       15,584,184
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $28,776,653) .............................       28,776,653
                                                                  --------------
TOTAL INVESTMENTS - 99.99%
   (Cost $277,776,653)* .......................................      277,776,653
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.01% ......................           18,077
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $  277,794,730
                                                                  ==============

----------
* At April 30, 2009, cost is identical for book and Federal income tax purposes.

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS TAX-EXEMPT MONEY MARKET FUND                               APRIL 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

GENERAL OBLIGATION          22%
EDUCATION                   15%
POLLUTION                   14%
MEDICAL                     13%
DEVELOPMENT                  5%
HOUSING                      3%
UTILITIES                    2%
CASH AND OTHER NET ASSETS   26%

% OF TOTAL NET ASSETS

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                      --------------
MUNICIPAL OBLIGATIONS - 73.72%
               ALASKA - 4.18%
               Valdez Marine Terminal RB,
                  BP Pipelines Project,
$  2,200,000      Series A
                  0.350%, 05/01/09 (b) ........................   $    2,200,000
     700,000      Series B
                  0.350%, 05/01/09 (b) ........................          700,000
                  Exxon Pipeline Project,
     500,000      Series A
                  0.100%, 05/01/09 (b) ........................          500,000
   1,400,000      Series C
                  0.100%, 05/01/09 (b) ........................        1,400,000
                                                                  --------------
                                                                       4,800,000
                                                                  --------------
               ARIZONA - 1.31%
   1,500,000   Salt River Agricultural
                  Improvement & Power TECP
                  0.700%, 05/01/09 (a) ........................        1,500,000
                                                                  --------------
               CALIFORNIA - 4.17%
   1,190,000   Alameda-Contra Costa Schools
                  Financing Authority Capital
                  Improvement Financing
                  Projects, Series A
                  Certificate of Participation
                  0.450%, 05/07/09 (b)
                  LOC: Bank of Nova Scotia ....................        1,190,000
   1,500,000   California Pollution Control
                  Financing Authority
                  Pacific Gas & Electric, Series C
                  0.330%, 05/01/09 (b)
                  LOC: JPMorgan Chase Bank ....................        1,500,000
     600,000   California State Department of
                  Water Resources Power Supply RB,
                  Series B-4
                  0.200%, 05/01/09 (b)
                  LOC: Bayerische Landesbank ..................          600,000

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                      --------------
               CALIFORNIA (CONTINUED)
$  1,500,000   Oakland-Alameda County Coliseum
                  Authority Lease RB,
                  Coliseum Project, Series C-1
                  0.350%, 05/06/09 (b)
                  LOC: Bank of New York, CA
                  State Teachers' Retirement
                  System ......................................   $    1,500,000
                                                                  --------------
                                                                       4,790,000
                                                                  --------------
               COLORADO - 2.66%
   3,060,000   Colorado Housing & Finance
                  Authority RB,
                  Multi Family Central Park,
                  0.400%, 05/06/09 (b)
                  Insured: Fannie Mae .........................        3,060,000
                                                                  --------------
               CONNECTICUT - 1.74%
   1,200,000   Connecticut State Health, GO,
                  Series B
                  0.200%, 05/07/09 (b)
                  SPA: Bayerische Landesbank ..................        1,200,000
     800,000   Connecticut State HEFA RB,
                  Yale University
                  Series V-1
                  0.300%, 05/01/09 (b) ........................          800,000
                                                                  --------------
                                                                       2,000,000
                                                                  --------------
               ILLINOIS - 4.52%
   2,900,000   Illinois Development Financing
                  Authority PCR,
                  Amoco Oil Project
                  0.350%, 05/01/09 (b) ........................        2,900,000
   1,000,000   Illinois Finance Authority RB,
                  Northwest Community Hospital
                  Series C
                  0.370%, 05/07/09 (b)
                  LOC: Wells Fargo Bank .......................        1,000,000
   1,300,000   Illinois Health Facilities Authority RB,
                  Series A
                  0.400%, 05/06/09 (b)
                  LOC: Northern Trust Co. .....................        1,300,000
                                                                  --------------
                                                                       5,200,000
                                                                  --------------
               INDIANA - 2.35%
   2,700,000   Hammond PCR,
                  Amoco Oil Project
                  0.500%, 05/01/09 (b) ........................        2,700,000
                                                                  --------------
               MARYLAND - 0.52%
     600,000   Maryland State Economic
                  Development RB,
                  U.S. Pharmacopeial,
                  Series B
                  0.450%, 05/01/09 (b)
                  LOC: Bank of America ........................          600,000
                                                                  --------------
               MASSACHUSETTS - 1.95%
     600,000   Massachusetts HEFA RB,
                  Harvard University Issue, Series Y
                  0.320%, 05/07/09 (b) ........................          600,000
     640,000   Massachusetts State Central Artery, GO,
                  Series B
                  0.470%, 05/01/09 (b)
                  SPA: State Street Bank & Trust ..............          640,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS TAX-EXEMPT MONEY MARKET FUND                               APRIL 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                      --------------
               MASSACHUSETTS (CONTINUED)
$    500,000   Massachusetts State Development
                  Finance Agency RB,
                  Boston University,
                  Series U-6A
                  0.400%, 05/01/09 (b)
                  LOC: Bank of America ........................   $      500,000
     500,000   University of Massachusetts
                  Building Authority Facilities RB,
                  Commonwealth Guaranty,
                  Series A
                  0.400%, 05/06/09 (b)
                  SPA: Bank of America ........................          500,000
                                                                  --------------
                                                                       2,240,000
                                                                  --------------
               MINNESOTA - 6.22%
     925,000   City of Minneapolis Minnesota RB,
                  University Gateway Project
                  0.470%, 05/07/09 (b)
                  SPA: Wells Fargo Bank N.A. ..................          925,000
   1,705,000   Hennepin County, GO, Series A
                  0.420%, 05/07/09 (b)
                  SPA: State Street Bank & Trust ..............        1,705,000
   1,610,000   Minneapolis Convention Center,
                  GO, Convention Center Bonds
                  0.920%, 05/07/09 (b)
                  SPA: Dexia Credit Local .....................        1,610,000
     885,000   Minneapolis, Guthrie Theater
                  Project, Series A, RB
                  0.420%, 05/07/09 (b)
                  LOC: Wells Fargo Bank .......................          885,000
      30,000   Minneapolis, Library, GO,
                  0.920%, 05/07/09 (b)
                  SPA: Dexia Credit Local .....................           30,000
   2,000,000   St Louis Park RB,
                  Park Nicollet, Series A
                  0.420%, 05/07/09 (b)
                  LOC: Wells Fargo Bank .......................        2,000,000
                                                                  --------------
                                                                       7,155,000
                                                                  --------------
               MISSISSIPPI - 2.59%
               Jackson County PCR,
                  Chevron USA Project
   1,925,000      0.300%, 05/01/09 (b) ........................        1,925,000
   1,050,000      0.350%, 05/01/09 (b) ........................        1,050,000
                                                                  --------------
                                                                       2,975,000
                                                                  --------------
               MISSOURI - 3.74%
               Missouri State HEFA RB,
                  The Washington University
                  Project, Series A
     600,000      0.480%, 05/01/09 (b)
                  SPA: Morgan Guaranty Trust ..................          600,000
                  The Washington University,
                  Series B
   1,700,000      0.480%, 05/01/09 (b)
                  SPA: Morgan Guaranty Trust ..................        1,700,000
                  Washington University Project,
                  Series B
   2,000,000      0.350%, 05/01/09 (b)
                  SPA: Wells Fargo Bank N.A. ..................        2,000,000
                                                                  --------------
                                                                       4,300,000
                                                                  --------------

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                      --------------
               NEW HAMPSHIRE - 3.58%
               New Hampshire HEFA RB,
                  Dartmouth College Project,
                  Series B
$    600,000      0.450%, 05/01/09 (b)
                  SPA: JPMorgan Chase Bank ....................   $      600,000
                  Dartmouth College, Series A
   3,520,000      0.450%, 05/01/09 (b)
                  SPA: JPMorgan Chase Bank ....................        3,520,000
                                                                  --------------
                                                                       4,120,000
                                                                  --------------
               NEW MEXICO - 1.65%
   1,900,000   Hurley PCR,
                  Kennecott Santa Fe
                  0.350%, 05/01/09 (b) ........................        1,900,000
                                                                  --------------
               NEW YORK - 7.65%
   1,500,000   New York City Trust RB,
                  Cultural Resources,
                  Lincoln Center, Series A-1
                  0.250%, 05/01/09 (b)
                  LOC: Bank of America ........................        1,500,000
               New York City, GO,
                  Sub Series E-5
     500,000      0.400%, 05/01/09
                  LOC: JPMorgan Chase Bank ....................          500,000
   1,300,000      0.400%, 05/01/09 (b)
                  LOC: JPMorgan Chase Bank ....................        1,300,000
               New York Transitional Finance
                  Authority RB,
                  Future Tax Secured,
   2,500,000      Series A-1
                  0.250%, 05/06/09 (b)
                  SPA: JPMorgan Chase Bank ....................        2,500,000
   2,000,000      Sub Series C3
                  1.050%, 05/06/09 (b)
                  SPA: Dexia Credit ...........................        2,000,000
                  New York City Recovery
   1,000,000      Series 1, Sub Series 1-B
                  0.230%, 05/06/09 (b) ........................        1,000,000
                                                                  --------------
                                                                       8,800,000
                                                                  --------------
               NORTH CAROLINA - 9.87%
   2,500,000   North Carolina Capital Facilities
                  Finance Agency Recreational
                  Facilities RB,
                  YMCA Greater Charlotte Project,
                  Series B
                  0.500%, 05/07/09 (b)
                  LOC: Wachovia Bank ..........................        2,500,000
   1,300,000   North Carolina Educational Facilities
                  Finance Agency RB,
                  Duke University Project, Series A
                  0.200%, 05/07/09 (b) ........................        1,300,000
   2,255,000   North Carolina Medical Care
                  Commission, Hospital RB,
                  Duke University Hospital,
                  Series A
                  0.470%, 05/07/09 (b)
                  SPA: Wachovia Bank ..........................        2,255,000
   2,200,000   North Carolina State, Public
                  Improvement GO,
                  Series F
                  0.220%, 05/06/09 (b)
                  SPA: Landesbank Hessen
                  Thueringen Girozentrale .....................        2,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS TAX-EXEMPT MONEY MARKET FUND                               APRIL 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                      --------------
               NORTH CAROLINA (CONTINUED)
               University of North Carolina
                  Chapel Hill Foundation Inc.,
                  Certificate of Participation
$  2,000,000      0.380%, 05/06/09 (b)
                  LOC: Bank of America ........................   $    2,000,000
                  University RB, Series B
   1,090,000      0.200%, 05/06/09 (b) ........................        1,090,000
                                                                  --------------
                                                                      11,345,000
                                                                  --------------
               RHODE ISLAND - 1.41%
     500,000   Providence Housing Authority
                  Multi-Family RB,
                  Cathedral Square,
                  Series B
                  0.550%, 05/01/09 (b)
                  LOC: Bank of America ........................          500,000
   1,120,000   Rhode Island Health & Educational
                  Building RB,
                  Portsmouth Abbey School
                  0.450%, 05/01/09 (b)
                  LOC: Bank of America ........................        1,120,000
                                                                  --------------
                                                                       1,620,000
                                                                  --------------
               SOUTH CAROLINA - 1.65%
   1,900,000   Berkeley County PCR,
                  Amoco Chemical Facilities
                  Project
                  0.350%, 05/01/09 (b) ........................        1,900,000
                                                                  --------------
               TEXAS - 0.87%
   1,000,000   Lower Neches Valley Authority,
                  Texas Industrial Development
                  Corporation RB, Exxonmobil,
                  Subseries A-3
                  0.100%, 05/01/09 (b) ........................        1,000,000
                                                                  --------------
               VIRGINIA - 7.57%
               Loudoun County Industrial
                  Development Authority RB,
                  Howard Hughes Medical Institute
   1,400,000      Series A
                  0.320%, 05/06/09 (b) ........................        1,400,000
   1,500,000      Series B
                  0.320%, 05/06/09 (b) ........................        1,500,000
   4,800,000      Series C
                  0.250%, 05/06/09 (b) ........................        4,800,000
   1,000,000   Peninsula Ports Authority
                  Coal Terminal RB,
                  Dominion Terminal Project,
                  Series D
                  0.350%, 05/01/09 (b)
                  LOC: U.S. Bank ..............................        1,000,000
                                                                  --------------
                                                                       8,700,000
                                                                  --------------
               WISCONSIN - 1.74%
   2,000,000   Wisconsin HEFA RB,
                  Medical College of Wisconsin,
                  Series B
                  0.400%, 05/07/09 (b)
                  LOC: U.S. Bank ..............................        2,000,000
                                                                  --------------

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                      --------------
               WYOMING - 1.78%
$    650,000   Sublette County PCR,
                  Exxon Project
                  0.200%, 05/01/09 (b) ........................   $      650,000
   1,400,000   Sweetwater County Wyoming
                  PCR TECP
                  0.550%, 05/04/09 (a) ........................        1,400,000
                                                                  --------------
                                                                       2,050,000
                                                                  --------------
               TOTAL MUNICIPAL OBLIGATIONS
               (Cost $84,755,000) .............................       84,755,000
                                                                  --------------

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
INVESTMENT COMPANIES - 16.56%
   5,147,262   AIM TFIT-Tax-Free Reserve
                  Portfolio ...................................        5,147,262
   6,890,132   BlackRock Provident Institutional
                  MuniCash Portfolio ..........................        6,890,132
   2,002,977   Dreyfus Tax Exempt Cash
                  Management Fund .............................        2,002,977
   5,002,806   SEI Tax-Exempt Trust Institutional
                  Tax-Free Fund ...............................        5,002,806
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $19,043,177) .............................       19,043,177
                                                                  --------------
TOTAL INVESTMENTS - 90.28%
   (Cost $103,798,177)* .......................................      103,798,177
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 9.72% ......................       11,177,872
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $  114,976,049
                                                                  ==============

---------
* At April 30, 2009, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

(b) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2009. The maturity date shown is the next scheduled demand date.

GO   General Obligation
HEFA Health & Educational Facilities Authority
LOC  Letter of Credit
PCR  Pollution Control Revenue
RB   Revenue Bond
SPA  Stand by Purchase Agreement
TECP Tax-Exempt Commercial Paper
TFIT Tax-Free Investments Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS TREASURY MONEY MARKET FUND                                 APRIL 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH AND OTHER NET ASSETS    6%
REPURCHASE AGREEMENTS       94%

% OF TOTAL NET ASSETS

                                                                      MARKET
  PAR VALUE                                                            VALUE
------------                                                      --------------
REPURCHASE AGREEMENTS - 93.71%
$ 35,000,000   Bank of America, 0.150%, dated 04/30/09, matures
                  05/01/09, repurchase price $35,000,146
                  (collateralized by a U.S. Treasury
                  instrument, with interest rate of 4.875%
                  and maturity of 2009, total market
                  value $35,700,100) ..........................   $   35,000,000
  30,000,000   Barclays Capital, 0.160%, dated 04/30/09,
                  matures 05/01/09, repurchase price
                  $30,000,133 (collateralized by a U.S.
                  Treasury instrument, with interest rate of
                  7.500% and maturity of 2024, total market
                  value $30,600,067) ..........................       30,000,000
  35,000,000   Deutsche Bank, 0.140%, dated 04/30/09, matures
                  05/01/09, repurchase price $35,000,136
                  (collateralized by a U.S. Treasury
                  instrument, with interest rate of 3.250%
                  and maturity of 2009, total market
                  value $35,700,002) ..........................       35,000,000
  30,000,000   JPMorgan Chase, 0.110%, dated 04/30/09, matures
                  05/01/09, repurchase price $30,000,092
                  (collateralized by a U.S. Treasury
                  instrument, with interest rate of 0.000%
                  and maturity of 2009, total market
                  value $30,600,817) ..........................       30,000,000
                                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $130,000,000) ............................      130,000,000
                                                                  --------------

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
INVESTMENT COMPANIES - 6.29%
   4,495,431   AIM STIT Treasury Portfolio ....................   $    4,495,431
   4,223,263   BlackRock Liquidity Funds FedFund Portfolio ....        4,223,263
                                                                  --------------
               TOTAL INVESTMENT COMPANIES
                  (Cost $8,718,694) ...........................        8,718,694
                                                                  --------------
TOTAL INVESTMENTS - 100.00%
(Cost $138,718,694)* ..........................................      138,718,694
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.00% ......................            2,014
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $  138,720,708
                                                                  ==============

----------
* At April 30, 2009, cost is identical for book and Federal income tax purposes.

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
ASTON/FORTIS INVESTOR MONEY MARKET FUND                           APRIL 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH AND NET OTHER ASSETS AND LIABILITIES    3%
REPURCHASE AGREEMENTS                       97%

% OF TOTAL NET ASSETS

                                                                      MARKET
  PAR VALUE                                                            VALUE
------------                                                      --------------
REPURCHASE AGREEMENTS - 96.98%
$ 16,000,000   Bank of America, 0.170%, dated 04/30/09, matures
                  05/01/09, repurchase price $16,000,076
                  (collateralized by a U.S. Government Agency
                  instrument, with interest rate of 5.000% and
                  maturity of 2035, total market value
                  $16,320,000) ................................   $   16,000,000
  17,000,000   Deutsche Bank, 0.160%, dated 04/30/09, matures
                  05/01/09, repurchase price $17,000,076
                  (collateralized by U.S. Government Agency
                  instruments, with interest rates from 4.541%
                  to 7.000% and maturities from 2028 to 2038,
                  total market value $17,340,000) .............       17,000,000
                                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $33,000,000) .............................       33,000,000
                                                                  --------------

   SHARES
------------
INVESTMENT COMPANY - 3.08%
   1,046,766   BlackRock Liquidity Funds TempFund Portfolio ...        1,046,766
                                                                  --------------
               TOTAL INVESTMENT COMPANY
               (Cost $1,046,766) ..............................        1,046,766
                                                                  --------------
TOTAL INVESTMENTS - 100.06%
   (Cost $34,046,766)* ........................................   $   34,046,766
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.06)% ....................          (20,457)
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   34,026,309
                                                                  ==============

----------
* At April 30, 2009, cost is identical for book and Federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
                                                                  APRIL 30, 2009

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                               FORTIS
                                            INSTITUTIONAL        FORTIS             FORTIS            FORTIS        ASTON/FORTIS
                                             PRIME MONEY    GOVERNMENT MONEY   TAX-EXEMPT MONEY   TREASURY MONEY   INVESTOR MONEY
                                             MARKET FUND       MARKET FUND       MARKET FUND        MARKET FUND      MARKET FUND
                                           --------------   ----------------   ----------------   --------------   --------------
ASSETS:
Investments:
      Investments at amortized cost ....   $  987,166,557     $ 28,776,653       $103,798,177      $  8,718,694      $ 1,046,766
      Repurchase agreements at cost ....       37,000,000      249,000,000                 --       130,000,000       33,000,000
                                           --------------     ------------       ------------      ------------      -----------
         Total investments at value ....    1,024,166,557      277,776,653        103,798,177       138,718,694       34,046,766
Receivables:
      Dividends and interest ...........          131,066            6,862             50,258             1,264              650
      Fund shares sold .................               --            2,911                150                --              226
      Investments sold .................               --               --         11,150,688                --               --
      Due from Adviser, net (Note E) ...               --            4,357                 --            11,495            9,148
Other assets ...........................          344,855           74,532             43,959            30,368           10,427
                                           --------------     ------------       ------------      ------------      -----------
         Total assets ..................    1,024,642,478      277,865,315        115,043,232       138,761,821       34,067,217
                                           --------------     ------------       ------------      ------------      -----------
LIABILITIES:
Payables:
      Dividend distribution ............           81,131               --              1,152                10               --
      Fund shares redeemed .............           36,000               --                 --                --            5,858
      Due to Adviser, net (Note E) .....           93,922               --              7,248                --               --
      Administration fees (Note E) .....           54,832           15,386              4,930             7,663            2,404
      Distribution fees (Note E) .......               --               --                 81                --               --
      Shareholder service fees
         (Note E) ......................              338               --                 --                --               --
      Audit and tax fees ...............           18,829           17,258             17,038            15,952           17,210
      Custodian fees ...................           20,556            8,771              4,422             6,792            2,243
      Transfer agent fees ..............            2,123            2,674              2,769             2,885            7,740
      Reports to shareholders expense ..           17,801           15,531              9,106             3,796            1,694
      Registration expenses ............           17,227               --                 --                --            2,620
      Trustees fees and related expenses
         (Note E) ......................            7,547            3,130                723               767              204
      Legal fees .......................           33,237            7,178              2,804             2,881              845
      Commitment fee (Note F) ..........            3,106              657             16,910               367               90
      Accrued expenses and other
         payables ......................           33,606               --                 --                --               --
                                           --------------     ------------       ------------      ------------      -----------
      Total liabilities ................          420,255           70,585             67,183            41,113           40,908
                                           --------------     ------------       ------------      ------------      -----------
NET ASSETS .............................   $1,024,222,223     $277,794,730       $114,976,049      $138,720,708      $34,026,309
                                           ==============     ============       ============      ============      ===========
NET ASSETS CONSIST OF:
   Paid in capital .....................   $1,024,174,914     $277,730,370       $114,974,349      $138,712,032      $34,025,395
   Accumulated undistributed
      (distribution in excess of)
      net investment income ............           14,197           64,357                 (2)            8,675              914
   Accumulated net realized gain on
      investments ......................           33,112                3              1,702                 1               --
                                           --------------     ------------       ------------      ------------      -----------
TOTAL NET ASSETS .......................   $1,024,222,223     $277,794,730       $114,976,049      $138,720,708      $34,026,309
                                           ==============     ============       ============      ============      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
                                                                 APRIL 30, 2009

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                               FORTIS
                                            INSTITUTIONAL        FORTIS             FORTIS            FORTIS        ASTON/FORTIS
                                             PRIME MONEY    GOVERNMENT MONEY   TAX-EXEMPT MONEY   TREASURY MONEY   INVESTOR MONEY
                                             MARKET FUND       MARKET FUND        MARKET FUND       MARKET FUND      MARKET FUND
                                           --------------   ----------------   ----------------   --------------   --------------
CLASS Y:
   Net Assets ..........................   $1,018,123,116     $         --       $         --      $         --      $        --
   Shares of beneficial interest
      outstanding (unlimited
      authorization) ...................    1,018,077,456               --                 --                --               --
      NET ASSET VALUE Offering and
         redemption price per share
      (Net Assets/Shares Outstanding) ..   $         1.00     $         --       $         --                --               --
                                           ==============     ============       ============      ============      ===========
CLASS YS:
   Net Assets ..........................   $    6,099,107     $         --       $         --      $         --      $        --
   Shares of beneficial interest
      outstanding (unlimited
      authorization) ...................        6,102,228               --                 --                --               --
      NET ASSET VALUE Offering and
         redemption price per share
      (Net Assets/Shares Outstanding) ..   $         1.00     $         --       $         --      $         --      $        --
                                           ==============     ============       ============      ============      ===========
CLASS I:
   Net Assets ..........................   $           --     $276,692,521       $114,668,424       137,924,926               --
   Shares of beneficial interest
      outstanding (unlimited a
      authorization) ...................               --      276,629,906        114,668,020       137,923,581               --
      NET ASSET VALUE Offering and
         redemption price per share
      (Net Assets/Shares Outstanding) ..   $           --     $       1.00       $       1.00      $       1.00      $        --
                                           ==============     ============       ============      ============      ===========
CLASS S:
   Net Assets ..........................   $           --     $  1,102,209       $    307,625      $    795,782      $        --
   Shares of beneficial interest
      outstanding (unlimited
      authorization) ...................               --        1,102,199            307,754           795,702               --
      NET ASSET VALUE Offering and
         redemption price per share
      (Net Assets/Shares Outstanding) ..   $           --     $       1.00       $       1.00      $       1.00      $        --
                                           ==============     ============       ============      ============      ===========
CLASS N:
   Net Assets ..........................   $           --     $         --       $         --      $         --      $34,026,309
   Shares of beneficial interest
      outstanding (unlimited
      authorization) ...................               --               --                 --                --       34,025,549
      NET ASSET VALUE Offering and
         redemption price per share
      (Net Assets/Shares Outstanding) ..   $           --     $         --       $         --      $         --      $      1.00
                                           ==============     ============       ============      ============      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FOR THE SIX MONTHS ENDED                                         APRIL 30, 2009
STATEMENT OF OPERATIONS (UNAUDITED)

                                               FORTIS
                                            INSTITUTIONAL       FORTIS              FORTIS            FORTIS        ASTON/FORTIS
                                             PRIME MONEY    GOVERNMENT MONEY   TAX-EXEMPT MONEY   TREASURY MONEY   INVESTOR MONEY
                                             MARKET FUND      MARKET FUND         MARKET FUND       MARKET FUND      MARKET FUND
                                           --------------   ----------------   ----------------   --------------   --------------
INVESTMENT INCOME:
   Dividends ...........................     $1,413,811         $ 126,856         $ 144,415          $  12,723        $  5,603
   Interest ............................      7,758,483           281,343           265,669             95,656          52,146
                                             ----------         ---------         ---------          ---------        --------
      Total investment income ..........      9,172,294           408,199           410,084            108,379          57,749
                                             ----------         ---------         ---------          ---------        --------
EXPENSES:
   Investment advisory fees (Note E) ...        735,633           321,920           217,159            225,179          67,298
   Distribution expenses (Note E)(a) ...             --             1,380               362              1,074              --
   Shareholder service fees
      (Note E)(b) ......................          8,767               386                --                 --              --
   Transfer agent fees .................         17,867            17,224            16,913             17,557          25,237
   Administration fees (Note E) ........        400,332            93,045            41,833             41,453          15,415
   Registration expenses ...............         20,183             8,305             8,305              8,305          10,095
   Custodian fees ......................         38,586            12,024             6,089             10,049           3,869
   Audit and tax fees ..................         12,170            10,674            10,532              9,634          10,518
   Legal fees ..........................         60,102            12,820             4,945              5,091           1,432
   Reports to shareholder expense ......         18,214             9,559             3,222              3,955           1,736
   Trustees fees and related expenses
      (Note E) .........................         51,535            11,023             5,198              5,286           1,423
   Money Market Government Insurance
      expense (Note B-7) ...............        384,156            73,878            46,230                 --           7,397
   Other expenses ......................        129,532            21,213            33,002             31,910           8,144
                                             ----------         ---------         ---------          ---------        --------
      Total expenses before waivers/
         reimbursements ................      1,877,077           593,451           393,790            359,493         152,564
                                             ----------         ---------         ---------          ---------        --------
      Less: Investment advisory fees
         waived (Note E) ...............             --          (212,645)         (149,695)          (225,179)        (67,298)
      Less: Distribution expenses waived
         (Note E) ......................             --            (1,351)             (173)            (1,071)             --
      Less: Shareholder service fees
         waived (Note E) ...............           (932)             (386)               --                 --              --
      Less: Expenses reimbursed
         (Note E) ......................             --                --                --            (26,395)        (30,508)
                                             ----------         ---------         ---------          ---------        --------
      Net expenses .....................      1,876,145           379,069           243,922            106,848          54,758
                                             ----------         ---------         ---------          ---------        --------
NET INVESTMENT INCOME ..................      7,296,149            29,130           166,162              1,531           2,991
                                             ----------         ---------         ---------          ---------        --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain on investments ....         33,112                 3             1,702                  1              --
                                             ----------         ---------         ---------          ---------        --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ......................         33,112                 3             1,702                  1              --
                                             ----------         ---------         ---------          ---------        --------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS .....................     $7,329,261         $  29,133         $ 167,864          $   1,532        $  2,991
                                             ==========         =========         =========          =========        ========

----------
(a) Fees are incurred at the Class S level for all funds except for the Fortis Institutional Prime Money Market Fund and Aston/Fortis Investor Money Market Fund, which do not have a distribution expense.

(b) Fees are incurred at the Class S level for all funds except for the Fortis Institutional Prime Money Market Fund, which is incurred at the Class YS level, and Aston/Fortis Investor Money Market Fund, which does not have a shareholder service fee expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FORTIS INSTITUTIONAL                         FORTIS
                                                                 PRIME MONEY MARKET FUND            GOVERNMENT MONEY MARKET FUND
                                                           -----------------------------------   -----------------------------------
                                                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED       APRIL 30, 2009       YEAR ENDED
                                                              (UNAUDITED)     OCTOBER 31, 2008      (UNAUDITED)     OCTOBER 31, 2008
                                                           ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .......................  $ 1,414,963,942    $ 1,771,613,713     $ 300,900,588      $ 358,040,547
                                                           ---------------    ---------------     -------------      -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
      Net investment income .............................        7,296,149         62,425,932            29,130          8,784,177
      Net realized gain on investments ..................           33,112             11,139                 3             32,735
                                                           ---------------    ---------------     -------------      -------------
      Net increase in net assets from operations ........        7,329,261         62,437,071            29,133          8,816,912
                                                           ---------------    ---------------     -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class Y ...........................................       (7,268,548)       (62,171,940)               --                 --
      Class YS ..........................................          (27,619)          (253,992)               --                 --
      Class I ...........................................               --                 --           (29,128)        (7,357,238)
      Class S ...........................................               --                 --                (2)        (1,426,939)
      Class N ...........................................               --                 --                --                 --
                                                           ---------------    ---------------     -------------      -------------
         Total distributions ............................       (7,296,167)       (62,425,932)          (29,130)        (8,784,177)
                                                           ---------------    ---------------     -------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class Y ...........................................    2,131,141,685      9,170,316,066                --                 --
      Class YS ..........................................        1,637,471         24,377,636                --                 --
      Class I ...........................................               --                 --       294,350,426        511,812,595
      Class S ...........................................               --                 --           281,814        181,115,326
      Class N ...........................................               --                 --                --                 --
   Proceeds from reinvestment of distributions:
      Class Y ...........................................        1,427,002          8,111,827                --                 --
      Class YS ..........................................           26,087            221,977                --                 --
      Class I ...........................................               --                 --             3,934            918,807
      Class S ...........................................               --                 --                 2          1,426,931
      Class N ...........................................               --                 --                --                 --
   Cost of shares redeemed:
      Class Y ...........................................   (2,521,662,298)    (9,535,258,871)               --                 --
      Class YS ..........................................       (3,344,760)       (24,429,545)               --                 --
      Class I ...........................................               --                 --      (317,477,220)      (497,373,670)
      Class S ...........................................               --                 --          (264,817)      (255,072,683)
      Class N ...........................................               --                 --                --                 --
                                                           ---------------    ---------------     -------------      -------------
         Net increase (decrease) from capital share
            transactions ................................     (390,774,813)      (356,660,910)      (23,105,861)       (57,172,694)
                                                           ---------------    ---------------     -------------      -------------
         Total increase (decrease) in net assets ........     (390,741,719)      (356,649,771)      (23,105,858)       (57,139,959)
                                                           ---------------    ---------------     -------------      -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..........  $ 1,024,222,223    $ 1,414,963,942     $ 277,794,730      $ 300,900,588
                                                           ===============    ===============     =============      =============
      (A) Undistributed (distributions in excess of)
         net investment income ..........................  $        14,197    $        14,215     $      64,357      $      64,357
                                                           ===============    ===============     =============      =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Class Y
      Sold ..............................................    2,131,141,685      9,170,316,066                --                 --
      Proceeds from reinvestment of distributions .......        1,427,002          8,111,828                --                 --
      Redeemed ..........................................   (2,521,662,298)    (9,535,258,871)               --                 --
   Class YS
      Sold ..............................................        1,637,471         24,377,636                --                 --
      Proceeds from reinvestment of distributions .......           26,087            221,977                --                 --
      Redeemed ..........................................       (3,344,760)       (24,429,545)               --                 --
   Class I
      Sold ..............................................               --                 --       294,350,426        511,812,595
      Proceeds from reinvestment of distributions .......               --                 --             3,934            918,807
      Redeemed ..........................................               --                 --      (317,477,220)      (497,373,670)
   Class S
      Sold ..............................................               --                 --           281,814        181,115,326
      Proceeds from reinvestment of distributions .......               --                 --                 2          1,426,931
      Redeemed ..........................................               --                 --          (264,817)      (255,072,683)
   Class N
      Sold ..............................................               --                 --                --                 --
      Proceeds from reinvestment of distributions .......               --                 --                --                 --
      Redeemed ..........................................               --                 --                --                 --
                                                           ---------------    ---------------     -------------      -------------
      Total increase (decrease) in shares outstanding ...     (390,774,813)      (356,660,909)      (23,105,861)       (57,172,694)
                                                           ===============    ===============     =============      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds

              FORTIS                                FORTIS                         ASTON/FORTIS INVESTOR
    TAX-EXEMPT MONEY MARKET FUND          TREASURY MONEY MARKET FUND                 MONEY MARKET FUND
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
 APRIL 30, 2009        YEAR ENDED      APRIL 30, 2009                        APRIL 30, 2009       YEAR ENDED
  (UNAUDITED)      OCTOBER 31, 2008      (UNAUDITED)     OCTOBER 31, 2008      (UNAUDITED)     OCTOBER 31, 2008
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
  $ 117,001,306      $ 260,905,903      $ 122,243,247      $  64,490,696      $ 35,508,359       $ 36,958,977
  -------------      -------------      -------------      -------------      ------------       ------------

        166,162          4,942,845              1,531          3,412,991             2,991            771,646
          1,702                 --                  1              8,723                --                914
  -------------      -------------      -------------      -------------      ------------       ------------
        167,864          4,942,845              1,532          3,421,714             2,991            772,560
  -------------      -------------      -------------      -------------      ------------       ------------


             --                 --                 --                 --                --                 --
             --                 --                 --                 --                --                 --
       (165,928)        (4,028,277)            (1,531)          (437,810)               --                 --
           (236)          (914,568)                --         (2,975,181)               --                 --
             --                 --                 --                 --            (2,991)          (771,646)
  -------------      -------------      -------------      -------------      ------------       ------------
       (166,164)        (4,942,845)            (1,531)        (3,412,991)           (2,991)          (771,646)
  -------------      -------------      -------------      -------------      ------------       ------------


             --                 --                 --                 --                --                 --
             --                 --                 --                 --                --                 --
    132,735,854        588,042,866        172,224,938        612,165,365                --                 --
        126,369        190,043,708            147,432        222,993,456                --                 --
             --                 --                 --                 --         7,962,119         25,622,282

             --                 --                 --                 --                --                 --
             --                 --                 --                 --                --                 --
            946              8,762                  9             15,617                --                 --
            229            914,478                 --            437,715                --                 --
             --                 --                 --                 --             2,900            760,467

             --                 --                 --                 --                --                 --
             --                 --                 --                 --                --                 --
   (134,178,278)      (673,109,909)      (155,703,733)      (544,107,046)               --                 --
       (712,077)      (249,804,502)          (191,186)      (233,761,279)               --                 --
             --                 --                 --                 --        (9,447,069)       (27,834,281)
  -------------      -------------      -------------      -------------      ------------       ------------

     (2,026,957)      (143,904,597)        16,477,460         57,743,828        (1,482,050)        (1,451,532)
  -------------      -------------      -------------      -------------      ------------       ------------
     (2,025,257)      (143,904,597)        16,477,461         57,752,551        (1,482,050)        (1,450,618)
  -------------      -------------      -------------      -------------      ------------       ------------
  $ 114,976,049      $ 117,001,306      $ 138,720,708      $ 122,243,247      $ 34,026,309       $ 35,508,359
  =============      =============      =============      =============      ============       ============

  $          (2)     $          --      $       8,675      $       8,675      $        914       $        914
  =============      =============      =============      =============      ============       ============



             --                 --                 --                 --                --                 --
             --                 --                 --                 --                --                 --
             --                 --                 --                 --                --                 --

             --                 --                 --                 --                --                 --
             --                 --                 --                 --                --                 --
             --                 --                 --                 --                --                 --

    132,735,854        588,042,866        172,224,938        612,165,365                --                 --
            946              8,762                  9             15,617                --                 --
   (134,178,278)      (673,109,909)      (155,703,733)      (544,107,046)               --                 --

        126,369        190,043,708            147,432        222,993,456                --                 --
            229            914,478                 --            437,715                --                 --
       (712,077)      (249,804,502)          (191,186)      (233,761,279)               --                 --

             --                 --                 --                 --         7,962,119         25,622,282
             --                 --                 --                 --             2,900            760,467
             --                 --                 --                 --        (9,447,069)       (27,834,281)
  -------------      -------------      -------------      -------------      ------------       ------------
     (2,026,957)      (143,904,597)        16,477,460         57,743,828        (1,482,050)        (1,451,532)
  =============      =============      =============      =============      ============       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND                     APRIL 30, 2009
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED           YEAR         YEAR         YEAR         YEAR         YEAR
                                                 04/30/09        ENDED        ENDED        ENDED         ENDED       ENDED
                                               (UNAUDITED)      10/31/08     10/31/07     10/31/06     10/31/05     10/31/04
                                               -----------     ----------   ----------   ----------   ----------   ----------
CLASS Y
Net Asset Value, Beginning of Period .......   $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                               ----------      ----------   ----------   ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................           --(a)         0.03         0.05         0.05         0.03         0.01
                                               ----------      ----------   ----------   ----------   ----------   ----------
      Less distributions from net investment
         income ............................           --(a)        (0.03)       (0.05)       (0.05)       (0.03)       (0.01)
                                               ----------      ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period .............   $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                               ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN ...............................         0.47%(b)        3.33%        5.33%        4.80%        2.79%        1.07%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $1,018,123      $1,407,184   $1,764,006   $2,471,607   $2,408,695   $2,159,527
      Ratios of expenses to average net
         assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ............         0.25%(c)        0.19%        0.19%        0.18%        0.18%        0.19%
      After reimbursement and/or waiver
         of expenses by Adviser ............         0.25%(c)        0.19%        0.19%        0.18%        0.18%        0.19%
      Ratios of net investment income
         to average net assets:
      Before reimbursement and/or waiver
         or expenses by Adviser ............         0.99%(c)        3.31%        5.21%        4.67%        2.75%        1.06%
      After reimbursement and/or waiver
         of expenses by Adviser ............         0.99%(c)        3.31%        5.21%        4.67%        2.75%        1.06%
CLASS YS
Net Asset Value, Beginning of Period .......   $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                               ----------      ----------   ----------   ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................           --(a)         0.03         0.05         0.04         0.03         0.01
                                               ----------      ----------   ----------   ----------   ----------   ----------
      Less distributions from net investment
         income ............................           --(a)        (0.03)       (0.05)       (0.04)       (0.03)       (0.01)
                                               ----------      ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period .............   $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                               ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN ...............................         0.36%(b)        3.07%        5.07%        4.54%        2.53%        0.82%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $    6,099      $    7,780   $    7,608   $   17,258   $   37,107   $   51,239
      Ratios of expenses to average net
         assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ............         0.51%(c)        0.44%        0.44%        0.43%        0.43%        0.44%
      After reimbursement and/or waiver
         of expenses by Adviser ............         0.48%(c)        0.44%        0.44%        0.43%        0.43%        0.44%
      Ratios of net investment income
         to average net assets:
      Before reimbursement and/or waiver
         or expenses by Adviser ............         0.74%(c)        3.06%        4.96%        4.42%        2.50%        0.81%
      After reimbursement and/or waiver
         of expenses by Adviser ............         0.77%(c)        3.06%        4.96%        4.42%        2.50%        0.81%

----------
(a)  Represents less than $0.005 per share.

(b)  Not Annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS GOVERNMENT MONEY MARKET FUND                               APRIL 30, 2009
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED          YEAR        YEAR       YEAR       YEAR        YEAR
                                                 04/30/09        ENDED       ENDED      ENDED      ENDED       ENDED
                                               (UNAUDITED)     10/31/08    10/31/07   10/31/06   10/31/05    10/31/04
                                               -----------   -----------   --------   --------   --------    --------
CLASS I
Net Asset Value, Beginning of Period .......   $   1.00      $   1.00      $   1.00   $   1.00   $   1.00    $   1.00
                                               --------      --------      --------   --------   --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................         --(a)       0.02(b)       0.05       0.05       0.03        0.01
                                               --------      --------      --------   --------   --------    --------
   LESS DISTRIBUTIONS FROM:
      Net investment income ................         --(a)      (0.02)        (0.05)     (0.05)     (0.03)      (0.01)
      Net realized gain on investments .....         --            --            --         --         --(a)       --
                                               --------      --------      --------   --------   --------    --------
      Total distribution ...................         --         (0.02)        (0.05)     (0.05)     (0.03)      (0.01)
                                               --------      --------      --------   --------   --------    --------
Net Asset Value, End of Period .............   $   1.00          1.00      $   1.00   $   1.00   $   1.00    $   1.00
                                               ========      ========      ========   ========   ========    ========
TOTAL RETURN ...............................       0.01%(c)      2.48%         5.05%      4.62%      2.59%       0.91%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $276,693      $299,814      $284,428   $448,693   $380,875    $459,475
   Ratios of expenses to average net
      assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ............       0.37%(d)      0.32%(e)      0.30%      0.29%      0.30%       0.30%
      After reimbursement and/or waiver
         of expenses by Adviser ............       0.24%(d)      0.31%(e)      0.30%      0.29%      0.30%       0.30%
   Ratios of net investment income (loss)
         to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ............      (0.11)%(d)     2.45%         4.96%      4.55%      2.60%       0.91%
      After reimbursement and/or waiver
         of expenses by Adviser ............       0.02%(d)      2.46%         4.96%      4.55%      2.60%       0.91%
CLASS S
Net Asset Value, Beginning of Period .......   $   1.00      $   1.00      $   1.00   $   1.00   $   1.00    $   1.00
                                               --------      --------      --------   --------   --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................         --(a)       0.02(b)       0.05       0.04       0.02        0.01
                                               --------      --------      --------   --------   --------    --------
   LESS DISTRIBUTIONS FROM:
      Net investment income ................         --(a)      (0.02)        (0.05)     (0.04)     (0.02)      (0.01)
      Net realized gain on investments .....         --            --            --         --         --(a)       --
                                               --------      --------      --------   --------   --------    --------
      Total distribution ...................         --         (0.02)        (0.05)     (0.04)     (0.02)      (0.01)
                                               --------      --------      --------   --------   --------    --------
Net Asset Value, End of Period .............   $   1.00      $   1.00      $   1.00   $   1.00   $   1.00    $   1.00
                                               ========      ========      ========   ========   ========    ========
TOTAL RETURN ...............................       0.00%(c)      2.16%         4.72%      4.28%      2.26%       0.58%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $  1,102      $  1,086      $ 73,613   $ 51,676   $ 31,621    $ 32,911
   Ratios of expenses to average net
      assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ............       0.69%(d)      0.64%(e)      0.62%      0.61%      0.62%       0.62%
      After reimbursement and/or waiver
         of expenses by Adviser ............       0.24%(d)      0.63%(e)      0.62%      0.61%      0.62%       0.62%
   Ratios of net investment income (loss)
         to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ............      (0.43)%(d)     2.13%         4.64%      4.23%      2.28%       0.59%
      After reimbursement and/or waiver
         of expenses by Adviser ............       0.02%(d)      2.14%         4.64%      4.23%      2.28%       0.59%

----------
(a)  Represents less than $0.005 per share.

(b) The selected per share data was calculated using weighted average shares method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005%, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note F to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS TAX-EXEMPT MONEY MARKET FUND                               APRIL 30, 2009
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                      ENDED         YEAR          YEAR          YEAR         YEAR       YEAR
                                                    04/30/09       ENDED         ENDED          ENDED        ENDED      ENDED
                                                   (UNAUDITED)    10/31/08      10/31/07      10/31/06     10/31/05   10/31/04
                                                  ------------   ---------     ---------     ----------    --------   --------
CLASS I
Net Asset Value, Beginning of Period ..........   $   1.00       $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................         --(a)        0.02(b)       0.03          0.03          0.02       0.01
                                                  --------       --------      --------      --------      --------   --------
      Less distributions from
         net investment income ................         --(a)       (0.02)        (0.03)        (0.03)        (0.02)     (0.01)
                                                  --------       --------      --------      --------      --------   --------
Net Asset Value, End of Period ................   $   1.00       $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
                                                  ========       ========      ========      ========      ========   ========
TOTAL RETURN ..................................       0.13%(c)       1.98%         3.32%         2.98%         1.83%      0.74%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......   $114,668       $116,109      $201,167      $225,482      $260,210   $262,587
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............       0.63%(d)       0.48%(e)      0.48%(e)      0.47%(e)      0.46%      0.46%
      After reimbursement and/or
         waiver of expenses by Adviser ........       0.39%(d)       0.33%(e)      0.33%(e)      0.34%(e)      0.33%      0.33%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............       0.03%(d)       1.78%         3.13%         2.78%         1.68%      0.61%
      After reimbursement and/or waiver
         of expenses by Adviser ...............       0.27%(d)       1.93%         3.27%         2.91%         1.81%      0.74%
CLASS S
Net Asset Value, Beginning of Period ..........   $   1.00       $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................         --(a)        0.02(b)       0.03          0.03          0.02         --(a)
                                                  --------       --------      --------      --------      --------   --------
      Less distributions from
         net investment income ................         --(a)       (0.02)        (0.03)        (0.03)        (0.02)        --(a)
                                                  --------       --------      --------      --------      --------   --------
Net Asset Value, End of Period ................   $   1.00       $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
                                                  ========       ========      ========      ========      ========   ========
TOTAL RETURN ..................................       0.08%(c)       1.73%         3.06%         2.72%         1.57%      0.49%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......   $    308       $    892      $ 59,739      $ 24,314      $ 18,188   $ 27,230
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............       0.88%(d)       0.73%(e)      0.73%(e)      0.72%(e)      0.71%      0.71%
      After reimbursement and/or waiver
         of expenses by Adviser ...............       0.52%(d)       0.58%(e)      0.58%(e)      0.59%(e)      0.58%      0.58%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............      (0.22)%(d)      1.53%         2.88%         2.53%         1.43%      0.36%
      After reimbursement and/or waiver
         of expenses by Adviser ...............       0.14%(d)       1.68%         3.02%         2.66%         1.56%      0.49%

----------
(a)  Represents less than $0.005 per share.

(b) The selected per share data was calculated using weighted average shares method for the period.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008 and 2007 and 0.01% for the year ended October 31, 2006, respectively, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note F to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
FORTIS TREASURY MONEY MARKET FUND                                 APRIL 30, 2009
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                     ENDED          YEAR        YEAR       YEAR         YEAR         YEAR
                                                    04/30/09        ENDED       ENDED      ENDED        ENDED        ENDED
                                                   (UNAUDITED)    10/31/08    10/31/07   10/31/06     10/31/05     10/31/04
                                                  ------------   ----------   --------   --------     --------     --------
CLASS I
Net Asset Value, Beginning of Period ..........   $   1.00       $   1.00     $  1.00    $   1.00     $   1.00     $   1.00
                                                  --------       --------     -------    --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................         --(a)        0.02(b)     0.05        0.04         0.02         0.01
                                                  --------       --------     -------    --------     --------     --------
   LESS DISTRIBUTIONS FROM:
      Net investment income ...................         --(a)       (0.02)      (0.05)      (0.04)       (0.02)       (0.01)
      Net realized gain on investments ........         --             --          --          --(a)        --(a)        --
                                                  --------       --------     -------    --------     --------     --------
      Total distribution ......................         --          (0.02)      (0.05)      (0.04)       (0.02)       (0.01)
                                                  --------       --------     -------    --------     --------     --------
Net Asset Value, End of Period ................   $   1.00       $   1.00     $  1.00    $   1.00     $   1.00     $   1.00
                                                  ========       ========     =======    ========     ========     ========
TOTAL RETURN ..................................       0.00%(c)       1.96%       4.84%       4.46%        2.41%        0.75%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......   $137,925       $121,404     $53,320    $145,229     $178,796     $308,172
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............       0.56%(d)       0.50%       0.58%       0.49%        0.48%        0.46%
      After reimbursement and/or waiver
         of expenses by Adviser ...............       0.17%(d)       0.33%       0.36%       0.36%        0.36%        0.36%
      Ratios of net investment income (loss)
        to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............      (0.39)%(d)      1.52%       4.58%       4.24%        2.17%        0.63%
      After reimbursement and/or waiver
         of expenses by Adviser ...............       0.00%(d)       1.69%       4.80%       4.37%        2.29%        0.73%
CLASS S
Net Asset Value, Beginning of Period ..........   $   1.00       $   1.00     $  1.00    $   1.00     $   1.00     $   1.00
                                                  --------       --------     -------    --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................         --(a)        0.02(b)     0.04        0.04         0.02           --(a)
                                                  --------       --------     -------    --------     --------     --------
   LESS DISTRIBUTIONS FROM:
      Net investment income ...................         --          (0.02)      (0.04)      (0.04)       (0.02)          --(a)
      Net realized gain on investments ........         --             --          --          --(a)        --(a)        --
                                                  --------       --------     -------    --------     --------     --------
      Total distribution ......................         --          (0.02)      (0.04)      (0.04)       (0.02)          --
                                                  --------       --------     -------    --------     --------     --------
Net Asset Value, End of Period ................   $   1.00       $   1.00     $  1.00    $   1.00     $   1.00     $   1.00
                                                  ========       ========     =======    ========     ========     ========
TOTAL RETURN ..................................       0.00%(c)       1.73%       4.58%       4.20%        2.16%        0.50%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......   $    796       $    839     $11,171    $  6,049     $  5,197     $  7,154
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............       0.81%(d)       0.75%       0.83%       0.74%        0.73%        0.71%
      After reimbursement and/or waiver
         of expenses by Adviser ...............       0.17%(d)       0.53%       0.61%       0.61%        0.61%        0.61%
      Ratios of net investment income (loss)
         to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............      (0.64)%(d)      1.27%       4.33%       3.99%        1.92%        0.38%
      After reimbursement and/or waiver
         of expenses by Adviser ...............       0.00%(d)       1.49%       4.55%       4.12%        2.04%        0.48%

----------
(a)  Represents less than $0.005 per share.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
ASTON/FORTIS INVESTOR MONEY MARKET FUND                           APRIL 30, 2009
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                     ENDED        YEAR       YEAR       YEAR        YEAR       YEAR
                                                    04/30/09      ENDED      ENDED      ENDED      ENDED      ENDED
                                                  (UNAUDITED)   10/31/08   10/31/07   10/31/06    10/31/05   10/31/04
                                                  -----------   --------   --------   --------    --------   --------
CLASS N
Net Asset Value, Beginning of Period ..........   $  1.00       $  1.00    $  1.00    $  1.00     $   1.00   $   1.00
                                                  -------       -------    -------    -------     --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................        --(a)       0.02       0.05       0.04         0.02       0.01
                                                  -------       -------    -------    -------     --------   --------
   LESS DISTRIBUTIONS FROM:
      Net investment income ...................        --(a)      (0.02)     (0.05)     (0.04)       (0.02)     (0.01)
      Net realized gain on investments ........        --            --         --         -- (a)       --         --
                                                  -------       -------    -------    -------     --------   --------
      Total distribution ......................        --         (0.02)     (0.05)     (0.04)       (0.02)     (0.01)
                                                  -------       -------    -------    -------     --------   --------
Net Asset Value, End of Period ................   $  1.00       $  1.00    $  1.00    $  1.00     $   1.00   $   1.00
                                                  =======       =======    =======    =======     ========   ========
TOTAL RETURN ..................................      0.01%(b)      2.28%      4.67%      4.30%        2.36%      0.71%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......   $34,026       $35,508    $36,959    $84,778     $117,039   $219,891
   Ratios of expenses to average
      net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............      0.91%(c)      0.84%      0.68%      0.61%        0.55%      0.53%
      After reimbursement and/or waiver
         of expenses by Adviser ...............      0.33%(c)      0.84%      0.68%      0.61%        0.55%      0.53%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser ...............     (0.56)%(c)     2.25%      4.62%      4.18%        2.19%      0.71%
      After reimbursement and/or waiver
         of expenses by Adviser ...............      0.02%(c)      2.25%      4.62%      4.18%        2.19%      0.71%

----------
(a)  Represents less than $0.005 per share.

(b)  Not Annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE (A) FUND ORGANIZATION: Aston Funds (the "Trust") (formerly known as ABN AMRO Funds), was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 30 separate portfolios established by the Board of Trustees as of April 30, 2009. The following portfolios of the Trust are included in these financial statements: Fortis Institutional Prime Money Market Fund, Fortis Government Money Market Fund, Fortis Tax-Exempt Money Market Fund, Fortis Treasury Money Market Fund and Aston/Fortis Investor Money Market Fund (each a "Fund" and collectively, the "Funds"). The Fortis Money Market Fund liquidated on December 15, 2008.

Fortis Investment Management USA, Inc. ("FIM" or the "Adviser") serves as investment adviser to the Funds of the Trust. Aston Asset Management LLC ("Aston") serves as administrator. Aston serves as investment adviser to all other funds of the Trust.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of November 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of April 30, 2009 is as follows:

                                                                               Level 2        Level 3
                                                 Total          Level 1      Significant    Significant
                                               Value at         Quoted       Observable    Unobservable
FUNDS                                          04/30/09          Price          Input          Input
-----                                       --------------   ------------   ------------   ------------
FORTIS INSTITUTIONAL PRIME MONEY
   MARKET FUND
   Investments in Securities ............   $1,024,166,557   $185,749,027   $838,417,530        $--
   Other Financial Instruments ..........               --             --             --         --
                                            --------------   ------------   ------------        ---
   TOTAL ................................   $1,024,166,557   $185,749,027   $838,417,530        $--
                                            ==============   ============   ============        ===
FORTIS GOVERNMENT MONEY MARKET FUND
   Investments in Securities ............   $  277,776,653   $ 28,776,653   $249,000,000        $--
   Other Financial Instruments ..........               --             --             --         --
                                            --------------   ------------   ------------        ---
   TOTAL ................................   $  277,776,653   $ 28,776,653   $249,000,000        $--
                                            ==============   ============   ============        ===
FORTIS TAX-EXEMPT MONEY MARKET FUND
   Investments in Securities ............   $  103,798,177   $ 19,043,177    $84,755,000        $--
   Other Financial Instruments ..........               --             --             --         --
                                            --------------   ------------   ------------        ---
   TOTAL ................................   $  103,798,177   $ 19,043,177    $84,755,000        $--
                                            ==============   ============   ============        ===
FORTIS TREASURY MONEY MARKET FUND
   Investments in Securities ............   $  138,718,694   $  8,718,694   $130,000,000        $--
   Other Financial Instruments ..........               --             --             --         --
                                            --------------   ------------   ------------        ---
   TOTAL ................................   $  138,718,694   $  8,718,694   $130,000,000        $--
                                            ==============   ============   ============        ===
ASTON/FORTIS INVESTOR MONEY MARKET
   FUND
   Investments in Securities ............   $   34,046,766   $  1,046,766    $33,000,000        $--
   Other Financial Instruments ..........               --             --             --         --
                                            --------------   ------------   ------------        ---
   TOTAL ................................   $   34,046,766   $  1,046,766    $33,000,000        $--
                                            ==============   ============   ============        ===

Aston Funds
                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds, repurchase agreements, and insurance funding agreements ("IFAs") are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements and IFAs are valued at cost. Interest accrued is captured in dividends and interest receivable.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: Fortis Institutional Prime Money Market Fund, Fortis Government Money Market Fund, and Aston/Fortis Investor Money Market Fund may invest in U.S. government agency obligations. These obligations of U.S. government-sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INSURANCE FUNDING AGREEMENTS: The Fortis Institutional Prime Money Market Fund may enter into IFAs. An IFA is an agreement that requires the Fortis Institutional Prime Money Market Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Fund for a set period. IFAs have put provisions that allow the owner of an IFA to receive back its investment in a specified number of days. The Fortis Institutional Prime Money Market Fund may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Adviser. IFAs are not insured or backed by a government agency - they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, there normally is no active secondary market for IFAs. This means that it may be difficult to sell an IFA at an appropriate price and therefore IFAs normally are treated as illiquid securities.

(5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(6) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2008, the Funds did not have any available realized capital losses to offset future net capital gains.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculation as late as the fund's last NAV calculation in the first semi-annual financial statement reporting period. The tax periods open to examination by the Internal Revenue Service include the fiscal years ended October 31, 2009, 2008, 2007, 2006 and 2005. As a result, the Aston Funds have evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

(7) TREASURY GUARANTEE PROGRAM: On October 3, 2008, the Board of Trustees of Aston Funds (the "Board") approved the participation of each of FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND, FORTIS GOVERNMENT MONEY MARKET FUND, FORTIS TAX-EXEMPT MONEY MARKET FUND and ASTON/FORTIS INVESTOR MONEY MARKET FUND (the "Participating Funds") in U.S. Department of the Treasury's (the "Treasury") Temporary Guarantee Program ("Program") for money market funds. The Program is designed to protect the net asset value of certain shares of a shareholder of record in the Participating Funds at the close of business on September 19, 2008. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Payment is triggered if a Participating Fund's net asset value falls below $0.995 and the Fund liquidates. Eligible shareholders will receive a payment from the Program in the amount of the shortfall between the Fund's net asset value and $1.00 per share for each covered share. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. Currently, ESF assets are approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Aston Funds
                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

The initial period of the program was from September 19, 2008 through December 18, 2008 (the "Initial Period"). The Treasury has twice extended the Program - from December 19, 2008 through April 30, 2009 (the "Extension Period") and from May 1, 2009 through September 18, 2009 (the "Final Extension Period"). In each case, the Board approved the continued participation of each Participating Fund in the Program on substantially the same terms as the existing Program. The Treasury is not currently authorized to make any further Program extensions beyond September 18, 2009. Each Fund will bear the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participation in each phase of the Program is set forth below:

INITIAL PERIOD: 0.01% of the net asset value of a Participating Fund as of September 19, 2008.

EXTENSION PERIOD: 0.015% of the net asset value of a Participating Fund as of September 19, 2008.

FINAL EXTENSION PERIOD: 0.015% of the net asset value of a Participating Fund as of September 19, 2008.

Accordingly, the fees for participating in the Program equate to 4 basis points (on an annualized basis) of a Participating Fund's asset base as of September 19, 2008 over the entire extended Program term.

(8) MULTI-CLASS OPERATIONS: The Aston/Fortis Investor Money Market Fund is authorized to issue one class of shares, Class N. The Fortis Institutional Prime Money Market Fund is authorized to issue two Classes of Shares, Class Y and Class YS. All other Funds are authorized to issue two classes of shares, Class I and Class S. The classes are substantially the same except that Class S bears distribution fees and shareholder service fees and Class YS bears shareholder service fees. Each class offered by these Funds has equal rights as to assets. Income, fund level and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class.

(9) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(10) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

11) ADDITIONAL ACCOUNTING STANDARDS: In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures, if any.

In April 2009, FASB Staff Position No. 157-4 - DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 - FAIR VALUE MEASUREMENTS. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2008 and 2007 was as follows:

Aston Funds
                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                     DISTRIBUTIONS PAID IN 2008
                                                     --------------------------
                                                     TAX-EXEMPT       ORDINARY
                                                       INCOME          INCOME
                                                     ----------     -----------
Fortis Institutional Prime Money Market Fund .....   $       --     $66,659,558
Fortis Government Money Market Fund ..............           --       9,526,448
Fortis Tax-Exempt Money Market Fund ..............    5,215,655              --
Fortis Treasury Money Market Fund ................           --       3,582,053
Aston/Fortis Investor Money Market Fund ..........           --         771,649


                                                     DISTRIBUTIONS PAID IN 2007
                                                     --------------------------
                                                     TAX-EXEMPT      ORDINARY
                                                       INCOME         INCOME
                                                     ----------    ------------
Fortis Institutional Prime Money Market Fund .....   $       --    $123,423,742
Fortis Government Money Market Fund ..............           --      23,762,985
Fortis Tax-Exempt Money Market Fund ..............    9,268,192              --
Fortis Treasury Money Market Fund ................           --       5,385,398
Aston/Fortis Investor Money Market Fund ..........           --       2,958,630

As of October 31, 2008, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                                                     UNDISTRIBUTED   UNDISTRIBUTED
                                                      CAPITAL LOSS      ORDINARY       TAX-EXEMPT
                                                      CARRYFORWARD      INCOME          INCOME          TOTAL
                                                     -------------   -------------   -------------   ----------
Fortis Institutional Prime Money Market Fund .....        $--          $2,823,192       $     --     $2,823,192
Fortis Government Money Market Fund ..............         --             269,494             --        269,494
Fortis Tax-Exempt Money Market Fund ..............         --                  --        260,659        260,659
Fortis Treasury Money Market Fund ................         --              29,356             --         29,356
Aston/Fortis Investor Money Market Fund ..........         --               1,071             --          1,071

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION, DISTRIBUTION SERVICES, AND TRUSTEE
AGREEMENTS:

ADVISORY.

Under the terms of each Fund's investment advisory agreement, the advisory fees are accrued daily and paid monthly based on a specified annual rate of average daily net assets. In addition, the Funds with respect to Class I and Class S Shares have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class I and Class S shareholders at certain specified annual rates of average daily net assets, respectively. Contractual expense limitation contracts are effective through February 28, 2010 for Class I and Class S Shares of the Funds. The Fortis Institutional Prime Money Market Fund, Class Y and Class YS, and Aston/Fortis Investor Money Market Fund, Class N, do not have an expense limitation agreement. The advisory rates and contractual expense limitations for the six months ended April 30, 2009 were as follows:

                                                                    EXPENSE LIMITATIONS
                                                                     FOR TOTAL EXPENSES
                                                    ADVISORY FEES   -------------------
FUNDS(a)                                             ANNUAL RATE    CLASS I    CLASS S
--------                                            -------------   -------   ---------
Fortis Institutional Prime Money Market Fund ....       0.10%         N/A        N/A
Fortis Government Money Market Fund .............       0.20%        0.31%      0.63%
Fortis Tax-Exempt Money Market Fund .............       0.35%        0.33%      0.58%
Fortis Treasury Money Market Fund ...............       0.35%        0.36%      0.61%
Aston/Fortis Investor Money Market Fund .........       0.40%         N/A        N/A

(a) For portions of the period November 1, 2008 through April 30, 2009, the Funds voluntarily waived all or a portion of the investment advisory and/or distribution expenses to avoid a negative yield to the fund.

RECENT EVENTS: BNP PARIBAS TRANSACTION (UNAUDITED). FIM and its predecessors have served as the investment adviser to each Fund since its inception.

In October 2008, Fortis SA/NV and Fortis NV ("Fortis"), the ultimate parent companies of Fortis Bank SA/NV ("Fortis Bank"), announced that the Belgian government had acquired substantially all of the outstanding capital and voting rights of Fortis Bank in a series of transactions (the "Nationalization"). Fortis and BNP Paribas SA ("BNP") then announced that BNP would acquire approximately 75% of the outstanding capital and voting rights of Fortis Bank in a series of transactions (the "BNP Transaction"). BNP also announced that, in connection with the BNP Transaction, the Belgian government was expected to retain a 25% plus one share capital and voting interest in Fortis Bank and to acquire approximately 12% of the common stock of BNP.

At a meeting held on October 10, 2008, the Board of Trustees (the "Board") considered that the Nationalization may have constituted a change of control of FIM under the 1940 Act, thereby resulting in the automatic termination of the investment advisory agreement between the Trust, on behalf of each Fund, and FIM. At that meeting, the Board approved the continuance of the investment advisory agreement for each Fund on the same terms as the existing investment advisory agreements. The factors considered by the Board in approving the continuance of the investment advisory agreement for each Fund in connection with the Nationalization at the October 10, 2008 meeting were included in the Fund's Annual Report to shareholders dated October 31, 2008.

The Board also considered that the BNP Transaction may be deemed to result in the assignment of the investment advisory agreement for each Fund, causing the investment advisory agreements to automatically terminate. In anticipation of the BNP Transaction, the Board met in-person on November 25, 2008 to approve a new investment advisory agreement between the Trust, on behalf of each Fund, and FIM, on the same terms as the existing investment advisory agreements, except for the date of effectiveness and initial term. Following the closing of the BNP Transaction and termination of the investment advisory agreements, shareholders of the Funds would be asked to vote

Aston Funds
                                                                  APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

for the approval of the new investment advisory agreements. The Board also approved an interim investment advisory agreement between the Trust, on behalf of each Fund, and FIM, which will be in effect following the BNP Transaction for 150 days, or until shareholders approve the new investment advisory agreements. The factors considered by the Board of Trustees in approving the new and interim investment advisory agreements for each Fund in connection with the BNP Transaction at the November 25, 2008 meeting are included herein.

Following the November meeting, the BNP Transaction was delayed. In May 2009, BNP announced that its board of directors had approved the transfer of approximately 55% of the outstanding shares and voting rights of Fortis Bank to BNP and that an additional transfer of approximately 20% of the remaining shares of Fortis Bank was approved by shareholders of BNP on May 13, 2009. FIM, therefore, currently is providing investment advisory services to the Funds under the interim investment advisory agreements. Also, please see Note G - Subsequent Events.

ADMINISTRATION.

Under terms of an administrative agreement between the Trust and Aston (the "Administration Agreement"), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

 ADMINISTRATION FEES AT
TRUST LEVEL ANNUAL RATE
-----------------------
First $7.4 billion        0.0490%
Over $7.4 billion         0.0465%

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., provides certain administrative services to the Funds pursuant to a Sub-Administration and Accounting Services Agreement between Aston and PNC (the "Sub-Administration Agreement"). Under the terms of the Sub-Administration Agreement, sub-administration fees are accrued daily and paid monthly at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

DISTRIBUTION SERVICES.

PFPC Distributors, Inc., (the "Distributor") serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund with Class S Shares may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. Fortis Institutional Prime Money Market Fund, Aston/Fortis Investor Money Market Fund and the Class I shares of the Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S and Class YS shares, which allows the Distributor to be paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Class S and Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. The shareholder service fees for the Fortis Institutional Prime Money Market Fund and Fortis Government Money Market Fund were 0.25% and 0.07% of average daily net assets, respectively, for the six months ended April 30, 2009. Class S Shares of the Fortis Tax-Exempt Money Market Fund and Fortis Treasury Money Market Fund were not charged shareholder service fees for the six months ended April 30, 2009. The Aston/Fortis Investor Money Market Fund does not have a shareholder servicing plan.

TRUSTEES.

The Trustees of the Trust who are not affiliated with the investment adviser receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the investment advisers or sub-advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment advisers, sub-advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2009 was $196,250.

NOTE (F) CREDIT AGREEMENT: Effective April 28, 2009, the Trust entered into a new Credit Agreement with PNC Bank, National Association which provides the Trust with a revolving credit facility up to $50 million. The facility is shared by most series of the Trust, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.25% of the commitment amount of the facility. In addition to the facility fee, the Trust may incur reasonable legal expenses in connection with the preparation of any amendments, which are limited to no more than $2,500. Prior to April 28, 2009, the Credit Agreement with The Bank of Nova Scotia had an annual facility fee of 0.125% of the commitment amount of the facility in addition to an annual administration fee of $75,000. This agreement was terminated on April 29, 2009. For the six-months ended April 30, 2009, there were no borrowings on the line of credit for the Funds.

NOTE (G) SUBSEQUENT EVENT: At a meeting held on June 18, 2009, the Board determined that the termination of each Fund is in the best interest of each Fund. The estimated liquidation date of each Fund is on or about July 30, 2009.

Aston Funds
                                                                  APRIL 30, 2009

ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM - MONEY MARKET FUNDS OF THE TRUST:
On May 29, 2009, KPMG, LLP ("KPMG") confirmed that the client-auditor relationship between the Funds and KPMG had ceased. KPMG had determined that there were certain relationships it had with certain affiliates of the Adviser to the Funds which arose from the BNP Transaction change of control that, in their professional judgment, may be reasonably thought to bear on KPMG's independence. KPMG's audit report on each Fund's financial statements for the fiscal year ended October 31, 2008 contained no adverse opinion or disclaimer of opinion, nor was their report qualified or modified as to uncertainty, audit scope or accounting principles. During each Fund's fiscal year ended October 31, 2008 and the interim period commencing November 1, 2008 and ended May 13, 2009,
(i) there were no disagreements between the Funds and KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such year, and (ii) there were no "reportable events" of the kind described in
Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENTS FOR THE MONEY MARKET FUNDS

At an in person meeting held on November 25, 2008, the Board, including all of the Independent Trustees, considered the terms of a new investment advisory agreement (each, a "New Investment Advisory Agreement" and collectively, the "New Investment Advisory Agreements") between FIM and the Trust on behalf of the Funds.

The Board noted that, at its October 10, 2008 meeting, it had approved the continuation of the then current investment advisory agreements of each Fund on the same terms, including the fees payable to FIM, in connection with the acquisition of substantially all of the outstanding capital and voting rights of Fortis Bank, the parent company of FIM, by the Belgian government. The Board considered information provided by FIM regarding the agreement by BNP to acquire approximately 75% of the capital and voting rights of Fortis Bank from the Belgian government in the BNP Transaction and the expectation that the Belgian government would retain a 25% plus one share capital and voting interest in Fortis Bank and acquire 11.6% of BNP. The Board considered that upon completion of the BNP Transaction, BNP will have an indirect majority interest and control over the outstanding capital and voting rights of FIM. The Board considered that the BNP Transaction may be deemed an "assignment" of the current investment advisory agreements, causing the agreements to automatically terminate.

In anticipation of the termination of the current investment advisory agreements in connection with the BNP Transaction, the Board, including the Independent Trustees, determined that the terms of the New Investment Advisory Agreements between the Trust, on behalf of each Fund, and FIM are fair and reasonable and approved each New Investment Advisory Agreement, including the continuation of the Agreement in connection with any additional assignment that may be deemed to occur as a result of subsequent stages of the BNP Transaction, as being in the best interests of each Fund. The Independent Trustees met separately from the "interested" Trustee of the Trust to consider the approval of the New Investment Advisory Agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In anticipation of the termination of the current investment advisory agreements in connection with the BNP Transaction, the Board, including the Independent Trustees voting separately, also approved an interim investment advisory agreement between FIM and the Trust, on behalf of each Fund, to be effective if the BNP Transaction closes prior to shareholder approval of the New Investment Advisory Agreements. The interim investment advisory agreement with respect to each Fund will terminate, if effective, on the earlier of one hundred fifty
(150) days following its effective date or the effective date of the New Investment Advisory Agreements.

In determining whether to approve the New Investment Advisory Agreement and interim agreement for each Fund in connection with the BNP Transaction and whether to recommend the approval of the New Investment Advisory Agreement to shareholders, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

     - Representations from FIM that the key personnel of FIM, including, but not limited to, the portfolio managers and other investment professionals, operations staff and compliance personnel, are not expected to change as a result of the BNP Transaction;

Aston Funds
                                                                  APRIL 30, 2009

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

     - Representations from FIM that it expects to continue to operate autonomously following the BNP Transaction and that the Transaction will not affect the nature, extent and quality of services provided by FIM;

     - Each New Investment Advisory Agreement with FIM will be substantially the same as the current investment advisory agreement, and the investment advisory fee rate will remain the same; and

     - FIM has agreed that it, or its affiliates, will bear all costs of the Funds relating to the BNP Transaction, including the costs of preparing, printing and mailing a Proxy Statement to shareholders of the Funds and related solicitation expenses.

The Board considered that it had recently approved the current investment advisory agreements pursuant to an extensive process that concluded at its December 2007 meeting, and that the Board was in the process of completing this year's contract renewal process. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of portfolio management expected following the BNP Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the current investment advisory agreements at its December 2007 meeting, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Investment Advisory Agreements, including the proposed advisory fees, were fair and reasonable, and that the New Investment Advisory Agreement on behalf of each Fund should be approved.

Aston Funds
                                                                  APRIL 30, 2009

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                                          BEGINNING    ENDING
                                           ACCOUNT     ACCOUNT                 EXPENSES
                                            VALUE       VALUE      EXPENSE   PAID DURING
                                           11/01/08    04/30/09   RATIO(1)    PERIOD(2)
                                          ---------   ---------   --------   -----------
FORTIS INSTITUTIONAL PRIME MONEY MARKET
   ACTUAL FUND RETURN
   Class Y ............................     $1,000    $1,004.70     0.25%       $1.24
   Class YS ...........................      1,000     1,003.60     0.48%        2.38
   HYPOTHETICAL 5% RETURN
   Class Y ............................     $1,000    $1,023.55     0.25%       $1.25
   Class YS ...........................      1,000     1,022.41     0.48%        2.41
FORTIS GOVERNMENT MONEY MARKET FUND
   ACTUAL FUND RETURN
   Class I ............................     $1,000    $1,000.10     0.24%       $1.19
   Class S ............................      1,000     1,000.00     0.24%        1.19
   HYPOTHETICAL 5% RETURN
   Class I ............................     $1,000    $1,023.60     0.24%       $1.20
   Class S ............................      1,000     1,023.60     0.24%        1.20
FORTIS TAX-EXEMPT MONEY MARKET FUND
   ACTUAL FUND RETURN
   Class I ............................     $1,000    $1,001.30     0.40%       $1.98
   Class S ............................      1,000     1,000.80     0.53%        2.63
   HYPOTHETICAL 5% RETURN
   Class I ............................     $1,000    $1,022.81     0.40%       $2.01
   Class S ............................      1,000     1,022.17     0.53%        2.66
FORTIS TREASURY MONEY MARKET FUND
   ACTUAL FUND RETURN
   Class I ............................     $1,000    $1,000.00     0.17%       $0.84
   Class S ............................      1,000     1,000.00     0.17%        0.84
   HYPOTHETICAL 5% RETURN
   Class I ............................     $1,000    $1,023.95     0.17%       $0.85
   Class S ............................      1,000     1,023.95     0.17%        0.85
ASTON/FORTIS INVESTOR MONEY MARKET FUND
   ACTUAL FUND RETURN
   Class N ............................     $1,000    $1,000.10     0.33%       $1.64
   HYPOTHETICAL 5% RETURN
   Class N ............................     $1,000    $1,023.16     0.33%       $1.66

(1)  Annualized, based on a Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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

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

Aston Funds

ADVISERS

Aston Asset Management LLC
120 N. LaSalle Street, 25th Floor
Chicago, IL 60602

Fortis Investment Management USA, Inc.
75 State Street
Boston, MA 02109

SUBADVISERS

Fortis Investment Management USA, Inc.
75 State Street
Boston, MA 02109

Baring International Investment Limited
155 Bishopsgate
London, EC2M 3XY UK

Cardinal Capital Management, L.L.C.
One Greenwich Office Park
Greenwich, CT 06831

Lake Partners, Inc.
24 Field Point Road
Greenwich, CT 06830

M.D Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, NY 10036

MFS Institutional Advisors Inc.
500 Boylston Street
Boston, MA 02116

Montag & Caldwell, Inc.
3455 Peachtree Road NE, Suite 1200
Atlanta, GA 30326

Neptune Investment Management Limited
1 Hammersmith Grove
London, W6 0NB

New Century Capital Management, LLC
36 South Washington Street
Hinsdale, IL 60521

Optimum Investment Advisors, LLC
100 South Wacker Drive, Suite 2100
Chicago, IL 60606

River Road Asset Management, LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

Smart Portfolios, LLC
17865 Ballinger Way NE
Seattle, WA 98155

TAMRO Capital Partners LLC
1660 Duke St.
Alexandria, VA 22314

Taplin, Canida & Habacht, Inc.
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131

Todd-Veredus Asset Management LLC
6060 Dutchmans Lane
One Paragon Centre, Suite 320
Louisville, KY 40205

SHAREHOLDER SERVICES

Aston Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Kenneth C. Anderson, President and Chief Executive Officer

Gerald F. Dillenburg, Senior Vice President, Secretary and Treasurer, Chief Operating Officer, Chief Financial Officer and Chief Compliance Officer

Juli A. Braun, Assistant Treasurer

Laura M. Curylo, Assistant Treasurer

James A. Dimmick, Assistant Secretary

Marc J. Peirce, Assistant Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992 8151.

(ASTON FUNDS LOGO)

Aston Funds
P.O. Box 9765
Providence, RI 02940

ATN MMFSEMI 09

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        ASTON FUNDS

By (Signature and Title)*           /S/ KENNETH C. ANDERSON
                                    Kenneth C. Anderson, President
                                    (principal executive officer)

Date     6/29/09


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/ KENNETH C. ANDERSON
                                    Kenneth C. Anderson, President
                                    (principal executive officer)

Date     6/29/09


By (Signature and Title)*           /S/ GERALD F. DILLENBURG
                                    Gerald F. Dillenburg, Senior Vice President,
                                    Secretary & Treasurer
                                    (principal financial officer)

Date     6/29/09



* Print the name and title of each signing officer under his or her signature.